Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document And Entity Information [Abstract]
Entity Registrant Name	CELANESE CORPORATION
Entity Central Index Key	0001306830
Document Type	8-K
Document Period End Date	Dec 31, 2012
Amendment Flag	false

Consolidated Statements of Operations (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	May 31, 2011	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Net sales		$ 6,418		$ 6,763		$ 5,918
Cost of sales		(5,237)	[1]	(5,346)	[1]	(4,750)	[1]
Gross profit		1,181	[1]	1,417	[1]	1,168	[1]
Selling, general and administrative expenses		(830)	[1]	(805)	[1]	(598)	[1]
Amortization of intangible assets		(51)		(62)		(61)
Research and development expenses		(104)	[1]	(98)	[1]	(70)
Other (charges) gains, net		(14)		(48)		(46)
Foreign exchange gain (loss), net		(4)		0		(3)
Gain (loss) on disposition of businesses and assets, net		(3)		(2)		8
Operating profit (loss)		175	[1]	402	[1]	398	[1]
Equity in net earnings (loss) of affiliates		242		192		168
Interest expense		(185)		(221)		(204)
Refinancing expense	(3)	(3)		(3)		(16)
Interest income		2		3		7
Dividend income - cost investments		85		80		73
Other income (expense), net		5		14		7
Earnings (loss) from continuing operations before tax		321	[1]	467	[1]	433	[1]
Income tax (provision) benefit		55	[1]	(41)	[1]	(72)	[1]
Earnings (loss) from continuing operations		376	[1]	426	[1]	361	[1]
Earnings (loss) from operation of discontinued operations		(6)		2		(80)
Gain (loss) on disposition of discontinued operations		0		0		2
Income tax (provision) benefit from discontinued operations		2		(1)		29
Earnings (loss) from discontinued operations		(4)		1		(49)
Net earnings (loss)		372	[1]	427	[1]	312	[1]
Net (earnings) loss attributable to noncontrolling interests		0		0		0
Net earnings (loss) attributable to Celanese Corporation		372	[1]	427	[1]	312	[1]
Cumulative preferred stock dividends		0		0		(3)
Net earnings (loss) available to common stockholders		372	[1]	427	[1]	309	[1]
Amounts attributable to Celanese Corporation
Earnings (loss) from continuing operations		376	[1]	426	[1]	361	[1]
Earnings (loss) from discontinued operations		(4)		1		(49)
Net earnings (loss)		$ 372	[1]	$ 427	[1]	$ 312	[1]
Earnings (loss) per common share - basic
Continuing operations		$ 2.37	[1]	$ 2.72	[1]	$ 2.31	[1]
Discontinued operations		$ (0.02)		$ 0.01		$ (0.31)
Net earnings (loss) - basic		$ 2.35	[1]	$ 2.73	[1]	$ 2	[1]
Earnings (loss) per common share - diluted
Continuing operations		$ 2.35	[1]	$ 2.68	[1]	$ 2.28	[1]
Discontinued operations		$ (0.02)		$ 0.01		$ (0.31)
Net earnings (loss) - diluted		$ 2.33	[1]	$ 2.69	[1]	$ 1.97	[1]
Weighted average shares - basic		158,359,914		156,226,526		154,577,441
Weighted average shares - diluted		159,830,786		158,970,283		158,385,497

[1]	As Adjusted (Note 2)

Consolidated Statements of Comprehensive Income (Loss) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Net earnings (loss)	$ 372	[1]	$ 427	[1]	$ 312	[1]
Other comprehensive income (loss), net of tax
Unrealized gain (loss) on marketable securities	0		0		(1)
Foreign currency translation	5		(27)		37
Unrealized gain (loss) on interest rate swaps	7		27		17
Pension and postretirement benefits	(11)	[1]	0	[1]	2	[1]
Total other comprehensive income (loss), net of tax	1	[1]	0	[1]	55	[1]
Total comprehensive income (loss), net of tax	373		427		367
Comprehensive (income) loss attributable to noncontrolling interests	0		0		0
Comprehensive income (loss) attributable to Celanese Corporation	$ 373		$ 427		$ 367

[1]	As Adjusted (Note 2)

Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Current Assets
Cash and cash equivalents	$ 959		$ 682
Trade receivables - third party and affiliates (net of allowance for doubtful accounts - 2012: $9; 2011: $9)	827		871
Non-trade receivables, net	209		235
Inventories	711		712
Deferred income taxes	49		104
Marketable securities, at fair value	53		64
Other assets	31		35
Total current assets	2,839		2,703
Investments in affiliates	800		824
Property, plant and equipment (net of accumulated depreciation - 2012: $1,506; 2011: $1,316)	3,350		3,269
Deferred income taxes	606		421
Other assets	463		344
Goodwill	777		760
Intangible assets, net	165		197
Total assets	9,000		8,518
Current Liabilities
Short-term borrowings and current installments of long-term debt - third party and affiliates	168		144
Trade payables - third party and affiliates	649		673
Other liabilities	475		539
Deferred income taxes	25		17
Income taxes payable	38		12
Total current liabilities	1,355		1,385
Long-term debt	2,930		2,873
Deferred income taxes	50		92
Uncertain tax positions	181		182
Benefit obligations	1,602		1,492
Other liabilities	1,152		1,153
Commitments and contingencies
Stockholders' Equity
Preferred stock, $0.01 par value, 100,000,000 shares authorized (2012 and 2011: 0 issued and outstanding)	0		0
Treasury stock, at cost (2012: 23,986,836 shares; 2011: 22,921,294 shares)	(905)		(860)
Additional paid-in capital	731		627
Retained earnings	1,993	[1]	1,664	[1]
Accumulated other comprehensive income (loss), net	(89)	[1]	(90)	[1]
Total Celanese Corporation stockholders' equity	1,730		1,341
Noncontrolling interests	0		0
Total equity	1,730		1,341
Total liabilities and equity	9,000		8,518
Series A common stock, $0.0001 par value, 400,000,000 shares authorized (2012: 183,629,237 issued and 159,642,401 outstanding; 2011: 179,385,105 issued and 156,463,811 outstanding)
Stockholders' Equity
Common stock	0		0
Series B common stock, $0.0001 par value, 100,000,000 shares authorized (2012 and 2011: 0 issued and outstanding)
Stockholders' Equity
Common stock	$ 0		$ 0

[1]	As Adjusted (Note 2)

Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current Assets
Allowance for doubtful accounts - trade receivables	$ 9	$ 9
Accumulated depreciation	$ 1,506	$ 1,316
Stockholders' Equity
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	100,000,000	100,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Treasury stock, shares	23,986,836	22,921,294
Series A common stock, $0.0001 par value, 400,000,000 shares authorized (2012: 183,629,237 issued and 159,642,401 outstanding; 2011: 179,385,105 issued and 156,463,811 outstanding)
Stockholders' Equity
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	400,000,000	400,000,000
Common stock, shares issued	183,629,237	179,385,105
Common stock, shares outstanding	159,642,401	156,463,811
Series B common stock, $0.0001 par value, 100,000,000 shares authorized (2012 and 2011: 0 issued and outstanding)
Stockholders' Equity
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	0	0
Common stock, shares outstanding	0	0

Consolidated Statements of Equity (USD $) In Millions, except Share data		Total		Total Celanese Corporation stockholders' equity	Preferred stock	Series A common stock	Treasury stock	Additional paid-in capital	Retained earnings		Accumulated other comprehensive income (loss), net		Noncontrolling interests
Balance as of the beginning of the period at Dec. 31, 2009					$ 0	$ 0	$ (781)	$ 522	$ 990	[1]	$ (145)	[1]	$ 0
Balance as of the beginning of the period, shares at Dec. 31, 2009					9,600,000	144,394,069	20,601,686
Conversion of preferred stock, shares						12,084,942
Conversion of preferred stock						0
Redemption of preferred stock, shares					9,600,000	7,437
Redemption of preferred stock					0	0
Stock option exercises, shares						800,347
Stock option exercises, net of tax		13				0		33
Purchases of treasury stock, shares						(1,667,592)
Purchases of treasury stock, including related fees						0
Stock awards, shares						140,090
Stock awards						0
Purchases of treasury stock, shares		1,667,592					1,667,592
Purchases of treasury stock, including related fees		(48)					(48)
Stock-based compensation, net of tax								19
Net earnings (loss) attributable to Celanese Corporation	[1]	312							312
Series A common stock dividends									(28)
Preferred stock dividends		(3)							(3)
Other comprehensive income (loss), net of tax	[1]	55									55
Net earnings (loss) attributable to noncontrolling interests		0											0
Balance as of the end of the period at Dec. 31, 2010		926			0	0	(829)	574	1,271	[1]	(90)	[1]	0
Total Celanese Corporation stockholders' equity at Dec. 31, 2010				926
Balance as of the end of the period, shares at Dec. 31, 2010					0	155,759,293	22,269,278
Conversion of preferred stock, shares						0
Conversion of preferred stock						0
Redemption of preferred stock, shares					0	0
Redemption of preferred stock					0	0
Stock option exercises, shares						842,342
Stock option exercises, net of tax		20				0		36
Purchases of treasury stock, shares						(652,016)
Purchases of treasury stock, including related fees						0
Stock awards, shares						514,192
Stock awards						0
Purchases of treasury stock, shares		652,016					652,016
Purchases of treasury stock, including related fees		(31)					(31)
Stock-based compensation, net of tax								17
Net earnings (loss) attributable to Celanese Corporation	[1]	427							427
Series A common stock dividends									(34)
Preferred stock dividends		0							0
Other comprehensive income (loss), net of tax	[1]	0									0
Net earnings (loss) attributable to noncontrolling interests		0											0
Balance as of the end of the period at Dec. 31, 2011		1,341			0	0	(860)	627	1,664	[1]	(90)	[1]	0
Total Celanese Corporation stockholders' equity at Dec. 31, 2011		1,341		1,341
Balance as of the end of the period, shares at Dec. 31, 2011					0	156,463,811	22,921,294
Conversion of preferred stock, shares						0
Conversion of preferred stock						0
Redemption of preferred stock, shares					0	0
Redemption of preferred stock					0	0
Stock option exercises, shares		3,800,000				3,751,825
Stock option exercises, net of tax		110				0		92
Purchases of treasury stock, shares						(1,065,542)
Purchases of treasury stock, including related fees						0
Stock awards, shares						492,307
Stock awards						0
Purchases of treasury stock, shares		1,059,719	[2]				1,065,542
Purchases of treasury stock, including related fees		(45)					(45)
Stock-based compensation, net of tax								12
Net earnings (loss) attributable to Celanese Corporation		372	[1]						372
Series A common stock dividends									(43)
Preferred stock dividends		0							0
Other comprehensive income (loss), net of tax	[1]	1									1
Net earnings (loss) attributable to noncontrolling interests		0											0
Balance as of the end of the period at Dec. 31, 2012		1,730			0	0	(905)	731	1,993	[1]	(89)	[1]	0
Total Celanese Corporation stockholders' equity at Dec. 31, 2012		$ 1,730		$ 1,730
Balance as of the end of the period, shares at Dec. 31, 2012					0	159,642,401	23,986,836

[1]	As Adjusted (Note 2)
[2]	Excludes 5,823 shares withheld from employee to cover statutory minimum withholding requirements for personal income taxes related to the vesting of restricted stock. Restricted stock is considered outstanding at the time of issuance and therefore, the shares withheld are treated as treasury shares.

Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Operating Activities
Net earnings (loss)	$ 372	[1]	$ 427	[1]	$ 312	[1]
Adjustments to reconcile net earnings (loss) to net cash provided by operating activities
Other charges (gains), net of amounts used	(12)		(6)		(5)
Depreciation, amortization and accretion	320		311		300
Pension and postretirement benefit expense	9	[1]	30	[1]	59	[1]
Pension and postretirement contributions	(288)	[1]	(209)	[1]	(81)	[1]
Actuarial (gain) loss on pension and postretirement plans	389	[1]	306	[1]	84	[1]
Deferred income taxes, net	(175)	[1]	(15)	[1]	(24)	[1]
(Gain) loss on disposition of businesses and assets, net	3		1		(8)
Refinancing expense	3		3		16
Other, net	53		56		11
Operating cash provided by (used in) discontinued operations	2		(9)		8
Changes in operating assets and liabilities
Trade receivables - third party and affiliates, net	50		(83)		(90)
Inventories	6		(112)		(98)
Other assets	9		17		9
Trade payables - third party and affiliates	5		22		19
Other liabilities	(24)	[1]	(101)	[1]	(60)	[1]
Net cash provided by (used in) operating activities	722		638		452
Investing Activities
Capital expenditures on property, plant and equipment	(361)		(349)		(201)
Acquisitions, net of cash acquired	(23)		(8)		(46)
Proceeds from sale of businesses and assets, net	1		6		26
Deferred proceeds from Kelsterbach plant relocation	0		159		0
Capital expenditures related to Kelsterbach plant relocation	(49)		(204)		(312)
Proceeds from sale of marketable securities	0		0		0
Other, net	(68)		(45)		(27)
Net cash provided by (used in) investing activities	(500)		(441)		(560)
Financing Activities
Short-term borrowings (repayments), net	2		(13)		(31)
Proceeds from short-term borrowings	71		70		70
Repayments of short-term borrowings	(71)		(73)		(55)
Proceeds from long-term debt	550		411		600
Repayments of long-term debt	(489)		(591)		(897)
Refinancing costs	(9)		(8)		(24)
Purchases of treasury stock, including related fees	(45)		(31)		(48)
Stock option exercises	62		20		14
Series A common stock dividends	(43)		(34)		(28)
Preferred stock dividends	0		0		(3)
Other, net	21		(4)		14
Net cash provided by (used in) financing activities	49		(253)		(388)
Exchange rate effects on cash and cash equivalents	6		(2)		(18)
Net increase (decrease) in cash and cash equivalents	277		(58)		(514)
Cash and cash equivalents at beginning of period	682		740		1,254
Cash and cash equivalents at end of period	$ 959		$ 682		$ 740

[1]	As Adjusted (Note 2)

Description of the Company and Basis of Presentation	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of the Company and Basis of Presentation
Description of the Company and Basis of Presentation
Description of the Company
Celanese Corporation and its subsidiaries (collectively, the "Company") is a global technology and specialty materials company. The Company’s business involves processing chemical raw materials, such as methanol, carbon monoxide and ethylene, and natural products, including wood pulp, into value-added chemicals, thermoplastic polymers and other chemical-based products.
Definitions
In this Current Report on Form 8-K ("Current Report"), the term "Celanese" refers to Celanese Corporation, a Delaware corporation, and not its subsidiaries. The term "Celanese US" refers to the Company's subsidiary, Celanese US Holdings LLC, a Delaware limited liability company, and not its subsidiaries.
Basis of Presentation
The consolidated financial statements contained in this Current Report were prepared in accordance with accounting principles generally accepted in the United States of America ("US GAAP") for all periods presented. The consolidated financial statements and other financial information included in this Current Report, unless otherwise specified, have been presented to separately show the retroactive effects of discontinued operations.
In the ordinary course of business, the Company enters into contracts and agreements relative to a number of topics, including acquisitions, dispositions, joint ventures, supply agreements, product sales and other arrangements. The Company endeavors to describe those contracts or agreements that are material to its business, results of operations or financial position. The Company may also describe some arrangements that are not material but in which the Company believes investors may have an interest or which may have been included in a Form 8-K filing. Investors should not assume the Company has described all contracts and agreements relative to the Company’s business in this Current Report.
For those consolidated subsidiaries in which the Company's ownership is less than 100%, the outside stockholders' interests are shown as noncontrolling interests.
The Company has reclassified certain prior period amounts to conform to the current period’s presentation.

Summary of Accounting Policies	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Summary of Accounting Policies
Summary of Accounting Policies

•	Consolidation principles
The consolidated financial statements have been prepared in accordance with US GAAP for all periods presented and include the accounts of the Company and its majority owned subsidiaries over which the Company exercises control. All intercompany accounts and transactions have been eliminated in consolidation.

•	Estimates and assumptions
The preparation of consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues, expenses and allocated charges during the reporting period. Significant estimates pertain to impairments of goodwill, intangible assets and other long-lived assets, purchase price allocations, restructuring costs and other (charges) gains, net, income taxes, pension and other postretirement benefits, asset retirement obligations, environmental liabilities and loss contingencies, among others. Actual results could differ from those estimates.

•	Change in accounting policy regarding pension and other postretirement benefits

Effective January 1, 2013, the Company elected to change its accounting policy for recognizing actuarial gains and losses and changes in the fair value of plan assets for its defined benefit pension plans and other postretirement benefit plans. Previously, the Company recognized the actuarial gains and losses as a component of Accumulated other comprehensive income (loss), net within the consolidated balance sheets on an annual basis and amortized the gains and losses into operating results over the average remaining service period to retirement date for active plan participants or, for retired participants, the average remaining life expectancy. For defined benefit pension plans, the unrecognized gains and losses were amortized when the net gains and losses exceeded 10% of the greater of the market-related value of plan assets or the projected benefit obligation at the beginning of the year. For other postretirement benefits, amortization occurred when the net gains and losses exceeded 10% of the accumulated postretirement benefit obligation at the beginning of the year.
Previously, differences between the actual rate of return on plan assets and the long-term expected rate of return on plan assets were not generally recognized in net periodic benefit cost in the year that the difference occurred. These differences were deferred and amortized into net periodic benefit cost over the average remaining future service period of employees. The asset gains and losses subject to amortization and the long-term expected return on plan assets were previously calculated using a five-year smoothing of asset gains and losses referred to as the market-related value to stabilize variability in the plan asset values.
The Company now applies the long-term expected rate of return to the fair value of plan assets and immediately recognizes in operating results the change in fair value of plan assets and net actuarial gains and losses annually in the fourth quarter of each fiscal year and whenever a plan is required to be remeasured. Events requiring a plan remeasurement will continue to be recognized in the quarter in which such remeasurement event occurs. The remaining components of the Company's net periodic benefit cost are recorded on a quarterly basis. While the Company's historical policy of recognizing the change in fair value of plan assets and net actuarial gains and losses is considered acceptable under US GAAP, the Company believes the new policy is preferable as it eliminates the delay in recognizing gains and losses within operating results. This change improves transparency within the Company's operating results by immediately recognizing the effects of economic and interest rate trends on plan investments and assumptions in the year these gains and losses are actually incurred. The policy changes have no impact on future pension and postretirement benefit plan funding or pension and postretirement benefits paid to participants. Financial information for all periods presented has been retrospectively adjusted.
In connection with the changes in accounting policy for pension and other postretirement benefits and in an attempt to properly match the actual operational expenses each business segment is incurring, the Company changed its allocation of net periodic benefit cost. Previously, the Company allocated all components of net periodic benefit cost to each business segment on a ratable basis. The Company now allocates only the service cost and amortization of prior service cost components of its pension and postretirement plans to its business segments. All other components of net periodic benefit cost are recorded to Other Activities. The components of net periodic benefit cost that are no longer allocated to each business segment include interest cost, expected return on assets and net actuarial gains and losses as these components are considered financing activities managed at the corporate level. The Company believes the revised expense allocation more appropriately matches the cost incurred for active employees to the respective business segment. Business segment information for all periods presented has been retrospectively adjusted (Note 25).
The retrospective effect of the change in accounting policy for pension and other postretirement benefits to the consolidated statements of operations is as follows:

	Year Ended December 31, 2012
	As Previously Reported	Effect of Change	As Adjusted
	(In $ millions, except per share data)
Cost of sales	(5,226)	(11)	(5,237)
Gross profit	1,192	(11)	1,181
Selling, general and administrative expenses	(507)	(323)	(830)
Research and development expenses	(102)	(2)	(104)
Operating profit (loss)	511	(336)	175
Earnings (loss) from continuing operations before tax	657	(336)	321
Income tax (provision) benefit	(48)	103	55
Earnings (loss) from continuing operations	609	(233)	376
Net earnings (loss)	605	(233)	372
Net earnings (loss) attributable to Celanese Corporation	605	(233)	372
Net earnings (loss) available to common stockholders	605	(233)	372
Earnings (loss) per common share - basic
Continuing operations	3.84	(1.47)	2.37
Discontinued operations	(0.02)	—	(0.02)
Net earnings (loss) - basic	3.82	(1.47)	2.35
Earnings (loss) per common share - diluted
Continuing operations	3.81	(1.46)	2.35
Discontinued operations	(0.02)	—	(0.02)
Net earnings (loss) - diluted	3.79	(1.46)	2.33

	Year Ended December 31, 2011
	As Previously Reported	Effect of Change	As Adjusted
	(In $ millions, except per share data)
Cost of sales	(5,329)	(17)	(5,346)
Gross profit	1,434	(17)	1,417
Selling, general and administrative expenses	(536)	(269)	(805)
Research and development expenses	(96)	(2)	(98)
Operating profit (loss)	690	(288)	402
Earnings (loss) from continuing operations before tax	755	(288)	467
Income tax (provision) benefit	(149)	108	(41)
Earnings (loss) from continuing operations	606	(180)	426
Net earnings (loss)	607	(180)	427
Net earnings (loss) attributable to Celanese Corporation	607	(180)	427
Net earnings (loss) available to common stockholders	607	(180)	427
Earnings (loss) per common share - basic
Continuing operations	3.88	(1.16)	2.72
Discontinued operations	0.01	—	0.01
Net earnings (loss) - basic	3.89	(1.16)	2.73
Earnings (loss) per common share - diluted
Continuing operations	3.81	(1.13)	2.68
Discontinued operations	0.01	—	0.01
Net earnings (loss) - diluted	3.82	(1.13)	2.69

	Year Ended December 31, 2010
	As Previously Reported	Effect of Change	As Adjusted
	(In $ millions, except per share data)
Cost of sales	(4,738)	(12)	(4,750)
Gross profit	1,180	(12)	1,168
Selling, general and administrative expenses	(505)	(93)	(598)
Research and development expenses	(70)	—	(70)
Operating profit (loss)	503	(105)	398
Earnings (loss) from continuing operations before tax	538	(105)	433
Income tax (provision) benefit	(112)	40	(72)
Earnings (loss) from continuing operations	426	(65)	361
Net earnings (loss)	377	(65)	312
Net earnings (loss) attributable to Celanese Corporation	377	(65)	312
Net earnings (loss) available to common stockholders	374	(65)	309
Earnings (loss) per common share - basic
Continuing operations	2.73	(0.42)	2.31
Discontinued operations	(0.31)	—	(0.31)
Net earnings (loss) - basic	2.42	(0.42)	2.00
Earnings (loss) per common share - diluted
Continuing operations	2.69	(0.41)	2.28
Discontinued operations	(0.31)	—	(0.31)
Net earnings (loss) - diluted	2.38	(0.41)	1.97
The retrospective effect of the change in accounting policy for pension and other postretirement benefits to the consolidated statements of comprehensive income (loss) is as follows:

	Year Ended December 31, 2012
	As Previously Reported	Effect of Change	As Adjusted
	(In $ millions)
Net earnings (loss)	605	(233)	372
Pension and postretirement benefits	(244)	233	(11)
Total other comprehensive income (loss), net of tax	(232)	233	1

	Year Ended December 31, 2011
	As Previously Reported	Effect of Change	As Adjusted
	(In $ millions)
Net earnings (loss)	607	(180)	427
Pension and postretirement benefits	(180)	180	—
Total other comprehensive income (loss), net of tax	(180)	180	—

	Year Ended December 31, 2010
	As Previously Reported	Effect of Change	As Adjusted
	(In $ millions)
Net earnings (loss)	377	(65)	312
Pension and postretirement benefits	(63)	65	2
Total other comprehensive income (loss), net of tax	(10)	65	55
The retrospective effect of the change in accounting policy for pension and other postretirement benefits to the consolidated balance sheets is as follows:

	As of December 31, 2012
	As Previously Reported	Effect of Change	As Adjusted
	(In $ millions)
Retained earnings	2,986	(993)	1,993
Accumulated other comprehensive income (loss), net	(1,082)	993	(89)

	As of December 31, 2011
	As Previously Reported	Effect of Change	As Adjusted
	(In $ millions)
Retained earnings	2,424	(760)	1,664
Accumulated other comprehensive income (loss), net	(850)	760	(90)
The retrospective effect of the change in accounting policy for pension and other postretirement benefits to the consolidated statements of equity is as follows:

	2012
	As Previously Reported	Effect of Change	As Adjusted
	(In $ millions)
Retained earnings as of the beginning of the period	2,424	(760)	1,664
Net earnings (loss) attributable to Celanese Corporation	605	(233)	372
Retained earnings as of the end of the period	2,986	(993)	1,993
Accumulated other comprehensive income (loss), net as of the beginning of the period	(850)	760	(90)
Other comprehensive income (loss), net of tax	(232)	233	1
Accumulated other comprehensive income (loss), net as of the end of the period	(1,082)	993	(89)

	2011
	As Previously Reported	Effect of Change	As Adjusted
	(In $ millions)
Retained earnings as of the beginning of the period	1,851	(580)	1,271
Net earnings (loss) attributable to Celanese Corporation	607	(180)	427
Retained earnings as of the end of the period	2,424	(760)	1,664
Accumulated other comprehensive income (loss), net as of the beginning of the period	(670)	580	(90)
Other comprehensive income (loss), net of tax	(180)	180	—
Accumulated other comprehensive income (loss), net as of the end of the period	(850)	760	(90)

	2010
	As Previously Reported	Effect of Change	As Adjusted
	(In $ millions)
Retained earnings as of the beginning of the period	1,505	(515)	990
Net earnings (loss) attributable to Celanese Corporation	377	(65)	312
Retained earnings as of the end of the period	1,851	(580)	1,271
Accumulated other comprehensive income (loss), net as of the beginning of the period	(660)	515	(145)
Other comprehensive income (loss), net of tax	(10)	65	55
Accumulated other comprehensive income (loss), net as of the end of the period	(670)	580	(90)
The retrospective effect of the change in accounting policy for pension and other postretirement benefits to the consolidated statements of cash flows is as follows:

	Year Ended December 31, 2012
	As Previously Reported	Effect of Change	As Adjusted
	(In $ millions)
Net earnings (loss)	605	(233)	372
Pension and postretirement benefit expense	—	9	9
Pension and postretirement contributions	—	(288)	(288)
Actuarial (gain) loss on pension and postretirement plans	—	389	389
Deferred income taxes, net	(73)	(102)	(175)
Other liabilities	(249)	225	(24)

	Year Ended December 31, 2011
	As Previously Reported	Effect of Change	As Adjusted
	(In $ millions)
Net earnings (loss)	607	(180)	427
Pension and postretirement benefit expense	—	30	30
Pension and postretirement contributions	—	(209)	(209)
Actuarial (gain) loss on pension and postretirement plans	—	306	306
Deferred income taxes, net	93	(108)	(15)
Other liabilities	(262)	161	(101)

	Year Ended December 31, 2010
	As Previously Reported	Effect of Change	As Adjusted
	(In $ millions)
Net earnings (loss)	377	(65)	312
Pension and postretirement benefit expense	—	59	59
Pension and postretirement contributions	—	(81)	(81)
Actuarial (gain) loss on pension and postretirement plans	—	84	84
Deferred income taxes, net	15	(39)	(24)
Other liabilities	(102)	42	(60)
The retrospective effect of the change in accounting policy for pension and other postretirement benefits to the business segment financial information (Note 25) is as follows:

	Year Ended December 31, 2012
	As Previously Reported	Effect of Change	As Adjusted
	(In $ millions)
Operating Profit (Loss)
Advanced Engineered Materials	86	9	95
Consumer Specialties	244	7	251
Industrial Specialties	82	4	86
Acetyl Intermediates	263	6	269
Other Activities	(164)	(362)	(526)
Total	511	(336)	175

	Year Ended December 31, 2011
	As Previously Reported	Effect of Change	As Adjusted
	(In $ millions)
Operating Profit (Loss)
Advanced Engineered Materials	76	3	79
Consumer Specialties	227	2	229
Industrial Specialties	100	2	102
Acetyl Intermediates	459	(1)	458
Other Activities	(172)	(294)	(466)
Total	690	(288)	402

	Year Ended December 31, 2010
	As Previously Reported	Effect of Change	As Adjusted
	(In $ millions)
Operating Profit (Loss)
Advanced Engineered Materials	186	(4)	182
Consumer Specialties	164	(1)	163
Industrial Specialties	89	—	89
Acetyl Intermediates	243	(6)	237
Other Activities	(179)	(94)	(273)
Total	503	(105)	398

•	Cash and cash equivalents
All highly liquid investments with original maturities of three months or less are considered cash equivalents.

•	Inventories
Inventories, including stores and supplies, are stated at the lower of cost or market. Cost for inventories is determined using the first-in, first-out ("FIFO") method. Cost includes raw materials, direct labor and manufacturing overhead. Cost for stores and supplies is primarily determined by the average cost method.

•	Investments in marketable securities
The Company classifies its investments in debt and equity securities as "available-for-sale" and reports those investments at their fair market values in the consolidated balance sheets as Marketable securities, at fair value. Unrealized gains or losses, net of the related tax effect on available-for-sale securities, are excluded from earnings and are reported as a component of Accumulated other comprehensive income (loss), net until realized. The cost of securities sold is determined by using the specific identification method.
A decline in the market value of any available-for-sale security below cost that is deemed to be other-than-temporary results in a reduction in the carrying amount to fair value. The impairment is charged to earnings and a new cost basis for the security is established. To determine whether impairment is other-than-temporary, the Company considers whether it has the ability and intent to hold the investment until a market price recovery and evidence indicating the cost of the investment is recoverable outweighs evidence to the contrary. Evidence considered in this assessment includes the reasons for the impairment, the severity and duration of the impairment, changes in value subsequent to year end and forecasted performance of the investee.
The Company reviews all investments for other-than-temporary impairment at least quarterly or as indicators of impairment exist. Indicators of impairment include the duration and severity of the decline in fair value below carrying value as well as the intent and ability to hold the investment to allow for a recovery in the market value of the investment. In addition, the Company considers qualitative factors that include, but are not limited to: (i) the financial condition and business plans of the investee including its future earnings potential, (ii) the investee’s credit rating, and (iii) the current and expected market and industry conditions in which the investee operates. If a decline in the fair value of an investment is deemed by management to be other-than-temporary, the Company writes down the carrying value of the investment to fair value, and the amount of the write-down is included in net earnings. Such a determination is dependent on the facts and circumstances relating to each investment.

•	Investments in affiliates
Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 323, Investments - Equity Method and Joint Ventures ("FASB ASC Topic 323"), stipulates that the equity method should be used to account for investments whereby an investor has "the ability to exercise significant influence over operating and financial policies of an investee", but does not exercise control. FASB ASC Topic 323 generally considers an investor to have the ability to exercise significant influence when it owns 20% or more of the voting stock of an investee. FASB ASC Topic 323 lists circumstances under which, despite 20% ownership, an investor may not be able to exercise significant influence. Certain investments where the Company owns greater than a 20% ownership interest are accounted for under the cost method of accounting because the Company cannot exercise significant influence or control. The Company determined that it cannot exercise significant influence over these entities due to local government investment in and influence over these entities, limitations on the Company's involvement in the day-to-day operations and the present inability of the entities to provide timely financial information prepared in accordance with US GAAP.
In certain instances, the financial information of the Company's equity investees is not available on a timely basis. Accordingly, the Company records its proportional share of the investee's earnings or losses on a consistent lag of no more than one quarter.
The Company assesses the recoverability of the carrying value of its investments whenever events or changes in circumstances indicate a loss in value that is other than a temporary decline. A loss in value of an equity method or cost method investment which is other than a temporary decline will be recognized as the difference between the carrying amount of the investment and its fair value.
The Company's estimates of fair value are determined based on a discounted cash flow model. The Company periodically engages third-party valuation consultants to assist with this process.

•	Property, plant and equipment, net
Land is recorded at historical cost. Buildings, machinery and equipment, including capitalized interest, and property under capital lease agreements, are recorded at cost less accumulated depreciation. The Company records depreciation and amortization in its consolidated statements of operations as either Cost of sales or Selling, general and administrative expenses consistent with the utilization of the underlying assets. Depreciation is calculated on a straight-line basis over the following estimated useful lives of depreciable assets:

Land improvements	20 years
Buildings and improvements	30 years
Machinery and equipment	20 years
Leasehold improvements are amortized over 10 years or the remaining life of the respective lease, whichever is shorter.
Accelerated depreciation is recorded when the estimated useful life is shortened. Ordinary repair and maintenance costs, including costs for planned maintenance turnarounds, that do not extend the useful life of the asset are charged to earnings as incurred. Fully depreciated assets are retained in property and depreciation accounts until sold or otherwise disposed. In the case of disposals, assets and related depreciation are removed from the accounts, and the net amounts, less proceeds from disposal, are included in earnings.
The Company also leases property, plant and equipment under operating and capital leases. Rent expense for operating leases, which may have escalating rentals or rent holidays over the term of the lease, is recorded on a straight-line basis over the lease term. Amortization of capital lease assets is included as a component of depreciation expense.
Assets acquired in business combinations are recorded at their fair values and depreciated over the assets' remaining useful lives or the Company's policy lives, whichever is shorter.
The Company assesses the recoverability of the carrying amount of its property, plant and equipment whenever events or changes in circumstances indicate that the carrying amount of an asset or asset group may not be recoverable. An impairment loss would be assessed when estimated undiscounted future cash flows from the operation and disposition of the asset group are less than the carrying amount of the asset group. Asset groups have identifiable cash flows and are largely independent of other asset groups. Measurement of an impairment loss is based on the excess of the carrying amount of the asset group over its fair value. Fair value is measured using discounted cash flows or independent appraisals, as appropriate. Impairment losses are recorded primarily to Other (charges) gains, net.

•	Goodwill and other intangible assets
Customer-related intangible assets and other intangibles with finite lives are amortized on a straight-line basis over their estimated useful lives. The excess of the purchase price over fair value of net identifiable assets and liabilities of an acquired business ("goodwill"), trademarks and trade names and other indefinite-lived intangible assets are not amortized, but rather tested for impairment, at least annually. The Company tests for goodwill and indefinite-lived intangible asset impairment during the third quarter of its fiscal year using June 30 balances.
The Company assesses the recoverability of the carrying value of goodwill at least annually or whenever events or changes in circumstances indicate that the carrying amount of the goodwill of a reporting unit may not be fully recoverable. Recoverability is measured at the reporting unit level based on the provisions of FASB ASC Topic 350, Intangibles - Goodwill and Other ("FASB ASC Topic 350"). Impairment losses are recorded primarily to Other (charges) gains, net.
The Company measures the recoverability of goodwill for each reporting unit using a discounted cash flow model incorporating discount rates commensurate with the risks involved, which is classified as a Level 3 measurement under FASB ASC Topic 820, Fair Value Measurement ("FASB ASC Topic 820"). The key assumptions used in the discounted cash flow valuation model include discount rates, growth rates, cash flow projections and terminal value rates. Discount rates, growth rates and cash flow projections are the most sensitive and susceptible to change as they require significant management judgment. The Company periodically engages third-party valuation consultants to assist with this process. The valuation consultants assess fair value by equally weighting a combination of two market approaches (market multiple analysis and comparable transaction analysis) and the discounted cash flow approach.
If the calculated fair value is less than the current carrying value, impairment of the reporting unit may exist. When the recoverability test indicates potential impairment, the Company, or in certain circumstances, a third-party valuation consultant engaged by the Company to assist with the process, will calculate an implied fair value of goodwill for the reporting unit. The implied fair value of goodwill is determined in a manner similar to how goodwill is calculated in a business combination. If the implied fair value of goodwill exceeds the carrying value of goodwill assigned to the reporting unit, there is no impairment. If the carrying value of goodwill assigned to a reporting unit exceeds the implied fair value of the goodwill, an impairment loss is recorded to write down the carrying value. An impairment loss cannot exceed the carrying value of goodwill assigned to a reporting unit but may indicate certain long-lived and amortizable intangible assets associated with the reporting unit may require additional impairment testing.
The Company assesses recoverability of other indefinite-lived intangible assets at least annually or whenever events or changes in circumstances indicate that the carrying amount of the indefinite-lived intangible asset may not be fully recoverable. Recoverability is measured by a comparison of the carrying value of the indefinite-lived intangible asset over its fair value. Any excess of the carrying value of the indefinite-lived intangible asset over its fair value is recognized as an impairment loss. The Company periodically engages third-party valuation consultants to assist with this process. Impairment losses are recorded primarily to Other (charges) gains, net.
Management tests indefinite-lived intangible assets utilizing the relief from royalty method to determine the estimated fair value for each indefinite-lived intangible asset which is classified as a Level 3 measurement under FASB ASC Topic 820. The relief from royalty method estimates the Company's theoretical royalty savings from ownership of the intangible asset. Key assumptions used in this model include discount rates, royalty rates, growth rates, sales projections and terminal value rates. Discount rates, royalty rates, growth rates and sales projections are the assumptions most sensitive and susceptible to change as they require significant management judgment. Discount rates used are similar to the rates estimated by the weighted average cost of capital ("WACC") considering any differences in company-specific risk factors. Royalty rates are established by management and are periodically substantiated by third-party valuation consultants. Operational management, considering industry and company-specific historical and projected data, develops growth rates and sales projections associated with each indefinite-lived intangible asset. Terminal value rate determination follows common methodology of capturing the present value of perpetual sales estimates beyond the last projected period assuming a constant WACC and low long-term growth rates.
The Company assesses the recoverability of finite-lived intangible assets in the same manner as for property, plant and equipment as described above. Impairment losses are recorded primarily to Other (charges) gains, net.

•	Financial instruments
The Company manages its exposures to currency exchange rates, interest rates and commodity prices through a risk management program that includes the use of derivative financial instruments. The Company does not use derivative financial instruments for speculative trading purposes. The fair value of all derivative instruments is recorded as an asset or liability at the balance sheet date. Changes in the fair value of these instruments are reported in earnings or Accumulated other comprehensive income (loss), net, depending on the use of the derivative and whether it qualifies for hedge accounting treatment under the provisions of FASB ASC Topic 815, Derivatives and Hedging ("FASB ASC Topic 815").
Gains and losses on derivative instruments qualifying as cash flow hedges are recorded in Accumulated other comprehensive income (loss), net, to the extent the hedges are effective, until the underlying transactions are recognized in earnings. To the extent effective, gains and losses on derivative and non-derivative instruments used as hedges of the Company's net investment in foreign operations are recorded in Accumulated other comprehensive income (loss), net as part of the foreign currency translation adjustment. The ineffective portions of cash flow hedges and hedges of net investment in foreign operations, if any, are recognized in earnings immediately. Derivative instruments not designated as hedges are marked to market at the end of each accounting period with the change in fair value recorded in earnings.

•	Concentrations of credit risk
The Company is exposed to credit risk in the event of nonpayment by customers and counterparties. The creditworthiness of customers and counterparties is subject to continuing review, including the use of master netting agreements, where the Company deems appropriate. The Company minimizes concentrations of credit risk through diverse customers across many different industries and geographies. In addition, credit risk arising from derivative instruments is not significant because the counterparties to these contracts are primarily major international financial institutions and, to a lesser extent, major chemical companies. Where appropriate, the Company has diversified its selection of counterparties. Generally, collateral is not required from customers and counterparties and allowances are provided for specific risks inherent in receivables.

•	Allowance for doubtful accounts
The Company maintains allowances for doubtful accounts for estimated losses resulting from the inability of its customers to make required payments. The Company believes, based on historical results, the likelihood of actual write-offs having a material impact on financial results is low. The allowance for doubtful accounts is estimated using factors such as customer credit ratings, past collection history and general risk profile. Receivables are charged against the allowance for doubtful accounts when it is probable that the receivable will not be recovered.

•	Deferred financing costs
The Company capitalizes direct costs incurred to obtain debt financings and amortizes these costs using a method that approximates the effective interest rate method over the terms of the related debt. Upon the extinguishment of the related debt, any unamortized capitalized debt financing costs are immediately expensed.

•	Environmental liabilities
The Company manufactures and sells a diverse line of chemical products throughout the world. Accordingly, the Company's operations are subject to various hazards incidental to the production of industrial chemicals including the use, handling, processing, storage and transportation of hazardous materials. The Company recognizes losses and accrues liabilities relating to environmental matters if available information indicates that it is probable that a liability has been incurred and the amount of loss can be reasonably estimated. Depending on the nature of the site, the Company accrues through 15 years, unless the Company has government orders or other agreements that extend beyond 15 years. If the event of loss is neither probable nor reasonably estimable, but is reasonably possible, the Company provides appropriate disclosure in the notes to the consolidated financial statements if the contingency is considered material. The Company estimates environmental liabilities on a case-by-case basis using the most current status of available facts, existing technology, presently enacted laws and regulations and prior experience in remediation of contaminated sites. Recoveries of environmental costs from other parties are recorded as assets when their receipt is deemed probable.
An environmental reserve related to cleanup of a contaminated site might include, for example, a provision for one or more of the following types of costs: site investigation and testing costs, cleanup costs, costs related to soil and water contamination resulting from tank ruptures and post-remediation monitoring costs. These reserves do not take into account any claims or recoveries from insurance. The measurement of environmental liabilities is based on the Company's periodic estimate of what it will cost to perform each of the elements of the remediation effort. The Company utilizes third parties to assist in the management and development of cost estimates for its sites. Changes to environmental regulations or other factors affecting environmental liabilities are reflected in the consolidated financial statements in the period in which they occur.

•	Legal fees
The Company accrues for legal fees related to loss contingency matters when the costs associated with defending these matters can be reasonably estimated and are probable of occurring. All other legal fees are expensed as incurred.

•	Revenue recognition
The Company recognizes revenue when title and risk of loss have been transferred to the customer, generally at the time of shipment of products, and provided that four basic criteria are met: (a) persuasive evidence of an arrangement exists; (b) delivery has occurred or services have been rendered; (c) the fee is fixed or determinable; and (d) collectibility is reasonably assured. Should changes in conditions cause the Company to determine revenue recognition criteria are not met for certain transactions, revenue recognition would be delayed until such time that the transactions become realizable and fully earned. Payments received in advance of meeting the above revenue recognition criteria are recorded as deferred revenue. Shipping and handling fees billed to customers in a sales transaction are recorded in Net sales and shipping and handling costs incurred are recorded in Cost of sales.

•	Research and development
The costs of research and development are charged as an expense in the period in which they are incurred.

•	Insurance loss reserves
The Company has two wholly-owned insurance companies (the "Captives") that are used as a form of self insurance for liability and workers compensation risks. The Captives enter into reinsurance arrangements to reduce their risk of loss. The reinsurance arrangements do not relieve the Captives from their obligations to policyholders. Failure of the reinsurers to honor their obligations could result in losses to the Captives. The Captives evaluate the financial condition of their reinsurers and monitor concentrations of credit risk to minimize their exposure to significant losses from reinsurer insolvencies and to establish allowances for amounts deemed non-collectible.
One of the Captives also insures certain third-party risks. The liabilities recorded by the Captives relate to the estimated risk of loss, which is based on management estimates and actuarial valuations, and unearned premiums, which represent the portion of the third-party premiums written applicable to the unexpired terms of the policies in-force. Liabilities are recognized for known claims when sufficient information has been developed to indicate involvement of a specific policy and the Company can reasonably estimate its liability. In addition, liabilities have been established to cover additional exposure on both known and unasserted claims. Estimates of the liabilities are reviewed and updated regularly. It is possible that actual results could differ significantly from the recorded liabilities. Premiums written are recognized as revenue as earned based on the terms of the policies. Capitalization of the Captives is determined by regulatory guidelines.

•	Income taxes
The provision for income taxes is determined using the asset and liability approach of accounting for income taxes. Under this approach, deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes and net operating loss and tax credit carryforwards. The amount of deferred taxes on these temporary differences is determined using the tax rates that are expected to apply to the period when the asset is realized or the liability is settled, as applicable, based on tax rates and laws in the respective tax jurisdiction enacted as of the balance sheet date.
The Company reviews its deferred tax assets for recoverability and establishes a valuation allowance based on historical taxable income, projected future taxable income, applicable tax strategies and the expected timing of the reversals of existing temporary differences. A valuation allowance is provided when it is more likely than not (likelihood of greater than 50%) that some portion or all of the deferred tax assets will not be realized.
The Company considers many factors when evaluating and estimating its tax positions and tax benefits, which may require periodic adjustments and which may not accurately anticipate actual outcomes. Tax positions are recognized only when it is more likely than not, based on technical merits, that the positions will be sustained upon examination. Tax positions that meet the more-likely-than-not threshold are measured using a probability weighted approach as the largest amount of tax benefit that is greater than 50% likely of being realized upon settlement. Whether the more-likely-than-not recognition threshold is met for a tax position is a matter of judgment based on the individual facts and circumstances of that position evaluated in light of all available evidence.
The Company recognizes interest and penalties related to uncertain tax positions in Income tax (provision) benefit in the consolidated statement of operations.

•	Functional and reporting currencies
For the Company's international operations where the functional currency is other than the US dollar, assets and liabilities are translated using period-end exchange rates, while the statement of operations amounts are translated using the average exchange rates for the respective period. Differences arising from the translation of assets and liabilities in comparison with the translation of the previous periods or from initial recognition during the period are included as a separate component of Accumulated other comprehensive income (loss), net.

Accounting Pronouncements	12 Months Ended
Dec. 31, 2012
Accounting Changes and Error Corrections [Abstract]
Accounting Pronouncements
Accounting Pronouncements
In February 2013, the FASB issued Accounting Standards Update ("ASU") 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income, an amendment to FASB ASC Topic 220. The update requires disclosure of amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present either on the face of the statement of operations or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required to be reclassified to net income in its entirety in the same reporting period. For amounts not reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures that provide additional detail about those amounts. This ASU is effective prospectively for the Company for annual and interim periods beginning January 1, 2013. The Company will comply with the disclosure requirements of this ASU for the quarter ending March 31, 2013.
In January 2013, the FASB issued ASU 2013-01, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, an amendment to FASB ASC Topic 210. The update clarifies that the scope of ASU 2011-11, Disclosures about Offsetting Assets and Liabilities, applies to derivatives accounted for in accordance with FASB ASC Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are either offset or subject to an enforceable master netting arrangement or similar agreement. This ASU is effective for the Company for annual and interim periods beginning January 1, 2013. The Company will comply with the disclosure requirements of this ASU for the quarter ending March 31, 2013.
In July 2012, the FASB issued ASU 2012-02, Testing Indefinite-Lived Intangible Assets for Impairment, an amendment to FASB ASC Topic 350. The update provides an entity with the option first to assess qualitative factors in determining whether it is more likely than not that the indefinite-lived intangible asset is impaired. After assessing the qualitative factors, if an entity determines that it is not more likely than not that the indefinite-lived intangible asset is impaired, then the entity is not required to take further action. If an entity concludes otherwise, then it is required to determine the fair value of the indefinite-lived intangible asset and perform the quantitative impairment test. The ASU is effective for the Company for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption was permitted. The Company did not early adopt the provisions of this ASU; however, the Company does not expect the impact of adopting this ASU to be material to the Company's financial position, results of operations or cash flows.

Acquisitions, Dispositions, Ventures and Plant Closures	12 Months Ended
Dec. 31, 2012
Acquisitions, Dispositions, Ventures and Plant Closures [Abstract]
Acquisitions, Dispositions, Ventures and Plant Closures
Acquisitions, Dispositions, Ventures and Plant Closures
Acquisitions
On January 3, 2012, the Company completed the acquisition of certain assets from Ashland Inc., including two product lines, Vinac® and Flexbond®, to support the strategic growth of the Company's Emulsions business. In February 2011, the Company acquired a business primarily consisting of emulsions process technology from Crown Paints Limited. Both of the acquired operations are included in the Industrial Specialties segment (Note 10).
In May 2010, the Company acquired Zenite® liquid crystal polymer ("LCP") and Thermx® polycyclohexylene-dimethylene terephthalate ("PCT") product lines from DuPont Performance Polymers. The acquisition builds on the Company’s position as a global supplier of high performance materials and technology-driven applications. The acquired product lines are included in the Advanced Engineered Materials segment.
Pro forma financial information since the respective acquisition dates has not been provided as the acquisitions did not have a material impact on the Company’s financial information.
The Company allocated the purchase price of the acquisitions to identifiable intangible assets acquired based on their estimated fair values. The excess of purchase price over the aggregate fair values was recorded as goodwill. Intangible assets were valued using the relief from royalty and discounted cash flow methodologies which are considered Level 3 measurements under FASB ASC Topic 820. The relief from royalty method estimates the Company’s theoretical royalty savings from ownership of the intangible asset. Key assumptions used in this model include discount rates, royalty rates, growth rates, sales projections and terminal value rates, all of which require significant management judgment and, therefore, are susceptible to change. The key assumptions used in the discounted cash flow valuation model include discount rates, growth rates, cash flow projections and terminal value rates. Discount rates, growth rates and cash flow projections are the most sensitive and susceptible to change as they require significant management judgment. The Company, with the assistance of third-party valuation consultants, calculated the fair value of the intangible assets acquired to allocate the purchase price at the respective acquisition date.
Ventures
The Company indirectly owns a 25% interest in its National Methanol Company ("Ibn Sina") affiliate through CTE Petrochemicals Company ("CTE"), a joint venture with Texas Eastern Arabian Corporation Ltd. (which also indirectly owns 25% of Ibn Sina). The remaining interest in Ibn Sina is held by Saudi Basic Industries Corporation ("SABIC"). SABIC and CTE entered into the Ibn Sina joint venture agreement in 1981. In April 2010, the Company announced that Ibn Sina will construct a polyacetal ("POM") production facility in Saudi Arabia and that the term of the joint venture agreement was extended until 2032. Ibn Sina’s existing natural gas supply contract expires in 2022. Upon successful startup of the POM facility, which is expected to be completed in 2015, the Company’s indirect economic interest in Ibn Sina will increase from 25% to 32.5% although the Company's indirect ownership interest will remain unchanged. SABIC’s economic and ownership interest will remain unchanged. The Ibn Sina equity method investment is included in the Advanced Engineered Materials segment.
Plant Closures
•    Spondon, Derby, United Kingdom
In March 2010, the Company assessed the possibility of consolidating its global acetate flake and acetate tow manufacturing operations to strengthen the Company's competitive position, reduce fixed costs and align future production capacities with anticipated industry demand trends. Based on this assessment, the Company concluded that certain long-lived assets were partially impaired and recorded long-lived asset impairment losses of $72 million (Note 17) to Other (charges) gains, net in the consolidated statements of operations. The Spondon, Derby, United Kingdom operations are included in the Consumer Specialties segment.
In August 2010, the Company announced it would consolidate its global acetate manufacturing capabilities by closing its acetate flake and acetate tow manufacturing operations in Spondon, Derby, United Kingdom. The Company expects to serve its acetate customers under this proposal by optimizing its global production network, which includes facilities in Lanaken, Belgium; Narrows, Virginia; and Ocotlan, Mexico, as well as the Company's acetate affiliate facilities in China. In November 2012, the Company ceased manufacturing acetate flake and acetate tow at its Spondon, Derby, United Kingdom site.
The exit costs and plant shutdown costs related to the closure of the acetate flake and acetate tow manufacturing operations in Spondon, Derby, United Kingdom (Note 17) are as follows:

	Year Ended December 31,
	2012	2011	2010
	(In $ millions)
Employee termination benefits	(5)	(4)	(15)
Asset impairments	(8)	—	(72)
Total exit costs recorded to Other (charges) gains, net	(13)	(4)	(87)

Accelerated depreciation	(6)	(7)	(6)
Other	(5)	(3)	—
Total plant shutdown costs	(11)	(10)	(6)

•    Pardies, France
In July 2009, the Company completed the consultation process with the workers council on its "Project of Closure" and social plan related to the Company’s Pardies, France facility pursuant to which the Company ceased all manufacturing operations and associated activities in December 2009. The Pardies, France operations are included in the Acetyl Intermediates segment.
The exit costs and plant shutdown costs related to the Project of Closure (Note 17) are as follows:

	Year Ended December 31,
	2012	2011	2010
	(In $ millions)
Employee termination benefits	(2)	(4)	(6)
Asset impairments	—	—	(1)
Contract termination costs	—	—	(3)
Reindustrialization costs	—	—	(3)
Other	—	—	1
Total exit costs recorded to Other (charges) gains, net	(2)	(4)	(12)

Gain (loss) on disposition of assets, net	—	1	—
Inventory write-offs	—	—	(4)
Accelerated depreciation	—	—	—
Other	(8)	(4)	(8)
Total plant shutdown costs	(8)	(3)	(12)

Marketable Securities, at Fair Value	12 Months Ended
Dec. 31, 2012
Investments, Debt and Equity Securities [Abstract]
Marketable Securities, at Fair Value
Marketable Securities, at Fair Value
The Captives and nonqualified trusts hold available-for-sale securities for capitalization and funding requirements, respectively.
Realized gains (losses) are as follows:

	Year Ended December 31,
	2012	2011	2010
	(In $ millions)
Realized gain on sale of securities	—	—	8
Realized loss on sale of securities	—	—	—
Net realized gain (loss) on sale of securities	—	—	8

The amortized cost, gross unrealized gain, gross unrealized loss and fair values for available-for-sale securities by major security type are as follows:

	As of December 31,
	2012	2011
	(In $ millions)
Mutual Funds
Cost basis	53	64
Gross unrealized gain	—	—
Gross unrealized loss	—	—
Fair value	53	64
See Note 22 - Fair Value Measurements for additional information regarding the fair value of the Company's marketable securities.

Receivables, Net	12 Months Ended
Dec. 31, 2012
Receivables [Abstract]
Receivables, Net
Receivables, Net

	As of December 31,
	2012	2011
	(In $ millions)
Trade receivables - third party and affiliates	836	880
Allowance for doubtful accounts - third party and affiliates	(9)	(9)
Trade receivables - third party and affiliates, net	827	871

	As of December 31,
	2012	2011
	(In $ millions)
Non-income taxes receivable	80	82
Reinsurance receivables	22	24
Income taxes receivable	53	66
Other	55	64
Allowance for doubtful accounts - other	(1)	(1)
Non-trade receivables, net	209	235

Inventories	12 Months Ended
Dec. 31, 2012
Inventory Disclosure [Abstract]
Inventories	Inventories

	As of December 31,
	2012	2011
	(In $ millions)
Finished goods	514	511
Work-in-process	42	38
Raw materials and supplies	155	163
Total	711	712

Investments in Affiliates	12 Months Ended
Dec. 31, 2012
Investments in and Advances to Affiliates, Schedule of Investments [Abstract]
Investments in Affiliates
Investments in Affiliates
The Company is a party to various transactions with affiliated companies. Entities in which the Company has an investment accounted for under the cost or equity method of accounting are considered affiliates; any transactions or balances with such companies are considered affiliate transactions.
Equity Method
Equity method investments and ownership interests by business segment are as follows:

	Ownership Percentage as of		Carrying Value as of		Share of Earnings (Loss) Year Ended			Dividends and Other Distributions Year Ended
	December 31,		December 31,		December 31,			December 31,
	2012	2011	2012	2011	2012	2011	2010	2012	2011	2010
	(In percentages)		(In $ millions)
Advanced Engineered Materials
Ibn Sina	25	25	55	54	130	112	81	(126)	(111)	(84)
Fortron Industries LLC	50	50	92	87	9	7	5	(3)	—	—
Korea Engineering Plastics Co., Ltd.	50	50	153	150	19	23	20	(23)	(22)	(20)
Polyplastics Co., Ltd.(3)	45	45	138	202	32	19	37	(81)	(45)	(10)
Una SA(1)	—	—	—	—	—	—	1	—	(3)	—
Other Activities
InfraServ GmbH & Co. Gendorf KG	39	39	36	33	9	10	4	(7)	(3)	(2)
InfraServ GmbH & Co. Hoechst KG(4)	32	32	143	125	38	16	16	(18)	(16)	(18)
InfraServ GmbH & Co. Knapsack KG	27	27	22	21	5	5	4	(4)	(5)	(4)
Consumer Specialties
Sherbrooke Capital Health and Wellness, L.P.(2)	10	10	5	5	—	—	—	—	—	—
Total			644	677	242	192	168	(262)	(205)	(138)
______________________________

(1)	The Company divested this investment in March 2011.

(2)	The Company accounts for its ownership interest in Sherbrooke Capital Health and Wellness, L.P. under the equity method of accounting because the Company is able to exercise significant influence.

(3)
During the year ended December 31, 2012, the Company amended its existing joint venture and other related agreements with Polyplastics Co., Ltd. The amended agreements, among other items, modified certain dividend rights, resulting in a net cash dividend payment to the Company of $72 million during the three months ended March 31, 2012.

(4)
InfraServ GmbH & Co. Hoechst KG is owned primarily by an entity included in the Company's Other Activities. The Company's Consumer Specialties segment and Acetyl Intermediates segment also each hold an ownership percentage. During the year ended December 31, 2012, a subsidiary of InfraServ GmbH & Co. Hoechst KG restructured its debt resulting in additional net earnings of affiliates of $22 million attributable to the Company.

Financial information for Ibn Sina is not provided to the Company on a timely basis and as a result, the Company's proportional share is reported on a one quarter lag. Accordingly, summarized financial information of Ibn Sina is as follows:

	As of September 30,
	2012	2011
	(In $ millions)
Current assets	379	350
Noncurrent assets	205	210
Current liabilities	172	162
Noncurrent liabilities	56	41

	Twelve Months Ended September 30,
	2012	2011	2010
	(In $ millions)
Revenues	1,328	1,204	923
Gross profit	659	546	403
Net income	582	481	357

Cost Method
Cost method investments and ownership interests by business segment are as follows:

	Ownership Percentage as of		Carrying Value as of		Dividend Income for the Year Ended
	December 31,		December 31,		December 31,
	2012	2011	2012	2011	2012	2011	2010
	(In percentages)		(In $ millions)
Consumer Specialties
Kunming Cellulose Fibers Co. Ltd.	30	30	14	14	13	12	11
Nantong Cellulose Fibers Co. Ltd.	31	31	106	97	59	56	51
Zhuhai Cellulose Fibers Co. Ltd.	30	30	14	14	11	10	9
Other Activities
InfraServ GmbH & Co. Wiesbaden KG	8	8	6	6	2	2	2
Other			16	16	—	—	—
Total			156	147	85	80	73

Transactions with Affiliates
Transactions with affiliates are as follows:

	Year Ended December 31,
	2012	2011	2010
	(In $ millions)
Purchases	163	190	169
Sales	1	10	8
Interest income	—	1	1

Balances with affiliates are as follows:

	As of December 31,
	2012	2011
	(In $ millions)
Non-trade receivables	11	15
Total due from affiliates	11	15

Short-term borrowings	36	34
Trade payables	9	4
Current Other liabilities	6	8
Total due to affiliates	51	46

The Company has agreements with certain affiliates, primarily real estate service companies ("InfraServ Entities") (Note 15), whereby excess affiliate cash is lent to and managed by the Company, at variable interest rates governed by those agreements.

Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment, Net [Abstract]
Property, Plant and Equipment, Net
Property, Plant and Equipment, Net

	As of December 31,
	2012	2011
	(In $ millions)
Land	49	56
Land improvements	45	41
Buildings and building improvements	675	636
Machinery and equipment	3,760	3,514
Construction in progress	327	338
Gross asset value	4,856	4,585
Accumulated depreciation	(1,506)	(1,316)
Net book value	3,350	3,269

Assets under capital leases, net, included in the amounts above are as follows:

	As of December 31,
	2012	2011
	(In $ millions)
Buildings	34	33
Machinery and equipment	290	274
Accumulated depreciation	(122)	(96)
Net book value	202	211

Capitalized interest costs and depreciation expense are as follows:

	Year Ended December 31,
	2012	2011	2010
	(In $ millions)
Capitalized interest	7	4	2
Depreciation expense	261	232	195

During 2012, 2011 and 2010, certain long-lived assets were impaired (Note 4 and Note 17).

Goodwill and Intangible Assets, Net	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets, Net
Goodwill and Intangible Assets, Net
Goodwill

	Advanced Engineered Materials	Consumer Specialties	Industrial Specialties	Acetyl Intermediates	Total
	(In $ millions)
As of December 31, 2010
Goodwill	299	249	35	191	774
Accumulated impairment losses	—	—	—	—	—
Net book value	299	249	35	191	774
Acquisitions (Note 4)	—	—	1	—	1
Exchange rate changes	(5)	(3)	(1)	(6)	(15)
As of December 31, 2011
Goodwill	294	246	35	185	760
Accumulated impairment losses	—	—	—	—	—
Net book value	294	246	35	185	760
Acquisitions (Note 4)	—	—	7	—	7
Exchange rate changes	3	3	—	4	10
As of December 31, 2012
Goodwill	297	249	42	189	777
Accumulated impairment losses	—	—	—	—	—
Net book value	297	249	42	189	777

In connection with the Company's annual goodwill impairment test performed during the three months ended September 30, 2012 using June 30 balances, the Company did not record an impairment loss related to goodwill as the estimated fair value for each of the Company's reporting units exceeded the carrying value of the underlying assets by a substantial margin. No events or changes in circumstances occurred during the three months ended December 31, 2012 that would indicate that the carrying amount of the assets may not be fully recoverable. Accordingly, no additional impairment analysis was performed during that period.
Intangible Assets, Net
Finite-lived intangibles are as follows:

	Licenses	Customer- Related Intangible Assets	Developed Technology	Covenants Not to Compete and Other	Total
	(In $ millions)
Gross Asset Value
As of December 31, 2010	30	526	20	25	601
Acquisitions (Note 4)	—	—	7	—	7
Exchange rate changes	2	(13)	—	(1)	(12)
As of December 31, 2011	32	513	27	24	596
Acquisitions (Note 4)	—	4	3	8	15	(1)
Exchange rate changes	—	8	—	—	8
As of December 31, 2012	32	525	30	32	619
Accumulated Amortization
As of December 31, 2010	(10)	(395)	(11)	(14)	(430)
Amortization	(3)	(52)	(3)	(4)	(62)
Exchange rate changes	—	14	—	—	14
As of December 31, 2011	(13)	(433)	(14)	(18)	(478)
Amortization	(3)	(40)	(3)	(5)	(51)
Exchange rate changes	—	(7)	—	—	(7)
As of December 31, 2012	(16)	(480)	(17)	(23)	(536)
Net book value	16	45	13	9	83
______________________________

(1)	Weighted average amortization period of intangible assets acquired was 8 years.
Indefinite-lived intangibles are as follows:

Trademarks and Trade Names
(In $ millions)
Gross Asset Value
As of December 31, 2010	81
Acquisitions (Note 4)	—
Exchange rate changes	(2)
As of December 31, 2011	79
Acquisitions (Note 4)	2
Exchange rate changes	1
As of December 31, 2012	82

The Company’s trademarks and trade names have an indefinite life. For the year ended December 31, 2012, the Company did not renew or extend any intangible assets.
Estimated amortization expense for the succeeding five fiscal years is as follows:

(In $ millions)
2013	32
2014	21
2015	10
2016	7
2017	6

In connection with the Company's annual indefinite-lived intangible assets impairment test performed during the three months ended September 30, 2012 using June 30 balances, the Company did not record an impairment loss to indefinite-lived intangible assets as the estimated fair value for each of the Company's indefinite-lived intangible assets exceeded the carrying value of the underlying asset by a substantial margin. No events or changes in circumstances occurred during the three months ended December 31, 2012 that would indicate that the carrying amount of the assets may not be fully recoverable. Accordingly, no additional impairment analysis was performed during that period.

Current Other Liabilities	12 Months Ended
Dec. 31, 2012
Other Liabilities, Current [Abstract]
Current Other Liabilities
Current Other Liabilities

	As of December 31,
	2012	2011
	(In $ millions)
Salaries and benefits	74	101
Environmental (Note 15)	21	25
Restructuring (Note 17)	30	44
Insurance	15	19
Asset retirement obligations	38	22
Derivatives (Note 21)	23	26
Current portion of benefit obligations (Note 14)	47	47
Interest	23	25
Sales and use tax/foreign withholding tax payable	17	16
Uncertain tax positions (Note 18)	65	70
Customer rebates	44	55
Other	78	89
Total	475	539

Noncurrent Other Liabilities	12 Months Ended
Dec. 31, 2012
Other Liabilities, Noncurrent [Abstract]
Noncurrent Other Liabilities
Noncurrent Other Liabilities

	As of December 31,
	2012	2011
	(In $ millions)
Environmental (Note 15)	78	71
Insurance	58	64
Deferred revenue	36	40
Deferred proceeds(1)	909	892
Asset retirement obligations	26	42
Derivatives (Note 21)	8	13
Income taxes payable	2	2
Other	35	29
Total	1,152	1,153
______________________________

(1)
Primarily relates to proceeds received from the Frankfurt, Germany Airport as part of a settlement for the Company to cease operations and sell its Kelsterbach, Germany manufacturing site, included in the Advanced Engineered Materials segment (Note 27). Such proceeds will be deferred until the transfer of title to the Frankfurt, Germany Airport.

Changes in asset retirement obligations are as follows:

	Year Ended December 31,
	2012	2011	2010
	(In $ millions)
Balance at beginning of year	64	77	67
Additions(1)	3	—	—
Accretion	3	3	3
Payments	(12)	(10)	(15)
Revisions to cash flow estimates(2)	5	(5)	23
Exchange rate changes	1	(1)	(1)
Balance at end of year	64	64	77
______________________________

(1)	Primarily relates to sites which management no longer considers to have an indeterminate life.

(2)	Primarily relates to revisions to the estimated cost of future plant closures.
Included in the asset retirement obligations for the years ended December 31, 2012 and 2011 is $10 million and $10 million, respectively, related to indemnifications received for a business acquired in 2005. The Company has a corresponding receivable of $6 million in Non-trade receivables, net and $4 million included in noncurrent Other assets in the consolidated balance sheet as of December 31, 2012.
Periodically, the Company will conclude a site no longer has an indeterminate life based on long-lived asset impairment triggering events and decisions made by the Company. Accordingly, the Company will record asset retirement obligations associated with such sites. To measure the fair value of the asset retirement obligations, the Company will use the expected present value technique which is classified as a Level 3 measurement under FASB ASC Topic 820. The expected present value technique uses a set of cash flows that represent the probability-weighted average of all possible cash flows based on the Company's judgment. The Company uses the following inputs to determine the fair value of the asset retirement obligations based on the Company's experience with fulfilling obligations of this type and the Company's knowledge of market conditions: a) labor costs; b) allocation of overhead costs; c) profit on labor and overhead costs; d) effect of inflation on estimated costs and profits; e) risk premium for bearing the uncertainty inherent in cash flows, other than inflation; f) time value of money represented by the risk-free interest rate commensurate with the timing of the associated cash flows; and g) nonperformance risk relating to the liability which includes the Company's own credit risk.
The Company has identified but not recognized asset retirement obligations related to certain of its existing operating facilities. Examples of these types of obligations include demolition, decommissioning, disposal and restoration activities. Legal obligations exist in connection with the retirement of these assets upon closure of the facilities or abandonment of the existing operations. However, the Company currently plans on continuing operations at these facilities indefinitely and therefore a reasonable estimate of fair value cannot be determined at this time. In the event the Company considers plans to abandon or cease operations at these sites, an asset retirement obligation will be reassessed at that time. If certain operating facilities were to close, the related asset retirement obligations could significantly affect the Company's results of operations and cash flows.

Debt	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Debt
Debt

	As of December 31,
	2012	2011
	(In $ millions)
Short-Term Borrowings and Current Installments of Long-Term Debt - Third Party and Affiliates
Current installments of long-term debt	60	38
Short-term borrowings, including amounts due to affiliates	108	106
Total	168	144

The Company's weighted average interest rate on short-term borrowings, including amounts due to affiliates, was 4.0% as of December 31, 2012 compared to 4.3% as of December 31, 2011.

	As of December 31,
	2012	2011
	(In $ millions)
Long-Term Debt
Senior credit facilities - Term C loan due 2016	977	1,386
Senior unsecured notes due 2018, interest rate of 6.625%	600	600
Senior unsecured notes due 2021, interest rate of 5.875%	400	400
Senior unsecured notes due 2022, interest rate of 4.625%	500	—
Credit-linked revolving facility due 2014, interest rate of 1.8%	50	—
Pollution control and industrial revenue bonds, interest rates ranging from 5.7% to 6.7%, due at various dates through 2030	182	182
Obligations under capital leases due at various dates through 2054	244	248
Other bank obligations due 2017, interest rate of 5.9%	37	95
Subtotal	2,990	2,911
Current installments of long-term debt	(60)	(38)
Total	2,930	2,873

Senior Notes
On November 13, 2012, Celanese US completed an offering of $500 million in aggregate principal amount of 4.625% senior unsecured notes due 2022 (the "4.625% Notes") in a public offering registered under the Securities Act of 1933, as amended (the "Securities Act"). The 4.625% Notes are guaranteed on a senior unsecured basis by Celanese and each of the domestic subsidiaries of Celanese US that guarantee its obligations under its senior secured credit facilities (the "Subsidiary Guarantors").
The 4.625% Notes were issued under an indenture, dated May 6, 2011, as amended by a second supplemental indenture, dated November 13, 2012 (the "Second Supplemental Indenture") among Celanese US, Celanese, the Subsidiary Guarantors and Wells Fargo Bank, National Association, as trustee. Celanese US will pay interest on the 4.625% Notes on March 15 and September 15 of each year commencing on March 15, 2013. Prior to November 15, 2022, Celanese US may redeem some or all of the 4.625% Notes at a redemption price of 100% of the principal amount, plus a "make-whole" premium as specified in the Second Supplemental Indenture, plus accrued and unpaid interest, if any, to the redemption date. The 4.625% Notes are senior unsecured obligations of Celanese US and rank equally in right of payment with all other unsubordinated indebtedness of Celanese US.
In May 2011, Celanese US completed an offering of $400 million in aggregate principal amount of 5.875% senior unsecured notes due 2021 (the "5.875% Notes") in a public offering registered under the Securities Act. The 5.875% Notes are guaranteed on a senior unsecured basis by Celanese and the Subsidiary Guarantors.
The 5.875% Notes were issued under an indenture and a first supplemental indenture, each dated May 6, 2011 (the "First Supplemental Indenture") among Celanese US, Celanese, the Subsidiary Guarantors and Wells Fargo Bank, National Association, as trustee. Celanese US pays interest on the 5.875% Notes on June 15 and December 15 of each year commencing on December 15, 2011. Prior to June 15, 2021, Celanese US may redeem some or all of the 5.875% Notes at a redemption price of 100% of the principal amount, plus a "make-whole" premium as specified in the First Supplemental Indenture, plus accrued and unpaid interest, if any, to the redemption date. The 5.875% Notes are senior unsecured obligations of Celanese US and rank equally in right of payment with all other unsubordinated indebtedness of Celanese US.
In September 2010, Celanese US completed the private placement of $600 million in aggregate principal amount of 6.625% senior unsecured notes due 2018 (the "6.625% Notes") under an indenture dated September 24, 2010 (the "Indenture") among Celanese US, Celanese, the Subsidiary Guarantors and Wells Fargo Bank, National Association, as trustee. In April 2011, Celanese US registered the 6.625% Notes under the Securities Act. Celanese US pays interest on the 6.625% Notes on April 15 and October 15 of each year commencing on April 15, 2011. The 6.625% Notes are redeemable, in whole or in part, at any time on or after October 15, 2014 at the redemption prices specified in the Indenture. Prior to October 15, 2014, Celanese US may redeem some or all of the 6.625% Notes at a redemption price of 100% of the principal amount, plus a "make-whole" premium as specified in the Indenture, plus accrued and unpaid interest, if any, to the redemption date. The 6.625% Notes are senior unsecured obligations of Celanese US and rank equally in right of payment with all other unsubordinated indebtedness of Celanese US. The 6.625% Notes are guaranteed on a senior unsecured basis by Celanese and the Subsidiary Guarantors.
The Indenture and the First and Second Supplemental Indentures contain covenants, including, but not limited to, restrictions on the Company’s ability to incur indebtedness; grant liens on assets; merge, consolidate, or sell assets; pay dividends or make other restricted payments; engage in transactions with affiliates; or engage in other businesses.
Senior Credit Facilities
In September 2010, Celanese US, Celanese, and certain of the domestic subsidiaries of Celanese US entered into an amendment agreement with the lenders under Celanese US’s existing senior secured credit facilities in order to amend and restate the corresponding Credit Agreement, dated as of April 2, 2007 (as previously amended, the "Existing Credit Agreement", and as amended and restated by the amendment agreement, the "Amended Credit Agreement"). The Amended Credit Agreement consists of the Term C loan facility due 2016, the Term B loan facility due 2014, a $600 million revolving credit facility terminating in 2015 and a $228 million credit-linked revolving facility terminating in 2014.
In May 2011, Celanese US prepaid its outstanding Term B loan facility under the Amended Credit Agreement set to mature in 2014 with an aggregate principal amount of $516 million using proceeds from the 5.875% Notes and cash on hand.
As a result of the Term B loan payoff by the issuance of the 5.875% Notes, the Company accelerated amortization of deferred financing costs of $3 million which is recorded as Refinancing expense in the consolidated statements of operations. In addition, the Company recorded deferred financing costs of $8 million which are being amortized over the term of the 5.875% Notes.
On November 13, 2012, Celanese US prepaid $400 million of its outstanding Term C loan facility under the Amended Credit Agreement set to mature in 2016 using proceeds from the 4.625% Notes.
As a result of the Term C loan paydown using proceeds from the issuance of the 4.625% Notes, $3 million has been recorded as Refinancing expense in the consolidated statements of operations which includes accelerated amortization of deferred financing costs and other refinancing expenses. In addition, the Company recorded deferred financing costs of $8 million which are being amortized over the term of the 4.625% Notes. These deferred financing costs combined with existing deferred financing costs of $22 million are included in noncurrent Other assets on the consolidated balance sheet as of December 31, 2012.
Amortization of deferred financing costs is as follows:

	Year Ended December 31,
	2012	2011	2010
	(In $ millions)
Interest expense	4	4	7

Net deferred financing costs are as follows:

	As of December 31,
	2012	2011
	(In $ millions)
Noncurrent Other assets	30	28

The margin for borrowings under the revolving credit facility is currently 2.5% above LIBOR or EURIBOR, as applicable, subject to increase or reduction in certain circumstances based on changes in the Company’s corporate credit ratings. Borrowings under the credit-linked revolving facility and the Term C loan facility bear interest at a variable interest rate based on LIBOR (for US dollars) or EURIBOR (for Euros), plus a margin which varies based on the Company's net leverage ratio.
The estimated net leverage ratio and margin are as follows:

	As of December 31, 2012
	Estimated Total Net Leverage Ratio	Estimated Margin
Credit-linked revolving facility	1.60	1.50%
Term C	1.60	2.75%
Borrowings under the Amended Credit Agreement bear interest at a variable interest rate based on LIBOR (for US dollars) or EURIBOR (for Euros), or, for US dollar-denominated loans under certain circumstances, a base rate, in each case plus a margin.
The margin on each facility may increase or decrease 0.25% based on the following:

Credit-Linked Revolving Facility		Term C Loan Facility
Total Net Leverage Ratio	Margin over LIBOR or EURIBOR	Total Net Leverage Ratio	Margin over LIBOR or EURIBOR
< = 2.25	1.50%	< = 1.75	2.75%
> 2.25	1.75%	> 1.75 and < = 2.25	3.00%
		> 2.25	3.25%
Term loan borrowings under the Amended Credit Agreement are subject to amortization at 1% of the initial principal amount per annum, payable quarterly. In addition, the Company pays quarterly commitment fees on the unused portions of the revolving credit facility and credit-linked revolving facility of 0.25% and 1.50% per annum, respectively.
The Amended Credit Agreement is guaranteed by Celanese and certain domestic subsidiaries of Celanese US and is secured by a lien on substantially all assets of Celanese US and such guarantors, subject to certain agreed exceptions (including for certain real property and certain shares of foreign subsidiaries), pursuant to the Guarantee and Collateral Agreement, dated as of April 2, 2007.
As a condition to borrowing funds or requesting letters of credit be issued under the revolving facility, the Company’s first lien senior secured leverage ratio (as calculated as of the last day of the most recent fiscal quarter for which financial statements have been delivered under the revolving facility) cannot exceed the threshold as specified below. Further, the Company’s first lien senior secured leverage ratio must be maintained at or below that threshold while any amounts are outstanding under the revolving credit facility.
The Company’s first lien senior secured leverage ratios and the borrowing capacity under the revolving credit facility are as follows:

	As of December 31, 2012
	First Lien Senior Secured Leverage Ratio
			Estimate, if Fully Drawn	Borrowing Capacity
	Maximum	Estimate
				(In $ millions)
Revolving credit facility	3.90	0.88	1.37	600

The balances available for borrowing are as follows:

As of December 31, 2012
(In $ millions)
Revolving Credit Facility
Borrowings outstanding	—
Letters of credit issued	—
Available for borrowing	600
Credit-Linked Revolving Facility
Borrowings outstanding	50
Letters of credit issued	70
Available for borrowing	108

The Amended Credit Agreement contains covenants including, but not limited to, restrictions on the Company’s ability to incur indebtedness; grant liens on assets; merge, consolidate, or sell assets; pay dividends or make other restricted payments; make investments; prepay or modify certain indebtedness; engage in transactions with affiliates; enter into sale-leaseback transactions or hedge transactions; or engage in other businesses.
The Amended Credit Agreement also maintains a number of events of default, including a cross default to other debt of Celanese, Celanese US, or their subsidiaries, including the 4.625% Notes, the 5.875% Notes and the 6.625% Notes, in an aggregate amount equal to more than $40 million and the occurrence of a change of control. Failure to comply with these covenants, or the occurrence of any other event of default, could result in acceleration of the borrowings and other financial obligations under the Amended Credit Agreement.
Principal payments scheduled to be made on the Company's debt, including short-term borrowings, are as follows:

(In $ millions)
2013	168
2014	73
2015	23
2016	962
2017	17
Thereafter	1,855
Total	3,098

The Company is in compliance with all of the covenants related to its debt agreements as of December 31, 2012.

Benefit Obligations	12 Months Ended
Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Benefit Obligations
Benefit Obligations
Pension obligations. Pension obligations are established for benefits payable in the form of retirement, disability and surviving dependent pensions. The commitments result from participation in defined contribution and defined benefit plans, primarily in the US. Benefits are dependent on years of service and the employee's compensation. Supplemental retirement benefits provided to certain employees are nonqualified for US tax purposes. Separate nonqualified trusts have been established for US nonqualified plans. Pension costs under the Company's retirement plans are actuarially determined.
The Company sponsors defined benefit pension plans in North America, Europe and Asia. Independent trusts or insurance companies administer the majority of these plans.
The Company sponsors various defined contribution plans in North America, Europe and Asia covering certain employees. Employees may contribute to these plans and the Company will match these contributions in varying amounts. The Company's matching contribution to the defined contribution plans are based on specified percentages of employee contributions.
The Company participates in a multiemployer defined benefit plan and a multiemployer defined contribution plan in Germany covering certain employees. The Company's contributions to the multiemployer defined benefit plan are based on specified percentages of employee contributions as outlined in a works council agreement, covering all German entity employees hired prior to January 1, 2012. As of January 1, 2012, the multiemployer defined benefit pension plan described above was closed to new employees. Qualifying employees hired in Germany after December 31, 2011 are covered by a multiemployer defined contribution plan. The Company's contributions to the multiemployer defined contribution plan are based on specified percentages of employee contributions, similar to the multiemployer defined benefit plan, but at a lower rate.
Statutory regulations and the works council agreement require the contributions to fully fund the multiemployer plans. The risks of participating in the multiemployer plans are different from single-employer plans in the following aspects:

•	Assets contributed to the multiemployer plan by one employer may be used to provide benefits to employees of other participating employers.

•	If a participating employer stops contributing to the plan, any underfunding may be borne by the remaining participants, especially since regulations strictly enforce funding requirements.

•
If the Company chooses to stop participating in the multiemployer plan, the Company may be required to pay the plan an amount based on the underfunded status of the plan, referred to as the withdrawal liability.

Based on the 2012 unaudited and 2011 audited multiemployer defined benefit plan's financial statements, the plan is at least 100% funded in 2012, 2011 and 2010. The number of employees covered by the Company's multiemployer defined benefit plan remained relatively stable year over year from 2010 to 2012, resulting in minimal changes to employer contributions. The Company's participation in the German multiemployer defined benefit plan is not considered individually significant to that plan as the Company's contributions were less than 5% in both 2012 and 2011. No other factors would indicate the Company's participation in the German multiemployer defined benefit plan is individually significant.
Contributions to the Company's defined contribution plans and multiemployer plans are as follows:

	Year Ended December 31,
	2012	2011	2010
	(In $ millions)
Defined contribution plans	17	15	14
Multiemployer pension plan	6	6	6

Other postretirement obligations. Certain retired employees receive postretirement health care and life insurance benefits under plans sponsored by the Company, which has the right to modify or terminate these plans at any time. The cost for coverage is shared between the Company and the retiree. The cost of providing retiree health care and life insurance benefits is actuarially determined and accrued over the service period of the active employee group. The Company's policy is to fund benefits as claims and premiums are paid. The US plan was closed to new participants effective January 1, 2006.
Summarized information on the Company's pension and postretirement benefit plans is as follows:

	Pension Benefits		Postretirement Benefits
	As of December 31,		As of December 31,
	2012	2011	2012	2011
	As Adjusted (Note 2)
	(In $ millions)
Change in Projected Benefit Obligation
Projected benefit obligation as of beginning of period	3,761	3,533	281	282
Service cost	28	28	1	1
Interest cost	170	182	11	13
Participant contributions	—	—	22	21
Plan amendments	—	(3)	4	—
Net actuarial (gain) loss(1)	466	274	12	13
Settlements	—	(1)	—	—
Benefits paid	(242)	(236)	(46)	(53)
Federal subsidy on Medicare Part D	—	—	6	4
Curtailments	—	(1)	—	—
Exchange rate changes	16	(15)	1	—
Projected benefit obligation as of end of period	4,199	3,761	292	281
Change in Plan Assets
Fair value of plan assets as of beginning of period	2,562	2,460	—	—
Actual return on plan assets	294	169	—	—
Employer contributions	270	181	24	32
Participant contributions	—	—	22	21
Settlements	—	—	—	—
Benefits paid(4)	(242)	(236)	(46)	(53)
Exchange rate changes	12	(12)	—	—
Fair value of plan assets as of end of period	2,896	2,562	—	—
Funded status as of end of period	(1,303)	(1,199)	(292)	(281)
Amounts Recognized in the Consolidated Balance Sheets Consist of:
Noncurrent Other assets	26	27	—	—
Current Other liabilities	(23)	(22)	(24)	(25)
Benefit obligations	(1,306)	(1,204)	(268)	(256)
Net amount recognized	(1,303)	(1,199)	(292)	(281)
Amounts Recognized in Accumulated Other Comprehensive Income Consist of:
Net actuarial (gain) loss(2)	9	(1)	—	—
Prior service (benefit) cost(3)	6	7	4	1
Net amount recognized	15	6	4	1
______________________________

(1)	Primarily relates to change in discount rates.

(2)	Relates to the pension plans of the Company's equity method investments.

(3)	Amount shown net of an income tax benefit of $4 million and $3 million as of December 31, 2012 and 2011, respectively, in the consolidated statements of equity (Note 16).

(4)	Includes benefit payments to nonqualified pension plans of $22 million and $22 million as of December 31, 2012 and 2011, respectively.
The percentage of US and international projected benefit obligation at the end of the period is as follows:

	Pension Benefits		Postretirement Benefits
	As of December 31,		As of December 31,
	2012	2011	2012	2011
	(In percentages)
US plans	84	86	88	88
International plans	16	14	12	12
Total	100	100	100	100

The percentage of US and international fair value of plan assets at the end of the period is as follows:

	Pension Benefits
	As of December 31,
	2012	2011
	(In percentages)
US plans	83	82
International plans	17	18
Total	100	100

Pension plans with projected benefit obligations in excess of plan assets are as follows:

	As of December 31,
	2012	2011
	(In $ millions)
Projected benefit obligation	3,986	3,540
Fair value of plan assets	2,657	2,314

Included in the above table are pension plans with accumulated benefit obligations in excess of plan assets as follows:

	As of December 31,
	2012	2011
	(In $ millions)
Accumulated benefit obligation	3,881	3,468
Fair value of plan assets	2,654	2,300

The accumulated benefit obligation for all defined benefit pension plans is as follows:

	As of December 31,
	2012	2011
	(In $ millions)
Accumulated benefit obligation	4,096	3,697

The components of net periodic benefit costs are as follows:

	Pension Benefits			Postretirement Benefits
	Year Ended December 31,			Year Ended December 31,
	2012	2011	2010	2012	2011	2010
	As Adjusted (Note 2)
	(In $ millions)
Service cost	28	28	30	1	1	1
Interest cost	170	182	188	11	13	15
Expected return on plan assets	(204)	(195)	(176)	—	—	—
Amortization of prior service cost	2	1	1	1	—	—
Recognized actuarial (gain) loss	377	293	74	12	13	10
Curtailment (gain) loss	—	—	—	—	—	—
Settlement (gain) loss	—	—	—	—	—	—
Special termination benefits	—	—	—	—	—	—
Total	373	309	117	25	27	26

Amortization of Accumulated other comprehensive income (loss), net into net periodic benefit cost in 2013 is expected to be as follows:

	Pension Benefits	Postretirement Benefits
	(In $ millions)
Prior service cost	1	—

The Company maintains nonqualified pension plans funded with nonqualified trusts for certain US employees as follows:

	As of December 31,
	2012	2011
	(In $ millions)
Nonqualified Trust Assets
Marketable securities, at fair value	53	64
Noncurrent Other assets, consisting of insurance contracts	66	69
Nonqualified Pension Obligations
Current Other liabilities	22	21
Benefit obligations	264	248

Expense relating to the nonqualified pension plans included in net periodic benefit cost, excluding returns on the assets held by the nonqualified trusts, is as follows:

	Year Ended December 31,
	2012	2011	2010
	(In $ millions)
Total	17	18	18

Valuation
As part of the valuation process for its defined benefit plans and other postretirement benefits, the Company immediately recognizes in operating results the change in the fair value of plan assets and net actuarial gains and losses annually in the fourth quarter of each fiscal year and whenever a plan is required to be remeasured.
The principal weighted average assumptions used to determine benefit obligation are as follows:

	Pension Benefits		Postretirement Benefits
	As of December 31,		As of December 31,
	2012	2011	2012	2011
	(In percentages)
Discount Rate Obligations
US plans	3.80	4.60	3.40	4.30
International plans	3.55	4.70	3.82	4.10
Combined	3.77	4.61	3.45	4.28
Rate of Compensation Increase
US plans	4.00	4.00
International plans	2.85	2.63
Combined	3.81	3.58
The principal weighted average assumptions used to determine benefit cost are as follows:

	Pension Benefits			Postretirement Benefits
	Year Ended December 31,			Year Ended December 31,
	2012	2011	2010	2012	2011	2010
	(In percentages)
Discount Rate Obligations
US plans	4.60	5.30	5.90	4.30	4.90	5.50
International plans	4.70	5.05	5.41	4.04	4.95	5.49
Combined	4.61	5.26	5.83	4.27	4.91	5.50
Expected Return on Plan Assets
US plans	8.50	8.50	8.50
International plans	6.00	6.00	6.07
Combined	8.06	8.06	8.06
Rate of Compensation Increase
US plans	4.00	4.00	4.00
International plans	2.88	2.66	2.94
Combined	3.84	3.58	3.84

The expected rate of return is assessed annually and is based on long-term relationships among major asset classes and the level of incremental returns that can be earned by the successful implementation of different active investment management strategies. Equity returns are based on estimates of long-term inflation rate, real rate of return, 10-year Treasury bond premium over cash and equity risk premium. Fixed income returns are based on maturity, long-term inflation, real rate of return and credit spreads. The US qualified defined benefit plans' actual return on assets for the year ended December 31, 2012 was 13.1% versus an expected long-term rate of asset return assumption of 8.5%.
In the US, the rate used to discount pension and other postretirement benefit plan liabilities was based on a yield curve developed from market data of over 300 Aa-grade non-callable bonds at December 31, 2012. This yield curve has discount rates that vary based on the duration of the obligations. The estimated future cash flows for the pension and other benefit obligations were matched to the corresponding rates on the yield curve to derive a weighted average discount rate.
The Company determines its discount rates in the Euro zone using the iBoxx Euro Corporate AA Bond indices with appropriate adjustments for the duration of the plan obligations. In other international locations, the Company determines its discount rates based on the yields of high quality government bonds with a duration appropriate to the duration of the plan obligations.
On January 1, 2012, the Company's health care cost trend assumption for US postretirement medical plan's net periodic benefit cost was 7.5% for the first year, declining 0.5% per year to an ultimate rate of 5%. On January 1, 2011, the Company's health care cost trend assumption for US postretirement medical plan's net periodic benefit cost was 8% for the first four years declining 0.5% per year to an ultimate rate of 5%. On January 1, 2010, the Company's health care cost trend assumption for US postretirement medical plan's net periodic benefit cost was 8.5% for the first year declining 0.5% per year to an ultimate rate of 5%.
Assumed health care cost trend rates for US postretirement medical plans have a significant effect on the amounts reported for the health care plans.
The impact of a one percentage point change in the assumed health care cost trend is as follows:

	Trend Rate Change
	Decreases 1%	Increases 1%
	(In $ millions)
Postretirement obligations	5	6
Service and interest cost	—	—
Plan Assets
The investment objectives for the Company's pension plans are to earn, over a moving twenty-year period, a long-term expected rate of return, net of investment fees and transaction costs, sufficient to satisfy the benefit obligations of the plan, while at the same time maintaining adequate liquidity to pay benefit obligations and proper expenses, and meet any other cash needs, in the short- to medium-term.
The weighted average target asset allocations for the Company's pension plans in 2013 are as follows:

	US Plans	International Plans
	(In percentages)
Bonds - domestic to plans	53	81
Equities - domestic to plans	26	13
Equities - international to plans	20	3
Other	1	3
Total	100	100

The equity and debt securities objectives are to provide diversified exposure across the US and global equity markets and to manage the risks and returns of the plans through the use of multiple managers and strategies. The fixed income strategy is designed to reduce liability-related interest rate risk by investing in bonds that match the duration and credit quality of the plan liabilities. Derivatives based strategies may be used to improve the effectiveness of the hedges.
FASB ASC Topic 820 establishes a fair value hierarchy that prioritizes the inputs used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurement). This hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. If a financial instrument uses inputs that fall in different levels of the hierarchy, the instrument will be categorized based upon the lowest level of input that is significant to the fair value calculation. Valuations for fund investments such as common/collective trusts and registered investment companies, which do not have readily determinable fair values, are typically estimated using a net asset value provided by a third party as a practical expedient.
The levels of inputs used to measure fair value are as follows:
Level 1 - unadjusted quoted prices for identical assets or liabilities in active markets accessible by the Company
Level 2 - inputs that are observable in the marketplace other than those inputs classified as Level 1
Level 3 - inputs that are unobservable in the marketplace and significant to the valuation
The Company's defined benefit plan assets are measured at fair value on a recurring basis and include the following items:
Cash and Cash Equivalents: Foreign and domestic currencies as well as short term securities are valued at cost plus accrued interest, which approximates fair value.
Common/Collective Trusts: Composed of various funds whose diversified portfolio is comprised of foreign and domestic equities, fixed income securities, and short term investments. Investments are valued at the net asset value of units held by the plan at year-end.
Corporate stock and government and corporate debt: Valued at the closing price reported on the active market in which the individual securities are traded. Automated quotes are provided by multiple pricing services and validated by the plan custodian. These securities are traded on exchanges as well as in the over the counter market.
Registered Investment Companies: Composed of various mutual funds and other investment companies whose diversified portfolio is comprised of foreign and domestic equities, fixed income securities, and short term investments. Investments are valued at the net asset value of units held by the plan at year-end.
Mortgage Backed Securities: Fair value is estimated based on valuations obtained from third-party pricing services for identical or comparable assets. Mortgage Backed Securities are traded in the over the counter broker/dealer market.
Derivatives: Derivative financial instruments are valued in the market using discounted cash flow techniques. These techniques incorporate Level 1 and Level 2 inputs such as interest rates and foreign currency exchange rates. These market inputs are utilized in the discounted cash flow calculation considering the instrument's term, notional amount, discount rate and credit risk. Significant inputs to the derivative valuation for interest rate swaps, foreign currency forwards and swaps, and options are observable in the active markets and are classified as Level 2 in the hierarchy.
Insurance contracts: Valued at contributions made, plus earnings, less participant withdrawals and administrative expenses, which approximates fair value.
The fair values of pension plan assets are as follows:

	Fair Value Measurement
	Quoted Prices in Active Markets for Identical Assets (Level 1)		Significant Other Observable Inputs (Level 2)		Total
	As of December 31,
	2012	2011	2012	2011	2012	2011
	(In $ millions)
Assets
Cash and cash equivalents	15	14	—	—	15	14
Common/collective trusts
Loans	—	—	55	—	55	—
Equities	—	—	176	153	176	153
Derivatives
Swaps	—	—	10	10	10	10
Other	—	—	1	—	1	—
Equity securities
US companies	359	327	—	—	359	327
International companies	450	358	—	—	450	358
Fixed income
Collateralized mortgage obligations	—	—	2	6	2	6
Corporate debt	—	1	822	761	822	762
Treasuries, other debt	102	36	349	375	451	411
Mortgage backed securities	—	—	31	44	31	44
Registered investment companies	—	—	278	282	278	282
Securities lending collateral	10	63	—	—	10	63
Short-term investments	—	—	229	186	229	186
Insurance contracts	—	—	31	29	31	29
Other	22	7	8	10	30	17
Total assets	958	806	1,992	1,856	2,950	2,662
Liabilities
Derivatives
Swaps	—	—	10	10	10	10
Other	—	—	—	1	—	1
Obligations under securities lending	10	63	—	—	10	63
Total liabilities	10	63	10	11	20	74
Total net assets (1)	948	743	1,982	1,845	2,930	2,588
______________________________

(1)
Total net assets excludes non-financial plan receivables and payables of $29 million and $63 million, respectively, as of December 31, 2012 and $38 million and $64 million, respectively, as of December 31, 2011. Non-financial items include due to/from broker, interest receivables and accrued expenses.

The Company's Level 3 investment in common/collective trusts was valued using significant unobservable inputs. Inputs to this valuation include characteristics and quantitative data relating to the asset, investment cost, position size, liquidity, current financial condition of the company and other relevant market data. Level 3 fair value measurements using significant unobservable inputs are as follows:

	As of December 31,
	2012	2011
	(In $ millions)
As of the beginning of the year	—	26
Unrealized gain (loss)	—	3
Purchases, sales, issuances and settlements, net	—	(29)
As of the end of the year	—	—

The financial objectives of the qualified pension plans are established in conjunction with a comprehensive review of each plan's liability structure. The Company's asset allocation policy is based on detailed asset/liability analysis. In developing investment policy and financial goals, consideration is given to each plan's demographics, the returns and risks associated with current and alternative investment strategies and the current and projected cash, expense and funding ratios of each plan. Investment policies must also comply with local statutory requirements as determined by each country. A formal asset/liability study of each plan is undertaken every three to five years or whenever there has been a material change in plan demographics, benefit structure or funding status and investment market. The Company has adopted a long-term investment horizon such that the risk and duration of investment losses are weighed against the long-term potential for appreciation of assets. Although there cannot be complete assurance that these objectives will be realized, it is believed that the likelihood for their realization is reasonably high, based upon the asset allocation chosen and the historical and expected performance of the asset classes utilized by the plans. The intent is for investments to be broadly diversified across asset classes, investment styles, market sectors, investment managers, developed and emerging markets and securities in order to moderate portfolio volatility and risk. Investments may be in separate accounts, commingled trusts, mutual funds and other pooled asset portfolios provided they all conform to fiduciary standards.
External investment managers are hired to manage pension assets. Investment consultants assist with the screening process for each new manager hired. Over the long-term, the investment portfolio is expected to earn returns that exceed a composite of market indices that are weighted to match each plan's target asset allocation. The portfolio return should also (over the long-term) meet or exceed the return used for actuarial calculations in order to meet the future needs of each plan.
Employer contributions for pension benefits and postretirement benefits are estimated to be $30 million and $24 million, respectively, in 2013. Employer contributions to and benefit payments from nonqualified trusts related to nonqualified pension plans are estimated to be $22 million in 2013. The table below reflects pension benefits expected to be paid from the plans or from the Company's assets. The postretirement benefits represent the Company's share of the benefit cost.

		Postretirement Benefit
	Pension Benefit Payments(1)	Payments	Expected Federal Subsidy
	(In $ millions)
2013	237	54	6
2014	236	55	6
2015	236	56	6
2016	237	55	2
2017	241	54	2
2018-2021	1,250	260	6
______________________________

(1)	Payments are expected to be made primarily from plan assets.
Other Obligations
Additional benefit obligations are as follows:

	As of December 31,
	2012	2011
	(In $ millions)
Long-term disability	22	26
Other	6	6

Environmental	12 Months Ended
Dec. 31, 2012
Environmental Remediation Obligations [Abstract]
Environmental
Environmental
General
The Company is subject to environmental laws and regulations worldwide that impose limitations on the discharge of pollutants into the air and water and establish standards for the treatment, storage and disposal of solid and hazardous wastes. The Company believes that it is in substantial compliance with all applicable environmental laws and regulations. The Company is also subject to retained environmental obligations specified in various contractual agreements arising from the divestiture of certain businesses by the Company or one of its predecessor companies.
Environmental expenditures for preventative and remediation efforts are as follows:

	Year Ended December 31,
	2012	2011	2010
	(In $ millions)
Capital expenditures	40	30	19
Other expenditures (1)	45	41	47
______________________________

(1)	Includes expenditures for US Superfund sites of $2 million, $2 million and $2 million for the years ended December 31, 2012, 2011 and 2010, respectively.
The components of environmental remediation reserves are as follows:

	As of December 31,
	2012	2011
	(In $ millions)
Demerger obligations (Note 23)	31	34
Divestiture obligations (Note 23)	21	24
Active sites	28	20
US Superfund sites	15	14
Other environmental remediation reserves	4	4
Total	99	96

Remediation
Due to its industrial history and through retained contractual and legal obligations, the Company has the obligation to remediate specific areas on its own sites as well as on divested, demerger, orphan or US Superfund sites. In addition, as part of the demerger agreement between the Company and Hoechst AG ("Hoechst"), a specified portion of the responsibility for environmental liabilities from a number of Hoechst divestitures was transferred to the Company (Note 23). The Company provides for such obligations when the event of loss is probable and reasonably estimable. The Company believes that environmental remediation costs will not have a material adverse effect on the financial position of the Company, but may have a material adverse effect on the results of operations or cash flows in any given period.
Remediation efforts recorded are as follows:

	Year Ended December 31,
	2012	2011	2010
	(In $ millions)
Cost of sales	10	2	1
Selling, general and administrative expenses	3	6	8
The Company did not record any insurance recoveries during 2012 or have any receivables for insurance recoveries related to these matters as of December 31, 2012. As of December 31, 2012 and 2011, there were receivables of $6 million and $6 million, respectively, from the former owner of the Company's Spondon, Derby, United Kingdom acetate flake, tow and film business, which was acquired in 2007.
German InfraServ Entities
On January 1, 1997, coinciding with a reorganization of the Hoechst businesses in Germany, real estate service companies ("InfraServ Entities") were created to own directly the land and property and to provide various technical and administrative services at each of the manufacturing locations. The Company owns manufacturing facilities at the InfraServ location in Frankfurt am Main-Hoechst, Germany and holds equity interests in the companies which own and operate the former Hoechst sites in Frankfurt am Main-Hoechst, Gendorf and Knapsack, all of which are located in Germany.
InfraServ Entities are liable for any residual contamination and other pollution because they own the real estate on which the individual facilities operate. In addition, Hoechst, and its legal successors, as the responsible party under German public law, is liable to third parties for all environmental damage that occurred while it was still the owner of the plants and real estate (Note 23). The contribution agreements entered into in 1997 between Hoechst and the respective operating companies, as part of the divestiture of these companies, provide that the operating companies will indemnify Hoechst, and its legal successors, against environmental liabilities resulting from the transferred businesses. Additionally, the InfraServ Entities have agreed to indemnify Hoechst, and its legal successors, against any environmental liability arising out of or in connection with environmental pollution of any site.
The InfraServ partnership agreements provide that, as between the partners, each partner is responsible for any contamination caused predominantly by such partner. Any liability, which cannot be attributed to an InfraServ partner and for which no third party is responsible, is required to be borne by the InfraServ partnership.
If an InfraServ partner defaults on its respective indemnification obligations to eliminate residual contamination, the owners of the remaining participation in the InfraServ companies have agreed to fund such liabilities, subject to a number of limitations. To the extent that any liabilities are not satisfied by either the InfraServ Entities or their owners, these liabilities are to be borne by the Company in accordance with the demerger agreement. However, Hoechst, and its legal successors, will reimburse the Company for two-thirds of any such costs. Likewise, in certain circumstances the Company could be responsible for the elimination of residual contamination on several sites that were not transferred to InfraServ companies, in which case Hoechst, and its legal successors, must also reimburse the Company for two-thirds of any costs so incurred. The German InfraServ Entities are owned partially by the Company (Note 8), as noted below, and the remaining ownership is held by various other companies. The Company's ownership interest and environmental liability participation percentages for such liabilities which cannot be attributed to an InfraServ partner are as follows:

	As of December 31, 2012
	Ownership	Liability	Reserves (1)
	(In percentages)		(In $ millions)
InfraServ GmbH & Co. Gendorf KG	39	10	11
InfraServ GmbH & Co. Knapsack KG	27	22	1
InfraServ GmbH & Co. Hoechst KG	32	40	74
______________________________

(1)	Gross reserves maintained by the respective InfraServ entity.
US Superfund Sites
In the US, the Company may be subject to substantial claims brought by US federal or state regulatory agencies or private individuals pursuant to statutory authority or common law. In particular, the Company has a potential liability under the US Federal Comprehensive Environmental Response, Compensation and Liability Act of 1980, as amended, and related state laws (collectively referred to as "Superfund") for investigation and cleanup costs at certain sites. At most of these sites, numerous companies, including the Company, or one of its predecessor companies, have been notified that the Environmental Protection Agency, state governing bodies or private individuals consider such companies to be potentially responsible parties ("PRP") under Superfund or related laws. The proceedings relating to these sites are in various stages. The cleanup process has not been completed at most sites and the status of the insurance coverage for some of these proceedings is uncertain. Consequently, the Company cannot accurately determine its ultimate liability for investigation or cleanup costs at these sites.
As events progress at each site for which it has been named a PRP, the Company accrues, as appropriate, a liability for site cleanup. Such liabilities include all costs that are probable and can be reasonably estimated. In establishing these liabilities, the Company considers its shipment of waste to a site, its percentage of total waste shipped to the site, the types of wastes involved, the conclusions of any studies, the magnitude of any remedial actions that may be necessary and the number and viability of other PRPs. Often the Company joins with other PRPs to sign joint defense agreements that settle, among PRPs, each party’s percentage allocation of costs at the site. Although the ultimate liability may differ from the estimate, the Company routinely reviews the liabilities and revises the estimate, as appropriate, based on the most current information available.
One such site is the Lower Passaic River Study Area. The Company and 70 other companies are parties to a May 2007 Administrative Order on Consent with the US Environmental Protection Agency ("EPA") to perform a Remedial Investigation/Feasibility Study ("RI/FS") of the contaminants in the lower 17 mile stretch known as the Lower Passaic River Study Area. The RI/FS is ongoing and may take several more years to complete. The Company is among a group of settling parties to a June 2012 Administrative Order on Consent with the EPA to perform a removal action on a small section of the river. The Company has also been named as a third-party defendant along with more than 200 other entities in an action initially brought by the New Jersey Department of Environmental Protection ("NJDEP") in the Supreme Court of New Jersey against Occidental Chemical Corporation and several other companies. This suit by the NJDEP seeks recovery of past and future clean-up costs, as well as unspecified economic damages, punitive damages, penalties and a variety of other forms of relief arising from alleged discharges into the Lower Passaic River.

In 2007, the EPA issued a draft study that evaluated alternatives for early remedial action of a portion of the Passaic River at an estimated cost of $900 million to $2.3 billion. Several parties commented on the draft study, and the EPA has announced its intention to issue a proposed plan in 2013. Although the Company's assessment that the contamination allegedly released by the Company is likely an insignificant aspect of the final remedy, because the RI/FS is still ongoing, and the EPA has not finalized its study or the scope of requested cleanup the Company cannot reliably estimate its portion of the final remedial costs for this matter at this time. However, the Company currently believes that its portion of the costs would be less than approximately 1% to 2%. The Company is vigorously defending these and all related matters.
Environmental Proceedings
On January 7, 2013, following self-disclosures by the Company, the Company's Meredosia, Illinois site received a Notice of Violation/Finding of Violation from the US Environmental Protection Agency Region 5 ("EPA") alleging Clean Air Act violations. The Company is working with the EPA and with the state agency to reach a resolution of this matter. Based on currently available information and the Company's past experience, we do not believe that resolution of this matter will have a significant impact on the Company, even though the Company cannot conclude that a penalty will be less than $100,000. The Meredosia, Illinois site is included in the Industrial Specialties segment.

Stockholders' Equity	12 Months Ended
Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Stockholders' Equity
Stockholders’ Equity
Preferred Stock
In February 2010, the Company delivered notice to the holders of its 4.25% Convertible Perpetual Preferred Stock (the "Preferred Stock") that it was calling for the redemption of all 9,600,000 outstanding shares of Preferred Stock. Holders of the Preferred Stock were entitled to convert each share of Preferred Stock into 1.2600 shares of the Company’s Series A Common Stock, par value $0.0001 per share ("Common Stock"). Holders of the Preferred Stock elected to convert 9,591,276 shares of Preferred Stock into an aggregate of 12,084,942 shares of Common Stock. The 8,724 shares of Preferred Stock that remained outstanding after such conversions were redeemed by the Company for 7,437 shares of Common Stock, in accordance with the terms of the Preferred Stock. The Company paid cash in lieu of fractional shares.
Common Stock
The Company’s Board of Directors follows a policy of declaring, subject to legally available funds, a quarterly cash dividend on each share of Common Stock unless the Company’s Board of Directors, in its sole discretion, determines otherwise. The amount available to pay cash dividends is restricted by the Company’s Amended Credit Agreement, the 4.625% Notes, the 5.875% Notes and the 6.625% Notes.
In April 2011, the Company announced that its Board of Directors approved a 20% increase in the Company’s quarterly Common Stock cash dividend. The Board of Directors increased the quarterly dividend rate from $0.05 to $0.06 per share of Common Stock on a quarterly basis and $0.20 to $0.24 per share of Common Stock on an annual basis beginning in August 2011.
On April 23, 2012, the Company announced that its Board of Directors approved a 25% increase in the Company's quarterly Common Stock cash dividend. The Board of Directors increased the quarterly dividend rate from $0.06 to $0.075 per share of Common Stock on a quarterly basis and $0.24 to $0.30 per share of Common Stock on an annual basis beginning in August 2012.
Treasury Stock
The Company’s Board of Directors authorized the repurchase of Common Stock as follows:

Authorized Amount
(In $ millions)
February 2008	400
October 2008	100
April 2011	129
October 2012	264
As of December 31, 2012	893

The authorization gives management discretion in determining the timing and conditions under which shares may be repurchased. The repurchase program does not have an expiration date.
The share repurchase activity pursuant to this authorization is as follows:

	Year Ended December 31,				Total From February 2008 Through
	2012		2011	2010	December 31, 2012
Shares repurchased	1,059,719	(1)	652,016	1,667,592	13,142,527
Average purchase price per share	$42.44		$46.99	$28.77	$38.14
Amount spent on repurchased shares (in millions)	$45		$31	$48	$501
______________________________

(1)
Excludes 5,823 shares withheld from employee to cover statutory minimum withholding requirements for personal income taxes related to the vesting of restricted stock. Restricted stock is considered outstanding at the time of issuance and therefore, the shares withheld are treated as treasury shares.

The purchase of treasury stock reduces the number of shares outstanding and the repurchased shares may be used by the Company for compensation programs utilizing the Company’s stock and other corporate purposes. The Company accounts for treasury stock using the cost method and includes treasury stock as a component of stockholders’ equity.
Other Comprehensive Income (Loss), Net

	Year Ended December 31,
	2012			2011			2010
	Gross Amount	Income Tax (Provision) Benefit	Net Amount	Gross Amount	Income Tax (Provision) Benefit	Net Amount	Gross Amount	Income Tax (Provision) Benefit	Net Amount
	As Adjusted (Note 2)
	(In $ millions)
Unrealized gain (loss) on marketable securities	—	—	—	—	—	—	—	(1)	(1)
Foreign currency translation	13	(8)	5	(29)	2	(27)	26	11	37
Unrealized gain (loss) on interest rate swaps	10	(3)	7	37	(10)	27	32	(15)	17
Pension and postretirement benefits	(12)	1	(11)	(2)	2	—	2	—	2
Total	11	(10)	1	6	(6)	—	60	(5)	55

Adjustments to Accumulated other comprehensive income (loss), net, are as follows:

	Unrealized Gain (Loss) on Marketable Securities	Foreign Currency Translation	Unrealized Gain (Loss) on Interest Rate Swaps	Pension and Postretirement Benefits	Accumulated Other Comprehensive Income (Loss), Net
	As Adjusted (Note 2)
	(In $ millions)
As of December 31, 2009	—	(38)	(101)	(6)	(145)
Current period change	—	26	32	2	60
Income tax (provision) benefit	(1)	11	(15)	—	(5)
As of December 31, 2010	(1)	(1)	(84)	(4)	(90)
Current period change	—	(29)	37	(2)	6
Income tax (provision) benefit	—	2	(10)	2	(6)
As of December 31, 2011	(1)	(28)	(57)	(4)	(90)
Current period change	—	13	10	(12)	11
Income tax (provision) benefit	—	(8)	(3)	1	(10)
As of December 31, 2012	(1)	(23)	(50)	(15)	(89)

Other (Charges) Gains, Net	12 Months Ended
Dec. 31, 2012
Restructuring and Related Activities [Abstract]
Other (Charges) Gains, Net
Other (Charges) Gains, Net

	Year Ended December 31,
	2012	2011	2010
	(In $ millions)
Employee termination benefits	(6)	(22)	(32)
Kelsterbach plant relocation (Note 27)	(7)	(47)	(26)
Plumbing actions (Note 23)	5	6	59
Insurance recoveries (Note 28)	—	—	18
Asset impairments	(8)	(1)	(74)
Plant/office closures	—	—	(4)
Commercial disputes	2	15	13
Other	—	1	—
Total	(14)	(48)	(46)

2012
During the year ended December 31, 2012, the Company recorded $5 million of employee termination benefits, related to the previously announced closure of the Company's acetate flake and acetate tow manufacturing operations at its Spondon, Derby, United Kingdom site (Note 4). Also during the year ended December 31, 2012, the Company concluded that certain long-lived assets were partially impaired at its acetate flake and acetate tow manufacturing operations in Spondon, Derby, United Kingdom. Accordingly, the Company wrote down the related property, plant and equipment to its fair value of $3 million, measured at the date of impairment, resulting in long-lived asset impairment losses of $8 million for the year ended December 31, 2012. The Company calculated the fair value using a discounted cash flow model incorporating discount rates commensurate with the risks involved for the reporting unit. This fair value measurement of long-lived assets is classified as a Level 3 measurement under FASB ASC Topic 820. The key assumptions used in the discounted cash flow valuation model include discount rates, growth rates, cash flow projections and terminal value rates. Discount rates, growth rates and cash flow projections involve significant judgment and are based on management's estimate of current and forecasted market conditions and cost structure.
2011
As a result of the Company’s Pardies, France "Project of Closure" and the previously announced closure of the Company’s acetate flake and acetate tow manufacturing operations at its Spondon, Derby, United Kingdom site (Note 4), the Company recorded $4 million and $4 million, respectively, of employee termination benefits during the year ended December 31, 2011. Additionally, during the year ended December 31, 2011, the Company recorded $8 million of employee termination benefits related to the relocation of the Company's polyacetal ("POM") operations located in Kelsterbach, Germany to Frankfurt Hoechst Industrial Park, Germany (Note 27) and $6 million of employee termination benefits related to a business optimization project which is included in the Other Activities segment.
During the year ended December 31, 2011, the Company received consideration of $17 million in connection with the settlement of a claim against a bankrupt supplier (Note 23). The resolution of this commercial dispute is included in the Acetyl Intermediates segment.
2010
In 2010, the Company concluded that certain long-lived assets were partially impaired at its acetate flake and acetate tow manufacturing operations in Spondon, Derby, United Kingdom (Note 4). Accordingly, the Company wrote down the related property, plant and equipment to its fair value of $31 million, measured at the date of impairment, resulting in long-lived asset impairment losses of $72 million for the year ended December 31, 2010. The Company calculated the fair value using a discounted cash flow model incorporating discount rates commensurate with the risks involved for the reporting unit. This fair value measurement of long-lived assets is classified as a Level 3 measurement under FASB ASC Topic 820. The key assumptions used in the discounted cash flow valuation model include discount rates, growth rates, cash flow projections and terminal value rates. Discount rates, growth rates and cash flow projections involve significant judgment and are based on management's estimate of current and forecasted market conditions and cost structure.
As a result of the announced closure of the Company's acetate flake and acetate tow manufacturing operations in Spondon, Derby, United Kingdom (Note 4), the Company recorded $15 million of employee termination benefits during the year ended December 31, 2010.
As a result of the Company's Pardies, France "Project of Closure" (Note 4), the Company recorded exit costs of $12 million during the year ended December 31, 2010, which primarily consisted of $6 million in employee termination benefits, $1 million of long-lived asset impairment losses, $3 million of contract termination costs and $3 million of reindustrialization costs.
As a result of several business optimization projects undertaken by the Company beginning in 2009 and continuing throughout 2010, the Company recorded $11 million in employee termination costs during the year ended December 31, 2010.
Other charges for the year ended December 31, 2010 also included gains of $13 million, net, related to settlements in resolution of commercial disputes. The settlements were recorded in the Company's Consumer Specialties segment.
The changes in the restructuring reserves by business segment are as follows:

	Advanced Engineered Materials	Consumer Specialties	Industrial Specialties	Acetyl Intermediates	Other	Total
	(In $ millions)
Employee Termination Benefits
As of December 31, 2010	3	16	—	24	10	53
Additions	8	4	—	1	8	21
Cash payments	(2)	(2)	—	(20)	(4)	(28)
Other changes	—	—	—	—	(3)	(3)
Exchange rate changes	(1)	—	—	—	—	(1)
As of December 31, 2011	8	18	—	5	11	42
Additions	—	5	—	2	1	8
Cash payments	(2)	(11)	—	(3)	(3)	(19)
Other changes	—	—	—	(1)	(2)	(3)
Exchange rate changes	—	1	—	—	—	1
As of December 31, 2012	6	13	—	3	7	29
Plant/Office Closures
As of December 31, 2010	—	—	—	3	1	4
Additions	—	—	—	—	—	—
Cash payments	—	—	—	(2)	—	(2)
Other changes	—	—	—	—	—	—
Exchange rate changes	—	—	—	—	—	—
As of December 31, 2011	—	—	—	1	1	2
Additions	—	—	—	—	—	—
Cash payments	—	—	—	—	—	—
Other changes	—	—	—	—	(1)	(1)
Exchange rate changes	—	—	—	—	—	—
As of December 31, 2012	—	—	—	1	—	1
Total	6	13	—	4	7	30

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes
Income Tax Provision
Earnings (loss) from continuing operations before tax by jurisdiction are as follows:

	Year Ended December 31,
	2012	2011	2010
	As Adjusted (Note 2)
	(In $ millions)
US	195	60	131
International (1)	126	407	302
Total	321	467	433
______________________________

(1)
Includes aggregate earnings generated by operations in Bermuda, Luxembourg, the Netherlands and Hong Kong of $320 million, $317 million and $257 million for the years ended December 31, 2012, 2011 and 2010, respectively, which have an aggregate effective income tax rate of 5.6%, 4.0% and 4.8% for each year, respectively.

The income tax provision (benefit) consists of the following:

	Year Ended December 31,
	2012	2011	2010
	As Adjusted (Note 2)
	(In $ millions)
Current
US	41	24	62
International	76	32	34
Total	117	56	96
Deferred
US	(66)	(11)	(15)
International	(106)	(4)	(9)
Total	(172)	(15)	(24)
Total	(55)	41	72

A reconciliation of the significant differences between the US federal statutory tax rate of 35% and the effective income tax rate on income from continuing operations is as follows:

	Year Ended December 31,
	2012	2011	2010
	As Adjusted (Note 2)
	(In $ millions, except percentages)
Income tax provision computed at US federal statutory tax rate	112	163	152
Change in valuation allowance	29	7	38
Equity income and dividends	(31)	(25)	(41)
(Income) expense not resulting in tax impact, net	(39)	(16)	8
US tax effect of foreign earnings and dividends	42	48	28
Foreign tax credits	(187)	(66)	(33)
Other foreign tax rate differentials	(2)	(58)	(10)
Legislative changes	—	—	(71)	(1)
Tax-deductible interest on foreign equity investments and other related items	11	(3)	(3)
State income taxes, net of federal benefit	4	4	3
Other, net	6	(13)	1
Income tax provision (benefit)	(55)	41	72

Effective income tax rate	(17)%	9%	17%
______________________________

(1)	Represents the impact of Miscellaneous Tax Resolutions issued by the Mexican tax authority to clarify various provisions included in the 2010 Mexican Tax Reform Bill.
Federal and state income taxes have not been provided on accumulated but undistributed earnings of $2.9 billion as of December 31, 2012 as such earnings have been permanently reinvested in the business. The determination of the amount of the unrecognized deferred tax liability related to the undistributed earnings is not practicable.
The effective tax rate for continuing operations for the year ended December 31, 2012 was (17)% compared to 9% for the year ended December 31, 2011. The effective tax rate for 2012 was favorably impacted by foreign tax credit carryforwards realized in the US and offset by deferred tax charges related to changes in assessment regarding permanent reinvestment of certain foreign earnings.
During 2012, the Company amended certain prior year income tax returns to recognize the benefit of available foreign tax credit carryforwards. As a result the Company recognized an income tax benefit of $142 million. The available foreign tax credits are subject to a ten year carryforward period and expire beginning 2014 through 2021. The Company expects to fully utilize the credits within the prescribed carryforward period.
On February 15, 2012, the Company amended its existing joint venture and other related agreements with its venture partner in Polyplastics Co., Ltd ("Polyplastics"). The amended agreements ("Agreements"), among other items, modified certain dividend rights, resulting in a net cash dividend payment to the Company of $72 million during the three months ended March 31, 2012. In addition, as a result of the Agreements, Polyplastics is required to pay certain annual dividends to the venture partners. Consequently, Polyplastics' undistributed earnings will no longer be invested indefinitely. Accordingly, the Company recognized a deferred tax liability of $38 million which was charged to Income tax provision (benefit) in the consolidated statement of operations, related to the taxable outside basis difference of its investment in Polyplastics.
The Company operates under tax holidays in various jurisdictions which are in effect through December 2013. Due to limited profitability in these jurisdictions, the Company realized no material benefit from tax holidays for the years ended December 31, 2012, 2011 and 2010.
Deferred Income Taxes
Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the consolidated deferred tax assets and liabilities are as follows:

	As of December 31,
	2012	2011
	(In $ millions)
Deferred Tax Assets
Pension and postretirement obligations	579	529
Accrued expenses	58	57
Inventory	—	1
Net operating loss	398	359
Tax credit carryforwards	206	94
Other	370	159
Subtotal	1,611	1,199
Valuation allowance (1)	(399)	(363)
Total	1,212	836
Deferred Tax Liabilities
Depreciation and amortization	479	319
Investments in affiliates	83	50
Other	70	51
Total	632	420
Net deferred tax assets (liabilities)	580	416
______________________________

(1)
Includes deferred tax asset valuation allowances primarily for the Company's deferred tax assets in the US, Luxembourg, France, Spain, China, the United Kingdom and Germany, as well as other foreign jurisdictions. These valuation allowances relate primarily to net operating loss carryforward benefits and other net deferred tax assets, all of which may not be realizable.

For the year ended December 31, 2012, the valuation allowance increased by $36 million primarily due to $29 million of losses generated with no currently realizable income tax benefit as well as an increase of $7 million related to exchange rate changes.
Legislative Changes
Mexico enacted the 2008 Fiscal Reform Bill on October 1, 2007. Effective January 1, 2008, the bill repealed the existing asset-based tax and established a dual income tax system consisting of a new minimum flat tax (the "IETU") and the existing regular income tax system. The IETU system taxes companies on cash basis net income, consisting only of certain specified items of revenue and expense, at a rate of 17% and 17.5% for 2009 and 2010 forward, respectively. In general, companies must pay the higher of the income tax or the IETU, although the IETU is not creditable against future income tax liabilities. The Company has determined that it will primarily be subject to the IETU in future periods. Accordingly, the Company has recorded tax expense (benefit) of $9 million, $4 million, and $19 million for the years ended December 31, 2012, 2011 and 2010, respectively, for the tax effects of the IETU system.
In December 2010, the US enacted the Tax Relief, Unemployment Reauthorization and Job Creation Act of 2010 (the "2010 Tax Relief Act"). The 2010 Tax Relief Act increased bonus depreciation for qualified investments made after September 8, 2010 and before January 1, 2012, and also made bonus depreciation available for qualified property placed in service after December 31, 2011 and before January 1, 2013. The 2010 Tax Relief Act also provided a two-year extension of expired provisions that were relevant to the Company including the research tax credit and look-through treatment for controlled foreign corporations. The 2010 Tax Relief Act enabled the Company to accelerate deductions of capital improvements resulting in a reduction to Income taxes payable of $27 million for the year ended December 31, 2011.
On January 2, 2013, the US enacted the American Taxpayer Relief Act of 2012 (the "2012 Tax Relief Act"). The 2012 Tax Relief Act extends many expired corporate income tax provisions through 2013, including the research and development credit, the look-through treatment of payments between related controlled foreign corporations, the active financing exception and bonus depreciation, including retroactive application to January 1, 2012. The income tax accounting effect, including any retroactive effect, of the 2012 Tax Relief Act will be accounted for in the period of enactment. The Company does not expect to record a material benefit in 2013 as a result of these provisions.
Net Operating Loss Carryforwards
As of December 31, 2012, the Company has US federal net operating loss carryforwards of $33 million that are subject to limitation. These net operating loss carryforwards begin to expire in 2021. At December 31, 2012, the Company also had state net operating loss carryforwards, net of federal tax impact, of $54 million, $52 million of which are offset by a valuation allowance due to uncertain recoverability. A portion of these net operating loss carryforwards begin to expire in 2013.
The Company also has foreign net operating loss carryforwards as of December 31, 2012 of $1.2 billion primarily for Luxembourg, France, Spain, Canada, China, Singapore, the United Kingdom and Germany with various expiration dates. Net operating losses in China have various carryforward periods and began expiring in 2011. Net operating losses in most other foreign jurisdictions do not have an expiration date.
Uncertain Tax Positions
Activity related to uncertain tax positions is as follows:

	Year Ended December 31,
	2012	2011	2010
	(In $ millions)
As of the beginning of the year	211	244	208
Increases in tax positions for the current year	6	—	—
Increases in tax positions for prior years	42	37	85
Decreases in tax positions for prior years	(19)	(54)	(48)
Decreases due to settlements	(33)	(16)	(1)
As of the end of the year	207	211	244

Total uncertain tax positions that if recognized would impact the effective tax rate	237	230	264
Total amount of interest and penalties recognized in the consolidated statements of operations	6	(1)	11
Total amount of interest and penalties recognized in the consolidated balance sheets	61	55	56

The Company primarily operates in the US, Germany, Canada, China, Mexico and Singapore. Examinations are ongoing in a number of these jurisdictions including Germany for the years 2001 to 2004 and 2005 to 2007 and the US for the years 2009 to 2011. The Company's US federal income tax returns for 2003 and forward are open for examination under statute. The Company's German corporate tax returns for 2001 and forward are open for examination under statute. A further change in uncertain tax positions may occur within the next twelve months related to the settlement of one or more tax examinations or the lapse of applicable statutes of limitations. Such amounts have been reflected as the current portion of uncertain tax positions (Note 11).

Management Compensation Plans	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Management Compensation Plans
Management Compensation Plans
General Plan Description
In April 2009, the Company and our stockholders approved a global incentive plan which replaces the Company’s 2004 Stock Incentive Plan ("2004 SIP"). The 2009 Global Incentive Plan ("2009 GIP") enables the compensation committee of the Board of Directors to award incentive and nonqualified stock options, stock appreciation rights, shares of Series A common stock, restricted stock, restricted stock units ("RSUs") and incentive bonuses (which may be paid in cash or stock or a combination thereof), any of which may be performance-based, with vesting and other award provisions that provide effective incentive to Company employees (including officers), non-management directors and other service providers. Under the 2009 GIP, the Company may not grant RSUs with the right to participate in dividends or dividend equivalents.
On April 19, 2012, the 2009 GIP was amended to, among other things, increase the maximum number of shares that may be issued under the 2009 GIP by 8,000,000 shares to 13,350,000 shares plus (a) any shares of Series A common stock that remain available for issuance under the 2004 Stock Incentive Plan (not including any shares of Series A common stock that are subject to outstanding awards under the 2004 SIP or any shares of Series A common stock that were issued pursuant to awards under the 2004 SIP) and (b) any awards under the 2004 stock incentive plan that remain outstanding that cease for any reason to be subject to such awards (other than by reason of exercise or settlement of the award to the extent that such award is exercised for or settled in vested and non-forfeitable shares).
Total shares available for awards and total shares subject to outstanding awards are as follows:

	As of December 31, 2012
	Shares Available for Awards	Shares Subject to Outstanding Awards
2009 GIP	11,332,510	1,811,518
2004 SIP	—	424,870	(1)
______________________________

(1)	No RSUs remaining outstanding under the 2004 SIP.
Upon the termination of a participant’s employment with the Company by reason of death or disability, retirement or by the Company without cause (as defined in the respective award agreements), an award in amount equal to (i) the value of the award granted multiplied by (ii) a fraction, (x) the numerator of which is the number of full months between grant date and the date of such termination, and (y) the denominator of which is the term of the award, such product to be rounded down to the nearest whole number, and reduced by (iii) the value of any award that previously vested, shall immediately vest and become payable to the Participant. Upon the termination of a Participant’s employment with the Company for any other reason, any unvested portion of the award shall be forfeited and canceled without consideration.
The Company realized income tax benefits from stock option exercises and RSU vestings as follows:

	Year Ended December 31,
	2012	2011	2010
	(In $ millions)
Income tax benefit realized	31	25	19
Amount reversed in current year related to prior year	1	9	—

Stock Options
It is the Company’s policy to grant stock options with an exercise price equal to the average of the high and low price of the Company’s Series A common stock on the grant date. The options issued have a term ranging from seven to ten years and vest on a graded basis over either three or four years. The estimated value of the Company’s stock-based awards less expected forfeitures is recognized over the awards’ respective vesting period on a straight-line basis.
Generally, vested stock options are exercised through a broker-assisted cashless exercise program. A broker-assisted cashless exercise is the simultaneous exercise of a stock option by an employee and a sale of the shares through a broker. Authorized shares of the Company’s Series A common stock are used to settle stock options.
Beginning in October 2010 through April 2012, the Company granted awards of stock options to certain executive officers of the Company that require a holding period of one year subsequent to exercising a stock option award for net profit shares (as defined below) acquired upon exercise. Net profit shares means the aggregate number of shares determined by the Company’s human resources department representing the total number of shares remaining after taking into account the following costs related to exercise: (i) the aggregate option price with respect to the exercise; (ii) the amount of all applicable taxes with respect to the exercise, assuming the participant’s maximum applicable federal, state and local tax rates (and applicable employment taxes); and (iii) any transaction costs.
The fair value of each option granted is estimated on the grant date using the Black-Scholes option pricing method. The weighted average assumptions used in the model are as follows:

	Year Ended December 31,
	2012	2011	2010
Risk-free interest rate	0.78%	0.81%	1.27%
Estimated life in years	4.59	4.75	5.72
Dividend yield	0.70%	0.60%	0.59%
Volatility	50.31%	45.00%	51.75%

The computation of the expected volatility assumption used in the Black-Scholes calculations for new grants is based on the Company’s historical volatilities. When establishing the expected life assumptions, the Company reviews annual historical employee exercise behavior of option grants with similar vesting periods.
The summary of changes in stock options outstanding is as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
	(In millions)	(In $)	(In years)	(In $ millions)
As of December 31, 2011	4.6	18.94	3.6	118
Granted	0.1	40.25
Exercised	(3.8)	16.57
Forfeited	(0.1)	32.47
Expired	—	—
As of December 31, 2012	0.8	29.93	4.4	12
Options exercisable at end of year	0.7	29.66	4.3	11

The weighted average grant date fair values of stock options granted is as follows:

	Year Ended December 31,
	2012	2011	2010
Total	$16.21	$11.38	$14.76

The total intrinsic value of stock options exercised is as follows:

	Year Ended December 31,
	2012	2011	2010
	(In $ millions)
Intrinsic value	110	20	13

As of December 31, 2012, the Company had $2 million of total unrecognized compensation expense related to stock options, excluding actual forfeitures, which is expected to be recognized over the weighted average period of three years.
Restricted Stock Units
The Company’s RSUs are net settled by withholding shares of the Company’s Series A common stock to cover minimum statutory income taxes and remitting the remaining shares of the Company’s Series A common stock to an individual brokerage account. Authorized shares of the Company’s Series A common stock are used to settle RSUs.
Performance-based RSUs. The Company generally grants performance-based RSUs to the Company’s executive officers and certain employees once per year. The Company may also grant performance-based RSUs to certain new employees or to employees who assume positions of increasing responsibility at the time those events occur. The number of performance-based RSUs that ultimately vest is dependent on one or both of the following according to the terms of the specific award agreement: The achievement of a) internal profitability targets (performance condition) and b) market performance targets measured by the comparison of the Company’s stock performance versus a defined peer group (market condition).
The outstanding performance-based RSUs generally cliff-vest during the Company’s quarter-end September 30 black-out period three years from the date of grant. The ultimate number of shares of the Company’s Series A common stock issued will range from zero to stretch, with stretch defined individually under each award, net of shares used to cover minimum statutory personal income taxes withheld. The market condition is factored into the estimated fair value per unit and compensation expense for each award will be based on the probability of achieving internal profitability targets, as applicable, and recognized on a straight-line basis over the term of the respective grant, less estimated forfeitures. For performance-based RSUs granted without a performance condition, compensation expense is based on the fair value per unit recognized on a straight-line basis over the term of the grant, less estimated forfeitures. Upon the termination of participant’s employment by the Company without cause prior to the vesting date, the participant is eligible for a prorated number of performance-based RSUs based on a formula as outlined in each agreement.
A summary of changes in nonvested performance-based RSUs outstanding is as follows:

	Number of Units	Weighted Average Fair Value
	(In thousands)	(In $)
As of December 31, 2011	1,069	37.30
Granted	67	45.13
Vested	(316)	39.14
Cancelled	(171)	23.97
Forfeited	(220)	44.04
As of December 31, 2012	429	42.22

The fair value of shares vested for performance-based RSUs is as follows:

	Year Ended December 31,
	2012	2011	2010
	(In $ millions)
Total	12	14	8

Fair value for the Company’s performance-based RSUs was estimated at the grant date using a Monte Carlo simulation approach less the present value of the expected dividends not received during the performance period. Monte Carlo simulation was utilized to randomly generate future stock returns for the Company and each company in the defined peer group for each grant based on company-specific dividend yields, volatilities and stock return correlations. These returns were used to calculate future performance-based RSU vesting percentages and the simulated values of the vested performance-based RSUs were then discounted to present value using a risk-free rate, yielding the expected value of these performance-based RSUs.
The range of assumptions used in the Monte Carlo simulation approach is as follows:

	Year Ended December 31,
	2012	2011	2010
Risk-free interest rate	0.38%	0.38%	0.79%
Dividend yield	0.00 - 4.37%	0.00 - 4.37%	0.00 - 4.18%
Volatility	25 - 90%	25 - 90%	25 - 70%

Time-based RSUs. The Company grants non-employee Directors time-based RSUs annually that generally vest one year after grant. The fair value of the time-based RSUs is equal to the average of the high and low price of the Company’s Series A common stock on the grant date less the present value of the expected dividends not received during the vesting period.
The Company also grants time-based RSUs to the Company’s executives and certain employees that vest ratably over intervals ranging from three to four years. The fair value of the time-based RSUs is equal to the average of the high and low price of the Company’s Series A common stock on the grant date less the present value of the expected dividends not received during the vesting period. Upon the termination of participant’s employment by the Company without cause prior to the vesting date, the participant is eligible for a prorated number of time-based RSUs based on a formula as outlined in each agreement.
A summary of changes in nonvested time-based RSUs outstanding is as follows:

	Employee Time-Based RSUs			Director Time-Based RSUs
	Number of Units		Weighted Average Fair Value	Number of Units	Weighted Average Fair Value
	(In thousands)		(In $)	(In thousands)	(In $)
As of December 31, 2011	670		30.44	13	50.82
Granted	128		42.39	16	47.48
Vested	(323)		30.11	(13)	50.82
Forfeited	(44)		28.80	—	—
As of December 31, 2012	431	(1)	34.41	16	47.48
______________________________

(1)	Includes 66,108 of time-based restricted stock awards granted to the Company's Chief Executive Officer on April 5, 2012, of which 22,013 vested on October 1, 2012.
The fair value of shares vested for time-based RSUs is as follows:

	Year Ended December 31,
	2012	2011	2010
	(In $ millions)
Total	13	7	6

Beginning in October 2010 through April 2012, the Company granted both time-based RSUs and performance-based RSUs to executive officers and certain employees of the Company that require a holding period of seven years from the grant date of the awards for 0% to 75% of the shares vested, depending on salary level, as specified in each individual agreement. The fair value of the RSUs with holding periods were discounted due to the lack of transferability of these RSUs during the holding period as follows:

	Year Ended December 31,
	2012	2011	2010
	(In percentages)
Holding period discount	30	30	30

The holding period discount was determined using the weighted average results as calculated under the Chaffe and Finnerty models.
As of December 31, 2012, there was $13 million of unrecognized compensation cost related to RSUs, excluding actual forfeitures, which is expected to be recognized over a weighted average period of one year.

Leases	12 Months Ended
Dec. 31, 2012
Leases [Abstract]
Leases
Leases
Rent expense recorded under all operating leases is as follows:

	Year Ended December 31,
	2012	2011	2010
	(In $ millions)
Total	165	173	160

Future minimum lease payments under non-cancelable rental and lease agreements which have initial or remaining terms in excess of one year are as follows:

As of December 31, 2012
Capital Leases
(In $ millions)
2013	43
2014	42
2015	40
2016	40
2017	40
Later years	288
Sublease income	—
Minimum lease commitments	493
Less amounts representing interest	(249)
Present value of net minimum lease obligations	244

As of December 31, 2012
Operating Leases
(In $ millions)
2013	49
2014	46
2015	40
2016	34
2017	22
Later years	116
Sublease income	(21)
Minimum lease commitments	286

The Company expects that, in the normal course of business, leases that expire will be renewed or replaced by other leases.

Derivative Financial Instruments	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Financial Instruments
Derivative Financial Instruments
Interest Rate Risk Management
To reduce the interest rate risk inherent in the Company’s variable rate debt, the Company utilizes interest rate swap agreements to convert a portion of its variable rate borrowings into a fixed rate obligation. A portion of these interest rate swap agreements are designated as cash flow hedges and fix the LIBOR portion of the Company’s US-dollar denominated variable rate borrowings (Note 13). If an interest rate swap agreement is terminated prior to its maturity, the amount previously recorded in Accumulated other comprehensive income (loss), net is recognized into earnings over the period that the hedged transaction impacts earnings. If the hedging relationship is discontinued because it is probable that the forecasted transaction will not occur according to the original strategy, any related amounts previously recorded in Accumulated other comprehensive income (loss), net are recognized into earnings immediately.
US-dollar interest rate swap derivative agreements are as follows:

As of December 31, 2012
Notional Value	Effective Date	Expiration Date	Fixed Rate (1)
(In $ millions)
1,100	January 2, 2012	January 2, 2014	1.71%
500	January 2, 2014	January 2, 2016	1.02%
______________________________

(1)	Fixes the LIBOR portion of the Company's US-dollar denominated variable rate borrowings (Note 13).

As of December 31, 2011
Notional Value	Effective Date	Expiration Date	Fixed Rate (1)
(In $ millions)
800	April 2, 2007	January 2, 2012	4.92%
400	January 2, 2008	January 2, 2012	4.33%
200	April 2, 2009	January 2, 2012	1.92%
1,100	January 2, 2012	January 2, 2014	1.71%
______________________________

(1)	Fixes the LIBOR portion of the Company's US-dollar denominated variable rate borrowings (Note 13).
Interest rate swap activity is as follows:

	Year Ended December 31,
	2012	2011	2010
	(In $ millions)
Hedging activities - Interest expense	(15)	(59)	(68)
Ineffective portion - Other income (expense), net	—	—	—

Upon issuance of the 4.625% Notes and $400 million paydown of the Term C loan facility on November 13, 2012 (Note 13), it became probable that the hedged interest payments associated with $395 million of variable rate US-dollar debt would not occur. Accordingly, the Company dedesignated as cash flow hedges a notional value of $395 million of the $1.1 billion notional value US-dollar interest rate swap agreements expiring January 2, 2014 and a loss of $5 million was reclassified out of Accumulated other comprehensive income (loss), net, into Interest expense in the consolidated statements of operations during the three months ended December 31, 2012. Future mark-to-market adjustments on these dedesignated interest rate swap agreements will be recorded in Interest expense through their expiration on January 2, 2014.
Foreign Exchange Risk Management
Certain subsidiaries have assets and liabilities denominated in currencies other than their respective functional currencies, which creates foreign exchange risk. The Company enters into foreign currency forwards and swaps to minimize its exposure to foreign currency fluctuations. Through these instruments, the Company mitigates its foreign currency exposure on transactions with third party entities as well as intercompany transactions. The foreign currency forwards and swaps are not designated as hedges under FASB ASC Topic 815. Gains and losses on foreign currency forwards and swaps entered into to offset foreign exchange impacts on intercompany balances are classified as Other income (expense), net, in the consolidated statements of operations. Gains and losses on foreign currency forwards and swaps entered into to offset foreign exchange impacts on all other assets and liabilities are classified as Foreign exchange gain (loss), net, in the consolidated statements of operations.
The following table indicates the total US dollar equivalents of net foreign exchange exposure related to (short) long foreign exchange forward contracts outstanding by currency. All of the contracts included in the table below will have approximately offsetting effects from actual underlying payables, receivables, intercompany loans or other assets or liabilities subject to foreign exchange remeasurement.

2013 Maturity
(In $ millions)
Currency
Euro	(222)
British pound sterling	(27)
Chinese renminbi	(258)
Mexican peso	5
Singapore dollar	45
Canadian dollar	61
Japanese yen	(3)
Brazilian real	(14)
Swedish krona	(14)
Other	5
Total	(422)

Gross notional values of the foreign currency forwards and swaps are as follows:

	As of December 31,
	2012	2011
	(In $ millions)
Total	902	896

Commodity Risk Management
The Company has exposure to the prices of commodities in its procurement of certain raw materials. The Company manages its exposure to commodity risk primarily through the use of long-term supply agreements, multi-year purchasing and sales agreements and forward purchase contracts. The Company regularly assesses its practice of using forward purchase contracts and other raw material hedging instruments in accordance with changes in market conditions. Forward purchases and swap contracts for raw materials are principally settled through physical delivery of the commodity. For qualifying contracts, the Company has elected to apply the normal purchases and normal sales exception of FASB ASC Topic 815 based on the probability at the inception and throughout the term of the contract that the Company would not settle net and the transaction would result in the physical delivery of the commodity. As such, realized gains and losses on these contracts are included in the cost of the commodity upon the settlement of the contract.
In addition, the Company occasionally enters into financial derivatives to hedge a component of a raw material or energy source. Typically, these types of transactions do not qualify for hedge accounting. These instruments are marked to market at each reporting period and gains (losses) are included in Cost of sales in the consolidated statements of operations. The Company recognized no gain or loss from these types of contracts during the years ended December 31, 2012, 2011 and 2010. As of December 31, 2012, the Company did not have any open financial derivative contracts for commodities.
Information regarding changes in the fair value of the Company’s derivative agreements is as follows:

	Year Ended December 31, 2012				Year Ended December 31, 2011				Year Ended December 31, 2010
	Gain (Loss) Recognized in Other Comprehensive Income (Loss)		Gain (Loss) Recognized in Earnings (Loss)		Gain (Loss) Recognized in Other Comprehensive Income (Loss)		Gain (Loss) Recognized in Earnings (Loss)		Gain (Loss) Recognized in Other Comprehensive Income (Loss)		Gain (Loss) Recognized in Earnings (Loss)
	(In $ millions)
Derivatives Designated as Cash Flow Hedges
Interest rate swaps	(12)	(1)	(15)	(2)	(24)	(3)	(59)	(2)	(31)	(4)	(68)	(2)
Derivatives Not Designated as Hedges
Interest rate swaps	—		(5)	(5)	—		—		—		—
Foreign currency forwards and swaps	—		(6)	(6)	—		16	(6)	—		33	(6)
Total	(12)		(26)		(24)		(43)		(31)		(35)
______________________________

(1)	Amount excludes $2 million of gains associated with the Company’s equity method investments’ derivative activity and $3 million of tax expense recognized in Other comprehensive income (loss).

(2)	Amount represents reclassification from Accumulated other comprehensive income (loss), net and is included in Interest expense in the consolidated statements of operations.

(3)	Amount excludes $2 million of gains associated with the Company’s equity method investments’ derivative activity and $10 million of tax expense recognized in Other comprehensive income (loss).

(4)	Amount excludes $5 million of gains associated with the Company’s equity method investments’ derivative activity and $15 million of tax expense recognized in Other comprehensive income (loss).

(5)	Included in Interest expense in the consolidated statements of operations.

(6)	Included in Foreign exchange gain (loss), net for operating activity or Other income (expense), net for non-operating activity in the consolidated statements of operations.
See Note 22 - Fair Value Measurements for additional information regarding the fair value of the Company's derivative agreements.

Fair Value Measurements	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value Measurements
Fair Value Measurements
The Company follows the provisions of FASB ASC Topic 820 for financial assets and liabilities. FASB ASC Topic 820 establishes a fair value hierarchy that prioritizes the inputs used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurement). This hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. If a financial instrument uses inputs that fall in different levels of the hierarchy, the instrument will be categorized based upon the lowest level of input that is significant to the fair value calculation. Valuations for fund investments such as common/collective trusts and registered investment companies, which do not have readily determinable fair values, are typically estimated using a net asset value provided by a third party as a practical expedient.
The levels of inputs used to measure fair value are as follows:
Level 1 - unadjusted quoted prices for identical assets or liabilities in active markets accessible by the Company
Level 2 - inputs that are observable in the marketplace other than those inputs classified as Level 1
Level 3 - inputs that are unobservable in the marketplace and significant to the valuation
The Company’s financial assets and liabilities measured at fair value on a recurring basis include securities available for sale and derivative financial instruments. Securities available for sale include US corporate bonds and equity securities. Derivative financial instruments include interest rate swaps and foreign currency forwards and swaps.
Marketable Securities. Where possible, the Company utilizes quoted prices in active markets to measure debt and equity securities; such items are classified as Level 1 in the hierarchy and include equity securities. When quoted market prices for identical assets are unavailable, varying valuation techniques are used. Common inputs in valuing these assets include, among others, benchmark yields, issuer spreads and recently reported trades. Such assets are classified as Level 2 in the hierarchy and typically include corporate bonds. Mutual funds are valued at the net asset value per share or unit multiplied by the number of shares or units held as of the measurement date.
Derivatives. Derivative financial instruments are valued in the market using discounted cash flow techniques. These techniques incorporate Level 1 and Level 2 inputs such as interest rates and foreign currency exchange rates. These market inputs are utilized in the discounted cash flow calculation considering the instrument’s term, notional amount, discount rate and credit risk. Significant inputs to the derivative valuation for interest rate swaps and foreign currency forwards and swaps are observable in the active markets and are classified as Level 2 in the hierarchy.
Assets and liabilities measured at fair value on a recurring basis are as follows:

		Fair Value Measurement
		Quoted Prices in Active Markets for Identical Assets (Level 1)		Significant Other Observable Inputs (Level 2)		Total
		As of December 31,
	Balance Sheet Classification	2012	2011	2012	2011	2012	2011
		(In $ millions)
Mutual funds	Marketable securities, at fair value	53	64	—	—	53	64
Derivatives Not Designated as Hedges
Foreign currency forwards and swaps	Current Other assets	—	—	2	9	2	9
Total assets		53	64	2	9	55	73
Derivatives Designated as Cash Flow Hedges
Interest rate swaps	Current Other liabilities	—	—	(10)	(21)	(10)	(21)
Interest rate swaps	Noncurrent Other liabilities	—	—	(7)	(13)	(7)	(13)
Derivatives Not Designated as Hedges
Interest rate swaps	Current Other liabilities	—	—	(5)	(2)	(5)	(2)
Interest rate swaps	Noncurrent Other liabilities	—	—	(1)	—	(1)	—
Foreign currency forwards and swaps	Current Other liabilities	—	—	(8)	(3)	(8)	(3)
Total liabilities		—	—	(31)	(39)	(31)	(39)

Carrying values and fair values of financial instruments that are not carried at fair value in the consolidated balance sheets are as follows:

			Fair Value Measurement
	Carrying Amount		Significant Other Observable Inputs (Level 2)		Unobservable Inputs (Level 3)		Total
	As of December 31,
	2012	2011	2012	2011	2012	2011	2012	2011
	(In $ millions)
Cost investments	156	147	—	—	—	—	—	—
Insurance contracts in nonqualified trusts	66	69	66	69	—	—	66	69
Long-term debt, including current installments of long-term debt	2,990	2,911	2,886	2,719	244	248	3,130	2,967

In general, the cost investments included in the table above are not publicly traded and their fair values are not readily determinable; however, the Company believes the carrying values approximate or are less than the fair values. Insurance contracts in nonqualified trusts consist of long-term fixed income securities, which are valued using independent vendor pricing models with observable inputs in the active market and therefore represent a Level 2 measurement. The fair value of long-term debt is based on valuations from third-party banks and market quotations and is classified as Level 2 in the hierarchy. The fair value of obligations under capital leases is based on lease payments and discount rates, which are not observable in the market and therefore represents a Level 3 measurement.
As of December 31, 2012 and 2011, the fair values of cash and cash equivalents, receivables, trade payables, short-term borrowings and the current installments of long-term debt approximate carrying values due to the short-term nature of these instruments. These items have been excluded from the table with the exception of the current installments of long-term debt. Additionally, certain noncurrent receivables, principally insurance recoverables, are carried at net realizable value.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Commitments and Contingencies
The Company is involved in legal and regulatory proceedings, lawsuits, claims and investigations incidental to the normal conduct of business, relating to such matters as product liability, land disputes, commercial contracts, employment, antitrust, intellectual property, workers' compensation, chemical exposure, asbestos exposure, prior acquisitions and divestitures, past waste disposal practices and release of chemicals into the environment. The Company is actively defending those matters where the Company is named as a defendant. Due to the inherent subjectivity of assessments and unpredictability of outcomes of legal proceedings, the Company's litigation accruals and estimates of possible loss or range of possible loss ("Possible Loss") may not represent the ultimate loss to the Company from legal proceedings. For reasonably possible loss contingencies that may be material and when determinable, the Company estimates its Possible Loss, considering that the Company could incur no loss in certain matters. Thus, the Company's exposure and ultimate losses may be higher or lower, and possibly materially so, than the Company's litigation accruals and estimates of Possible Loss. For some matters, the Company is unable, at this time, to estimate its Possible Loss that is reasonably possible of occurring. Generally, the less progress that has been made in the proceedings or the broader the range of potential results, the more difficult for the Company to estimate the Possible Loss that it is reasonably possible the Company could incur. The Company may disclose certain information related to a plaintiff's claim against the Company alleged in the plaintiff's pleadings or otherwise publicly available. While information of this type may provide insight into the potential magnitude of a matter, it does not necessarily represent the Company's estimate of reasonably possible or probable loss. Some of the Company's exposure in legal matters may be offset by applicable insurance coverage. The Company does not consider the possible availability of insurance coverage in determining the amounts of any accruals or any estimates of Possible Loss.
Plumbing Actions
CNA Holdings LLC ("CNA Holdings"), a US subsidiary of the Company, which included the US business now in the Advanced Engineered Materials segment, along with Shell Oil Company ("Shell"), E.I. DuPont de Nemours and Company ("DuPont") and others, has been a defendant in a series of lawsuits, including a number of class actions, alleging that plastic resins manufactured by these companies that were utilized by others in the production of plumbing systems for residential property were defective for this use and/or contributed to the failure of such plumbing. Based on, among other things, the findings of outside experts and the successful use of the Company's acetal copolymer in similar applications, CNA Holdings does not believe the Company's acetal copolymer was defective for this use or contributed to the failure of the plumbing. In addition, in many cases CNA Holdings' potential future exposure may be limited by, among other things, statutes of limitations and repose.
In November 1995, CNA Holdings, DuPont and Shell entered into national class action settlements in the Cox, et al. v. Hoechst Celanese Corporation, et al., No. 94-0047 (Chancery Ct., Obion County, Tennessee) matter. The time to file claims against the class has expired and the entity established by the court to administer the claims was dissolved in September 2010. In addition between 1995 and 2001, CNA Holdings was named as a defendant in various putative class actions. The majority of these actions have now been dismissed. As a result the Company recorded $59 million in reserve reductions and recoveries from associated insurance indemnifications during 2010. The reserve was further reduced by $4 million during the year ended December 31, 2011 following the dismissal of the remaining US case (St. Croix, Ltd., et al. v. Shell Oil Company d/b/a Shell Chemical Company, Case No. XC-97-CR-467, Virgin Islands Superior Court) which was appealed in 2011. Oral argument for the appeal took place on December 13, 2012 and a decision on the appeal is expected in 2013.
As of December 31, 2012, the class actions in Canada are subject to a pending class settlement that would result in a dismissal of those cases. The Company does not believe the Possible Loss associated with the remaining matters is material. Accordingly, the Company has determined to reduce the reserves based on the expiration of the time to file and the resolution of certain claims under the Canada class and no significant active claims outside of Canada. The Company recorded recoveries and reductions in legal reserves related to plumbing actions to Other (charges) gains, net (Note 17) as follows:

	Year Ended December 31,
	2012	2011	2010
	(In $ millions)
Recoveries	1	2	14
Legal reserve reductions	4	4	45
Total	5	6	59

Polyester Staple Antitrust Litigation
CNA Holdings, the successor in interest to Hoechst Celanese Corporation ("HCC"), Celanese Americas Corporation and Celanese GmbH (collectively, the "Celanese Entities") and Hoechst, the former parent of HCC, were named as defendants in two actions (involving multiple individual participants) filed in September 2006 by US purchasers of polyester staple fibers manufactured and sold by HCC. The actions alleged that the defendants participated in a conspiracy to fix prices, rig bids and allocate customers of polyester staple sold in the US. These actions were consolidated in a proceeding by a Multi-District Litigation Panel in the US District Court for the Western District of North Carolina styled In re Polyester Staple Antitrust Litigation, MDL 1516. On June 12, 2008 the court dismissed these actions with prejudice against all Celanese Entities in consideration of a payment by the Company. This proceeding related to sales by the polyester staple fibers business which Hoechst sold to KoSa B.V., f/k/a Arteva B.V., a subsidiary of Koch Industries, Inc. ("KoSa") in 1998. In November 2003, KoSa sought recovery from the Company (Koch Industries, Inc. et al. v. Hoechst Aktiengesellschaft et al., No. 03-cv-8679 Southern District NY) alleging a variety of claims, including indemnification and breach of representations, arising out of the 1998 sale. During the fourth quarter of 2010, the parties settled the case pursuant to a confidential agreement and the case was dismissed with prejudice.
Prior to December 31, 2008, the Company had entered into tolling arrangements with four other alleged US purchasers of polyester staple fibers manufactured and sold by the Celanese Entities. These purchasers were not included in the settlement and one such company filed suit against the Company in December 2008 (Milliken & Company v. CNA Holdings, Inc., Celanese Americas Corporation and Hoechst AG (No. 8-SV-00578 W.D.N.C.)). On September 15, 2011, the case was dismissed with prejudice based on a stipulation and proposed order of voluntary dismissal.
Commercial Actions
In April 2007, Southern Chemical Corporation ("Southern") filed a petition in the 190th Judicial District Court of Harris County, Texas styled Southern Chemical Corporation v. Celanese Ltd. (Cause No. 2007-25490), seeking declaratory judgment relating to the terms of a multi-year methanol supply contract. The trial court granted the Company's motion for summary judgment in March 2008 dismissing Southern's claims. In September 2009, the intermediate Texas appellate court reversed the trial court decision and remanded the case to the trial court. The Texas Supreme Court subsequently declined both parties' requests that it hear the case. On August 15, 2010, Southern filed a second amended petition adding a claim for breach of contract and seeking equitable damages in an unspecified amount from the Company. Southern amended its complaint adding new claims for fraud and tortious interference with a third-party contract. More specifically, Southern claimed the Company "materially misrepresented its intended use of the methanol to be supplied by Southern" and "violated the material terms of the contract and failed to correct these breaches after Southern provided notice." These alleged breaches include "selling, transferring, swapping or tolling methanol to or with entities other than the Company and to entities or operations outside the U.S. or Mexico." In the May 2012 complaint, Southern sought compensatory damages of $1.3 billion, as well as pre- and post-judgment interest, attorneys' fees and punitive damages equaling two times its actual damages. Southern also sought rescission or termination of the contract. Trial commenced on July 16, 2012, and on August 10, 2012, the jury returned a verdict of no liability and no damages with respect to all of Southern's claims against the Company. The trial court adopted the jury's verdict and entered final judgment on October 10, 2012. In November 2012, Southern filed a motion for new trial which the trial court denied.
In June 2012, Linde Gas Singapore Pte Ltd ("Linde Gas"), a raw materials supplier based in Singapore, initiated arbitration proceedings in New York against the Company's subsidiary, Celanese Singapore Pte. Ltd. ("Singapore Ltd."), alleging that Singapore Ltd. had breached a certain requirements contract for carbon monoxide by temporarily idling Singapore Ltd.'s acetic acid facility in Jurong Island, Singapore. The Company filed its answer on August 8, 2012. The Company believes that Linde Gas' claims lack merit and that the Company has complied with the contract terms and plans to vigorously defend the matter. Based on the Company's evaluation of currently available information, the Company cannot estimate the Possible Loss, if any, for this matter as discovery is ongoing and Linde Gas' arbitration demand to date does not specify the categories of damages it is seeking for the period that the plant was idled in 2012 and contends that it will incur additional damages if the plant is idled again in the future. The arbitral panel agreed to bifurcate the case into a liability and damages phase and set hearing dates for all liability issues in June 2013 and for all damages issues (if necessary) in December 2013.
Award Proceedings in relation to Domination Agreement and Squeeze-Out
The Company's subsidiary, BCP Holdings GmbH ("BCP Holdings"), a German limited liability company, is a defendant in two special award proceedings initiated by minority stockholders of Celanese GmbH seeking the court's review of the amounts (i) of the fair cash compensation and of the guaranteed dividend offered in the purchaser offer under the 2004 Domination Agreement (the "Domination Agreement") and (ii) the fair cash compensation paid for the 2006 squeeze-out ("Squeeze-Out") of all remaining stockholders of Celanese GmbH.
Pursuant to a settlement agreement between BCP Holdings and certain former Celanese GmbH stockholders, if the court sets a higher value for the fair cash compensation or the guaranteed payment under the Domination Agreement or the Squeeze-Out compensation, former Celanese GmbH stockholders who ceased to be stockholders of Celanese GmbH due to the Squeeze-Out will be entitled to claim for their shares the higher of the compensation amounts determined by the court in these different proceedings related to the Domination Agreement and the Squeeze-Out. If the fair cash compensation determined by the court is higher than the Squeeze-Out compensation of €66.99, then 1,069,465 shares will be entitled to an adjustment. If the court determines the value of the fair cash compensation under the Domination Agreement to be lower than the original Squeeze-Out compensation, but determines a higher value for the Squeeze-Out compensation, 924,078 shares would be entitled to an adjustment. Payments already received by these stockholders as compensation for their shares will be offset so that persons who ceased to be stockholders of Celanese GmbH due to the Squeeze-Out are not entitled to more than the higher of the amount set in the two court proceedings.
In September 2011, an expert appointed by the court hearing the Domination Agreement stockholders' claims to assist it in determining the value of Celanese GmbH rendered an opinion. The expert opined that the fair cash compensation for these stockholders (145,387 shares) should be increased from €41.92 to €51.86. This non-binding opinion recommends a total increase in share value to €2 million for those claims under the Domination Agreement. The opinion has no effect on the Squeeze-Out proceeding because the share price recommended is lower than the price those stockholders already received in the Squeeze-Out. However, the opinion also advocates that the guaranteed dividend should be increased from €2.89 to €3.79, aggregating an increase in total guaranteed dividends of €1 million to the Squeeze-Out claimants. The Company evaluated the non-binding opinion of the expert and submitted a written response during the three months ended December 31, 2011. No hearing date has been set. No expert has yet been appointed in the Squeeze-Out proceedings.
For those claims brought under the Domination Agreement, based on the Company's evaluation of currently available information, including the non-binding expert opinion, the fact that the Court has asked the expert to update his opinion, and the fact that the court may adopt this new opinion or apply its own (there are legal questions about the applicable valuation method), which could increase or decrease the Company's potential exposure, the Company does not believe that the Possible Loss is material.
For those remaining claims brought by the Squeeze-Out claimants, based on the Company's evaluation of currently available information, including that damages sought are unspecified, unsupported or uncertain, the matter presents meaningful legal uncertainties (including novel issues of law and the applicable valuation method), there are significant facts in dispute and the court has not yet appointed an expert, the Company cannot estimate the Possible Loss, if any, at this time.
Guarantees
The Company has agreed to guarantee or indemnify third parties for environmental and other liabilities pursuant to a variety of agreements, including asset and business divestiture agreements, leases, settlement agreements and various agreements with affiliated companies. Although many of these obligations contain monetary and/or time limitations, others do not provide such limitations.
As indemnification obligations often depend on the occurrence of unpredictable future events, the future costs associated with them cannot be determined at this time.
The Company has accrued for all probable and reasonably estimable losses associated with all known matters or claims that have been brought to its attention. These known obligations include the following:

•	Demerger Obligations
In connection with the Hoechst demerger, the Company agreed to indemnify Hoechst, and its legal successors, for various liabilities under the demerger agreement, including for environmental liabilities associated with contamination arising either from environmental damage in general ("Category A") or under 19 divestiture agreements entered into by Hoechst prior to the demerger ("Category B") (Note 15).
The Company's obligation to indemnify Hoechst, and its legal successors, is capped under Category B at €250 million. If and to the extent the environmental damage should exceed €750 million in aggregate, the Company's obligation to indemnify Hoechst and its legal successors applies, but is then limited to 33.33% of the remediation cost without further limitations. Cumulative payments under the divestiture agreements as of December 31, 2012 are $61 million. Most of the divestiture agreements have become time barred and/or any notified environmental damage claims have been partially settled.
The Company has also undertaken in the demerger agreement to indemnify Hoechst and its legal successors for (i) 33.33% of any and all Category A liabilities that result from Hoechst being held as the responsible party pursuant to public law or current or future environmental law or by third parties pursuant to private or public law related to contamination and (ii) liabilities that Hoechst is required to discharge, including tax liabilities, which are associated with businesses that were included in the demerger but were not demerged due to legal restrictions on the transfers of such items. These indemnities do not provide for any monetary or time limitations. The Company has not been requested by Hoechst to make any payments in connection with this indemnification. Accordingly, the Company has not made any payments to Hoechst and its legal successors.
Based on the Company's evaluation of currently available information, including the lack of requests for indemnification, the Company cannot estimate the Possible Loss for the remaining demerger obligations, if any, in excess of amounts accrued.

•	Divestiture Obligations
The Company and its predecessor companies agreed to indemnify third-party purchasers of former businesses and assets for various pre-closing conditions, as well as for breaches of representations, warranties and covenants. Such liabilities also include environmental liability, product liability, antitrust and other liabilities. These indemnifications and guarantees represent standard contractual terms associated with typical divestiture agreements and, other than environmental liabilities, the Company does not believe that they expose the Company to any significant risk (Note 15).
The Company has divested numerous businesses, investments and facilities through agreements containing indemnifications or guarantees to the purchasers. Many of the obligations contain monetary and/or time limitations, ranging from one year to thirty years. The aggregate amount of indemnifications and guarantees provided for under these agreements is $195 million as of December 31, 2012. Other agreements do not provide for any monetary or time limitations.
Based on the Company's evaluation of currently available information, including the number of requests for indemnification or other payment received by the Company, the Company cannot estimate the Possible Loss for the remaining divestiture obligations, if any, in excess of amounts accrued.
Purchase Obligations
In the normal course of business, the Company enters into various purchase commitments for goods and services. The Company maintains a number of "take-or-pay" contracts for purchases of raw materials, utilities and other services. Certain of the contracts contain a contract termination buy-out provision that allows for the Company to exit the contracts for amounts less than the remaining take-or-pay obligations. The Company does not expect to incur any material losses under take-or-pay contractual arrangements. Additionally, the Company has other outstanding commitments representing maintenance and service agreements, energy and utility agreements, consulting contracts and software agreements. As of December 31, 2012, the Company had unconditional purchase obligations of $3.3 billion which extend through 2034.
The Company holds variable interests in entities that supply certain raw materials and services to the Company. The variable interests primarily relate to cost-plus contractual arrangements with the suppliers and recovery of capital expenditures for certain plant assets plus a rate of return on such assets. Liabilities for such supplier recoveries of capital expenditures have been recorded as capital lease obligations. The entities are not consolidated because the Company is not the primary beneficiary of the entities as it does not have the power to direct the activities of the entities that most significantly impact the entities' economic performance. The Company's maximum exposure to loss as a result of its involvement with these variable interest entities ("VIEs") as of December 31, 2012 relates primarily to early contract termination fees.
The Company's carrying value of assets and liabilities associated with its obligations to VIEs, as well as the maximum exposure to loss relating to these VIEs are as follows:

	As of	As of
	December 31, 2012	December 31, 2011
	(In $ millions)
Property, plant and equipment, net	118	119

Trade payables	41	40
Current installments of long-term debt	7	6
Long-term debt	140	137
Total	188	183

Maximum exposure to loss	273	228

The difference between the total obligations to VIEs and the maximum exposure to loss, primarily represents take-or-pay obligations for services included within the unconditional obligations discussed above.
During March 2010, the Company successfully completed an amended raw material purchase agreement with a supplier who had filed for bankruptcy. Under the original contract, the Company made advance payments in exchange for preferential pricing on certain volumes of material purchases over the life of the contract. The cancellation of the original contract and the terms of the subsequent amendment resulted in the Company accelerating amortization on the unamortized prepayment balance of $22 million during the three months ended March 31, 2010. The accelerated amortization was recorded to Cost of sales in the consolidated statements of operations as follows: $20 million was recorded in the Acetyl Intermediates segment and $2 million was recorded in the Advanced Engineered Materials segment. During the year ended December 31, 2011, the Company received consideration of $17 million in connection with the settlement of a claim against this bankrupt supplier. The consideration was recorded to Other charges (gains), net (Note 17), net in the consolidated statements of operations in the Acetyl Intermediates segment.

Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2012
Supplemental Cash Flow Information [Abstract]
Supplemental Cash Flow Information
Supplemental Cash Flow Information
Supplemental cash flow information for cash and non-cash activities is as follows:

	Year Ended December 31,
	2012	2011	2010
	(In $ millions)
Taxes paid, net of refunds	64	94	135
Interest paid, net of amounts capitalized	196	230	186
Noncash Investing and Financing Activities
Fair value adjustment to securities available for sale, net of tax	—	—	(2)
Capital lease obligations	7	38	33
Accrued capital expenditures	(22)	15	21
Asset retirement obligations	8	(2)	25
Accrued Kelsterbach capital expenditures	(14)	(33)	(7)
Accrued acquisition of intangibles	(2)	—	—
Lease incentives	6	3	—

Segment Information	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Segment Information
Segment Information
Business Segments
The Company operates through the following business segments according to the nature and economic characteristics of our products as well as the manner in which the information is used internally by the Company's key decision maker, who is the Company's Chief Executive Officer.

•	Advanced Engineered Materials
The Company’s Advanced Engineered Materials segment develops, produces and supplies a broad portfolio of high performance specialty polymers for application in automotive, medical and electronics products, as well as other consumer and industrial applications. The Company and its strategic affiliates are a leading participant in the global specialty polymers industry. The primary products of Advanced Engineered Materials are used in a broad range of end-use products including automotive components, medical devices, electronics, appliances, industrial applications, battery separators, conveyor belts, filtration equipment, coatings, electrical applications and products.

•	Consumer Specialties
The Company’s Consumer Specialties segment includes the Acetate Products and Nutrinova businesses, which serve consumer-driven applications. The Acetate Products business and the Nutrinova business are aggregated by the Company into one reportable segment based on similar economic characteristics and similar production processes, classes of customers and selling and distribution practices. The Acetate Products business is a leading producer and supplier of acetate flake, acetate film and acetate tow, primarily used in filter products applications. The Company’s Nutrinova business is a leading international supplier of premium quality ingredients for the food, beverage and pharmaceuticals industries. The Nutrinova business produces and sells Sunett®, high intensity sweeteners, and is one of world's largest producers of food protection ingredients, such as potassium sorbates and sorbic acid.

•	Industrial Specialties
The Company’s Industrial Specialties segment includes the Emulsions and EVA Performance Polymers businesses which are operating segments aggregated by the Company into one reportable segment based on similar products, production processes, classes of customers and selling and distribution practices as well as economic similarities over a normal business cycle. The Company’s Emulsions business is a leading global producer of vinyl acetate-based emulsions and develops products and application technologies to improve performance, create value and drive innovation in applications such as paints and coatings, adhesives, construction, glass fiber, textiles and paper. The EVA Performance Polymers business is a leading North American manufacturer of a full range of low-density polyethylene and specialty ethylene vinyl acetate resins and compounds. EVA Performance Polymers’ products are used in many applications including flexible packaging films, lamination film products, hot melt adhesives, medical products, automotive, carpeting and photovoltaic cells.

•	Acetyl Intermediates
The Company’s Acetyl Intermediates segment produces and supplies acetyl products, including acetic acid, vinyl acetate monomer, acetic anhydride and acetate esters. These products are generally used as starting materials for colorants, paints, adhesives, coatings and medicines. The Acetyl Intermediates segment also produces organic solvents and intermediates for pharmaceutical, agricultural and chemical products.
In November 2010, the Company announced its newly developed advanced technology to produce ethanol. This innovative, new process combines our proprietary and leading acetyl platform with highly advanced manufacturing technology to produce ethanol from hydrocarbon-sourced feedstocks.

•	Other Activities
Other Activities primarily consists of corporate center costs, including financing and administrative activities such as legal, accounting and treasury functions, interest income and expense associated with financing activities of the Company, and the captive insurance companies.
The business segment management reporting and controlling systems are based on the same accounting policies as those described in the summary of significant accounting policies in Note 2.
Sales and revenues related to transactions between business segments are generally recorded at values that approximate third-party selling prices.

	Advanced Engineered Materials	Consumer Specialties		Industrial Specialties	Acetyl Intermediates		Other Activities		Eliminations	Consolidated
	(In $ millions)
	Year Ended December 31, 2012 - As Adjusted (Note 2)
Net sales	1,261	1,186	(1)	1,184	3,231	(1)	—		(444)	6,418
Other (charges) gains, net	(2)	(4)	(2)	—	—		(8)	(2)	—	(14)
Operating profit (loss)	95	251		86	269		(526)		—	175
Equity in net earnings (loss) of affiliates	190	6		—	11		35		—	242
Depreciation and amortization	113	45		55	80		15		—	308
Capital expenditures	51	65		38	169		16		—	339	(3)
	As of December 31, 2012
Goodwill and intangibles, net	372	276		65	229		—		—	942
Total assets	2,703	1,296		963	2,238		1,800		—	9,000
	Year Ended December 31, 2011 - As Adjusted (Note 2)
Net sales	1,298	1,161	(1)	1,223	3,551	(1)	1		(471)	6,763
Other (charges) gains, net	(49)	(3)		—	14		(10)		—	(48)
Operating profit (loss)	79	229		102	458		(466)		—	402
Equity in net earnings (loss) of affiliates	161	2		—	5		24		—	192
Depreciation and amortization	100	44		45	96		13		—	298
Capital expenditures	64	92		71	122		15		—	364	(3)
	As of December 31, 2011
Goodwill and intangibles, net	391	277		54	235		—		—	957
Total assets	2,787	1,154		901	2,035		1,641		—	8,518

	Advanced Engineered Materials		Consumer Specialties		Industrial Specialties		Acetyl Intermediates		Other Activities		Eliminations	Consolidated
	(In $ millions)
	Year Ended December 31, 2010 - As Adjusted (Note 2)
Net sales	1,109		1,098	(1)	1,036		3,082	(1)	2		(409)	5,918
Other (charges) gains, net	31		(76)		25	(4)	(12)		(14)	(4)	—	(46)
Operating profit (loss)	182		163		89		237		(273)		—	398
Equity in net earnings (loss) of affiliates	144		2		—		5		17		—	168
Depreciation and amortization	76	(5)	42		41		117	(5)	11		—	287
Capital expenditures	52		50		55		49		16		—	222	(3)
______________________________

(1)
Net sales for Acetyl Intermediates and Consumer Specialties include inter-segment sales of $440 million and $4 million, respectively, for the year ended December 31, 2012 and $468 million and $3 million, respectively, for the year ended December 31, 2011; and $400 million and $9 million, respectively, for the year ended December 31, 2010.

(2)	Includes $9 million of insurance recoveries received from the Company's captive insurance companies related to the Narrows, Virginia facility that eliminates in consolidation.

(3)
Excludes expenditures related to the relocation of the Company’s POM operations in Germany (Note 27) and includes a decrease in accrued capital expenditures of $22 million for the year ended December 31, 2012 and an increase of $15 million and $21 million for the years ended December 31, 2011 and 2010, respectively.

(4)	Includes $7 million of insurance recoveries received from the Company’s captive insurance companies related to the Edmonton, Alberta, Canada facility that eliminates in consolidation.

(5)
Includes $2 million for Advanced Engineered Materials and $20 million for Acetyl Intermediates for the accelerated amortization of the unamortized prepayment related to a raw material purchase agreement (Note 23).

Geographical Segments
Revenues and noncurrent assets are presented based on the location of the business. The net sales based on the geographic location of the Company’s facilities are as follows:

	Year Ended December 31,
	2012	2011	2010
	(In $ millions)
Net Sales
US	1,811	1,772	1,555
International	4,607	4,991	4,363
Total	6,418	6,763	5,918
International Countries with Significant Net Sales
Germany	2,082	2,328	1,950
China	733	667	596
Singapore	561	722	612
Belgium	504	461	451
Canada	284	323	277
Mexico	257	241	267
Property, plant and equipment, net based on the geographic location of the Company’s facilities is as follows:

	As of December 31,
	2012	2011
	(In $ millions)
Property, Plant and Equipment, Net
US	813	735
International	2,537	2,534
Total	3,350	3,269
International Countries with Significant Property, Plant and Equipment, Net
Germany	1,328	1,394
China	642	573
Singapore	109	112
Belgium	60	53
Canada	148	154
Mexico	128	117

Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Earnings (Loss) Per Share
Earnings (Loss) Per Share

	Year Ended December 31,
	2012	2011	2010
	As Adjusted (Note 2)
	(In $ millions, except share data)
Amounts attributable to Celanese Corporation
Earnings (loss) from continuing operations	376	426	361
Earnings (loss) from discontinued operations	(4)	1	(49)
Net earnings (loss)	372	427	312
Cumulative preferred stock dividends	—	—	(3)
Net earnings (loss) available to common stockholders	372	427	309

Weighted average shares - basic	158,359,914	156,226,526	154,577,441
Dilutive stock options	848,439	1,930,072	1,828,746
Dilutive restricted stock units	622,433	813,685	425,385
Assumed conversion of preferred stock	—	—	1,553,925
Weighted average shares - diluted	159,830,786	158,970,283	158,385,497
Securities not included in the computation of diluted net earnings per share as their effect would have been antidilutive are as follows:

	Year Ended December 31,
	2012	2011	2010
Stock options	25,906	69,395	575,266
Restricted stock units	3,996	735	74,166
Convertible preferred stock	—	—	—
Total	29,902	70,130	649,432

Plant Relocation	12 Months Ended
Dec. 31, 2012
Plant Relocation [Abstract]
Plant Relocation
Plant Relocation
In November 2006, the Company finalized a settlement agreement with the Frankfurt, Germany Airport ("Fraport") that required the Company to cease operations at its Kelsterbach, Germany POM site and sell the site, including land and buildings, to Fraport, resolving several years of legal disputes related to the planned Fraport expansion. Under the original agreement, Fraport agreed to pay the Company a total of €670 million. The agreement requires the Company to complete certain activities no later than December 31, 2013 at which time title to the land and buildings will transfer to Fraport. The agreement did not require the proceeds from the settlement be used to build or relocate the existing POM operations; however, based on a number of factors, the Company built a new expanded production facility in the Frankfurt Hoechst Industrial Park in the Rhine Main area in Germany.
The Company received its final payment from Fraport of €110 million during the three months ended June 30, 2011 and ceased POM operations at the Kelsterbach, Germany facility prior to July 31, 2011. In September 2011, the Company announced the opening of its new POM production facility in Frankfurt Hoechst Industrial Park, Germany.
A summary of the financial statement impact associated with the Kelsterbach plant relocation is as follows:

	Year Ended December 31,			Total From Inception Through
	2012	2011	2010	December 31, 2012
	(In $ millions)
Deferred proceeds (1)	—	158	—	907
Costs expensed	7	47	26	113
Costs capitalized (2)	35	171	305	1,127
Lease buyout	—	—	22	22
Employee termination benefits	—	8	—	8
______________________________

(1)
Included in noncurrent Other liabilities in the consolidated balance sheets. Amounts reflect the US dollar equivalent at the time of receipt. Upon transfer of title to Fraport, the deferred proceeds will be recognized in the consolidated statements of operations. Such proceeds will be reduced by assets of €22 million included in Property, plant and equipment, net and €87 million included in noncurrent Other assets in the consolidated balance sheets, to be transferred to Fraport or otherwise disposed.

(2)	Includes a decrease in accrued capital expenditures of $14 million, $33 million and $7 million for the years ended December 31, 2012, 2011 and 2010, respectively.

Insurance Recoveries	12 Months Ended
Dec. 31, 2012
Insurance Recoveries [Abstract]
Insurance Recoveries
Insurance Recoveries
Due to periodic cessations of production caused by an electrical disruption in January 2010 at the Company's Acetate Products manufacturing facility in Narrows, Virginia, the Company filed certain insurance claims resulting in business interruption and property damage insurance recoveries.
Due to certain events in October 2008 and subsequent periodic cessations of production at the Company's EVA Performance Polymers manufacturing facility in Edmonton, Alberta, Canada, the Company declared two events of force majeure. During 2009, the Company replaced long-lived assets damaged in October 2008.
Insurance recoveries included in Other (charges) gains, net (Note 17) are as follows:

	Year Ended December 31,
	2012	2011	2010
	(In $ millions)
Narrows, Virginia
Consumer Specialties	9	—	—
Other Activities	(9)	—	—
Edmonton, Alberta, Canada
Industrial Specialties	—	—	25
Other Activities	—	—	(7)
Total net recoveries	—	—	18	(1)
______________________________

(1)	Total net recoveries for the year ended December 31, 2010 consists of $8 million related to property damage and $10 million related to business interruption.

Consolidating Guarantor Financial Information	12 Months Ended
Dec. 31, 2012
Consolidating Guarantor Financial Information [Abstract]
Consolidating Guarantor Financial Information
Consolidating Guarantor Financial Information
The 4.625% Notes, the 5.875% Notes and the 6.625% Notes (collectively, the "Notes") were issued by Celanese US (the "Issuer") and are guaranteed by Celanese Corporation (the "Parent Guarantor") and the Subsidiary Guarantors (Note 13). The Issuer and Subsidiary Guarantors are 100% owned subsidiaries of the Parent Guarantor. The Parent Guarantor and Subsidiary Guarantors have guaranteed the Notes fully and unconditionally and jointly and severally.
For cash management purposes, the Company transfers cash between Parent Guarantor, Issuer, Subsidiary Guarantors and non-guarantors through intercompany financing arrangements, contributions or declaration of dividends between the respective parent and its subsidiaries. The transfer of cash under these activities facilitates the ability of the recipient to make specified third-party payments for principal and interest on the Company's outstanding debt, Common Stock dividends and Common Stock repurchases. The consolidating statements of cash flow for the years ended December 31, 2012, 2011 and 2010 present such intercompany financing activities, contributions and dividends consistent with how such activity would be presented in a stand-alone statement of cash flows. Previously, the Company presented such activity within the category where the ultimate use of cash to third parties was presented in the consolidated statements of cash flow. Prior amounts have been revised to conform to the current presentation.
The Company has not presented separate financial information and other disclosures for each of its Subsidiary Guarantors because it believes such financial information and other disclosures would not provide investors with any additional information that would be material in evaluating the sufficiency of the guarantees.
The consolidating financial information for the Parent Guarantor, the Issuer, the Subsidiary Guarantors and the non-guarantors are as follows:
CELANESE CORPORATION AND SUBSIDIARIES
CONSOLIDATING STATEMENT OF OPERATIONS

	Year Ended December 31, 2012
	Parent Guarantor	Issuer	Subsidiary Guarantors	Non- Guarantors	Eliminations	Consolidated
	As Adjusted (Note 2)
	(In $ millions)
Net sales	—	—	2,692	4,829	(1,103)	6,418
Cost of sales	—	—	(1,906)	(4,423)	1,092	(5,237)
Gross profit	—	—	786	406	(11)	1,181
Selling, general and administrative expenses	—	—	(440)	(390)	—	(830)
Amortization of intangible assets	—	—	(18)	(33)	—	(51)
Research and development expenses	—	—	(74)	(30)	—	(104)
Other (charges) gains, net	—	—	17	(22)	(9)	(14)
Foreign exchange gain (loss), net	—	—	—	(4)	—	(4)
Gain (loss) on disposition of businesses and assets, net	—	—	(1)	(2)	—	(3)
Operating profit (loss)	—	—	270	(75)	(20)	175
Equity in net earnings (loss) of affiliates	369	473	199	201	(1,000)	242
Interest expense	—	(198)	(42)	(73)	128	(185)
Refinancing expense	—	(3)	—	—	—	(3)
Interest income	—	59	65	6	(128)	2
Dividend income - cost investments	—	—	—	85	—	85
Other income (expense), net	—	—	(10)	15	—	5
Earnings (loss) from continuing operations before tax	369	331	482	159	(1,020)	321
Income tax (provision) benefit	3	38	(16)	15	15	55
Earnings (loss) from continuing operations	372	369	466	174	(1,005)	376
Earnings (loss) from operation of discontinued operations	—	—	(5)	(1)	—	(6)
Gain (loss) on disposition of discontinued operations	—	—	—	—	—	—
Income tax (provision) benefit from discontinued operations	—	—	2	—	—	2
Earnings (loss) from discontinued operations	—	—	(3)	(1)	—	(4)
Net earnings (loss)	372	369	463	173	(1,005)	372
Net (earnings) loss attributable to noncontrolling interests	—	—	—	—	—	—
Net earnings (loss) attributable to Celanese Corporation	372	369	463	173	(1,005)	372
CELANESE CORPORATION AND SUBSIDIARIES
CONSOLIDATING STATEMENT OF OPERATIONS

	Year Ended December 31, 2011
	Parent Guarantor	Issuer	Subsidiary Guarantors	Non- Guarantors	Eliminations	Consolidated
	As Adjusted (Note 2)
	(In $ millions)
Net sales	—	—	2,572	5,240	(1,049)	6,763
Cost of sales	—	—	(1,861)	(4,510)	1,025	(5,346)
Gross profit	—	—	711	730	(24)	1,417
Selling, general and administrative expenses	—	—	(402)	(403)	—	(805)
Amortization of intangible assets	—	—	(17)	(45)	—	(62)
Research and development expenses	—	—	(67)	(31)	—	(98)
Other (charges) gains, net	—	—	23	(71)	—	(48)
Foreign exchange gain (loss), net	—	—	—	—	—	—
Gain (loss) on disposition of businesses and assets, net	—	—	(1)	—	(1)	(2)
Operating profit (loss)	—	—	247	180	(25)	402
Equity in net earnings (loss) of affiliates	425	590	165	166	(1,154)	192
Interest expense	—	(217)	(41)	(41)	78	(221)
Refinancing expense	—	(3)	—	—	—	(3)
Interest income	—	23	48	10	(78)	3
Dividend income - cost investments	—	—	—	80	—	80
Other income (expense), net	—	—	(39)	53	—	14
Earnings (loss) from continuing operations before tax	425	393	380	448	(1,179)	467
Income tax (provision) benefit	2	32	(49)	(35)	9	(41)
Earnings (loss) from continuing operations	427	425	331	413	(1,170)	426
Earnings (loss) from operation of discontinued operations	—	—	3	(1)	—	2
Gain (loss) on disposition of discontinued operations	—	—	—	—	—	—
Income tax (provision) benefit from discontinued operations	—	—	(1)	—	—	(1)
Earnings (loss) from discontinued operations	—	—	2	(1)	—	1
Net earnings (loss)	427	425	333	412	(1,170)	427
Net (earnings) loss attributable to noncontrolling interests	—	—	—	—	—	—
Net earnings (loss) attributable to Celanese Corporation	427	425	333	412	(1,170)	427
CELANESE CORPORATION AND SUBSIDIARIES
CONSOLIDATING STATEMENT OF OPERATIONS

	Year Ended December 31, 2010
	Parent Guarantor	Issuer	Subsidiary Guarantors	Non- Guarantors	Eliminations	Consolidated
	As Adjusted (Note 2)
	(In $ millions)
Net sales	—	—	2,277	4,570	(929)	5,918
Cost of sales	—	—	(1,712)	(3,980)	942	(4,750)
Gross profit	—	—	565	590	13	1,168
Selling, general and administrative expenses	—	—	(258)	(340)	—	(598)
Amortization of intangible assets	—	—	(14)	(47)	—	(61)
Research and development expenses	—	—	(43)	(27)	—	(70)
Other (charges) gains, net	—	—	68	(114)	—	(46)
Foreign exchange gain (loss), net	—	—	—	(3)	—	(3)
Gain (loss) on disposition of businesses and assets, net	—	—	3	5	—	8
Operating profit (loss)	—	—	321	64	13	398
Equity in net earnings (loss) of affiliates	342	486	153	126	(939)	168
Interest expense	—	(173)	(38)	(46)	53	(204)
Refinancing expense	—	(16)	—	—	—	(16)
Interest income	—	21	30	9	(53)	7
Dividend income - cost investments	—	—	—	73	—	73
Other income (expense), net	(27)	2	(52)	84	—	7
Earnings (loss) from continuing operations before tax	315	320	414	310	(926)	433
Income tax (provision) benefit	(3)	22	(59)	(30)	(2)	(72)
Earnings (loss) from continuing operations	312	342	355	280	(928)	361
Earnings (loss) from operation of discontinued operations	—	—	(78)	(2)	—	(80)
Gain (loss) on disposition of discontinued operations	—	—	2	—	—	2
Income tax (provision) benefit from discontinued operations	—	—	28	1	—	29
Earnings (loss) from discontinued operations	—	—	(48)	(1)	—	(49)
Net earnings (loss)	312	342	307	279	(928)	312
Net (earnings) loss attributable to noncontrolling interests	—	—	—	—	—	—
Net earnings (loss) attributable to Celanese Corporation	312	342	307	279	(928)	312

CELANESE CORPORATION AND SUBSIDIARIES
CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME (LOSS)

	Year Ended December 31, 2012
	Parent Guarantor	Issuer	Subsidiary Guarantors	Non- Guarantors	Eliminations	Consolidated
	As Adjusted (Note 2)
	(In $ millions)
Net earnings (loss)	372	369	463	173	(1,005)	372
Other comprehensive income (loss), net of tax
Unrealized gain (loss) on marketable securities	—	—	—	—	—	—
Foreign currency translation	5	5	(12)	1	6	5
Unrealized gain (loss) on interest rate swaps	7	7	(1)	3	(9)	7
Pension and postretirement benefits	(11)	(11)	(2)	(11)	24	(11)
Total other comprehensive income (loss), net of tax	1	1	(15)	(7)	21	1
Total comprehensive income (loss), net of tax	373	370	448	166	(984)	373
Comprehensive (income) loss attributable to noncontrolling interests	—	—	—	—	—	—
Comprehensive income (loss) attributable to Celanese Corporation	373	370	448	166	(984)	373
CELANESE CORPORATION AND SUBSIDIARIES
CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME (LOSS)

	Year Ended December 31, 2011
	Parent Guarantor	Issuer	Subsidiary Guarantors	Non- Guarantors	Eliminations	Consolidated
	As Adjusted (Note 2)
	(In $ millions)
Net earnings (loss)	427	425	333	412	(1,170)	427
Other comprehensive income (loss), net of tax
Unrealized gain (loss) on marketable securities	—	—	—	—	—	—
Foreign currency translation	(27)	(27)	(6)	6	27	(27)
Unrealized gain (loss) on interest rate swaps	27	27	1	1	(29)	27
Pension and postretirement benefits	—	—	(2)	2	—	—
Total other comprehensive income (loss), net of tax	—	—	(7)	9	(2)	—
Total comprehensive income (loss), net of tax	427	425	326	421	(1,172)	427
Comprehensive (income) loss attributable to noncontrolling interests	—	—	—	—	—	—
Comprehensive income (loss) attributable to Celanese Corporation	427	425	326	421	(1,172)	427
CELANESE CORPORATION AND SUBSIDIARIES
CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME (LOSS)

	Year Ended December 31, 2010
	Parent Guarantor	Issuer	Subsidiary Guarantors	Non- Guarantors	Eliminations	Consolidated
	As Adjusted (Note 2)
	(In $ millions)
Net earnings (loss)	312	342	307	279	(928)	312
Other comprehensive income (loss), net of tax
Unrealized gain (loss) on marketable securities	(1)	(1)	(1)	—	2	(1)
Foreign currency translation	37	37	37	(10)	(64)	37
Unrealized gain (loss) on interest rate swaps	17	17	—	(4)	(13)	17
Pension and postretirement benefits	2	2	—	2	(4)	2
Total other comprehensive income (loss), net of tax	55	55	36	(12)	(79)	55
Total comprehensive income (loss), net of tax	367	397	343	267	(1,007)	367
Comprehensive (income) loss attributable to noncontrolling interests	—	—	—	—	—	—
Comprehensive income (loss) attributable to Celanese Corporation	367	397	343	267	(1,007)	367

CELANESE CORPORATION AND SUBSIDIARIES
CONSOLIDATING BALANCE SHEET

	As of December 31, 2012
	Parent Guarantor	Issuer	Subsidiary Guarantors	Non- Guarantors	Eliminations	Consolidated
	(In $ millions)
ASSETS
Current Assets
Cash and cash equivalents	10	—	275	674	—	959
Trade receivables - third party and affiliates	—	—	340	653	(166)	827
Non-trade receivables, net	31	444	1,754	484	(2,504)	209
Inventories, net	—	—	196	589	(74)	711
Deferred income taxes	—	—	62	8	(21)	49
Marketable securities, at fair value	—	—	52	1	—	53
Other assets	—	5	15	27	(16)	31
Total current assets	41	449	2,694	2,436	(2,781)	2,839
Investments in affiliates	1,692	3,437	1,579	570	(6,478)	800
Property, plant and equipment, net	—	—	813	2,537	—	3,350
Deferred income taxes	—	5	509	92	—	606
Other assets	—	1,927	132	414	(2,010)	463
Goodwill	—	—	305	472	—	777
Intangible assets, net	—	—	69	96	—	165
Total assets	1,733	5,818	6,101	6,617	(11,269)	9,000
LIABILITIES AND EQUITY
Current Liabilities
Short-term borrowings and current installments of long-term debt - third party and affiliates	—	1,584	208	159	(1,783)	168
Trade payables - third party and affiliates	—	—	269	546	(166)	649
Other liabilities	—	40	267	475	(307)	475
Deferred income taxes	—	21	—	25	(21)	25
Income taxes payable	—	—	419	73	(454)	38
Total current liabilities	—	1,645	1,163	1,278	(2,731)	1,355
Noncurrent Liabilities
Long-term debt	—	2,467	872	1,597	(2,006)	2,930
Deferred income taxes	—	—	—	50	—	50
Uncertain tax positions	3	6	23	149	—	181
Benefit obligations	—	—	1,362	240	—	1,602
Other liabilities	—	8	101	1,055	(12)	1,152
Total noncurrent liabilities	3	2,481	2,358	3,091	(2,018)	5,915
Total Celanese Corporation stockholders’ equity	1,730	1,692	2,580	2,248	(6,520)	1,730
Noncontrolling interests	—	—	—	—	—	—
Total equity	1,730	1,692	2,580	2,248	(6,520)	1,730
Total liabilities and equity	1,733	5,818	6,101	6,617	(11,269)	9,000
CELANESE CORPORATION AND SUBSIDIARIES
CONSOLIDATING BALANCE SHEET

	As of December 31, 2011
	Parent Guarantor	Issuer	Subsidiary Guarantors	Non- Guarantors	Eliminations	Consolidated
	(In $ millions)
ASSETS
Current Assets
Cash and cash equivalents	—	—	133	549	—	682
Trade receivables - third party and affiliates	—	—	297	694	(120)	871
Non-trade receivables, net	29	383	1,651	562	(2,390)	235
Inventories, net	—	—	187	590	(65)	712
Deferred income taxes	—	—	103	17	(16)	104
Marketable securities, at fair value	—	—	64	—	—	64
Other assets	—	6	18	45	(34)	35
Total current assets	29	389	2,453	2,457	(2,625)	2,703
Investments in affiliates	1,315	2,978	1,530	535	(5,534)	824
Property, plant and equipment, net	—	—	735	2,534	—	3,269
Deferred income taxes	—	17	382	22	—	421
Other assets	—	1,903	132	296	(1,987)	344
Goodwill	—	—	298	462	—	760
Intangible assets, net	—	—	69	128	—	197
Total assets	1,344	5,287	5,599	6,434	(10,146)	8,518
LIABILITIES AND EQUITY
Current Liabilities
Short-term borrowings and current installments of long-term debt - third party and affiliates	—	1,492	176	131	(1,655)	144
Trade payables - third party and affiliates	—	—	258	535	(120)	673
Other liabilities	—	63	353	506	(383)	539
Deferred income taxes	—	16	—	17	(16)	17
Income taxes payable	—	—	384	35	(407)	12
Total current liabilities	—	1,571	1,171	1,224	(2,581)	1,385
Noncurrent Liabilities
Long-term debt	—	2,372	834	1,650	(1,983)	2,873
Deferred income taxes	—	—	—	92	—	92
Uncertain tax positions	3	16	27	136	—	182
Benefit obligations	—	—	1,346	146	—	1,492
Other liabilities	—	13	99	1,055	(14)	1,153
Total noncurrent liabilities	3	2,401	2,306	3,079	(1,997)	5,792
Total Celanese Corporation stockholders’ equity	1,341	1,315	2,122	2,131	(5,568)	1,341
Noncontrolling interests	—	—	—	—	—	—
Total equity	1,341	1,315	2,122	2,131	(5,568)	1,341
Total liabilities and equity	1,344	5,287	5,599	6,434	(10,146)	8,518

CELANESE CORPORATION AND SUBSIDIARIES
CONSOLIDATING STATEMENT OF CASH FLOWS

	Year Ended December 31, 2012
	Parent Guarantor	Issuer	Subsidiary Guarantors	Non- Guarantors	Eliminations	Consolidated
	(In $ millions)
Net cash provided by (used in) operating activities	7	(100)	396	489	(70)	722
Investing Activities
Capital expenditures on property, plant and equipment	—	—	(170)	(191)	—	(361)
Acquisitions, net of cash acquired	—	—	(23)	—	—	(23)
Proceeds from sale of businesses and assets, net	—	—	1	—	—	1
Deferred proceeds from Kelsterbach plant relocation	—	—	—	—	—	—
Capital expenditures related to Kelsterbach plant relocation	—	—	—	(49)	—	(49)
Return of capital from subsidiary	—	—	—	—	—	—
Contributions to subsidiary	—	—	(3)	—	3	—
Intercompany loan receipts (disbursements)	—	5	(53)	—	48	—
Other, net	—	—	(9)	(59)	—	(68)
Net cash provided by (used in) investing activities	—	5	(257)	(299)	51	(500)
Financing Activities
Short-term borrowings (repayments), net	—	53	5	(3)	(53)	2
Proceeds from short-term borrowings	—	—	—	71	—	71
Repayments of short-term borrowings	—	—	—	(71)	—	(71)
Proceeds from long-term debt	—	500	50	—	—	550
Repayments of long-term debt	—	(414)	(10)	(70)	5	(489)
Refinancing costs	—	(9)	—	—	—	(9)
Purchases of treasury stock, including related fees	(45)	—	—	—	—	(45)
Dividends to parent	—	(35)	(35)	—	70	—
Contributions from parent	—	—	—	3	(3)	—
Stock option exercises	62	—	—	—	—	62
Series A common stock dividends	(43)	—	—	—	—	(43)
Preferred stock dividends	—	—	—	—	—	—
Return of capital to parent	—	—	—	—	—	—
Other, net	29	—	(7)	(1)	—	21
Net cash provided by (used in) financing activities	3	95	3	(71)	19	49
Exchange rate effects on cash and cash equivalents	—	—	—	6	—	6
Net increase (decrease) in cash and cash equivalents	10	—	142	125	—	277
Cash and cash equivalents as of beginning of period	—	—	133	549	—	682
Cash and cash equivalents as of end of period	10	—	275	674	—	959
CELANESE CORPORATION AND SUBSIDIARIES
CONSOLIDATING STATEMENT OF CASH FLOWS

	Year Ended December 31, 2011
	Parent Guarantor	Issuer	Subsidiary Guarantors	Non- Guarantors	Eliminations	Consolidated
	(In $ millions)
Net cash provided by (used in) operating activities	41	(127)	446	368	(90)	638
Investing Activities
Capital expenditures on property, plant and equipment	—	—	(145)	(204)	—	(349)
Acquisitions, net of cash acquired	—	—	(8)	—	—	(8)
Proceeds from sale of businesses and assets, net	—	—	1	5	—	6
Deferred proceeds from Kelsterbach plant relocation	—	—	—	159	—	159
Capital expenditures related to Kelsterbach plant relocation	—	—	—	(204)	—	(204)
Return of capital from subsidiary	—	100	—	—	(100)	—
Contributions to subsidiary	—	(100)	—	—	100	—
Intercompany loan receipts (disbursements)	—	5	(307)	—	302	—
Other, net	—	—	(15)	(30)	—	(45)
Net cash provided by (used in) investing activities	—	5	(474)	(274)	302	(441)
Financing Activities
Short-term borrowings (repayments), net	—	307	(5)	(8)	(307)	(13)
Proceeds from short-term borrowings	—	—	—	70	—	70
Repayments of short-term borrowings	—	—	—	(73)	—	(73)
Proceeds from long-term debt	—	400	—	11	—	411
Repayments of long-term debt	—	(532)	(9)	(55)	5	(591)
Refinancing costs	—	(8)	—	—	—	(8)
Purchases of treasury stock, including related fees	(31)	—	—	—	—	(31)
Dividends to parent	—	(45)	(45)	—	90	—
Contributions from parent	—	—	100	—	(100)	—
Stock option exercises	20	—	—	—	—	20
Series A common stock dividends	(34)	—	—	—	—	(34)
Preferred stock dividends	—	—	—	—	—	—
Return of capital to parent	—	—	—	(100)	100	—
Other, net	4	—	(8)	—	—	(4)
Net cash provided by (used in) financing activities	(41)	122	33	(155)	(212)	(253)
Exchange rate effects on cash and cash equivalents	—	—	—	(2)	—	(2)
Net increase (decrease) in cash and cash equivalents	—	—	5	(63)	—	(58)
Cash and cash equivalents as of beginning of period	—	—	128	612	—	740
Cash and cash equivalents as of end of period	—	—	133	549	—	682
CELANESE CORPORATION AND SUBSIDIARIES
CONSOLIDATING STATEMENT OF CASH FLOWS

	Year Ended December 31, 2010
	Parent Guarantor	Issuer	Subsidiary Guarantors	Non- Guarantors	Eliminations	Consolidated
	(In $ millions)
Net cash provided by (used in) operating activities	44	(38)	173	445	(172)	452
Investing Activities
Capital expenditures on property, plant and equipment	—	—	(88)	(113)	—	(201)
Acquisitions, net of cash acquired	—	—	(46)	—	—	(46)
Proceeds from sale of businesses and assets, net	—	—	4	22	—	26
Deferred proceeds from Kelsterbach plant relocation	—	—	—	—	—	—
Capital expenditures related to Kelsterbach plant relocation	—	—	—	(312)	—	(312)
Return of capital from subsidiary	—	—	—	—	—	—
Contributions to subsidiary	—	—	—	—	—	—
Intercompany loan receipts (disbursements)	—	5	(337)	—	332	—
Other, net	—	—	(6)	(21)	—	(27)
Net cash provided by (used in) investing activities	—	5	(473)	(424)	332	(560)
Financing Activities
Short-term borrowings (repayments), net	—	370	3	(34)	(370)	(31)
Proceeds from short-term borrowings	—	—	—	70	—	70
Repayments of short-term borrowings	—	—	—	(55)	—	(55)
Proceeds from long-term debt	—	600	—	—	—	600
Repayments of long-term debt	—	(827)	(7)	(101)	38	(897)
Refinancing costs	—	(24)	—	—	—	(24)
Purchases of treasury stock, including related fees	(48)	—	—	—	—	(48)
Dividends to parent	—	(86)	(86)	—	172	—
Contributions from parent	—	—	—	—	—	—
Stock option exercises	14	—	—	—	—	14
Series A common stock dividends	(28)	—	—	—	—	(28)
Preferred stock dividends	(3)	—	—	—	—	(3)
Return of capital to parent	—	—	—	—	—	—
Other, net	16	—	(2)	—	—	14
Net cash provided by (used in) financing activities	(49)	33	(92)	(120)	(160)	(388)
Exchange rate effects on cash and cash equivalents	—	—	—	(18)	—	(18)
Net increase (decrease) in cash and cash equivalents	(5)	—	(392)	(117)	—	(514)
Cash and cash equivalents as of beginning of period	5	—	520	729	—	1,254
Cash and cash equivalents as of end of period	—	—	128	612	—	740

Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events
Subsequent Events
On February 6, 2013, the Company declared a quarterly cash dividend of $0.075 per share on its Common Stock amounting to $12 million. The cash dividend was for the period from November 1, 2012 to January 31, 2013 and will be paid on February 28, 2013 to holders of record as of February 19, 2013.

Summary of Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Consolidation principles
Consolidation principles
The consolidated financial statements have been prepared in accordance with US GAAP for all periods presented and include the accounts of the Company and its majority owned subsidiaries over which the Company exercises control. All intercompany accounts and transactions have been eliminated in consolidation.

Estimates and assumptions
Estimates and assumptions
The preparation of consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues, expenses and allocated charges during the reporting period. Significant estimates pertain to impairments of goodwill, intangible assets and other long-lived assets, purchase price allocations, restructuring costs and other (charges) gains, net, income taxes, pension and other postretirement benefits, asset retirement obligations, environmental liabilities and loss contingencies, among others. Actual results could differ from those estimates.

Changes in accounting policy regarding pension and other postretirement benefits
Change in accounting policy regarding pension and other postretirement benefits

Effective January 1, 2013, the Company elected to change its accounting policy for recognizing actuarial gains and losses and changes in the fair value of plan assets for its defined benefit pension plans and other postretirement benefit plans. Previously, the Company recognized the actuarial gains and losses as a component of Accumulated other comprehensive income (loss), net within the consolidated balance sheets on an annual basis and amortized the gains and losses into operating results over the average remaining service period to retirement date for active plan participants or, for retired participants, the average remaining life expectancy. For defined benefit pension plans, the unrecognized gains and losses were amortized when the net gains and losses exceeded 10% of the greater of the market-related value of plan assets or the projected benefit obligation at the beginning of the year. For other postretirement benefits, amortization occurred when the net gains and losses exceeded 10% of the accumulated postretirement benefit obligation at the beginning of the year.
Previously, differences between the actual rate of return on plan assets and the long-term expected rate of return on plan assets were not generally recognized in net periodic benefit cost in the year that the difference occurred. These differences were deferred and amortized into net periodic benefit cost over the average remaining future service period of employees. The asset gains and losses subject to amortization and the long-term expected return on plan assets were previously calculated using a five-year smoothing of asset gains and losses referred to as the market-related value to stabilize variability in the plan asset values.
The Company now applies the long-term expected rate of return to the fair value of plan assets and immediately recognizes in operating results the change in fair value of plan assets and net actuarial gains and losses annually in the fourth quarter of each fiscal year and whenever a plan is required to be remeasured. Events requiring a plan remeasurement will continue to be recognized in the quarter in which such remeasurement event occurs. The remaining components of the Company's net periodic benefit cost are recorded on a quarterly basis. While the Company's historical policy of recognizing the change in fair value of plan assets and net actuarial gains and losses is considered acceptable under US GAAP, the Company believes the new policy is preferable as it eliminates the delay in recognizing gains and losses within operating results. This change improves transparency within the Company's operating results by immediately recognizing the effects of economic and interest rate trends on plan investments and assumptions in the year these gains and losses are actually incurred. The policy changes have no impact on future pension and postretirement benefit plan funding or pension and postretirement benefits paid to participants. Financial information for all periods presented has been retrospectively adjusted.
In connection with the changes in accounting policy for pension and other postretirement benefits and in an attempt to properly match the actual operational expenses each business segment is incurring, the Company changed its allocation of net periodic benefit cost. Previously, the Company allocated all components of net periodic benefit cost to each business segment on a ratable basis. The Company now allocates only the service cost and amortization of prior service cost components of its pension and postretirement plans to its business segments. All other components of net periodic benefit cost are recorded to Other Activities. The components of net periodic benefit cost that are no longer allocated to each business segment include interest cost, expected return on assets and net actuarial gains and losses as these components are considered financing activities managed at the corporate level. The Company believes the revised expense allocation more appropriately matches the cost incurred for active employees to the respective business segment. Business segment information for all periods presented has been retrospectively adjusted (Note 25).
The retrospective effect of the change in accounting policy for pension and other postretirement benefits to the consolidated statements of operations is as follows:

	Year Ended December 31, 2012
	As Previously Reported	Effect of Change	As Adjusted
	(In $ millions, except per share data)
Cost of sales	(5,226)	(11)	(5,237)
Gross profit	1,192	(11)	1,181
Selling, general and administrative expenses	(507)	(323)	(830)
Research and development expenses	(102)	(2)	(104)
Operating profit (loss)	511	(336)	175
Earnings (loss) from continuing operations before tax	657	(336)	321
Income tax (provision) benefit	(48)	103	55
Earnings (loss) from continuing operations	609	(233)	376
Net earnings (loss)	605	(233)	372
Net earnings (loss) attributable to Celanese Corporation	605	(233)	372
Net earnings (loss) available to common stockholders	605	(233)	372
Earnings (loss) per common share - basic
Continuing operations	3.84	(1.47)	2.37
Discontinued operations	(0.02)	—	(0.02)
Net earnings (loss) - basic	3.82	(1.47)	2.35
Earnings (loss) per common share - diluted
Continuing operations	3.81	(1.46)	2.35
Discontinued operations	(0.02)	—	(0.02)
Net earnings (loss) - diluted	3.79	(1.46)	2.33

	Year Ended December 31, 2011
	As Previously Reported	Effect of Change	As Adjusted
	(In $ millions, except per share data)
Cost of sales	(5,329)	(17)	(5,346)
Gross profit	1,434	(17)	1,417
Selling, general and administrative expenses	(536)	(269)	(805)
Research and development expenses	(96)	(2)	(98)
Operating profit (loss)	690	(288)	402
Earnings (loss) from continuing operations before tax	755	(288)	467
Income tax (provision) benefit	(149)	108	(41)
Earnings (loss) from continuing operations	606	(180)	426
Net earnings (loss)	607	(180)	427
Net earnings (loss) attributable to Celanese Corporation	607	(180)	427
Net earnings (loss) available to common stockholders	607	(180)	427
Earnings (loss) per common share - basic
Continuing operations	3.88	(1.16)	2.72
Discontinued operations	0.01	—	0.01
Net earnings (loss) - basic	3.89	(1.16)	2.73
Earnings (loss) per common share - diluted
Continuing operations	3.81	(1.13)	2.68
Discontinued operations	0.01	—	0.01
Net earnings (loss) - diluted	3.82	(1.13)	2.69

	Year Ended December 31, 2010
	As Previously Reported	Effect of Change	As Adjusted
	(In $ millions, except per share data)
Cost of sales	(4,738)	(12)	(4,750)
Gross profit	1,180	(12)	1,168
Selling, general and administrative expenses	(505)	(93)	(598)
Research and development expenses	(70)	—	(70)
Operating profit (loss)	503	(105)	398
Earnings (loss) from continuing operations before tax	538	(105)	433
Income tax (provision) benefit	(112)	40	(72)
Earnings (loss) from continuing operations	426	(65)	361
Net earnings (loss)	377	(65)	312
Net earnings (loss) attributable to Celanese Corporation	377	(65)	312
Net earnings (loss) available to common stockholders	374	(65)	309
Earnings (loss) per common share - basic
Continuing operations	2.73	(0.42)	2.31
Discontinued operations	(0.31)	—	(0.31)
Net earnings (loss) - basic	2.42	(0.42)	2.00
Earnings (loss) per common share - diluted
Continuing operations	2.69	(0.41)	2.28
Discontinued operations	(0.31)	—	(0.31)
Net earnings (loss) - diluted	2.38	(0.41)	1.97
The retrospective effect of the change in accounting policy for pension and other postretirement benefits to the consolidated statements of comprehensive income (loss) is as follows:

	Year Ended December 31, 2012
	As Previously Reported	Effect of Change	As Adjusted
	(In $ millions)
Net earnings (loss)	605	(233)	372
Pension and postretirement benefits	(244)	233	(11)
Total other comprehensive income (loss), net of tax	(232)	233	1

	Year Ended December 31, 2011
	As Previously Reported	Effect of Change	As Adjusted
	(In $ millions)
Net earnings (loss)	607	(180)	427
Pension and postretirement benefits	(180)	180	—
Total other comprehensive income (loss), net of tax	(180)	180	—

	Year Ended December 31, 2010
	As Previously Reported	Effect of Change	As Adjusted
	(In $ millions)
Net earnings (loss)	377	(65)	312
Pension and postretirement benefits	(63)	65	2
Total other comprehensive income (loss), net of tax	(10)	65	55
The retrospective effect of the change in accounting policy for pension and other postretirement benefits to the consolidated balance sheets is as follows:

	As of December 31, 2012
	As Previously Reported	Effect of Change	As Adjusted
	(In $ millions)
Retained earnings	2,986	(993)	1,993
Accumulated other comprehensive income (loss), net	(1,082)	993	(89)

	As of December 31, 2011
	As Previously Reported	Effect of Change	As Adjusted
	(In $ millions)
Retained earnings	2,424	(760)	1,664
Accumulated other comprehensive income (loss), net	(850)	760	(90)
The retrospective effect of the change in accounting policy for pension and other postretirement benefits to the consolidated statements of equity is as follows:

	2012
	As Previously Reported	Effect of Change	As Adjusted
	(In $ millions)
Retained earnings as of the beginning of the period	2,424	(760)	1,664
Net earnings (loss) attributable to Celanese Corporation	605	(233)	372
Retained earnings as of the end of the period	2,986	(993)	1,993
Accumulated other comprehensive income (loss), net as of the beginning of the period	(850)	760	(90)
Other comprehensive income (loss), net of tax	(232)	233	1
Accumulated other comprehensive income (loss), net as of the end of the period	(1,082)	993	(89)

	2011
	As Previously Reported	Effect of Change	As Adjusted
	(In $ millions)
Retained earnings as of the beginning of the period	1,851	(580)	1,271
Net earnings (loss) attributable to Celanese Corporation	607	(180)	427
Retained earnings as of the end of the period	2,424	(760)	1,664
Accumulated other comprehensive income (loss), net as of the beginning of the period	(670)	580	(90)
Other comprehensive income (loss), net of tax	(180)	180	—
Accumulated other comprehensive income (loss), net as of the end of the period	(850)	760	(90)

	2010
	As Previously Reported	Effect of Change	As Adjusted
	(In $ millions)
Retained earnings as of the beginning of the period	1,505	(515)	990
Net earnings (loss) attributable to Celanese Corporation	377	(65)	312
Retained earnings as of the end of the period	1,851	(580)	1,271
Accumulated other comprehensive income (loss), net as of the beginning of the period	(660)	515	(145)
Other comprehensive income (loss), net of tax	(10)	65	55
Accumulated other comprehensive income (loss), net as of the end of the period	(670)	580	(90)
The retrospective effect of the change in accounting policy for pension and other postretirement benefits to the consolidated statements of cash flows is as follows:

	Year Ended December 31, 2012
	As Previously Reported	Effect of Change	As Adjusted
	(In $ millions)
Net earnings (loss)	605	(233)	372
Pension and postretirement benefit expense	—	9	9
Pension and postretirement contributions	—	(288)	(288)
Actuarial (gain) loss on pension and postretirement plans	—	389	389
Deferred income taxes, net	(73)	(102)	(175)
Other liabilities	(249)	225	(24)

	Year Ended December 31, 2011
	As Previously Reported	Effect of Change	As Adjusted
	(In $ millions)
Net earnings (loss)	607	(180)	427
Pension and postretirement benefit expense	—	30	30
Pension and postretirement contributions	—	(209)	(209)
Actuarial (gain) loss on pension and postretirement plans	—	306	306
Deferred income taxes, net	93	(108)	(15)
Other liabilities	(262)	161	(101)

	Year Ended December 31, 2010
	As Previously Reported	Effect of Change	As Adjusted
	(In $ millions)
Net earnings (loss)	377	(65)	312
Pension and postretirement benefit expense	—	59	59
Pension and postretirement contributions	—	(81)	(81)
Actuarial (gain) loss on pension and postretirement plans	—	84	84
Deferred income taxes, net	15	(39)	(24)
Other liabilities	(102)	42	(60)
The retrospective effect of the change in accounting policy for pension and other postretirement benefits to the business segment financial information (Note 25) is as follows:

	Year Ended December 31, 2012
	As Previously Reported	Effect of Change	As Adjusted
	(In $ millions)
Operating Profit (Loss)
Advanced Engineered Materials	86	9	95
Consumer Specialties	244	7	251
Industrial Specialties	82	4	86
Acetyl Intermediates	263	6	269
Other Activities	(164)	(362)	(526)
Total	511	(336)	175

	Year Ended December 31, 2011
	As Previously Reported	Effect of Change	As Adjusted
	(In $ millions)
Operating Profit (Loss)
Advanced Engineered Materials	76	3	79
Consumer Specialties	227	2	229
Industrial Specialties	100	2	102
Acetyl Intermediates	459	(1)	458
Other Activities	(172)	(294)	(466)
Total	690	(288)	402

	Year Ended December 31, 2010
	As Previously Reported	Effect of Change	As Adjusted
	(In $ millions)
Operating Profit (Loss)
Advanced Engineered Materials	186	(4)	182
Consumer Specialties	164	(1)	163
Industrial Specialties	89	—	89
Acetyl Intermediates	243	(6)	237
Other Activities	(179)	(94)	(273)
Total	503	(105)	398

Cash and cash equivalents	Cash and cash equivalents All highly liquid investments with original maturities of three months or less are considered cash equivalents.
Inventories
Inventories
Inventories, including stores and supplies, are stated at the lower of cost or market. Cost for inventories is determined using the first-in, first-out ("FIFO") method. Cost includes raw materials, direct labor and manufacturing overhead. Cost for stores and supplies is primarily determined by the average cost method.

Investments in marketable securities
Investments in marketable securities
The Company classifies its investments in debt and equity securities as "available-for-sale" and reports those investments at their fair market values in the consolidated balance sheets as Marketable securities, at fair value. Unrealized gains or losses, net of the related tax effect on available-for-sale securities, are excluded from earnings and are reported as a component of Accumulated other comprehensive income (loss), net until realized. The cost of securities sold is determined by using the specific identification method.
A decline in the market value of any available-for-sale security below cost that is deemed to be other-than-temporary results in a reduction in the carrying amount to fair value. The impairment is charged to earnings and a new cost basis for the security is established. To determine whether impairment is other-than-temporary, the Company considers whether it has the ability and intent to hold the investment until a market price recovery and evidence indicating the cost of the investment is recoverable outweighs evidence to the contrary. Evidence considered in this assessment includes the reasons for the impairment, the severity and duration of the impairment, changes in value subsequent to year end and forecasted performance of the investee.
The Company reviews all investments for other-than-temporary impairment at least quarterly or as indicators of impairment exist. Indicators of impairment include the duration and severity of the decline in fair value below carrying value as well as the intent and ability to hold the investment to allow for a recovery in the market value of the investment. In addition, the Company considers qualitative factors that include, but are not limited to: (i) the financial condition and business plans of the investee including its future earnings potential, (ii) the investee’s credit rating, and (iii) the current and expected market and industry conditions in which the investee operates. If a decline in the fair value of an investment is deemed by management to be other-than-temporary, the Company writes down the carrying value of the investment to fair value, and the amount of the write-down is included in net earnings. Such a determination is dependent on the facts and circumstances relating to each investment.

Investments in affiliates
Investments in affiliates
Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 323, Investments - Equity Method and Joint Ventures ("FASB ASC Topic 323"), stipulates that the equity method should be used to account for investments whereby an investor has "the ability to exercise significant influence over operating and financial policies of an investee", but does not exercise control. FASB ASC Topic 323 generally considers an investor to have the ability to exercise significant influence when it owns 20% or more of the voting stock of an investee. FASB ASC Topic 323 lists circumstances under which, despite 20% ownership, an investor may not be able to exercise significant influence. Certain investments where the Company owns greater than a 20% ownership interest are accounted for under the cost method of accounting because the Company cannot exercise significant influence or control. The Company determined that it cannot exercise significant influence over these entities due to local government investment in and influence over these entities, limitations on the Company's involvement in the day-to-day operations and the present inability of the entities to provide timely financial information prepared in accordance with US GAAP.
In certain instances, the financial information of the Company's equity investees is not available on a timely basis. Accordingly, the Company records its proportional share of the investee's earnings or losses on a consistent lag of no more than one quarter.
The Company assesses the recoverability of the carrying value of its investments whenever events or changes in circumstances indicate a loss in value that is other than a temporary decline. A loss in value of an equity method or cost method investment which is other than a temporary decline will be recognized as the difference between the carrying amount of the investment and its fair value.
The Company's estimates of fair value are determined based on a discounted cash flow model. The Company periodically engages third-party valuation consultants to assist with this process.

Property, plant and equipment, net
Property, plant and equipment, net
Land is recorded at historical cost. Buildings, machinery and equipment, including capitalized interest, and property under capital lease agreements, are recorded at cost less accumulated depreciation. The Company records depreciation and amortization in its consolidated statements of operations as either Cost of sales or Selling, general and administrative expenses consistent with the utilization of the underlying assets. Depreciation is calculated on a straight-line basis over the following estimated useful lives of depreciable assets:

Land improvements	20 years
Buildings and improvements	30 years
Machinery and equipment	20 years
Leasehold improvements are amortized over 10 years or the remaining life of the respective lease, whichever is shorter.
Accelerated depreciation is recorded when the estimated useful life is shortened. Ordinary repair and maintenance costs, including costs for planned maintenance turnarounds, that do not extend the useful life of the asset are charged to earnings as incurred. Fully depreciated assets are retained in property and depreciation accounts until sold or otherwise disposed. In the case of disposals, assets and related depreciation are removed from the accounts, and the net amounts, less proceeds from disposal, are included in earnings.
The Company also leases property, plant and equipment under operating and capital leases. Rent expense for operating leases, which may have escalating rentals or rent holidays over the term of the lease, is recorded on a straight-line basis over the lease term. Amortization of capital lease assets is included as a component of depreciation expense.
Assets acquired in business combinations are recorded at their fair values and depreciated over the assets' remaining useful lives or the Company's policy lives, whichever is shorter.
The Company assesses the recoverability of the carrying amount of its property, plant and equipment whenever events or changes in circumstances indicate that the carrying amount of an asset or asset group may not be recoverable. An impairment loss would be assessed when estimated undiscounted future cash flows from the operation and disposition of the asset group are less than the carrying amount of the asset group. Asset groups have identifiable cash flows and are largely independent of other asset groups. Measurement of an impairment loss is based on the excess of the carrying amount of the asset group over its fair value. Fair value is measured using discounted cash flows or independent appraisals, as appropriate. Impairment losses are recorded primarily to Other (charges) gains, net.

Goodwill and other intangible assets
Goodwill and other intangible assets
Customer-related intangible assets and other intangibles with finite lives are amortized on a straight-line basis over their estimated useful lives. The excess of the purchase price over fair value of net identifiable assets and liabilities of an acquired business ("goodwill"), trademarks and trade names and other indefinite-lived intangible assets are not amortized, but rather tested for impairment, at least annually. The Company tests for goodwill and indefinite-lived intangible asset impairment during the third quarter of its fiscal year using June 30 balances.
The Company assesses the recoverability of the carrying value of goodwill at least annually or whenever events or changes in circumstances indicate that the carrying amount of the goodwill of a reporting unit may not be fully recoverable. Recoverability is measured at the reporting unit level based on the provisions of FASB ASC Topic 350, Intangibles - Goodwill and Other ("FASB ASC Topic 350"). Impairment losses are recorded primarily to Other (charges) gains, net.
The Company measures the recoverability of goodwill for each reporting unit using a discounted cash flow model incorporating discount rates commensurate with the risks involved, which is classified as a Level 3 measurement under FASB ASC Topic 820, Fair Value Measurement ("FASB ASC Topic 820"). The key assumptions used in the discounted cash flow valuation model include discount rates, growth rates, cash flow projections and terminal value rates. Discount rates, growth rates and cash flow projections are the most sensitive and susceptible to change as they require significant management judgment. The Company periodically engages third-party valuation consultants to assist with this process. The valuation consultants assess fair value by equally weighting a combination of two market approaches (market multiple analysis and comparable transaction analysis) and the discounted cash flow approach.
If the calculated fair value is less than the current carrying value, impairment of the reporting unit may exist. When the recoverability test indicates potential impairment, the Company, or in certain circumstances, a third-party valuation consultant engaged by the Company to assist with the process, will calculate an implied fair value of goodwill for the reporting unit. The implied fair value of goodwill is determined in a manner similar to how goodwill is calculated in a business combination. If the implied fair value of goodwill exceeds the carrying value of goodwill assigned to the reporting unit, there is no impairment. If the carrying value of goodwill assigned to a reporting unit exceeds the implied fair value of the goodwill, an impairment loss is recorded to write down the carrying value. An impairment loss cannot exceed the carrying value of goodwill assigned to a reporting unit but may indicate certain long-lived and amortizable intangible assets associated with the reporting unit may require additional impairment testing.
The Company assesses recoverability of other indefinite-lived intangible assets at least annually or whenever events or changes in circumstances indicate that the carrying amount of the indefinite-lived intangible asset may not be fully recoverable. Recoverability is measured by a comparison of the carrying value of the indefinite-lived intangible asset over its fair value. Any excess of the carrying value of the indefinite-lived intangible asset over its fair value is recognized as an impairment loss. The Company periodically engages third-party valuation consultants to assist with this process. Impairment losses are recorded primarily to Other (charges) gains, net.
Management tests indefinite-lived intangible assets utilizing the relief from royalty method to determine the estimated fair value for each indefinite-lived intangible asset which is classified as a Level 3 measurement under FASB ASC Topic 820. The relief from royalty method estimates the Company's theoretical royalty savings from ownership of the intangible asset. Key assumptions used in this model include discount rates, royalty rates, growth rates, sales projections and terminal value rates. Discount rates, royalty rates, growth rates and sales projections are the assumptions most sensitive and susceptible to change as they require significant management judgment. Discount rates used are similar to the rates estimated by the weighted average cost of capital ("WACC") considering any differences in company-specific risk factors. Royalty rates are established by management and are periodically substantiated by third-party valuation consultants. Operational management, considering industry and company-specific historical and projected data, develops growth rates and sales projections associated with each indefinite-lived intangible asset. Terminal value rate determination follows common methodology of capturing the present value of perpetual sales estimates beyond the last projected period assuming a constant WACC and low long-term growth rates.
The Company assesses the recoverability of finite-lived intangible assets in the same manner as for property, plant and equipment as described above. Impairment losses are recorded primarily to Other (charges) gains, net.

Financial instruments
Financial instruments
The Company manages its exposures to currency exchange rates, interest rates and commodity prices through a risk management program that includes the use of derivative financial instruments. The Company does not use derivative financial instruments for speculative trading purposes. The fair value of all derivative instruments is recorded as an asset or liability at the balance sheet date. Changes in the fair value of these instruments are reported in earnings or Accumulated other comprehensive income (loss), net, depending on the use of the derivative and whether it qualifies for hedge accounting treatment under the provisions of FASB ASC Topic 815, Derivatives and Hedging ("FASB ASC Topic 815").
Gains and losses on derivative instruments qualifying as cash flow hedges are recorded in Accumulated other comprehensive income (loss), net, to the extent the hedges are effective, until the underlying transactions are recognized in earnings. To the extent effective, gains and losses on derivative and non-derivative instruments used as hedges of the Company's net investment in foreign operations are recorded in Accumulated other comprehensive income (loss), net as part of the foreign currency translation adjustment. The ineffective portions of cash flow hedges and hedges of net investment in foreign operations, if any, are recognized in earnings immediately. Derivative instruments not designated as hedges are marked to market at the end of each accounting period with the change in fair value recorded in earnings.

Concentrations of credit risk
Concentrations of credit risk
The Company is exposed to credit risk in the event of nonpayment by customers and counterparties. The creditworthiness of customers and counterparties is subject to continuing review, including the use of master netting agreements, where the Company deems appropriate. The Company minimizes concentrations of credit risk through diverse customers across many different industries and geographies. In addition, credit risk arising from derivative instruments is not significant because the counterparties to these contracts are primarily major international financial institutions and, to a lesser extent, major chemical companies. Where appropriate, the Company has diversified its selection of counterparties. Generally, collateral is not required from customers and counterparties and allowances are provided for specific risks inherent in receivables.

Allowance for doubtful accounts
Allowance for doubtful accounts
The Company maintains allowances for doubtful accounts for estimated losses resulting from the inability of its customers to make required payments. The Company believes, based on historical results, the likelihood of actual write-offs having a material impact on financial results is low. The allowance for doubtful accounts is estimated using factors such as customer credit ratings, past collection history and general risk profile. Receivables are charged against the allowance for doubtful accounts when it is probable that the receivable will not be recovered.

Deferred financing costs
Deferred financing costs
The Company capitalizes direct costs incurred to obtain debt financings and amortizes these costs using a method that approximates the effective interest rate method over the terms of the related debt. Upon the extinguishment of the related debt, any unamortized capitalized debt financing costs are immediately expensed.

Environmental liabilities
Environmental liabilities
The Company manufactures and sells a diverse line of chemical products throughout the world. Accordingly, the Company's operations are subject to various hazards incidental to the production of industrial chemicals including the use, handling, processing, storage and transportation of hazardous materials. The Company recognizes losses and accrues liabilities relating to environmental matters if available information indicates that it is probable that a liability has been incurred and the amount of loss can be reasonably estimated. Depending on the nature of the site, the Company accrues through 15 years, unless the Company has government orders or other agreements that extend beyond 15 years. If the event of loss is neither probable nor reasonably estimable, but is reasonably possible, the Company provides appropriate disclosure in the notes to the consolidated financial statements if the contingency is considered material. The Company estimates environmental liabilities on a case-by-case basis using the most current status of available facts, existing technology, presently enacted laws and regulations and prior experience in remediation of contaminated sites. Recoveries of environmental costs from other parties are recorded as assets when their receipt is deemed probable.
An environmental reserve related to cleanup of a contaminated site might include, for example, a provision for one or more of the following types of costs: site investigation and testing costs, cleanup costs, costs related to soil and water contamination resulting from tank ruptures and post-remediation monitoring costs. These reserves do not take into account any claims or recoveries from insurance. The measurement of environmental liabilities is based on the Company's periodic estimate of what it will cost to perform each of the elements of the remediation effort. The Company utilizes third parties to assist in the management and development of cost estimates for its sites. Changes to environmental regulations or other factors affecting environmental liabilities are reflected in the consolidated financial statements in the period in which they occur.

Legal fees
Legal fees
The Company accrues for legal fees related to loss contingency matters when the costs associated with defending these matters can be reasonably estimated and are probable of occurring. All other legal fees are expensed as incurred.

Revenue recognition
Revenue recognition
The Company recognizes revenue when title and risk of loss have been transferred to the customer, generally at the time of shipment of products, and provided that four basic criteria are met: (a) persuasive evidence of an arrangement exists; (b) delivery has occurred or services have been rendered; (c) the fee is fixed or determinable; and (d) collectibility is reasonably assured. Should changes in conditions cause the Company to determine revenue recognition criteria are not met for certain transactions, revenue recognition would be delayed until such time that the transactions become realizable and fully earned. Payments received in advance of meeting the above revenue recognition criteria are recorded as deferred revenue. Shipping and handling fees billed to customers in a sales transaction are recorded in Net sales and shipping and handling costs incurred are recorded in Cost of sales.

Research and development	Research and development The costs of research and development are charged as an expense in the period in which they are incurred.
Insurance loss reserves
Insurance loss reserves
The Company has two wholly-owned insurance companies (the "Captives") that are used as a form of self insurance for liability and workers compensation risks. The Captives enter into reinsurance arrangements to reduce their risk of loss. The reinsurance arrangements do not relieve the Captives from their obligations to policyholders. Failure of the reinsurers to honor their obligations could result in losses to the Captives. The Captives evaluate the financial condition of their reinsurers and monitor concentrations of credit risk to minimize their exposure to significant losses from reinsurer insolvencies and to establish allowances for amounts deemed non-collectible.
One of the Captives also insures certain third-party risks. The liabilities recorded by the Captives relate to the estimated risk of loss, which is based on management estimates and actuarial valuations, and unearned premiums, which represent the portion of the third-party premiums written applicable to the unexpired terms of the policies in-force. Liabilities are recognized for known claims when sufficient information has been developed to indicate involvement of a specific policy and the Company can reasonably estimate its liability. In addition, liabilities have been established to cover additional exposure on both known and unasserted claims. Estimates of the liabilities are reviewed and updated regularly. It is possible that actual results could differ significantly from the recorded liabilities. Premiums written are recognized as revenue as earned based on the terms of the policies. Capitalization of the Captives is determined by regulatory guidelines.

Income taxes
Income taxes
The provision for income taxes is determined using the asset and liability approach of accounting for income taxes. Under this approach, deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes and net operating loss and tax credit carryforwards. The amount of deferred taxes on these temporary differences is determined using the tax rates that are expected to apply to the period when the asset is realized or the liability is settled, as applicable, based on tax rates and laws in the respective tax jurisdiction enacted as of the balance sheet date.
The Company reviews its deferred tax assets for recoverability and establishes a valuation allowance based on historical taxable income, projected future taxable income, applicable tax strategies and the expected timing of the reversals of existing temporary differences. A valuation allowance is provided when it is more likely than not (likelihood of greater than 50%) that some portion or all of the deferred tax assets will not be realized.
The Company considers many factors when evaluating and estimating its tax positions and tax benefits, which may require periodic adjustments and which may not accurately anticipate actual outcomes. Tax positions are recognized only when it is more likely than not, based on technical merits, that the positions will be sustained upon examination. Tax positions that meet the more-likely-than-not threshold are measured using a probability weighted approach as the largest amount of tax benefit that is greater than 50% likely of being realized upon settlement. Whether the more-likely-than-not recognition threshold is met for a tax position is a matter of judgment based on the individual facts and circumstances of that position evaluated in light of all available evidence.
The Company recognizes interest and penalties related to uncertain tax positions in Income tax (provision) benefit in the consolidated statement of operations.

Functional and reporting currencies
Functional and reporting currencies
For the Company's international operations where the functional currency is other than the US dollar, assets and liabilities are translated using period-end exchange rates, while the statement of operations amounts are translated using the average exchange rates for the respective period. Differences arising from the translation of assets and liabilities in comparison with the translation of the previous periods or from initial recognition during the period are included as a separate component of Accumulated other comprehensive income (loss), net.

Summary of Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Schedule of Changes in Accounting Policy Regarding Pension and Other Postretirement Benefits
The retrospective effect of the change in accounting policy for pension and other postretirement benefits to the consolidated statements of operations is as follows:

	Year Ended December 31, 2012
	As Previously Reported	Effect of Change	As Adjusted
	(In $ millions, except per share data)
Cost of sales	(5,226)	(11)	(5,237)
Gross profit	1,192	(11)	1,181
Selling, general and administrative expenses	(507)	(323)	(830)
Research and development expenses	(102)	(2)	(104)
Operating profit (loss)	511	(336)	175
Earnings (loss) from continuing operations before tax	657	(336)	321
Income tax (provision) benefit	(48)	103	55
Earnings (loss) from continuing operations	609	(233)	376
Net earnings (loss)	605	(233)	372
Net earnings (loss) attributable to Celanese Corporation	605	(233)	372
Net earnings (loss) available to common stockholders	605	(233)	372
Earnings (loss) per common share - basic
Continuing operations	3.84	(1.47)	2.37
Discontinued operations	(0.02)	—	(0.02)
Net earnings (loss) - basic	3.82	(1.47)	2.35
Earnings (loss) per common share - diluted
Continuing operations	3.81	(1.46)	2.35
Discontinued operations	(0.02)	—	(0.02)
Net earnings (loss) - diluted	3.79	(1.46)	2.33

	Year Ended December 31, 2011
	As Previously Reported	Effect of Change	As Adjusted
	(In $ millions, except per share data)
Cost of sales	(5,329)	(17)	(5,346)
Gross profit	1,434	(17)	1,417
Selling, general and administrative expenses	(536)	(269)	(805)
Research and development expenses	(96)	(2)	(98)
Operating profit (loss)	690	(288)	402
Earnings (loss) from continuing operations before tax	755	(288)	467
Income tax (provision) benefit	(149)	108	(41)
Earnings (loss) from continuing operations	606	(180)	426
Net earnings (loss)	607	(180)	427
Net earnings (loss) attributable to Celanese Corporation	607	(180)	427
Net earnings (loss) available to common stockholders	607	(180)	427
Earnings (loss) per common share - basic
Continuing operations	3.88	(1.16)	2.72
Discontinued operations	0.01	—	0.01
Net earnings (loss) - basic	3.89	(1.16)	2.73
Earnings (loss) per common share - diluted
Continuing operations	3.81	(1.13)	2.68
Discontinued operations	0.01	—	0.01
Net earnings (loss) - diluted	3.82	(1.13)	2.69

	Year Ended December 31, 2010
	As Previously Reported	Effect of Change	As Adjusted
	(In $ millions, except per share data)
Cost of sales	(4,738)	(12)	(4,750)
Gross profit	1,180	(12)	1,168
Selling, general and administrative expenses	(505)	(93)	(598)
Research and development expenses	(70)	—	(70)
Operating profit (loss)	503	(105)	398
Earnings (loss) from continuing operations before tax	538	(105)	433
Income tax (provision) benefit	(112)	40	(72)
Earnings (loss) from continuing operations	426	(65)	361
Net earnings (loss)	377	(65)	312
Net earnings (loss) attributable to Celanese Corporation	377	(65)	312
Net earnings (loss) available to common stockholders	374	(65)	309
Earnings (loss) per common share - basic
Continuing operations	2.73	(0.42)	2.31
Discontinued operations	(0.31)	—	(0.31)
Net earnings (loss) - basic	2.42	(0.42)	2.00
Earnings (loss) per common share - diluted
Continuing operations	2.69	(0.41)	2.28
Discontinued operations	(0.31)	—	(0.31)
Net earnings (loss) - diluted	2.38	(0.41)	1.97
The retrospective effect of the change in accounting policy for pension and other postretirement benefits to the consolidated statements of comprehensive income (loss) is as follows:

	Year Ended December 31, 2012
	As Previously Reported	Effect of Change	As Adjusted
	(In $ millions)
Net earnings (loss)	605	(233)	372
Pension and postretirement benefits	(244)	233	(11)
Total other comprehensive income (loss), net of tax	(232)	233	1

	Year Ended December 31, 2011
	As Previously Reported	Effect of Change	As Adjusted
	(In $ millions)
Net earnings (loss)	607	(180)	427
Pension and postretirement benefits	(180)	180	—
Total other comprehensive income (loss), net of tax	(180)	180	—

	Year Ended December 31, 2010
	As Previously Reported	Effect of Change	As Adjusted
	(In $ millions)
Net earnings (loss)	377	(65)	312
Pension and postretirement benefits	(63)	65	2
Total other comprehensive income (loss), net of tax	(10)	65	55
The retrospective effect of the change in accounting policy for pension and other postretirement benefits to the consolidated balance sheets is as follows:

	As of December 31, 2012
	As Previously Reported	Effect of Change	As Adjusted
	(In $ millions)
Retained earnings	2,986	(993)	1,993
Accumulated other comprehensive income (loss), net	(1,082)	993	(89)

	As of December 31, 2011
	As Previously Reported	Effect of Change	As Adjusted
	(In $ millions)
Retained earnings	2,424	(760)	1,664
Accumulated other comprehensive income (loss), net	(850)	760	(90)
The retrospective effect of the change in accounting policy for pension and other postretirement benefits to the consolidated statements of equity is as follows:

	2012
	As Previously Reported	Effect of Change	As Adjusted
	(In $ millions)
Retained earnings as of the beginning of the period	2,424	(760)	1,664
Net earnings (loss) attributable to Celanese Corporation	605	(233)	372
Retained earnings as of the end of the period	2,986	(993)	1,993
Accumulated other comprehensive income (loss), net as of the beginning of the period	(850)	760	(90)
Other comprehensive income (loss), net of tax	(232)	233	1
Accumulated other comprehensive income (loss), net as of the end of the period	(1,082)	993	(89)

	2011
	As Previously Reported	Effect of Change	As Adjusted
	(In $ millions)
Retained earnings as of the beginning of the period	1,851	(580)	1,271
Net earnings (loss) attributable to Celanese Corporation	607	(180)	427
Retained earnings as of the end of the period	2,424	(760)	1,664
Accumulated other comprehensive income (loss), net as of the beginning of the period	(670)	580	(90)
Other comprehensive income (loss), net of tax	(180)	180	—
Accumulated other comprehensive income (loss), net as of the end of the period	(850)	760	(90)

	2010
	As Previously Reported	Effect of Change	As Adjusted
	(In $ millions)
Retained earnings as of the beginning of the period	1,505	(515)	990
Net earnings (loss) attributable to Celanese Corporation	377	(65)	312
Retained earnings as of the end of the period	1,851	(580)	1,271
Accumulated other comprehensive income (loss), net as of the beginning of the period	(660)	515	(145)
Other comprehensive income (loss), net of tax	(10)	65	55
Accumulated other comprehensive income (loss), net as of the end of the period	(670)	580	(90)
The retrospective effect of the change in accounting policy for pension and other postretirement benefits to the consolidated statements of cash flows is as follows:

	Year Ended December 31, 2012
	As Previously Reported	Effect of Change	As Adjusted
	(In $ millions)
Net earnings (loss)	605	(233)	372
Pension and postretirement benefit expense	—	9	9
Pension and postretirement contributions	—	(288)	(288)
Actuarial (gain) loss on pension and postretirement plans	—	389	389
Deferred income taxes, net	(73)	(102)	(175)
Other liabilities	(249)	225	(24)

	Year Ended December 31, 2011
	As Previously Reported	Effect of Change	As Adjusted
	(In $ millions)
Net earnings (loss)	607	(180)	427
Pension and postretirement benefit expense	—	30	30
Pension and postretirement contributions	—	(209)	(209)
Actuarial (gain) loss on pension and postretirement plans	—	306	306
Deferred income taxes, net	93	(108)	(15)
Other liabilities	(262)	161	(101)

	Year Ended December 31, 2010
	As Previously Reported	Effect of Change	As Adjusted
	(In $ millions)
Net earnings (loss)	377	(65)	312
Pension and postretirement benefit expense	—	59	59
Pension and postretirement contributions	—	(81)	(81)
Actuarial (gain) loss on pension and postretirement plans	—	84	84
Deferred income taxes, net	15	(39)	(24)
Other liabilities	(102)	42	(60)
The retrospective effect of the change in accounting policy for pension and other postretirement benefits to the business segment financial information (Note 25) is as follows:

	Year Ended December 31, 2012
	As Previously Reported	Effect of Change	As Adjusted
	(In $ millions)
Operating Profit (Loss)
Advanced Engineered Materials	86	9	95
Consumer Specialties	244	7	251
Industrial Specialties	82	4	86
Acetyl Intermediates	263	6	269
Other Activities	(164)	(362)	(526)
Total	511	(336)	175

	Year Ended December 31, 2011
	As Previously Reported	Effect of Change	As Adjusted
	(In $ millions)
Operating Profit (Loss)
Advanced Engineered Materials	76	3	79
Consumer Specialties	227	2	229
Industrial Specialties	100	2	102
Acetyl Intermediates	459	(1)	458
Other Activities	(172)	(294)	(466)
Total	690	(288)	402

	Year Ended December 31, 2010
	As Previously Reported	Effect of Change	As Adjusted
	(In $ millions)
Operating Profit (Loss)
Advanced Engineered Materials	186	(4)	182
Consumer Specialties	164	(1)	163
Industrial Specialties	89	—	89
Acetyl Intermediates	243	(6)	237
Other Activities	(179)	(94)	(273)
Total	503	(105)	398

Schedule of Estimated Useful Lives of Depreciable Assets
Depreciation is calculated on a straight-line basis over the following estimated useful lives of depreciable assets:

Land improvements	20 years
Buildings and improvements	30 years
Machinery and equipment	20 years
Leasehold improvements are amortized over 10 years or the remaining life of the respective lease, whichever is shorter.

Acquisitions, Dispositions, Ventures and Plant Closures (Tables)	12 Months Ended
Dec. 31, 2012
Consumer Specialties [Member] | Spondon, UK [Member]
Acquisitions, Dispositions, Ventures and Plant Closures [Line Items]
Schedule of Restructuring and Related Costs
The exit costs and plant shutdown costs related to the closure of the acetate flake and acetate tow manufacturing operations in Spondon, Derby, United Kingdom (Note 17) are as follows:

	Year Ended December 31,
	2012	2011	2010
	(In $ millions)
Employee termination benefits	(5)	(4)	(15)
Asset impairments	(8)	—	(72)
Total exit costs recorded to Other (charges) gains, net	(13)	(4)	(87)

Accelerated depreciation	(6)	(7)	(6)
Other	(5)	(3)	—
Total plant shutdown costs	(11)	(10)	(6)

Acetyl Intermediates [Member] | Pardies, France [Member]
Acquisitions, Dispositions, Ventures and Plant Closures [Line Items]
Schedule of Restructuring and Related Costs
The exit costs and plant shutdown costs related to the Project of Closure (Note 17) are as follows:

	Year Ended December 31,
	2012	2011	2010
	(In $ millions)
Employee termination benefits	(2)	(4)	(6)
Asset impairments	—	—	(1)
Contract termination costs	—	—	(3)
Reindustrialization costs	—	—	(3)
Other	—	—	1
Total exit costs recorded to Other (charges) gains, net	(2)	(4)	(12)

Gain (loss) on disposition of assets, net	—	1	—
Inventory write-offs	—	—	(4)
Accelerated depreciation	—	—	—
Other	(8)	(4)	(8)
Total plant shutdown costs	(8)	(3)	(12)

Marketable Securities, at Fair Value (Tables)	12 Months Ended
Dec. 31, 2012
Investments, Debt and Equity Securities [Abstract]
Schedule of Realized Gain (Loss) on Available-for-sale Securities
Realized gains (losses) are as follows:

	Year Ended December 31,
	2012	2011	2010
	(In $ millions)
Realized gain on sale of securities	—	—	8
Realized loss on sale of securities	—	—	—
Net realized gain (loss) on sale of securities	—	—	8

Schedule of Available-for-sale Securities Reconciliation
The amortized cost, gross unrealized gain, gross unrealized loss and fair values for available-for-sale securities by major security type are as follows:

	As of December 31,
	2012	2011
	(In $ millions)
Mutual Funds
Cost basis	53	64
Gross unrealized gain	—	—
Gross unrealized loss	—	—
Fair value	53	64

Receivables, Net Receivables, Net (Tables)	12 Months Ended
Dec. 31, 2012
Receivables [Abstract]
Schedule of Trade Receivables - Third Party and Affiliates, Net

	As of December 31,
	2012	2011
	(In $ millions)
Trade receivables - third party and affiliates	836	880
Allowance for doubtful accounts - third party and affiliates	(9)	(9)
Trade receivables - third party and affiliates, net	827	871

Schedule of Non-trade Receivables, Net

	As of December 31,
	2012	2011
	(In $ millions)
Non-income taxes receivable	80	82
Reinsurance receivables	22	24
Income taxes receivable	53	66
Other	55	64
Allowance for doubtful accounts - other	(1)	(1)
Non-trade receivables, net	209	235

Inventories (Tables)	12 Months Ended
Dec. 31, 2012
Inventory Disclosure [Abstract]
Schedule of Inventories

	As of December 31,
	2012	2011
	(In $ millions)
Finished goods	514	511
Work-in-process	42	38
Raw materials and supplies	155	163
Total	711	712

Investments in Affiliates (Tables)	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012
Investments in and Advances to Affiliates, Schedule of Investments [Abstract]
Schedule of Equity Method Investments
Equity method investments and ownership interests by business segment are as follows:

	Ownership Percentage as of		Carrying Value as of		Share of Earnings (Loss) Year Ended			Dividends and Other Distributions Year Ended
	December 31,		December 31,		December 31,			December 31,
	2012	2011	2012	2011	2012	2011	2010	2012	2011	2010
	(In percentages)		(In $ millions)
Advanced Engineered Materials
Ibn Sina	25	25	55	54	130	112	81	(126)	(111)	(84)
Fortron Industries LLC	50	50	92	87	9	7	5	(3)	—	—
Korea Engineering Plastics Co., Ltd.	50	50	153	150	19	23	20	(23)	(22)	(20)
Polyplastics Co., Ltd.(3)	45	45	138	202	32	19	37	(81)	(45)	(10)
Una SA(1)	—	—	—	—	—	—	1	—	(3)	—
Other Activities
InfraServ GmbH & Co. Gendorf KG	39	39	36	33	9	10	4	(7)	(3)	(2)
InfraServ GmbH & Co. Hoechst KG(4)	32	32	143	125	38	16	16	(18)	(16)	(18)
InfraServ GmbH & Co. Knapsack KG	27	27	22	21	5	5	4	(4)	(5)	(4)
Consumer Specialties
Sherbrooke Capital Health and Wellness, L.P.(2)	10	10	5	5	—	—	—	—	—	—
Total			644	677	242	192	168	(262)	(205)	(138)
______________________________

(1)	The Company divested this investment in March 2011.

(2)	The Company accounts for its ownership interest in Sherbrooke Capital Health and Wellness, L.P. under the equity method of accounting because the Company is able to exercise significant influence.

(3)
During the year ended December 31, 2012, the Company amended its existing joint venture and other related agreements with Polyplastics Co., Ltd. The amended agreements, among other items, modified certain dividend rights, resulting in a net cash dividend payment to the Company of $72 million during the three months ended March 31, 2012.

(4)
InfraServ GmbH & Co. Hoechst KG is owned primarily by an entity included in the Company's Other Activities. The Company's Consumer Specialties segment and Acetyl Intermediates segment also each hold an ownership percentage. During the year ended December 31, 2012, a subsidiary of InfraServ GmbH & Co. Hoechst KG restructured its debt resulting in additional net earnings of affiliates of $22 million attributable to the Company.

Schedule of Summarized Balance Sheet Information for Ibn Sina (National Methanol)

	As of September 30,
	2012	2011
	(In $ millions)
Current assets	379	350
Noncurrent assets	205	210
Current liabilities	172	162
Noncurrent liabilities	56	41

Schedule of Summarized Income Statement Information for Ibn Sina (National Methanol)

	Twelve Months Ended September 30,
	2012	2011	2010
	(In $ millions)
Revenues	1,328	1,204	923
Gross profit	659	546	403
Net income	582	481	357

Schedule of Cost Method Investments
Cost method investments and ownership interests by business segment are as follows:

	Ownership Percentage as of		Carrying Value as of		Dividend Income for the Year Ended
	December 31,		December 31,		December 31,
	2012	2011	2012	2011	2012	2011	2010
	(In percentages)		(In $ millions)
Consumer Specialties
Kunming Cellulose Fibers Co. Ltd.	30	30	14	14	13	12	11
Nantong Cellulose Fibers Co. Ltd.	31	31	106	97	59	56	51
Zhuhai Cellulose Fibers Co. Ltd.	30	30	14	14	11	10	9
Other Activities
InfraServ GmbH & Co. Wiesbaden KG	8	8	6	6	2	2	2
Other			16	16	—	—	—
Total			156	147	85	80	73

Schedule of Transactions with Affiliates	Transactions with affiliates are as follows:

	Year Ended December 31,
	2012	2011	2010
	(In $ millions)
Purchases	163	190	169
Sales	1	10	8
Interest income	—	1	1

Schedule of Balances with Affiliates
Balances with affiliates are as follows:

	As of December 31,
	2012	2011
	(In $ millions)
Non-trade receivables	11	15
Total due from affiliates	11	15

Short-term borrowings	36	34
Trade payables	9	4
Current Other liabilities	6	8
Total due to affiliates	51	46

Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment, Net [Abstract]
Schedule of Property, Plant and Equipment, Net

	As of December 31,
	2012	2011
	(In $ millions)
Land	49	56
Land improvements	45	41
Buildings and building improvements	675	636
Machinery and equipment	3,760	3,514
Construction in progress	327	338
Gross asset value	4,856	4,585
Accumulated depreciation	(1,506)	(1,316)
Net book value	3,350	3,269

Schedule of Assets Under Capital Leases
Assets under capital leases, net, included in the amounts above are as follows:

	As of December 31,
	2012	2011
	(In $ millions)
Buildings	34	33
Machinery and equipment	290	274
Accumulated depreciation	(122)	(96)
Net book value	202	211

Schedule of Capitalized Interest and Depreciation Expense	Capitalized interest costs and depreciation expense are as follows:

	Year Ended December 31,
	2012	2011	2010
	(In $ millions)
Capitalized interest	7	4	2
Depreciation expense	261	232	195

Goodwill and Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
Goodwill

	Advanced Engineered Materials	Consumer Specialties	Industrial Specialties	Acetyl Intermediates	Total
	(In $ millions)
As of December 31, 2010
Goodwill	299	249	35	191	774
Accumulated impairment losses	—	—	—	—	—
Net book value	299	249	35	191	774
Acquisitions (Note 4)	—	—	1	—	1
Exchange rate changes	(5)	(3)	(1)	(6)	(15)
As of December 31, 2011
Goodwill	294	246	35	185	760
Accumulated impairment losses	—	—	—	—	—
Net book value	294	246	35	185	760
Acquisitions (Note 4)	—	—	7	—	7
Exchange rate changes	3	3	—	4	10
As of December 31, 2012
Goodwill	297	249	42	189	777
Accumulated impairment losses	—	—	—	—	—
Net book value	297	249	42	189	777

Schedule of Finite-Lived Intangible Assets, Net
Finite-lived intangibles are as follows:

	Licenses	Customer- Related Intangible Assets	Developed Technology	Covenants Not to Compete and Other	Total
	(In $ millions)
Gross Asset Value
As of December 31, 2010	30	526	20	25	601
Acquisitions (Note 4)	—	—	7	—	7
Exchange rate changes	2	(13)	—	(1)	(12)
As of December 31, 2011	32	513	27	24	596
Acquisitions (Note 4)	—	4	3	8	15	(1)
Exchange rate changes	—	8	—	—	8
As of December 31, 2012	32	525	30	32	619
Accumulated Amortization
As of December 31, 2010	(10)	(395)	(11)	(14)	(430)
Amortization	(3)	(52)	(3)	(4)	(62)
Exchange rate changes	—	14	—	—	14
As of December 31, 2011	(13)	(433)	(14)	(18)	(478)
Amortization	(3)	(40)	(3)	(5)	(51)
Exchange rate changes	—	(7)	—	—	(7)
As of December 31, 2012	(16)	(480)	(17)	(23)	(536)
Net book value	16	45	13	9	83
______________________________

(1)	Weighted average amortization period of intangible assets acquired was 8 years.

Schedule of Indefinite-Lived Intangible Assets, Net
Indefinite-lived intangibles are as follows:

Trademarks and Trade Names
(In $ millions)
Gross Asset Value
As of December 31, 2010	81
Acquisitions (Note 4)	—
Exchange rate changes	(2)
As of December 31, 2011	79
Acquisitions (Note 4)	2
Exchange rate changes	1
As of December 31, 2012	82

Schedule of Estimated Amortization Expense	Estimated amortization expense for the succeeding five fiscal years is as follows:

(In $ millions)
2013	32
2014	21
2015	10
2016	7
2017	6

Current Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Other Liabilities, Current [Abstract]
Schedule of Current Other Liabilities

	As of December 31,
	2012	2011
	(In $ millions)
Salaries and benefits	74	101
Environmental (Note 15)	21	25
Restructuring (Note 17)	30	44
Insurance	15	19
Asset retirement obligations	38	22
Derivatives (Note 21)	23	26
Current portion of benefit obligations (Note 14)	47	47
Interest	23	25
Sales and use tax/foreign withholding tax payable	17	16
Uncertain tax positions (Note 18)	65	70
Customer rebates	44	55
Other	78	89
Total	475	539

Noncurrent Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Other Liabilities, Noncurrent [Abstract]
Schedule of Noncurrent Other Liabilities

	As of December 31,
	2012	2011
	(In $ millions)
Environmental (Note 15)	78	71
Insurance	58	64
Deferred revenue	36	40
Deferred proceeds(1)	909	892
Asset retirement obligations	26	42
Derivatives (Note 21)	8	13
Income taxes payable	2	2
Other	35	29
Total	1,152	1,153
______________________________

(1)
Primarily relates to proceeds received from the Frankfurt, Germany Airport as part of a settlement for the Company to cease operations and sell its Kelsterbach, Germany manufacturing site, included in the Advanced Engineered Materials segment (Note 27). Such proceeds will be deferred until the transfer of title to the Frankfurt, Germany Airport.

Schedule of Changes in Asset Retirement Obligations
Changes in asset retirement obligations are as follows:

	Year Ended December 31,
	2012	2011	2010
	(In $ millions)
Balance at beginning of year	64	77	67
Additions(1)	3	—	—
Accretion	3	3	3
Payments	(12)	(10)	(15)
Revisions to cash flow estimates(2)	5	(5)	23
Exchange rate changes	1	(1)	(1)
Balance at end of year	64	64	77
______________________________

(1)	Primarily relates to sites which management no longer considers to have an indeterminate life.

(2)	Primarily relates to revisions to the estimated cost of future plant closures.

Debt (Tables)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Schedule of Short-term Debt

	As of December 31,
	2012	2011
	(In $ millions)
Short-Term Borrowings and Current Installments of Long-Term Debt - Third Party and Affiliates
Current installments of long-term debt	60	38
Short-term borrowings, including amounts due to affiliates	108	106
Total	168	144

The Company's weighted average interest rate on short-term borrowings, including amounts due to affiliates, was 4.0% as of December 31, 2012 compared to 4.3% as of December 31, 2011.

Schedule of Long-term Debt

	As of December 31,
	2012	2011
	(In $ millions)
Long-Term Debt
Senior credit facilities - Term C loan due 2016	977	1,386
Senior unsecured notes due 2018, interest rate of 6.625%	600	600
Senior unsecured notes due 2021, interest rate of 5.875%	400	400
Senior unsecured notes due 2022, interest rate of 4.625%	500	—
Credit-linked revolving facility due 2014, interest rate of 1.8%	50	—
Pollution control and industrial revenue bonds, interest rates ranging from 5.7% to 6.7%, due at various dates through 2030	182	182
Obligations under capital leases due at various dates through 2054	244	248
Other bank obligations due 2017, interest rate of 5.9%	37	95
Subtotal	2,990	2,911
Current installments of long-term debt	(60)	(38)
Total	2,930	2,873

Schedule of Amortization of Deferred Financing Costs	Amortization of deferred financing costs is as follows:

	Year Ended December 31,
	2012	2011	2010
	(In $ millions)
Interest expense	4	4	7

Schedule of Net Deferred Financing Costs	Net deferred financing costs are as follows:

	As of December 31,
	2012	2011
	(In $ millions)
Noncurrent Other assets	30	28

Schedule of Estimated Net Leverage Ratio and Estimated Margin
The margin for borrowings under the revolving credit facility is currently 2.5% above LIBOR or EURIBOR, as applicable, subject to increase or reduction in certain circumstances based on changes in the Company’s corporate credit ratings. Borrowings under the credit-linked revolving facility and the Term C loan facility bear interest at a variable interest rate based on LIBOR (for US dollars) or EURIBOR (for Euros), plus a margin which varies based on the Company's net leverage ratio.
The estimated net leverage ratio and margin are as follows:

	As of December 31, 2012
	Estimated Total Net Leverage Ratio	Estimated Margin
Credit-linked revolving facility	1.60	1.50%
Term C	1.60	2.75%
Borrowings under the Amended Credit Agreement bear interest at a variable interest rate based on LIBOR (for US dollars) or EURIBOR (for Euros), or, for US dollar-denominated loans under certain circumstances, a base rate, in each case plus a margin.
The margin on each facility may increase or decrease 0.25% based on the following:

Credit-Linked Revolving Facility		Term C Loan Facility
Total Net Leverage Ratio	Margin over LIBOR or EURIBOR	Total Net Leverage Ratio	Margin over LIBOR or EURIBOR
< = 2.25	1.50%	< = 1.75	2.75%
> 2.25	1.75%	> 1.75 and < = 2.25	3.00%
		> 2.25	3.25%
Term loan borrowings under the Amended Credit Agreement are subject to amortization at 1% of the initial principal amount per annum, payable quarterly. In addition, the Company pays quarterly commitment fees on the unused portions of the revolving credit facility and credit-linked revolving facility of 0.25% and 1.50% per annum, respectively.

Schedule of First Lien Senior Secured Leverage Ratios and Borrowing Capacity
The Company’s first lien senior secured leverage ratios and the borrowing capacity under the revolving credit facility are as follows:

	As of December 31, 2012
	First Lien Senior Secured Leverage Ratio
			Estimate, if Fully Drawn	Borrowing Capacity
	Maximum	Estimate
				(In $ millions)
Revolving credit facility	3.90	0.88	1.37	600

Schedule of Balances Available for Borrowing Under the Revolving Credit Facility and the Credit-linked Revolving Facility
The balances available for borrowing are as follows:

As of December 31, 2012
(In $ millions)
Revolving Credit Facility
Borrowings outstanding	—
Letters of credit issued	—
Available for borrowing	600
Credit-Linked Revolving Facility
Borrowings outstanding	50
Letters of credit issued	70
Available for borrowing	108

Schedule of Principle Payments	Principal payments scheduled to be made on the Company's debt, including short-term borrowings, are as follows:

(In $ millions)
2013	168
2014	73
2015	23
2016	962
2017	17
Thereafter	1,855
Total	3,098

Benefit Obligations (Tables)	12 Months Ended
Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Schedule of Contributions to Defined Contribution Plans and Multiemployer Defined Benefit Pension Plans
Contributions to the Company's defined contribution plans and multiemployer plans are as follows:

	Year Ended December 31,
	2012	2011	2010
	(In $ millions)
Defined contribution plans	17	15	14
Multiemployer pension plan	6	6	6

Schedule of Company's Pension and Post Retirement Benefit Plans
Summarized information on the Company's pension and postretirement benefit plans is as follows:

	Pension Benefits		Postretirement Benefits
	As of December 31,		As of December 31,
	2012	2011	2012	2011
	As Adjusted (Note 2)
	(In $ millions)
Change in Projected Benefit Obligation
Projected benefit obligation as of beginning of period	3,761	3,533	281	282
Service cost	28	28	1	1
Interest cost	170	182	11	13
Participant contributions	—	—	22	21
Plan amendments	—	(3)	4	—
Net actuarial (gain) loss(1)	466	274	12	13
Settlements	—	(1)	—	—
Benefits paid	(242)	(236)	(46)	(53)
Federal subsidy on Medicare Part D	—	—	6	4
Curtailments	—	(1)	—	—
Exchange rate changes	16	(15)	1	—
Projected benefit obligation as of end of period	4,199	3,761	292	281
Change in Plan Assets
Fair value of plan assets as of beginning of period	2,562	2,460	—	—
Actual return on plan assets	294	169	—	—
Employer contributions	270	181	24	32
Participant contributions	—	—	22	21
Settlements	—	—	—	—
Benefits paid(4)	(242)	(236)	(46)	(53)
Exchange rate changes	12	(12)	—	—
Fair value of plan assets as of end of period	2,896	2,562	—	—
Funded status as of end of period	(1,303)	(1,199)	(292)	(281)
Amounts Recognized in the Consolidated Balance Sheets Consist of:
Noncurrent Other assets	26	27	—	—
Current Other liabilities	(23)	(22)	(24)	(25)
Benefit obligations	(1,306)	(1,204)	(268)	(256)
Net amount recognized	(1,303)	(1,199)	(292)	(281)
Amounts Recognized in Accumulated Other Comprehensive Income Consist of:
Net actuarial (gain) loss(2)	9	(1)	—	—
Prior service (benefit) cost(3)	6	7	4	1
Net amount recognized	15	6	4	1
______________________________

(1)	Primarily relates to change in discount rates.

(2)	Relates to the pension plans of the Company's equity method investments.

(3)	Amount shown net of an income tax benefit of $4 million and $3 million as of December 31, 2012 and 2011, respectively, in the consolidated statements of equity (Note 16).

(4)	Includes benefit payments to nonqualified pension plans of $22 million and $22 million as of December 31, 2012 and 2011, respectively.

Schedule of Percentage of US and International Projected Benefit Obligation
The percentage of US and international projected benefit obligation at the end of the period is as follows:

	Pension Benefits		Postretirement Benefits
	As of December 31,		As of December 31,
	2012	2011	2012	2011
	(In percentages)
US plans	84	86	88	88
International plans	16	14	12	12
Total	100	100	100	100

Schedule of Percentage of US and International Fair Value of Plan Assets
The percentage of US and international fair value of plan assets at the end of the period is as follows:

	Pension Benefits
	As of December 31,
	2012	2011
	(In percentages)
US plans	83	82
International plans	17	18
Total	100	100

Schedule of Pension Plans with Projected Benefit Obligations in Excess of Plan Assets
Pension plans with projected benefit obligations in excess of plan assets are as follows:

	As of December 31,
	2012	2011
	(In $ millions)
Projected benefit obligation	3,986	3,540
Fair value of plan assets	2,657	2,314

Schedule of Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets
Included in the above table are pension plans with accumulated benefit obligations in excess of plan assets as follows:

	As of December 31,
	2012	2011
	(In $ millions)
Accumulated benefit obligation	3,881	3,468
Fair value of plan assets	2,654	2,300

Schedule of Accumulated Benefit Obligation for All Defined Benefit Pension Plans	The accumulated benefit obligation for all defined benefit pension plans is as follows:

	As of December 31,
	2012	2011
	(In $ millions)
Accumulated benefit obligation	4,096	3,697

Schedule of Net Periodic Benefit Costs
The components of net periodic benefit costs are as follows:

	Pension Benefits			Postretirement Benefits
	Year Ended December 31,			Year Ended December 31,
	2012	2011	2010	2012	2011	2010
	As Adjusted (Note 2)
	(In $ millions)
Service cost	28	28	30	1	1	1
Interest cost	170	182	188	11	13	15
Expected return on plan assets	(204)	(195)	(176)	—	—	—
Amortization of prior service cost	2	1	1	1	—	—
Recognized actuarial (gain) loss	377	293	74	12	13	10
Curtailment (gain) loss	—	—	—	—	—	—
Settlement (gain) loss	—	—	—	—	—	—
Special termination benefits	—	—	—	—	—	—
Total	373	309	117	25	27	26

Schedule of Amortization of Accumulated Other Comprehensive Income (Loss), Net Into Net Periodic Benefit Cost
Amortization of Accumulated other comprehensive income (loss), net into net periodic benefit cost in 2013 is expected to be as follows:

	Pension Benefits	Postretirement Benefits
	(In $ millions)
Prior service cost	1	—

Schedule of Nonqualified Pension Plans Funded with Nonqualified Trusts
The Company maintains nonqualified pension plans funded with nonqualified trusts for certain US employees as follows:

	As of December 31,
	2012	2011
	(In $ millions)
Nonqualified Trust Assets
Marketable securities, at fair value	53	64
Noncurrent Other assets, consisting of insurance contracts	66	69
Nonqualified Pension Obligations
Current Other liabilities	22	21
Benefit obligations	264	248

Schedule of Expense Related to Nonqualified Pension Plans Included in Net Periodic Benefit Cost, Excluding Returns on Assets
Expense relating to the nonqualified pension plans included in net periodic benefit cost, excluding returns on the assets held by the nonqualified trusts, is as follows:

	Year Ended December 31,
	2012	2011	2010
	(In $ millions)
Total	17	18	18

Schedule of Principle Weighted-average Assumptions Used to Determine Benefit Obligations and Benefit Cost
The principal weighted average assumptions used to determine benefit obligation are as follows:

	Pension Benefits		Postretirement Benefits
	As of December 31,		As of December 31,
	2012	2011	2012	2011
	(In percentages)
Discount Rate Obligations
US plans	3.80	4.60	3.40	4.30
International plans	3.55	4.70	3.82	4.10
Combined	3.77	4.61	3.45	4.28
Rate of Compensation Increase
US plans	4.00	4.00
International plans	2.85	2.63
Combined	3.81	3.58
The principal weighted average assumptions used to determine benefit cost are as follows:

	Pension Benefits			Postretirement Benefits
	Year Ended December 31,			Year Ended December 31,
	2012	2011	2010	2012	2011	2010
	(In percentages)
Discount Rate Obligations
US plans	4.60	5.30	5.90	4.30	4.90	5.50
International plans	4.70	5.05	5.41	4.04	4.95	5.49
Combined	4.61	5.26	5.83	4.27	4.91	5.50
Expected Return on Plan Assets
US plans	8.50	8.50	8.50
International plans	6.00	6.00	6.07
Combined	8.06	8.06	8.06
Rate of Compensation Increase
US plans	4.00	4.00	4.00
International plans	2.88	2.66	2.94
Combined	3.84	3.58	3.84

Schedule of Impact of One-Percentage-Point Change in Assumed Health Care Cost Trend
The impact of a one percentage point change in the assumed health care cost trend is as follows:

	Trend Rate Change
	Decreases 1%	Increases 1%
	(In $ millions)
Postretirement obligations	5	6
Service and interest cost	—	—

Schedule of Weighted-average Target Asset Allocations
The weighted average target asset allocations for the Company's pension plans in 2013 are as follows:

	US Plans	International Plans
	(In percentages)
Bonds - domestic to plans	53	81
Equities - domestic to plans	26	13
Equities - international to plans	20	3
Other	1	3
Total	100	100

Schedule of Fair Values of Pension Plan Assets
The fair values of pension plan assets are as follows:

	Fair Value Measurement
	Quoted Prices in Active Markets for Identical Assets (Level 1)		Significant Other Observable Inputs (Level 2)		Total
	As of December 31,
	2012	2011	2012	2011	2012	2011
	(In $ millions)
Assets
Cash and cash equivalents	15	14	—	—	15	14
Common/collective trusts
Loans	—	—	55	—	55	—
Equities	—	—	176	153	176	153
Derivatives
Swaps	—	—	10	10	10	10
Other	—	—	1	—	1	—
Equity securities
US companies	359	327	—	—	359	327
International companies	450	358	—	—	450	358
Fixed income
Collateralized mortgage obligations	—	—	2	6	2	6
Corporate debt	—	1	822	761	822	762
Treasuries, other debt	102	36	349	375	451	411
Mortgage backed securities	—	—	31	44	31	44
Registered investment companies	—	—	278	282	278	282
Securities lending collateral	10	63	—	—	10	63
Short-term investments	—	—	229	186	229	186
Insurance contracts	—	—	31	29	31	29
Other	22	7	8	10	30	17
Total assets	958	806	1,992	1,856	2,950	2,662
Liabilities
Derivatives
Swaps	—	—	10	10	10	10
Other	—	—	—	1	—	1
Obligations under securities lending	10	63	—	—	10	63
Total liabilities	10	63	10	11	20	74
Total net assets (1)	948	743	1,982	1,845	2,930	2,588
______________________________

(1)
Total net assets excludes non-financial plan receivables and payables of $29 million and $63 million, respectively, as of December 31, 2012 and $38 million and $64 million, respectively, as of December 31, 2011. Non-financial items include due to/from broker, interest receivables and accrued expenses.

Schedule of Level 3 Fair Value Measurement of Pension Assets Using Significant Unobservable Inputs
Level 3 fair value measurements using significant unobservable inputs are as follows:

	As of December 31,
	2012	2011
	(In $ millions)
As of the beginning of the year	—	26
Unrealized gain (loss)	—	3
Purchases, sales, issuances and settlements, net	—	(29)
As of the end of the year	—	—

Schedule of Pension Benefits Expected to be Paid from the Plans or From the Company's Assets
The table below reflects pension benefits expected to be paid from the plans or from the Company's assets. The postretirement benefits represent the Company's share of the benefit cost.

		Postretirement Benefit
	Pension Benefit Payments(1)	Payments	Expected Federal Subsidy
	(In $ millions)
2013	237	54	6
2014	236	55	6
2015	236	56	6
2016	237	55	2
2017	241	54	2
2018-2021	1,250	260	6
______________________________

(1)	Payments are expected to be made primarily from plan assets.

Schedule of Other Obligations	Additional benefit obligations are as follows:

	As of December 31,
	2012	2011
	(In $ millions)
Long-term disability	22	26
Other	6	6

Environmental (Tables)	12 Months Ended
Dec. 31, 2012
Environmental Remediation Obligations [Abstract]
Schedule of Environmental Expenditures
Environmental expenditures for preventative and remediation efforts are as follows:

	Year Ended December 31,
	2012	2011	2010
	(In $ millions)
Capital expenditures	40	30	19
Other expenditures (1)	45	41	47
______________________________

(1)	Includes expenditures for US Superfund sites of $2 million, $2 million and $2 million for the years ended December 31, 2012, 2011 and 2010, respectively.

Schedule of Environmental Remediation Reserves
The components of environmental remediation reserves are as follows:

	As of December 31,
	2012	2011
	(In $ millions)
Demerger obligations (Note 23)	31	34
Divestiture obligations (Note 23)	21	24
Active sites	28	20
US Superfund sites	15	14
Other environmental remediation reserves	4	4
Total	99	96

Schedule of Environmental Remediation Efforts	Remediation efforts recorded are as follows:

	Year Ended December 31,
	2012	2011	2010
	(In $ millions)
Cost of sales	10	2	1
Selling, general and administrative expenses	3	6	8

Schedule of Environmental Ownership and Liability Percentages
The Company's ownership interest and environmental liability participation percentages for such liabilities which cannot be attributed to an InfraServ partner are as follows:

	As of December 31, 2012
	Ownership	Liability	Reserves (1)
	(In percentages)		(In $ millions)
InfraServ GmbH & Co. Gendorf KG	39	10	11
InfraServ GmbH & Co. Knapsack KG	27	22	1
InfraServ GmbH & Co. Hoechst KG	32	40	74
______________________________

(1)	Gross reserves maintained by the respective InfraServ entity.

Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Schedule of Treasury Stock
Treasury Stock
The Company’s Board of Directors authorized the repurchase of Common Stock as follows:

Authorized Amount
(In $ millions)
February 2008	400
October 2008	100
April 2011	129
October 2012	264
As of December 31, 2012	893

The authorization gives management discretion in determining the timing and conditions under which shares may be repurchased. The repurchase program does not have an expiration date.
The share repurchase activity pursuant to this authorization is as follows:

	Year Ended December 31,				Total From February 2008 Through
	2012		2011	2010	December 31, 2012
Shares repurchased	1,059,719	(1)	652,016	1,667,592	13,142,527
Average purchase price per share	$42.44		$46.99	$28.77	$38.14
Amount spent on repurchased shares (in millions)	$45		$31	$48	$501
______________________________

(1)
Excludes 5,823 shares withheld from employee to cover statutory minimum withholding requirements for personal income taxes related to the vesting of restricted stock. Restricted stock is considered outstanding at the time of issuance and therefore, the shares withheld are treated as treasury shares.

Schedule of Components of Other Comprehensive Income (Loss), Net
Other Comprehensive Income (Loss), Net

	Year Ended December 31,
	2012			2011			2010
	Gross Amount	Income Tax (Provision) Benefit	Net Amount	Gross Amount	Income Tax (Provision) Benefit	Net Amount	Gross Amount	Income Tax (Provision) Benefit	Net Amount
	As Adjusted (Note 2)
	(In $ millions)
Unrealized gain (loss) on marketable securities	—	—	—	—	—	—	—	(1)	(1)
Foreign currency translation	13	(8)	5	(29)	2	(27)	26	11	37
Unrealized gain (loss) on interest rate swaps	10	(3)	7	37	(10)	27	32	(15)	17
Pension and postretirement benefits	(12)	1	(11)	(2)	2	—	2	—	2
Total	11	(10)	1	6	(6)	—	60	(5)	55

Schedule of Adjustments to Accumulated Other Comprehensive Income (Loss), Net
Adjustments to Accumulated other comprehensive income (loss), net, are as follows:

	Unrealized Gain (Loss) on Marketable Securities	Foreign Currency Translation	Unrealized Gain (Loss) on Interest Rate Swaps	Pension and Postretirement Benefits	Accumulated Other Comprehensive Income (Loss), Net
	As Adjusted (Note 2)
	(In $ millions)
As of December 31, 2009	—	(38)	(101)	(6)	(145)
Current period change	—	26	32	2	60
Income tax (provision) benefit	(1)	11	(15)	—	(5)
As of December 31, 2010	(1)	(1)	(84)	(4)	(90)
Current period change	—	(29)	37	(2)	6
Income tax (provision) benefit	—	2	(10)	2	(6)
As of December 31, 2011	(1)	(28)	(57)	(4)	(90)
Current period change	—	13	10	(12)	11
Income tax (provision) benefit	—	(8)	(3)	1	(10)
As of December 31, 2012	(1)	(23)	(50)	(15)	(89)

Other (Charges) Gains, Net (Tables)	12 Months Ended
Dec. 31, 2012
Restructuring and Related Activities [Abstract]
Schedule of Other (Charges) Gains, Net

	Year Ended December 31,
	2012	2011	2010
	(In $ millions)
Employee termination benefits	(6)	(22)	(32)
Kelsterbach plant relocation (Note 27)	(7)	(47)	(26)
Plumbing actions (Note 23)	5	6	59
Insurance recoveries (Note 28)	—	—	18
Asset impairments	(8)	(1)	(74)
Plant/office closures	—	—	(4)
Commercial disputes	2	15	13
Other	—	1	—
Total	(14)	(48)	(46)

Schedule of Restructuring Reserve
The changes in the restructuring reserves by business segment are as follows:

	Advanced Engineered Materials	Consumer Specialties	Industrial Specialties	Acetyl Intermediates	Other	Total
	(In $ millions)
Employee Termination Benefits
As of December 31, 2010	3	16	—	24	10	53
Additions	8	4	—	1	8	21
Cash payments	(2)	(2)	—	(20)	(4)	(28)
Other changes	—	—	—	—	(3)	(3)
Exchange rate changes	(1)	—	—	—	—	(1)
As of December 31, 2011	8	18	—	5	11	42
Additions	—	5	—	2	1	8
Cash payments	(2)	(11)	—	(3)	(3)	(19)
Other changes	—	—	—	(1)	(2)	(3)
Exchange rate changes	—	1	—	—	—	1
As of December 31, 2012	6	13	—	3	7	29
Plant/Office Closures
As of December 31, 2010	—	—	—	3	1	4
Additions	—	—	—	—	—	—
Cash payments	—	—	—	(2)	—	(2)
Other changes	—	—	—	—	—	—
Exchange rate changes	—	—	—	—	—	—
As of December 31, 2011	—	—	—	1	1	2
Additions	—	—	—	—	—	—
Cash payments	—	—	—	—	—	—
Other changes	—	—	—	—	(1)	(1)
Exchange rate changes	—	—	—	—	—	—
As of December 31, 2012	—	—	—	1	—	1
Total	6	13	—	4	7	30

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Earnings (Loss) from Continuing Operations Before Tax by Jurisdiction
Earnings (loss) from continuing operations before tax by jurisdiction are as follows:

	Year Ended December 31,
	2012	2011	2010
	As Adjusted (Note 2)
	(In $ millions)
US	195	60	131
International (1)	126	407	302
Total	321	467	433
______________________________

(1)
Includes aggregate earnings generated by operations in Bermuda, Luxembourg, the Netherlands and Hong Kong of $320 million, $317 million and $257 million for the years ended December 31, 2012, 2011 and 2010, respectively, which have an aggregate effective income tax rate of 5.6%, 4.0% and 4.8% for each year, respectively.

Schedule of Income Tax Provision (Benefit)
The income tax provision (benefit) consists of the following:

	Year Ended December 31,
	2012	2011	2010
	As Adjusted (Note 2)
	(In $ millions)
Current
US	41	24	62
International	76	32	34
Total	117	56	96
Deferred
US	(66)	(11)	(15)
International	(106)	(4)	(9)
Total	(172)	(15)	(24)
Total	(55)	41	72

Schedule of Effective Tax Rate Reconciliation
A reconciliation of the significant differences between the US federal statutory tax rate of 35% and the effective income tax rate on income from continuing operations is as follows:

	Year Ended December 31,
	2012	2011	2010
	As Adjusted (Note 2)
	(In $ millions, except percentages)
Income tax provision computed at US federal statutory tax rate	112	163	152
Change in valuation allowance	29	7	38
Equity income and dividends	(31)	(25)	(41)
(Income) expense not resulting in tax impact, net	(39)	(16)	8
US tax effect of foreign earnings and dividends	42	48	28
Foreign tax credits	(187)	(66)	(33)
Other foreign tax rate differentials	(2)	(58)	(10)
Legislative changes	—	—	(71)	(1)
Tax-deductible interest on foreign equity investments and other related items	11	(3)	(3)
State income taxes, net of federal benefit	4	4	3
Other, net	6	(13)	1
Income tax provision (benefit)	(55)	41	72

Effective income tax rate	(17)%	9%	17%
______________________________

(1)	Represents the impact of Miscellaneous Tax Resolutions issued by the Mexican tax authority to clarify various provisions included in the 2010 Mexican Tax Reform Bill.

Schedule of Consolidated Deferred Tax Assets and Liabilities
Significant components of the consolidated deferred tax assets and liabilities are as follows:

	As of December 31,
	2012	2011
	(In $ millions)
Deferred Tax Assets
Pension and postretirement obligations	579	529
Accrued expenses	58	57
Inventory	—	1
Net operating loss	398	359
Tax credit carryforwards	206	94
Other	370	159
Subtotal	1,611	1,199
Valuation allowance (1)	(399)	(363)
Total	1,212	836
Deferred Tax Liabilities
Depreciation and amortization	479	319
Investments in affiliates	83	50
Other	70	51
Total	632	420
Net deferred tax assets (liabilities)	580	416
______________________________

(1)
Includes deferred tax asset valuation allowances primarily for the Company's deferred tax assets in the US, Luxembourg, France, Spain, China, the United Kingdom and Germany, as well as other foreign jurisdictions. These valuation allowances relate primarily to net operating loss carryforward benefits and other net deferred tax assets, all of which may not be realizable

Schedule of Activity Related to Uncertain Tax Positions
Activity related to uncertain tax positions is as follows:

	Year Ended December 31,
	2012	2011	2010
	(In $ millions)
As of the beginning of the year	211	244	208
Increases in tax positions for the current year	6	—	—
Increases in tax positions for prior years	42	37	85
Decreases in tax positions for prior years	(19)	(54)	(48)
Decreases due to settlements	(33)	(16)	(1)
As of the end of the year	207	211	244

Total uncertain tax positions that if recognized would impact the effective tax rate	237	230	264
Total amount of interest and penalties recognized in the consolidated statements of operations	6	(1)	11
Total amount of interest and penalties recognized in the consolidated balance sheets	61	55	56

Management Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Total Shares Available for and Subject to Awards
Total shares available for awards and total shares subject to outstanding awards are as follows:

	As of December 31, 2012
	Shares Available for Awards	Shares Subject to Outstanding Awards
2009 GIP	11,332,510	1,811,518
2004 SIP	—	424,870	(1)
______________________________

(1)	No RSUs remaining outstanding under the 2004 SIP.

Schedule of Realized Income Tax Benefits from Stock Option Exercises and RSU Vestings
The Company realized income tax benefits from stock option exercises and RSU vestings as follows:

	Year Ended December 31,
	2012	2011	2010
	(In $ millions)
Income tax benefit realized	31	25	19
Amount reversed in current year related to prior year	1	9	—

Schedule of Black-Scholes Option Pricing Method Assumptions
The fair value of each option granted is estimated on the grant date using the Black-Scholes option pricing method. The weighted average assumptions used in the model are as follows:

	Year Ended December 31,
	2012	2011	2010
Risk-free interest rate	0.78%	0.81%	1.27%
Estimated life in years	4.59	4.75	5.72
Dividend yield	0.70%	0.60%	0.59%
Volatility	50.31%	45.00%	51.75%

Schedule of Summary of Changes in Stock Options Outstanding
The summary of changes in stock options outstanding is as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
	(In millions)	(In $)	(In years)	(In $ millions)
As of December 31, 2011	4.6	18.94	3.6	118
Granted	0.1	40.25
Exercised	(3.8)	16.57
Forfeited	(0.1)	32.47
Expired	—	—
As of December 31, 2012	0.8	29.93	4.4	12
Options exercisable at end of year	0.7	29.66	4.3	11

Schedule of Intrinsic Value of Stock Options Exercises	The total intrinsic value of stock options exercised is as follows:

	Year Ended December 31,
	2012	2011	2010
	(In $ millions)
Intrinsic value	110	20	13

Schedule of Summary of Changes in Performance-based RSUs Outstanding
A summary of changes in nonvested performance-based RSUs outstanding is as follows:

	Number of Units	Weighted Average Fair Value
	(In thousands)	(In $)
As of December 31, 2011	1,069	37.30
Granted	67	45.13
Vested	(316)	39.14
Cancelled	(171)	23.97
Forfeited	(220)	44.04
As of December 31, 2012	429	42.22

Schedule of Performance-based RSUs Monte Carlo Simulation Valuation Assumptions
The range of assumptions used in the Monte Carlo simulation approach is as follows:

	Year Ended December 31,
	2012	2011	2010
Risk-free interest rate	0.38%	0.38%	0.79%
Dividend yield	0.00 - 4.37%	0.00 - 4.37%	0.00 - 4.18%
Volatility	25 - 90%	25 - 90%	25 - 70%

Schedule of Summary of Changes in Time-based RSUs Outstanding
A summary of changes in nonvested time-based RSUs outstanding is as follows:

	Employee Time-Based RSUs			Director Time-Based RSUs
	Number of Units		Weighted Average Fair Value	Number of Units	Weighted Average Fair Value
	(In thousands)		(In $)	(In thousands)	(In $)
As of December 31, 2011	670		30.44	13	50.82
Granted	128		42.39	16	47.48
Vested	(323)		30.11	(13)	50.82
Forfeited	(44)		28.80	—	—
As of December 31, 2012	431	(1)	34.41	16	47.48
______________________________

(1)	Includes 66,108 of time-based restricted stock awards granted to the Company's Chief Executive Officer on April 5, 2012, of which 22,013 vested on October 1, 2012.

Schedule of Weighted-average Discount Rate for RSUs
The fair value of the RSUs with holding periods were discounted due to the lack of transferability of these RSUs during the holding period as follows:

	Year Ended December 31,
	2012	2011	2010
	(In percentages)
Holding period discount	30	30	30

Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Weighted-average Grant-date Fair Values of Stock Options	The weighted average grant date fair values of stock options granted is as follows:

	Year Ended December 31,
	2012	2011	2010
Total	$16.21	$11.38	$14.76

Performance Restricted Stock Units (PRSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Fair Value of Shares Vested	The fair value of shares vested for performance-based RSUs is as follows:

	Year Ended December 31,
	2012	2011	2010
	(In $ millions)
Total	12	14	8

Time Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Fair Value of Shares Vested	The fair value of shares vested for time-based RSUs is as follows:

	Year Ended December 31,
	2012	2011	2010
	(In $ millions)
Total	13	7	6

Leases (Tables)	12 Months Ended
Dec. 31, 2012
Leases [Abstract]
Schedule of Rent Expense	Rent expense recorded under all operating leases is as follows:

	Year Ended December 31,
	2012	2011	2010
	(In $ millions)
Total	165	173	160

Schedule of Future Minimum Lease Payments for Capital Leases

As of December 31, 2012
Capital Leases
(In $ millions)
2013	43
2014	42
2015	40
2016	40
2017	40
Later years	288
Sublease income	—
Minimum lease commitments	493
Less amounts representing interest	(249)
Present value of net minimum lease obligations	244

Schedule of Future Minimum Rental Payments for Operating Leases

As of December 31, 2012
Operating Leases
(In $ millions)
2013	49
2014	46
2015	40
2016	34
2017	22
Later years	116
Sublease income	(21)
Minimum lease commitments	286

Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Interest Rate Swap Derivatives
US-dollar interest rate swap derivative agreements are as follows:

As of December 31, 2012
Notional Value	Effective Date	Expiration Date	Fixed Rate (1)
(In $ millions)
1,100	January 2, 2012	January 2, 2014	1.71%
500	January 2, 2014	January 2, 2016	1.02%
______________________________

(1)	Fixes the LIBOR portion of the Company's US-dollar denominated variable rate borrowings (Note 13).

As of December 31, 2011
Notional Value	Effective Date	Expiration Date	Fixed Rate (1)
(In $ millions)
800	April 2, 2007	January 2, 2012	4.92%
400	January 2, 2008	January 2, 2012	4.33%
200	April 2, 2009	January 2, 2012	1.92%
1,100	January 2, 2012	January 2, 2014	1.71%
______________________________

(1)	Fixes the LIBOR portion of the Company's US-dollar denominated variable rate borrowings (Note 13).

Schedule of Interest Rate Swap Activity Recorded in the Consolidated Financial Statements
Interest rate swap activity is as follows:

	Year Ended December 31,
	2012	2011	2010
	(In $ millions)
Hedging activities - Interest expense	(15)	(59)	(68)
Ineffective portion - Other income (expense), net	—	—	—

Schedule of Notional Amounts of Net Foreign Exchange Exposure by Currency

2013 Maturity
(In $ millions)
Currency
Euro	(222)
British pound sterling	(27)
Chinese renminbi	(258)
Mexican peso	5
Singapore dollar	45
Canadian dollar	61
Japanese yen	(3)
Brazilian real	(14)
Swedish krona	(14)
Other	5
Total	(422)

Schedule of Notional Amounts of Foreign Currency Derivatives	Gross notional values of the foreign currency forwards and swaps are as follows:

	As of December 31,
	2012	2011
	(In $ millions)
Total	902	896

Schedule of Changes in Fair Value of Derivatives
Information regarding changes in the fair value of the Company’s derivative agreements is as follows:

	Year Ended December 31, 2012				Year Ended December 31, 2011				Year Ended December 31, 2010
	Gain (Loss) Recognized in Other Comprehensive Income (Loss)		Gain (Loss) Recognized in Earnings (Loss)		Gain (Loss) Recognized in Other Comprehensive Income (Loss)		Gain (Loss) Recognized in Earnings (Loss)		Gain (Loss) Recognized in Other Comprehensive Income (Loss)		Gain (Loss) Recognized in Earnings (Loss)
	(In $ millions)
Derivatives Designated as Cash Flow Hedges
Interest rate swaps	(12)	(1)	(15)	(2)	(24)	(3)	(59)	(2)	(31)	(4)	(68)	(2)
Derivatives Not Designated as Hedges
Interest rate swaps	—		(5)	(5)	—		—		—		—
Foreign currency forwards and swaps	—		(6)	(6)	—		16	(6)	—		33	(6)
Total	(12)		(26)		(24)		(43)		(31)		(35)
______________________________

(1)	Amount excludes $2 million of gains associated with the Company’s equity method investments’ derivative activity and $3 million of tax expense recognized in Other comprehensive income (loss).

(2)	Amount represents reclassification from Accumulated other comprehensive income (loss), net and is included in Interest expense in the consolidated statements of operations.

(3)	Amount excludes $2 million of gains associated with the Company’s equity method investments’ derivative activity and $10 million of tax expense recognized in Other comprehensive income (loss).

(4)	Amount excludes $5 million of gains associated with the Company’s equity method investments’ derivative activity and $15 million of tax expense recognized in Other comprehensive income (loss).

(5)	Included in Interest expense in the consolidated statements of operations.

(6)	Included in Foreign exchange gain (loss), net for operating activity or Other income (expense), net for non-operating activity in the consolidated statements of operations.

Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis
Assets and liabilities measured at fair value on a recurring basis are as follows:

		Fair Value Measurement
		Quoted Prices in Active Markets for Identical Assets (Level 1)		Significant Other Observable Inputs (Level 2)		Total
		As of December 31,
	Balance Sheet Classification	2012	2011	2012	2011	2012	2011
		(In $ millions)
Mutual funds	Marketable securities, at fair value	53	64	—	—	53	64
Derivatives Not Designated as Hedges
Foreign currency forwards and swaps	Current Other assets	—	—	2	9	2	9
Total assets		53	64	2	9	55	73
Derivatives Designated as Cash Flow Hedges
Interest rate swaps	Current Other liabilities	—	—	(10)	(21)	(10)	(21)
Interest rate swaps	Noncurrent Other liabilities	—	—	(7)	(13)	(7)	(13)
Derivatives Not Designated as Hedges
Interest rate swaps	Current Other liabilities	—	—	(5)	(2)	(5)	(2)
Interest rate swaps	Noncurrent Other liabilities	—	—	(1)	—	(1)	—
Foreign currency forwards and swaps	Current Other liabilities	—	—	(8)	(3)	(8)	(3)
Total liabilities		—	—	(31)	(39)	(31)	(39)

Schedule of Carrying Values and Fair Values of Financial Instruments
Carrying values and fair values of financial instruments that are not carried at fair value in the consolidated balance sheets are as follows:

			Fair Value Measurement
	Carrying Amount		Significant Other Observable Inputs (Level 2)		Unobservable Inputs (Level 3)		Total
	As of December 31,
	2012	2011	2012	2011	2012	2011	2012	2011
	(In $ millions)
Cost investments	156	147	—	—	—	—	—	—
Insurance contracts in nonqualified trusts	66	69	66	69	—	—	66	69
Long-term debt, including current installments of long-term debt	2,990	2,911	2,886	2,719	244	248	3,130	2,967

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of Plumbing Actions
The Company recorded recoveries and reductions in legal reserves related to plumbing actions to Other (charges) gains, net (Note 17) as follows:

	Year Ended December 31,
	2012	2011	2010
	(In $ millions)
Recoveries	1	2	14
Legal reserve reductions	4	4	45
Total	5	6	59

Schedule of Variable Interest Entities
The Company's carrying value of assets and liabilities associated with its obligations to VIEs, as well as the maximum exposure to loss relating to these VIEs are as follows:

	As of	As of
	December 31, 2012	December 31, 2011
	(In $ millions)
Property, plant and equipment, net	118	119

Trade payables	41	40
Current installments of long-term debt	7	6
Long-term debt	140	137
Total	188	183

Maximum exposure to loss	273	228

Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2012
Supplemental Cash Flow Information [Abstract]
Schedule of Supplemental Cash Flow Information
Supplemental cash flow information for cash and non-cash activities is as follows:

	Year Ended December 31,
	2012	2011	2010
	(In $ millions)
Taxes paid, net of refunds	64	94	135
Interest paid, net of amounts capitalized	196	230	186
Noncash Investing and Financing Activities
Fair value adjustment to securities available for sale, net of tax	—	—	(2)
Capital lease obligations	7	38	33
Accrued capital expenditures	(22)	15	21
Asset retirement obligations	8	(2)	25
Accrued Kelsterbach capital expenditures	(14)	(33)	(7)
Accrued acquisition of intangibles	(2)	—	—
Lease incentives	6	3	—

Segment Information (Tables)	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Schedule of Business Segments

	Advanced Engineered Materials	Consumer Specialties		Industrial Specialties	Acetyl Intermediates		Other Activities		Eliminations	Consolidated
	(In $ millions)
	Year Ended December 31, 2012 - As Adjusted (Note 2)
Net sales	1,261	1,186	(1)	1,184	3,231	(1)	—		(444)	6,418
Other (charges) gains, net	(2)	(4)	(2)	—	—		(8)	(2)	—	(14)
Operating profit (loss)	95	251		86	269		(526)		—	175
Equity in net earnings (loss) of affiliates	190	6		—	11		35		—	242
Depreciation and amortization	113	45		55	80		15		—	308
Capital expenditures	51	65		38	169		16		—	339	(3)
	As of December 31, 2012
Goodwill and intangibles, net	372	276		65	229		—		—	942
Total assets	2,703	1,296		963	2,238		1,800		—	9,000
	Year Ended December 31, 2011 - As Adjusted (Note 2)
Net sales	1,298	1,161	(1)	1,223	3,551	(1)	1		(471)	6,763
Other (charges) gains, net	(49)	(3)		—	14		(10)		—	(48)
Operating profit (loss)	79	229		102	458		(466)		—	402
Equity in net earnings (loss) of affiliates	161	2		—	5		24		—	192
Depreciation and amortization	100	44		45	96		13		—	298
Capital expenditures	64	92		71	122		15		—	364	(3)
	As of December 31, 2011
Goodwill and intangibles, net	391	277		54	235		—		—	957
Total assets	2,787	1,154		901	2,035		1,641		—	8,518

	Advanced Engineered Materials		Consumer Specialties		Industrial Specialties		Acetyl Intermediates		Other Activities		Eliminations	Consolidated
	(In $ millions)
	Year Ended December 31, 2010 - As Adjusted (Note 2)
Net sales	1,109		1,098	(1)	1,036		3,082	(1)	2		(409)	5,918
Other (charges) gains, net	31		(76)		25	(4)	(12)		(14)	(4)	—	(46)
Operating profit (loss)	182		163		89		237		(273)		—	398
Equity in net earnings (loss) of affiliates	144		2		—		5		17		—	168
Depreciation and amortization	76	(5)	42		41		117	(5)	11		—	287
Capital expenditures	52		50		55		49		16		—	222	(3)
______________________________

(1)
Net sales for Acetyl Intermediates and Consumer Specialties include inter-segment sales of $440 million and $4 million, respectively, for the year ended December 31, 2012 and $468 million and $3 million, respectively, for the year ended December 31, 2011; and $400 million and $9 million, respectively, for the year ended December 31, 2010.

(2)	Includes $9 million of insurance recoveries received from the Company's captive insurance companies related to the Narrows, Virginia facility that eliminates in consolidation.

(3)
Excludes expenditures related to the relocation of the Company’s POM operations in Germany (Note 27) and includes a decrease in accrued capital expenditures of $22 million for the year ended December 31, 2012 and an increase of $15 million and $21 million for the years ended December 31, 2011 and 2010, respectively.

(4)	Includes $7 million of insurance recoveries received from the Company’s captive insurance companies related to the Edmonton, Alberta, Canada facility that eliminates in consolidation.

(5)
Includes $2 million for Advanced Engineered Materials and $20 million for Acetyl Intermediates for the accelerated amortization of the unamortized prepayment related to a raw material purchase agreement (Note 23).

Schedule of Geographical Segments
Revenues and noncurrent assets are presented based on the location of the business. The net sales based on the geographic location of the Company’s facilities are as follows:

	Year Ended December 31,
	2012	2011	2010
	(In $ millions)
Net Sales
US	1,811	1,772	1,555
International	4,607	4,991	4,363
Total	6,418	6,763	5,918
International Countries with Significant Net Sales
Germany	2,082	2,328	1,950
China	733	667	596
Singapore	561	722	612
Belgium	504	461	451
Canada	284	323	277
Mexico	257	241	267
Property, plant and equipment, net based on the geographic location of the Company’s facilities is as follows:

	As of December 31,
	2012	2011
	(In $ millions)
Property, Plant and Equipment, Net
US	813	735
International	2,537	2,534
Total	3,350	3,269
International Countries with Significant Property, Plant and Equipment, Net
Germany	1,328	1,394
China	642	573
Singapore	109	112
Belgium	60	53
Canada	148	154
Mexico	128	117

Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Schedule of Earnings (Loss) Per Share

	Year Ended December 31,
	2012	2011	2010
	As Adjusted (Note 2)
	(In $ millions, except share data)
Amounts attributable to Celanese Corporation
Earnings (loss) from continuing operations	376	426	361
Earnings (loss) from discontinued operations	(4)	1	(49)
Net earnings (loss)	372	427	312
Cumulative preferred stock dividends	—	—	(3)
Net earnings (loss) available to common stockholders	372	427	309

Weighted average shares - basic	158,359,914	156,226,526	154,577,441
Dilutive stock options	848,439	1,930,072	1,828,746
Dilutive restricted stock units	622,433	813,685	425,385
Assumed conversion of preferred stock	—	—	1,553,925
Weighted average shares - diluted	159,830,786	158,970,283	158,385,497

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
Securities not included in the computation of diluted net earnings per share as their effect would have been antidilutive are as follows:

	Year Ended December 31,
	2012	2011	2010
Stock options	25,906	69,395	575,266
Restricted stock units	3,996	735	74,166
Convertible preferred stock	—	—	—
Total	29,902	70,130	649,432

Plant Relocation (Tables)	12 Months Ended
Dec. 31, 2012
Plant Relocation [Abstract]
Schedule of Plant Relocation Financial Statement Impact
A summary of the financial statement impact associated with the Kelsterbach plant relocation is as follows:

	Year Ended December 31,			Total From Inception Through
	2012	2011	2010	December 31, 2012
	(In $ millions)
Deferred proceeds (1)	—	158	—	907
Costs expensed	7	47	26	113
Costs capitalized (2)	35	171	305	1,127
Lease buyout	—	—	22	22
Employee termination benefits	—	8	—	8
______________________________

(1)
Included in noncurrent Other liabilities in the consolidated balance sheets. Amounts reflect the US dollar equivalent at the time of receipt. Upon transfer of title to Fraport, the deferred proceeds will be recognized in the consolidated statements of operations. Such proceeds will be reduced by assets of €22 million included in Property, plant and equipment, net and €87 million included in noncurrent Other assets in the consolidated balance sheets, to be transferred to Fraport or otherwise disposed.

(2)	Includes a decrease in accrued capital expenditures of $14 million, $33 million and $7 million for the years ended December 31, 2012, 2011 and 2010, respectively.

Insurance Recoveries (Tables)	12 Months Ended
Dec. 31, 2012
Insurance Recoveries [Abstract]
Schedule of Business Insurance Recoveries
Insurance recoveries included in Other (charges) gains, net (Note 17) are as follows:

	Year Ended December 31,
	2012	2011	2010
	(In $ millions)
Narrows, Virginia
Consumer Specialties	9	—	—
Other Activities	(9)	—	—
Edmonton, Alberta, Canada
Industrial Specialties	—	—	25
Other Activities	—	—	(7)
Total net recoveries	—	—	18	(1)
______________________________

(1)	Total net recoveries for the year ended December 31, 2010 consists of $8 million related to property damage and $10 million related to business interruption.

Consolidating Guarantor Financial Information (Tables)	12 Months Ended
Dec. 31, 2012
Consolidating Guarantor Financial Information [Abstract]
Schedule of Consolidating Statement of Operations
CELANESE CORPORATION AND SUBSIDIARIES
CONSOLIDATING STATEMENT OF OPERATIONS

	Year Ended December 31, 2012
	Parent Guarantor	Issuer	Subsidiary Guarantors	Non- Guarantors	Eliminations	Consolidated
	As Adjusted (Note 2)
	(In $ millions)
Net sales	—	—	2,692	4,829	(1,103)	6,418
Cost of sales	—	—	(1,906)	(4,423)	1,092	(5,237)
Gross profit	—	—	786	406	(11)	1,181
Selling, general and administrative expenses	—	—	(440)	(390)	—	(830)
Amortization of intangible assets	—	—	(18)	(33)	—	(51)
Research and development expenses	—	—	(74)	(30)	—	(104)
Other (charges) gains, net	—	—	17	(22)	(9)	(14)
Foreign exchange gain (loss), net	—	—	—	(4)	—	(4)
Gain (loss) on disposition of businesses and assets, net	—	—	(1)	(2)	—	(3)
Operating profit (loss)	—	—	270	(75)	(20)	175
Equity in net earnings (loss) of affiliates	369	473	199	201	(1,000)	242
Interest expense	—	(198)	(42)	(73)	128	(185)
Refinancing expense	—	(3)	—	—	—	(3)
Interest income	—	59	65	6	(128)	2
Dividend income - cost investments	—	—	—	85	—	85
Other income (expense), net	—	—	(10)	15	—	5
Earnings (loss) from continuing operations before tax	369	331	482	159	(1,020)	321
Income tax (provision) benefit	3	38	(16)	15	15	55
Earnings (loss) from continuing operations	372	369	466	174	(1,005)	376
Earnings (loss) from operation of discontinued operations	—	—	(5)	(1)	—	(6)
Gain (loss) on disposition of discontinued operations	—	—	—	—	—	—
Income tax (provision) benefit from discontinued operations	—	—	2	—	—	2
Earnings (loss) from discontinued operations	—	—	(3)	(1)	—	(4)
Net earnings (loss)	372	369	463	173	(1,005)	372
Net (earnings) loss attributable to noncontrolling interests	—	—	—	—	—	—
Net earnings (loss) attributable to Celanese Corporation	372	369	463	173	(1,005)	372
CELANESE CORPORATION AND SUBSIDIARIES
CONSOLIDATING STATEMENT OF OPERATIONS

	Year Ended December 31, 2011
	Parent Guarantor	Issuer	Subsidiary Guarantors	Non- Guarantors	Eliminations	Consolidated
	As Adjusted (Note 2)
	(In $ millions)
Net sales	—	—	2,572	5,240	(1,049)	6,763
Cost of sales	—	—	(1,861)	(4,510)	1,025	(5,346)
Gross profit	—	—	711	730	(24)	1,417
Selling, general and administrative expenses	—	—	(402)	(403)	—	(805)
Amortization of intangible assets	—	—	(17)	(45)	—	(62)
Research and development expenses	—	—	(67)	(31)	—	(98)
Other (charges) gains, net	—	—	23	(71)	—	(48)
Foreign exchange gain (loss), net	—	—	—	—	—	—
Gain (loss) on disposition of businesses and assets, net	—	—	(1)	—	(1)	(2)
Operating profit (loss)	—	—	247	180	(25)	402
Equity in net earnings (loss) of affiliates	425	590	165	166	(1,154)	192
Interest expense	—	(217)	(41)	(41)	78	(221)
Refinancing expense	—	(3)	—	—	—	(3)
Interest income	—	23	48	10	(78)	3
Dividend income - cost investments	—	—	—	80	—	80
Other income (expense), net	—	—	(39)	53	—	14
Earnings (loss) from continuing operations before tax	425	393	380	448	(1,179)	467
Income tax (provision) benefit	2	32	(49)	(35)	9	(41)
Earnings (loss) from continuing operations	427	425	331	413	(1,170)	426
Earnings (loss) from operation of discontinued operations	—	—	3	(1)	—	2
Gain (loss) on disposition of discontinued operations	—	—	—	—	—	—
Income tax (provision) benefit from discontinued operations	—	—	(1)	—	—	(1)
Earnings (loss) from discontinued operations	—	—	2	(1)	—	1
Net earnings (loss)	427	425	333	412	(1,170)	427
Net (earnings) loss attributable to noncontrolling interests	—	—	—	—	—	—
Net earnings (loss) attributable to Celanese Corporation	427	425	333	412	(1,170)	427
CELANESE CORPORATION AND SUBSIDIARIES
CONSOLIDATING STATEMENT OF OPERATIONS

	Year Ended December 31, 2010
	Parent Guarantor	Issuer	Subsidiary Guarantors	Non- Guarantors	Eliminations	Consolidated
	As Adjusted (Note 2)
	(In $ millions)
Net sales	—	—	2,277	4,570	(929)	5,918
Cost of sales	—	—	(1,712)	(3,980)	942	(4,750)
Gross profit	—	—	565	590	13	1,168
Selling, general and administrative expenses	—	—	(258)	(340)	—	(598)
Amortization of intangible assets	—	—	(14)	(47)	—	(61)
Research and development expenses	—	—	(43)	(27)	—	(70)
Other (charges) gains, net	—	—	68	(114)	—	(46)
Foreign exchange gain (loss), net	—	—	—	(3)	—	(3)
Gain (loss) on disposition of businesses and assets, net	—	—	3	5	—	8
Operating profit (loss)	—	—	321	64	13	398
Equity in net earnings (loss) of affiliates	342	486	153	126	(939)	168
Interest expense	—	(173)	(38)	(46)	53	(204)
Refinancing expense	—	(16)	—	—	—	(16)
Interest income	—	21	30	9	(53)	7
Dividend income - cost investments	—	—	—	73	—	73
Other income (expense), net	(27)	2	(52)	84	—	7
Earnings (loss) from continuing operations before tax	315	320	414	310	(926)	433
Income tax (provision) benefit	(3)	22	(59)	(30)	(2)	(72)
Earnings (loss) from continuing operations	312	342	355	280	(928)	361
Earnings (loss) from operation of discontinued operations	—	—	(78)	(2)	—	(80)
Gain (loss) on disposition of discontinued operations	—	—	2	—	—	2
Income tax (provision) benefit from discontinued operations	—	—	28	1	—	29
Earnings (loss) from discontinued operations	—	—	(48)	(1)	—	(49)
Net earnings (loss)	312	342	307	279	(928)	312
Net (earnings) loss attributable to noncontrolling interests	—	—	—	—	—	—
Net earnings (loss) attributable to Celanese Corporation	312	342	307	279	(928)	312

Schedule of Consolidating Statement of Comprehensive Income (Loss)
CELANESE CORPORATION AND SUBSIDIARIES
CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME (LOSS)

	Year Ended December 31, 2012
	Parent Guarantor	Issuer	Subsidiary Guarantors	Non- Guarantors	Eliminations	Consolidated
	As Adjusted (Note 2)
	(In $ millions)
Net earnings (loss)	372	369	463	173	(1,005)	372
Other comprehensive income (loss), net of tax
Unrealized gain (loss) on marketable securities	—	—	—	—	—	—
Foreign currency translation	5	5	(12)	1	6	5
Unrealized gain (loss) on interest rate swaps	7	7	(1)	3	(9)	7
Pension and postretirement benefits	(11)	(11)	(2)	(11)	24	(11)
Total other comprehensive income (loss), net of tax	1	1	(15)	(7)	21	1
Total comprehensive income (loss), net of tax	373	370	448	166	(984)	373
Comprehensive (income) loss attributable to noncontrolling interests	—	—	—	—	—	—
Comprehensive income (loss) attributable to Celanese Corporation	373	370	448	166	(984)	373
CELANESE CORPORATION AND SUBSIDIARIES
CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME (LOSS)

	Year Ended December 31, 2011
	Parent Guarantor	Issuer	Subsidiary Guarantors	Non- Guarantors	Eliminations	Consolidated
	As Adjusted (Note 2)
	(In $ millions)
Net earnings (loss)	427	425	333	412	(1,170)	427
Other comprehensive income (loss), net of tax
Unrealized gain (loss) on marketable securities	—	—	—	—	—	—
Foreign currency translation	(27)	(27)	(6)	6	27	(27)
Unrealized gain (loss) on interest rate swaps	27	27	1	1	(29)	27
Pension and postretirement benefits	—	—	(2)	2	—	—
Total other comprehensive income (loss), net of tax	—	—	(7)	9	(2)	—
Total comprehensive income (loss), net of tax	427	425	326	421	(1,172)	427
Comprehensive (income) loss attributable to noncontrolling interests	—	—	—	—	—	—
Comprehensive income (loss) attributable to Celanese Corporation	427	425	326	421	(1,172)	427
CELANESE CORPORATION AND SUBSIDIARIES
CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME (LOSS)

	Year Ended December 31, 2010
	Parent Guarantor	Issuer	Subsidiary Guarantors	Non- Guarantors	Eliminations	Consolidated
	As Adjusted (Note 2)
	(In $ millions)
Net earnings (loss)	312	342	307	279	(928)	312
Other comprehensive income (loss), net of tax
Unrealized gain (loss) on marketable securities	(1)	(1)	(1)	—	2	(1)
Foreign currency translation	37	37	37	(10)	(64)	37
Unrealized gain (loss) on interest rate swaps	17	17	—	(4)	(13)	17
Pension and postretirement benefits	2	2	—	2	(4)	2
Total other comprehensive income (loss), net of tax	55	55	36	(12)	(79)	55
Total comprehensive income (loss), net of tax	367	397	343	267	(1,007)	367
Comprehensive (income) loss attributable to noncontrolling interests	—	—	—	—	—	—
Comprehensive income (loss) attributable to Celanese Corporation	367	397	343	267	(1,007)	367

Schedule of Consolidating Balance Sheet
CELANESE CORPORATION AND SUBSIDIARIES
CONSOLIDATING BALANCE SHEET

	As of December 31, 2012
	Parent Guarantor	Issuer	Subsidiary Guarantors	Non- Guarantors	Eliminations	Consolidated
	(In $ millions)
ASSETS
Current Assets
Cash and cash equivalents	10	—	275	674	—	959
Trade receivables - third party and affiliates	—	—	340	653	(166)	827
Non-trade receivables, net	31	444	1,754	484	(2,504)	209
Inventories, net	—	—	196	589	(74)	711
Deferred income taxes	—	—	62	8	(21)	49
Marketable securities, at fair value	—	—	52	1	—	53
Other assets	—	5	15	27	(16)	31
Total current assets	41	449	2,694	2,436	(2,781)	2,839
Investments in affiliates	1,692	3,437	1,579	570	(6,478)	800
Property, plant and equipment, net	—	—	813	2,537	—	3,350
Deferred income taxes	—	5	509	92	—	606
Other assets	—	1,927	132	414	(2,010)	463
Goodwill	—	—	305	472	—	777
Intangible assets, net	—	—	69	96	—	165
Total assets	1,733	5,818	6,101	6,617	(11,269)	9,000
LIABILITIES AND EQUITY
Current Liabilities
Short-term borrowings and current installments of long-term debt - third party and affiliates	—	1,584	208	159	(1,783)	168
Trade payables - third party and affiliates	—	—	269	546	(166)	649
Other liabilities	—	40	267	475	(307)	475
Deferred income taxes	—	21	—	25	(21)	25
Income taxes payable	—	—	419	73	(454)	38
Total current liabilities	—	1,645	1,163	1,278	(2,731)	1,355
Noncurrent Liabilities
Long-term debt	—	2,467	872	1,597	(2,006)	2,930
Deferred income taxes	—	—	—	50	—	50
Uncertain tax positions	3	6	23	149	—	181
Benefit obligations	—	—	1,362	240	—	1,602
Other liabilities	—	8	101	1,055	(12)	1,152
Total noncurrent liabilities	3	2,481	2,358	3,091	(2,018)	5,915
Total Celanese Corporation stockholders’ equity	1,730	1,692	2,580	2,248	(6,520)	1,730
Noncontrolling interests	—	—	—	—	—	—
Total equity	1,730	1,692	2,580	2,248	(6,520)	1,730
Total liabilities and equity	1,733	5,818	6,101	6,617	(11,269)	9,000
CELANESE CORPORATION AND SUBSIDIARIES
CONSOLIDATING BALANCE SHEET

	As of December 31, 2011
	Parent Guarantor	Issuer	Subsidiary Guarantors	Non- Guarantors	Eliminations	Consolidated
	(In $ millions)
ASSETS
Current Assets
Cash and cash equivalents	—	—	133	549	—	682
Trade receivables - third party and affiliates	—	—	297	694	(120)	871
Non-trade receivables, net	29	383	1,651	562	(2,390)	235
Inventories, net	—	—	187	590	(65)	712
Deferred income taxes	—	—	103	17	(16)	104
Marketable securities, at fair value	—	—	64	—	—	64
Other assets	—	6	18	45	(34)	35
Total current assets	29	389	2,453	2,457	(2,625)	2,703
Investments in affiliates	1,315	2,978	1,530	535	(5,534)	824
Property, plant and equipment, net	—	—	735	2,534	—	3,269
Deferred income taxes	—	17	382	22	—	421
Other assets	—	1,903	132	296	(1,987)	344
Goodwill	—	—	298	462	—	760
Intangible assets, net	—	—	69	128	—	197
Total assets	1,344	5,287	5,599	6,434	(10,146)	8,518
LIABILITIES AND EQUITY
Current Liabilities
Short-term borrowings and current installments of long-term debt - third party and affiliates	—	1,492	176	131	(1,655)	144
Trade payables - third party and affiliates	—	—	258	535	(120)	673
Other liabilities	—	63	353	506	(383)	539
Deferred income taxes	—	16	—	17	(16)	17
Income taxes payable	—	—	384	35	(407)	12
Total current liabilities	—	1,571	1,171	1,224	(2,581)	1,385
Noncurrent Liabilities
Long-term debt	—	2,372	834	1,650	(1,983)	2,873
Deferred income taxes	—	—	—	92	—	92
Uncertain tax positions	3	16	27	136	—	182
Benefit obligations	—	—	1,346	146	—	1,492
Other liabilities	—	13	99	1,055	(14)	1,153
Total noncurrent liabilities	3	2,401	2,306	3,079	(1,997)	5,792
Total Celanese Corporation stockholders’ equity	1,341	1,315	2,122	2,131	(5,568)	1,341
Noncontrolling interests	—	—	—	—	—	—
Total equity	1,341	1,315	2,122	2,131	(5,568)	1,341
Total liabilities and equity	1,344	5,287	5,599	6,434	(10,146)	8,518

Schedule of Consolidating Statement of Cash Flows
CELANESE CORPORATION AND SUBSIDIARIES
CONSOLIDATING STATEMENT OF CASH FLOWS

	Year Ended December 31, 2012
	Parent Guarantor	Issuer	Subsidiary Guarantors	Non- Guarantors	Eliminations	Consolidated
	(In $ millions)
Net cash provided by (used in) operating activities	7	(100)	396	489	(70)	722
Investing Activities
Capital expenditures on property, plant and equipment	—	—	(170)	(191)	—	(361)
Acquisitions, net of cash acquired	—	—	(23)	—	—	(23)
Proceeds from sale of businesses and assets, net	—	—	1	—	—	1
Deferred proceeds from Kelsterbach plant relocation	—	—	—	—	—	—
Capital expenditures related to Kelsterbach plant relocation	—	—	—	(49)	—	(49)
Return of capital from subsidiary	—	—	—	—	—	—
Contributions to subsidiary	—	—	(3)	—	3	—
Intercompany loan receipts (disbursements)	—	5	(53)	—	48	—
Other, net	—	—	(9)	(59)	—	(68)
Net cash provided by (used in) investing activities	—	5	(257)	(299)	51	(500)
Financing Activities
Short-term borrowings (repayments), net	—	53	5	(3)	(53)	2
Proceeds from short-term borrowings	—	—	—	71	—	71
Repayments of short-term borrowings	—	—	—	(71)	—	(71)
Proceeds from long-term debt	—	500	50	—	—	550
Repayments of long-term debt	—	(414)	(10)	(70)	5	(489)
Refinancing costs	—	(9)	—	—	—	(9)
Purchases of treasury stock, including related fees	(45)	—	—	—	—	(45)
Dividends to parent	—	(35)	(35)	—	70	—
Contributions from parent	—	—	—	3	(3)	—
Stock option exercises	62	—	—	—	—	62
Series A common stock dividends	(43)	—	—	—	—	(43)
Preferred stock dividends	—	—	—	—	—	—
Return of capital to parent	—	—	—	—	—	—
Other, net	29	—	(7)	(1)	—	21
Net cash provided by (used in) financing activities	3	95	3	(71)	19	49
Exchange rate effects on cash and cash equivalents	—	—	—	6	—	6
Net increase (decrease) in cash and cash equivalents	10	—	142	125	—	277
Cash and cash equivalents as of beginning of period	—	—	133	549	—	682
Cash and cash equivalents as of end of period	10	—	275	674	—	959
CELANESE CORPORATION AND SUBSIDIARIES
CONSOLIDATING STATEMENT OF CASH FLOWS

	Year Ended December 31, 2011
	Parent Guarantor	Issuer	Subsidiary Guarantors	Non- Guarantors	Eliminations	Consolidated
	(In $ millions)
Net cash provided by (used in) operating activities	41	(127)	446	368	(90)	638
Investing Activities
Capital expenditures on property, plant and equipment	—	—	(145)	(204)	—	(349)
Acquisitions, net of cash acquired	—	—	(8)	—	—	(8)
Proceeds from sale of businesses and assets, net	—	—	1	5	—	6
Deferred proceeds from Kelsterbach plant relocation	—	—	—	159	—	159
Capital expenditures related to Kelsterbach plant relocation	—	—	—	(204)	—	(204)
Return of capital from subsidiary	—	100	—	—	(100)	—
Contributions to subsidiary	—	(100)	—	—	100	—
Intercompany loan receipts (disbursements)	—	5	(307)	—	302	—
Other, net	—	—	(15)	(30)	—	(45)
Net cash provided by (used in) investing activities	—	5	(474)	(274)	302	(441)
Financing Activities
Short-term borrowings (repayments), net	—	307	(5)	(8)	(307)	(13)
Proceeds from short-term borrowings	—	—	—	70	—	70
Repayments of short-term borrowings	—	—	—	(73)	—	(73)
Proceeds from long-term debt	—	400	—	11	—	411
Repayments of long-term debt	—	(532)	(9)	(55)	5	(591)
Refinancing costs	—	(8)	—	—	—	(8)
Purchases of treasury stock, including related fees	(31)	—	—	—	—	(31)
Dividends to parent	—	(45)	(45)	—	90	—
Contributions from parent	—	—	100	—	(100)	—
Stock option exercises	20	—	—	—	—	20
Series A common stock dividends	(34)	—	—	—	—	(34)
Preferred stock dividends	—	—	—	—	—	—
Return of capital to parent	—	—	—	(100)	100	—
Other, net	4	—	(8)	—	—	(4)
Net cash provided by (used in) financing activities	(41)	122	33	(155)	(212)	(253)
Exchange rate effects on cash and cash equivalents	—	—	—	(2)	—	(2)
Net increase (decrease) in cash and cash equivalents	—	—	5	(63)	—	(58)
Cash and cash equivalents as of beginning of period	—	—	128	612	—	740
Cash and cash equivalents as of end of period	—	—	133	549	—	682
CELANESE CORPORATION AND SUBSIDIARIES
CONSOLIDATING STATEMENT OF CASH FLOWS

	Year Ended December 31, 2010
	Parent Guarantor	Issuer	Subsidiary Guarantors	Non- Guarantors	Eliminations	Consolidated
	(In $ millions)
Net cash provided by (used in) operating activities	44	(38)	173	445	(172)	452
Investing Activities
Capital expenditures on property, plant and equipment	—	—	(88)	(113)	—	(201)
Acquisitions, net of cash acquired	—	—	(46)	—	—	(46)
Proceeds from sale of businesses and assets, net	—	—	4	22	—	26
Deferred proceeds from Kelsterbach plant relocation	—	—	—	—	—	—
Capital expenditures related to Kelsterbach plant relocation	—	—	—	(312)	—	(312)
Return of capital from subsidiary	—	—	—	—	—	—
Contributions to subsidiary	—	—	—	—	—	—
Intercompany loan receipts (disbursements)	—	5	(337)	—	332	—
Other, net	—	—	(6)	(21)	—	(27)
Net cash provided by (used in) investing activities	—	5	(473)	(424)	332	(560)
Financing Activities
Short-term borrowings (repayments), net	—	370	3	(34)	(370)	(31)
Proceeds from short-term borrowings	—	—	—	70	—	70
Repayments of short-term borrowings	—	—	—	(55)	—	(55)
Proceeds from long-term debt	—	600	—	—	—	600
Repayments of long-term debt	—	(827)	(7)	(101)	38	(897)
Refinancing costs	—	(24)	—	—	—	(24)
Purchases of treasury stock, including related fees	(48)	—	—	—	—	(48)
Dividends to parent	—	(86)	(86)	—	172	—
Contributions from parent	—	—	—	—	—	—
Stock option exercises	14	—	—	—	—	14
Series A common stock dividends	(28)	—	—	—	—	(28)
Preferred stock dividends	(3)	—	—	—	—	(3)
Return of capital to parent	—	—	—	—	—	—
Other, net	16	—	(2)	—	—	14
Net cash provided by (used in) financing activities	(49)	33	(92)	(120)	(160)	(388)
Exchange rate effects on cash and cash equivalents	—	—	—	(18)	—	(18)
Net increase (decrease) in cash and cash equivalents	(5)	—	(392)	(117)	—	(514)
Cash and cash equivalents as of beginning of period	5	—	520	729	—	1,254
Cash and cash equivalents as of end of period	—	—	128	612	—	740

Description of the Company and Basis of Presentation (Narrative) (Details)	Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Consolidated subsidiaries ownership percentage	100.00%

Summary of Accounting Policies (Schedule of Changes in Accounting Policy Regarding Pension and Other Postretirement Benefits - Consolidated Statements of Operations) (Details) (USD $)
In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cost of sales	$ (5,237)	[1]	$ (5,346)	[1]	$ (4,750)	[1]
Gross profit	1,181	[1]	1,417	[1]	1,168	[1]
Selling, general and administrative expenses	(830)	[1]	(805)	[1]	(598)	[1]
Research and development expenses	(104)	[1]	(98)	[1]	(70)
Operating profit (loss)	175	[1]	402	[1]	398	[1]
Earnings (loss) from continuing operations before tax	321	[1]	467	[1]	433	[1]
Income tax (provision) benefit	55	[1]	(41)	[1]	(72)	[1]
Earnings (loss) from continuing operations	376	[1]	426	[1]	361	[1]
Net earnings (loss)	372	[1]	427	[1]	312	[1]
Net earnings (loss) attributable to Celanese Corporation	372	[1]	427	[1]	312	[1]
Net earnings (loss) available to common stockholders	372	[1]	427	[1]	309	[1]
Earnings (loss) per common share - basic
Continuing operations	$ 2.37	[1]	$ 2.72	[1]	$ 2.31	[1]
Discontinued operations	$ (0.02)		$ 0.01		$ (0.31)
Net earnings (loss) - basic	$ 2.35	[1]	$ 2.73	[1]	$ 2	[1]
Earnings (loss) per common share - diluted
Continuing operations	$ 2.35	[1]	$ 2.68	[1]	$ 2.28	[1]
Discontinued operations	$ (0.02)		$ 0.01		$ (0.31)
Net earnings (loss) - diluted	$ 2.33	[1]	$ 2.69	[1]	$ 1.97	[1]
As Previously Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cost of sales	(5,226)		(5,329)		(4,738)
Gross profit	1,192		1,434		1,180
Selling, general and administrative expenses	(507)		(536)		(505)
Research and development expenses	(102)		(96)		(70)
Operating profit (loss)	511		690		503
Earnings (loss) from continuing operations before tax	657		755		538
Income tax (provision) benefit	(48)		(149)		(112)
Earnings (loss) from continuing operations	609		606		426
Net earnings (loss)	605		607		377
Net earnings (loss) attributable to Celanese Corporation	605		607		377
Net earnings (loss) available to common stockholders	605		607		374
Earnings (loss) per common share - basic
Continuing operations	$ 3.84		$ 3.88		$ 2.73
Discontinued operations	$ (0.02)		$ 0.01		$ (0.31)
Net earnings (loss) - basic	$ 3.82		$ 3.89		$ 2.42
Earnings (loss) per common share - diluted
Continuing operations	$ 3.81		$ 3.81		$ 2.69
Discontinued operations	$ (0.02)		$ 0.01		$ (0.31)
Net earnings (loss) - diluted	$ 3.79		$ 3.82		$ 2.38
Effect of Change [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cost of sales	(11)		(17)		(12)
Gross profit	(11)		(17)		(12)
Selling, general and administrative expenses	(323)		(269)		(93)
Research and development expenses	(2)		(2)		0
Operating profit (loss)	(336)		(288)		(105)
Earnings (loss) from continuing operations before tax	(336)		(288)		(105)
Income tax (provision) benefit	103		108		40
Earnings (loss) from continuing operations	(233)		(180)		(65)
Net earnings (loss)	(233)		(180)		(65)
Net earnings (loss) attributable to Celanese Corporation	(233)		(180)		(65)
Net earnings (loss) available to common stockholders	$ (233)		$ (180)		$ (65)
Earnings (loss) per common share - basic
Continuing operations	$ (1.47)		$ (1.16)		$ (0.42)
Discontinued operations	$ 0		$ 0		$ 0
Net earnings (loss) - basic	$ (1.47)		$ (1.16)		$ (0.42)
Earnings (loss) per common share - diluted
Continuing operations	$ (1.46)		$ (1.13)		$ (0.41)
Discontinued operations	$ 0		$ 0		$ 0
Net earnings (loss) - diluted	$ (1.46)		$ (1.13)		$ (0.41)

[1]	As Adjusted (Note 2)

Summary of Accounting Policies (Schedule of Changes in Accounting Policy Regarding Pension and Other Postretirement Benefits - Consolidated Statements of Comprehensive Income (Loss)) (Details) (USD $)
In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net earnings (loss)	$ 372	[1]	$ 427	[1]	$ 312	[1]
Pension and postretirement benefits	(11)	[1]	0	[1]	2	[1]
Total other comprehensive income (loss), net of tax	1	[1]	0	[1]	55	[1]
As Previously Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net earnings (loss)	605		607		377
Pension and postretirement benefits	(244)		(180)		(63)
Total other comprehensive income (loss), net of tax	(232)		(180)		(10)
Effect of Change [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net earnings (loss)	(233)		(180)		(65)
Pension and postretirement benefits	233		180		65
Total other comprehensive income (loss), net of tax	$ 233		$ 180		$ 65

[1]	As Adjusted (Note 2)

Summary of Accounting Policies (Schedule of Changes in Accounting Policy Regarding Pension and Other Postretirement Benefits - Consolidated Balance Sheets) (Details) (USD $)
In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Retained earnings	$ 1,993	[1]	$ 1,664	[1]
Accumulated other comprehensive income (loss), net	(89)	[1]	(90)	[1]	(90)	[1]	(145)	[1]
As Previously Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Retained earnings	2,986		2,424
Accumulated other comprehensive income (loss), net	(1,082)		(850)
Effect of Change [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Retained earnings	(993)		(760)
Accumulated other comprehensive income (loss), net	$ 993		$ 760

[1]	As Adjusted (Note 2)

Summary of Accounting Policies (Schedule of Changes in Accounting Policy Regarding Pension and Other Postretirement Benefits - Consolidated Statements of Equity) (Details) (USD $)
In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Balance as of the beginning of the period	$ 1,341		$ 926
Net earnings (loss) attributable to Celanese Corporation	372	[1]	427	[1]	312	[1]
Other comprehensive income (loss), net of tax	1	[1]	0	[1]	55	[1]
Total Celanese Corporation stockholders' equity	1,730		1,341
Balance as of the end of the period	1,730		1,341		926
Total Celanese Corporation stockholders' equity
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total Celanese Corporation stockholders' equity	1,730		1,341		926
Retained earnings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Balance as of the beginning of the period	1,664	[1]	1,271	[1]	990	[1]
Net earnings (loss) attributable to Celanese Corporation	372		427	[1]	312	[1]
Balance as of the end of the period	1,993	[1]	1,664	[1]	1,271	[1]
Accumulated other comprehensive income (loss), net
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Balance as of the beginning of the period	(90)	[1]	(90)	[1]	(145)	[1]
Other comprehensive income (loss), net of tax	1	[1]	0	[1]	55	[1]
Balance as of the end of the period	(89)	[1]	(90)	[1]	(90)	[1]
As Previously Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net earnings (loss) attributable to Celanese Corporation	605		607		377
Other comprehensive income (loss), net of tax	(232)		(180)		(10)
As Previously Reported [Member] | Retained earnings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Balance as of the beginning of the period	2,424		1,851		1,505
Net earnings (loss) attributable to Celanese Corporation	605		607		377
Balance as of the end of the period	2,986		2,424		1,851
As Previously Reported [Member] | Accumulated other comprehensive income (loss), net
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Balance as of the beginning of the period	(850)		(670)		(660)
Other comprehensive income (loss), net of tax	(232)		(180)		(10)
Balance as of the end of the period	(1,082)		(850)		(670)
Effect of Change [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net earnings (loss) attributable to Celanese Corporation	(233)		(180)		(65)
Other comprehensive income (loss), net of tax	233		180		65
Effect of Change [Member] | Retained earnings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Balance as of the beginning of the period	(760)		(580)		(515)
Net earnings (loss) attributable to Celanese Corporation	(233)		(180)		(65)
Balance as of the end of the period	(993)		(760)		(580)
Effect of Change [Member] | Accumulated other comprehensive income (loss), net
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Balance as of the beginning of the period	760		580		515
Other comprehensive income (loss), net of tax	233		180		65
Balance as of the end of the period	$ 993		$ 760		$ 580

[1]	As Adjusted (Note 2)

Summary of Accounting Policies (Schedule of Changes in Accounting Policy Regarding Pension and Other Postretirement Benefits - Consolidated Statements of Cash Flows) (Details) (USD $)
In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net earnings (loss)	$ 372	[1]	$ 427	[1]	$ 312	[1]
Pension and postretirement benefit expense	9	[1]	30	[1]	59	[1]
Pension and postretirement contributions	(288)	[1]	(209)	[1]	(81)	[1]
Actuarial (gain) loss on pension and postretirement plans	389	[1]	306	[1]	84	[1]
Deferred income taxes, net	(175)	[1]	(15)	[1]	(24)	[1]
Other liabilities	(24)	[1]	(101)	[1]	(60)	[1]
As Previously Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net earnings (loss)	605		607		377
Pension and postretirement benefit expense	0		0		0
Pension and postretirement contributions	0		0		0
Actuarial (gain) loss on pension and postretirement plans	0		0		0
Deferred income taxes, net	(73)		93		15
Other liabilities	(249)		(262)		(102)
Effect of Change [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net earnings (loss)	(233)		(180)		(65)
Pension and postretirement benefit expense	9		30		59
Pension and postretirement contributions	(288)		(209)		(81)
Actuarial (gain) loss on pension and postretirement plans	389		306		84
Deferred income taxes, net	(102)		(108)		(39)
Other liabilities	$ 225		$ 161		$ 42

[1]	As Adjusted (Note 2)

Summary of Accounting Policies (Schedule of Changes in Accounting Policy Regarding Pension and Other Postretirement Benefits - Segment Information) (Details) (USD $)
In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating profit (loss)	$ 175	[1]	$ 402	[1]	$ 398	[1]
Advanced Engineered Materials [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating profit (loss)	95	[1]	79	[1]	182	[1]
Consumer Specialties [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating profit (loss)	251	[1]	229	[1]	163	[1]
Industrial Specialties [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating profit (loss)	86	[1]	102	[1]	89	[1]
Acetyl Intermediates [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating profit (loss)	269	[1]	458	[1]	237	[1]
Other Activities [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating profit (loss)	(526)	[1]	(466)	[1]	(273)	[1]
As Previously Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating profit (loss)	511		690		503
As Previously Reported [Member] | Advanced Engineered Materials [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating profit (loss)	86		76		186
As Previously Reported [Member] | Consumer Specialties [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating profit (loss)	244		227		164
As Previously Reported [Member] | Industrial Specialties [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating profit (loss)	82		100		89
As Previously Reported [Member] | Acetyl Intermediates [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating profit (loss)	263		459		243
As Previously Reported [Member] | Other Activities [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating profit (loss)	(164)		(172)		(179)
Effect of Change [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating profit (loss)	(336)		(288)		(105)
Effect of Change [Member] | Advanced Engineered Materials [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating profit (loss)	9		3		(4)
Effect of Change [Member] | Consumer Specialties [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating profit (loss)	7		2		(1)
Effect of Change [Member] | Industrial Specialties [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating profit (loss)	4		2		0
Effect of Change [Member] | Acetyl Intermediates [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating profit (loss)	6		(1)		(6)
Effect of Change [Member] | Other Activities [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating profit (loss)	$ (362)		$ (294)		$ (94)

[1]	As Adjusted (Note 2)

Summary of Accounting Policies (Cash and Cash Equivalents Narrative) (Details)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Maturity range of cash and cash equivalents, number of months or less	0 years 3 months

Summary of Accounting Policies (Investments in Affiliates Narrative) (Details)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Certain investments, ownership percentage greater than, accounted for as cost investment	20.00%
Subsidiary reporting period lag	one quarter

Summary of Accounting Policies (Schedule of Estimated Useful Lives of Depreciable Assets) (Details)	12 Months Ended
Dec. 31, 2012
Land Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated useful lives	20 years
Buildings and Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated useful lives	30 years
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated useful lives	20 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated useful lives	10 years

Summary of Accounting Policies (Environmental Liabilities Narrative) (Details)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Environmental liabilities accrual period	15 years

Summary of Accounting Policies (Insurance Loss Reserves Narrative) (Details)	Dec. 31, 2012
Accounting Policies [Abstract]
Number of wholly-owned insurance companies	2

Summary of Accounting Policies (Income Taxes Narrative) (Details)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Deferred tax assets recoverability, valuation allowance	A valuation allowance is provided when it is more likely than not (likelihood of greater than 50%) that some portion or all of the deferred tax assets will not be realized. Tax positions that meet the more-likely-than-not threshold are measured using a probability weighted approach as the largest amount of tax benefit that is greater than 50% likely of being realized upon settlement.
Deferred tax assets recoverability, valuation allowance threshold percentage	50.00%

Acquisitions, Dispositions, Ventures and Plant Closures (Ventures Narrative) (Details) (Advanced Engineered Materials [Member], Ibn Sina, Saudi Arabia [Member])	Dec. 31, 2012	Apr. 30, 2010 Previous [Member]	Apr. 30, 2010 Subsequent [Member]
Acquisitions, Dispositions, Ventures and Plant Closures [Line Items]
Celanese ownership interest, percentage	25.00%
Ownership percentage by other equity holders	25.00%
Indirect economic interest, percentage		25.00%	32.50%

Acquisitions, Dispositions, Ventures and Plant Closures (Schedule of Restructuring and Related Costs) (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Mar. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Acquisitions, Dispositions, Ventures and Plant Closures [Line Items]
Employee termination benefits		$ (6)	$ (22)	$ (32)
Gain (loss) on disposition of assets, net		(3)	(2)	8
Consumer Specialties [Member] | Spondon, UK [Member]
Acquisitions, Dispositions, Ventures and Plant Closures [Line Items]
Employee termination benefits		(5)	(4)	(15)
Asset impairments	(72)	(8)	0	(72)
Total exit costs recorded to Other (charges) gains, net		(13)	(4)	(87)
Accelerated depreciation		(6)	(7)	(6)
Other		(5)	(3)	0
Total plant shutdown costs		(11)	(10)	(6)
Acetyl Intermediates [Member] | Pardies, France [Member]
Acquisitions, Dispositions, Ventures and Plant Closures [Line Items]
Employee termination benefits		(2)	(4)	(6)
Asset impairments		0	0	(1)
Contract termination costs		0	0	(3)
Reindustrialization costs		0	0	(3)
Other		0	0	1
Total exit costs recorded to Other (charges) gains, net		(2)	(4)	(12)
Gain (loss) on disposition of assets, net		0	1	0
Inventory write-offs		0	0	(4)
Accelerated depreciation		0	0	0
Other		(8)	(4)	(8)
Total plant shutdown costs		$ (8)	$ (3)	$ (12)

Acquisitions, Dispositions, Ventures and Plant Closures (Plant Closures Narrative) (Details) (Consumer Specialties [Member], Spondon, UK [Member], USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Mar. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consumer Specialties [Member] | Spondon, UK [Member]
Acquisitions, Dispositions, Ventures and Plant Closures [Line Items]
Asset impairments	$ 72	$ 8	$ 0	$ 72

Marketable Securities, at Fair Value (Schedule of Realized Gain (Loss) on Available-for-sale Securities) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Investments, Debt and Equity Securities [Abstract]
Realized gain on sale of securities	$ 0	$ 0	$ 8
Realized loss on sale of securities	0	0	0
Net realized gain (loss) on sale of securities	$ 0	$ 0	$ 8

Marketable Securities, at Fair Value (Schedule of Available-for-sale Securities) (Details) (Mutual Funds [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Mutual Funds [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	$ 53	$ 64
Gross unrealized gain	0	0
Gross unrealized loss	0	0
Fair value	$ 53	$ 64

Receivables, Net Receivables, Net (Schedule of Trade Receivables - Third Party and Affiliates, Net) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Receivables [Abstract]
Trade receivables - third party and affiliates	$ 836	$ 880
Allowance for doubtful accounts - third party and affiliates	(9)	(9)
Trade receivables - third party and affiliates, net	$ 827	$ 871

Receivables, Net Receivables, Net (Schedule of Non-trade Receivables, Net) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Receivables [Abstract]
Non-income taxes receivable	$ 80	$ 82
Reinsurance receivables	22	24
Income taxes receivable	53	66
Other	55	64
Allowance for doubtful accounts - other	(1)	(1)
Non-trade receivables, net	$ 209	$ 235

Inventories (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Inventory Disclosure [Abstract]
Finished goods	$ 514	$ 511
Work-in-process	42	38
Raw materials and supplies	155	163
Total	$ 711	$ 712

Investments in Affiliates (Schedule of Equity Method Investments) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended																					3 Months Ended	12 Months Ended													12 Months Ended				3 Months Ended		12 Months Ended							12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Advanced Engineered Materials [Member]	Dec. 31, 2011 Advanced Engineered Materials [Member]	Dec. 31, 2010 Advanced Engineered Materials [Member]	Dec. 31, 2012 Other Activities [Member]	Dec. 31, 2011 Other Activities [Member]	Dec. 31, 2010 Other Activities [Member]	Dec. 31, 2012 Consumer Specialties [Member]	Dec. 31, 2011 Consumer Specialties [Member]	Dec. 31, 2010 Consumer Specialties [Member]	Dec. 31, 2012 National Methonal Company (Ibn Sina) [Member] Advanced Engineered Materials [Member]	Dec. 31, 2011 National Methonal Company (Ibn Sina) [Member] Advanced Engineered Materials [Member]	Dec. 31, 2010 National Methonal Company (Ibn Sina) [Member] Advanced Engineered Materials [Member]	Dec. 31, 2012 Fortron Industries LLC [Member] Advanced Engineered Materials [Member]	Dec. 31, 2011 Fortron Industries LLC [Member] Advanced Engineered Materials [Member]	Dec. 31, 2010 Fortron Industries LLC [Member] Advanced Engineered Materials [Member]	Dec. 31, 2012 Korea Engineering Plastics Co., Ltd. [Member] Advanced Engineered Materials [Member]	Dec. 31, 2011 Korea Engineering Plastics Co., Ltd. [Member] Advanced Engineered Materials [Member]	Dec. 31, 2010 Korea Engineering Plastics Co., Ltd. [Member] Advanced Engineered Materials [Member]	Mar. 31, 2012 Polyplastics Co., Ltd. [Member] Advanced Engineered Materials [Member]	Dec. 31, 2012 Polyplastics Co., Ltd. [Member] Advanced Engineered Materials [Member]		Dec. 31, 2011 Polyplastics Co., Ltd. [Member] Advanced Engineered Materials [Member]		Dec. 31, 2010 Polyplastics Co., Ltd. [Member] Advanced Engineered Materials [Member]		Dec. 31, 2012 Una SA [Member] Advanced Engineered Materials [Member]		Dec. 31, 2011 Una SA [Member] Advanced Engineered Materials [Member]		Dec. 31, 2010 Una SA [Member] Advanced Engineered Materials [Member]		Dec. 31, 2012 InfraServ GmbH & Co. Gendorf KG [Member]	Dec. 31, 2012 InfraServ GmbH & Co. Gendorf KG [Member] Other Activities [Member]	Dec. 31, 2011 InfraServ GmbH & Co. Gendorf KG [Member] Other Activities [Member]	Dec. 31, 2010 InfraServ GmbH & Co. Gendorf KG [Member] Other Activities [Member]	Dec. 31, 2012 InfraServ GmbH & Co. Hoechst KG [Member]	Dec. 31, 2012 InfraServ GmbH & Co. Hoechst KG [Member] Other Activities [Member]		Dec. 31, 2012 InfraServ GmbH & Co. Hoechst KG [Member] Other Activities [Member]		Dec. 31, 2011 InfraServ GmbH & Co. Hoechst KG [Member] Other Activities [Member]		Dec. 31, 2010 InfraServ GmbH & Co. Hoechst KG [Member] Other Activities [Member]		Dec. 31, 2012 InfraServ GmbH & Co. Knapsack KG [Member]	Dec. 31, 2012 InfraServ GmbH & Co. Knapsack KG [Member] Other Activities [Member]	Dec. 31, 2011 InfraServ GmbH & Co. Knapsack KG [Member] Other Activities [Member]	Dec. 31, 2010 InfraServ GmbH & Co. Knapsack KG [Member] Other Activities [Member]	Dec. 31, 2012 Sherbrooke Capital Health and Wellness, L.P. [Member] Consumer Specialties [Member]		Dec. 31, 2011 Sherbrooke Capital Health and Wellness, L.P. [Member] Consumer Specialties [Member]		Dec. 31, 2010 Sherbrooke Capital Health and Wellness, L.P. [Member] Consumer Specialties [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage													25.00%	25.00%		50.00%	50.00%		50.00%	50.00%			45.00%	[1]	45.00%	[1]			0.00%	[2]	0.00%	[2]			39.00%	39.00%	39.00%		32.00%	32.00%	[3]	32.00%	[3]	32.00%	[3]			27.00%	27.00%	27.00%		10.00%	[4]	10.00%	[4]
Carrying value	$ 644	$ 677											$ 55	$ 54		$ 92	$ 87		$ 153	$ 150			$ 138	[1]	$ 202	[1]			$ 0	[2]	$ 0	[2]				$ 36	$ 33			$ 143	[3]	$ 143	[3]	$ 125	[3]				$ 22	$ 21		$ 5	[4]	$ 5	[4]
Share of earnings (loss)	242	192	168	190	161	144	35	24	17	6	2	2	130	112	81	9	7	5	19	23	20		32	[1]	19	[1]	37	[1]	0	[2]	0	[2]	1	[2]		9	10	4		22		38	[3]	16	[3]	16	[3]		5	5	4	0	[4]	0	[4]	0	[4]
Share of earnings (loss), additional information																																								InfraServ GmbH & Co. Hoechst KG is owned primarily by an entity included in the Company's Other Activities. The Company's Consumer Specialties segment and Acetyl Intermediates segment also each hold an ownership percentage. During the year ended December 31, 2012, a subsidiary of InfraServ GmbH & Co. Hoechst KG restructured its debt resulting in additional net earnings of affiliates of $22 million attributable to the Company.
Dividends and other distributions	$ (262)	$ (205)	$ (138)										$ (126)	$ (111)	$ (84)	$ (3)	$ 0	$ 0	$ (23)	$ (22)	$ (20)	$ (72)	$ (81)	[1]	$ (45)	[1]	$ (10)	[1]	$ 0	[2]	$ (3)	[2]	$ 0	[2]		$ (7)	$ (3)	$ (2)				$ (18)	[3]	$ (16)	[3]	$ (18)	[3]		$ (4)	$ (5)	$ (4)	$ 0	[4]	$ 0	[4]	$ 0	[4]

[1]	During the year ended December 31, 2012, the Company amended its existing joint venture and other related agreements with Polyplastics Co., Ltd. The amended agreements, among other items, modified certain dividend rights, resulting in a net cash dividend payment to the Company of $72 million during the three months ended March 31, 2012.
[2]	The Company divested this investment in March 2011.
[3]	InfraServ GmbH & Co. Hoechst KG is owned primarily by an entity included in the Company's Other Activities. The Company's Consumer Specialties segment and Acetyl Intermediates segment also each hold an ownership percentage. During the year ended December 31, 2012, a subsidiary of InfraServ GmbH & Co. Hoechst KG restructured its debt resulting in additional net earnings of affiliates of $22 million attributable to the Company.
[4]	The Company accounts for its ownership interest in Sherbrooke Capital Health and Wellness, L.P. under the equity method of accounting because the Company is able to exercise significant influence.

Investments in Affiliates (Schedule of Summarized Balance Sheet Information for Ibn Sina (National Methanol)) (Details) (National Methonal Company (Ibn Sina) [Member], USD $)
In Millions, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
National Methonal Company (Ibn Sina) [Member]
Schedule of Equity Method Investments [Line Items]
Current assets	$ 379	$ 350
Noncurrent assets	205	210
Current liabilities	172	162
Noncurrent liabilities	$ 56	$ 41

Investments in Affiliates (Schedule of Summarized Income Statement Information for Ibn Sina (National Methanol)) (Details) (National Methonal Company (Ibn Sina) [Member], USD $)
In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
National Methonal Company (Ibn Sina) [Member]
Schedule of Equity Method Investments [Line Items]
Revenues	$ 1,328	$ 1,204	$ 923
Gross profit	659	546	403
Net income	$ 582	$ 481	$ 357

Investments in Affiliates (Schedule of Cost Method Investments) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Noncontrolling Interest [Line Items]
Carrrying value	$ 156	$ 147
Dividend income	85	80	73
Kumming Cellulose Fibers Co. Ltd. [Member] | Consumer Specialties [Member]
Noncontrolling Interest [Line Items]
Ownership percentage	30.00%	30.00%
Carrrying value	14	14
Dividend income	13	12	11
Nantong Cellulose Fibers Co. Ltd. [Member] | Consumer Specialties [Member]
Noncontrolling Interest [Line Items]
Ownership percentage	31.00%	31.00%
Carrrying value	106	97
Dividend income	59	56	51
Zhuhai Cellulose Fibers Co. Ltd. [Member] | Consumer Specialties [Member]
Noncontrolling Interest [Line Items]
Ownership percentage	30.00%	30.00%
Carrrying value	14	14
Dividend income	11	10	9
InfraServ GmbH & Co. Wiesbaden KG [Member] | Other Activities [Member]
Noncontrolling Interest [Line Items]
Ownership percentage	8.00%	8.00%
Carrrying value	6	6
Dividend income	2	2	2
Other Noncontrolling Interests [Member]
Noncontrolling Interest [Line Items]
Carrrying value	16	16
Dividend income	$ 0	$ 0	$ 0

Investments in Affiliates (Schedule of Transactions with Affiliates) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Investments in and Advances to Affiliates, Schedule of Investments [Abstract]
Purchases	$ 163	$ 190	$ 169
Sales	1	10	8
Interest income	$ 0	$ 1	$ 1

Investments in Affiliates (Schedule of Balances with Affiliates) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Investments in and Advances to Affiliates, Schedule of Investments [Abstract]
Non-trade receivables	$ 11	$ 15
Total due from affiliates	11	15
Short-term borrowings	36	34
Trade payables	9	4
Current Other liabilities	6	8
Total due to affiliates	$ 51	$ 46

Property, Plant and Equipment, Net (Schedule of Property, Plant and Equipment, Net) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Gross asset value	$ 4,856	$ 4,585
Accumulated depreciation	(1,506)	(1,316)
Net book value	3,350	3,269
Land [Member]
Property, Plant and Equipment [Line Items]
Gross asset value	49	56
Land Improvements [Member]
Property, Plant and Equipment [Line Items]
Gross asset value	45	41
Building and Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Gross asset value	675	636
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Gross asset value	3,760	3,514
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Gross asset value	$ 327	$ 338

Property, Plant and Equipment, Net (Schedule of Assets Under Capital Leases) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Capital Leased Assets [Line Items]
Accumulated depreciation	$ (122)	$ (96)
Net book value	202	211
Buildings [Member]
Capital Leased Assets [Line Items]
Gross capital leased asset value	34	33
Machinery and Equipment [Member]
Capital Leased Assets [Line Items]
Gross capital leased asset value	$ 290	$ 274

Property, Plant and Equipment, Net (Schedule of Capitalized Interest and Depreciation Expense) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment, Net [Abstract]
Capitalized interest	$ 7	$ 4	$ 2
Depreciation expense	$ 261	$ 232	$ 195

Goodwill and Intangible Assets, Net (Schedule of Goodwill) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill
Acquisitions (Note 4)	$ 7	$ 1
Exchange rate changes	10	(15)
Goodwill	777	760	774
Accumulated impairment losses	0	0	0
Net book value	777	760	774
Advanced Engineered Materials [Member]
Goodwill
Acquisitions (Note 4)	0	0
Exchange rate changes	3	(5)
Goodwill	297	294	299
Accumulated impairment losses	0	0	0
Net book value	297	294	299
Consumer Specialties [Member]
Goodwill
Acquisitions (Note 4)	0	0
Exchange rate changes	3	(3)
Goodwill	249	246	249
Accumulated impairment losses	0	0	0
Net book value	249	246	249
Industrial Specialties [Member]
Goodwill
Acquisitions (Note 4)	7	1
Exchange rate changes	0	(1)
Goodwill	42	35	35
Accumulated impairment losses	0	0	0
Net book value	42	35	35
Acetyl Intermediates [Member]
Goodwill
Acquisitions (Note 4)	0	0
Exchange rate changes	4	(6)
Goodwill	189	185	191
Accumulated impairment losses	0	0	0
Net book value	$ 189	$ 185	$ 191

Goodwill and Intangible Assets, Net (Schedule of Finite-Lived Intangible Assets, Net) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Gross Asset Value
Acquisitions (Note 4)	$ 15	[1]	$ 7
Exchange rate changes	8		(12)
Gross asset value	619		596	601
Accumulated Amortization
Amortization	(51)		(62)	(61)
Exchange rate changes	(7)		14
Accumulated amortization	(536)		(478)	(430)
Net book value	83
Weighted average life of intangible assets acquired	8 years
Licenses [Member]
Gross Asset Value
Acquisitions (Note 4)	0		0
Exchange rate changes	0		2
Gross asset value	32		32	30
Accumulated Amortization
Amortization	(3)		(3)
Exchange rate changes	0		0
Accumulated amortization	(16)		(13)	(10)
Net book value	16
Customer-Related Intangible Assets [Member]
Gross Asset Value
Acquisitions (Note 4)	4		0
Exchange rate changes	8		(13)
Gross asset value	525		513	526
Accumulated Amortization
Amortization	(40)		(52)
Exchange rate changes	(7)		14
Accumulated amortization	(480)		(433)	(395)
Net book value	45
Developed Technology [Member]
Gross Asset Value
Acquisitions (Note 4)	3		7
Exchange rate changes	0		0
Gross asset value	30		27	20
Accumulated Amortization
Amortization	(3)		(3)
Exchange rate changes	0		0
Accumulated amortization	(17)		(14)	(11)
Net book value	13
Covenants Not to Compete and Other [Member]
Gross Asset Value
Acquisitions (Note 4)	8		0
Exchange rate changes	0		(1)
Gross asset value	32		24	25
Accumulated Amortization
Amortization	(5)		(4)
Exchange rate changes	0		0
Accumulated amortization	(23)		(18)	(14)
Net book value	$ 9

[1]	Weighted average amortization period of intangible assets acquired was 8 years.

Goodwill and Intangible Assets, Net (Schedule of Indefinite-Lived Intangible Assets, Net) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Gross Asset Value
Exchange rate changes	$ 8	$ (12)
Trademarks and Trade Names [Member]
Gross Asset Value
Acquisitions (Note 4)	2	0
Exchange rate changes	1	(2)
Gross asset value	$ 82	$ 79	$ 81

Goodwill and Intangible Assets, Net (Schedule of Estimated Amortization Expense) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
2013	$ 32
2014	21
2015	10
2016	7
2017	$ 6

Current Other Liabilities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other Liabilities, Current [Abstract]
Salaries and benefits	$ 74	$ 101
Environmental (Note 15)	21	25
Restructuring (Note 17)	30	44
Insurance	15	19
Asset retirement obligations	38	22
Derivatives (Note 21)	23	26
Current portion of benefit obligations (Note 14)	47	47
Interest	23	25
Sales and use tax/foreign withholding tax payable	17	16
Uncertain tax positions (Note 18)	65	70
Customer rebates	44	55
Other	78	89
Total	$ 475	$ 539

Noncurrent Other Liabilities (Schedule of Noncurrent Other Liabilities) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Other Liabilities, Noncurrent [Abstract]
Environmental (Note 15)	$ 78		$ 71
Insurance	58		64
Deferred revenue	36		40
Deferred proceeds	909	[1]	892	[1]
Asset retirement obligations	26		42
Derivatives (Note 21)	8		13
Income taxes payable	2		2
Other	35		29
Total	$ 1,152		$ 1,153

[1]	Primarily relates to proceeds received from the Frankfurt, Germany Airport as part of a settlement for the Company to cease operations and sell its Kelsterbach, Germany manufacturing site, included in the Advanced Engineered Materials segment (Note 27). Such proceeds will be deferred until the transfer of title to the Frankfurt, Germany Airport.

Noncurrent Other Liabilities (Schedule of Changes in Asset Retirement Obligations) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Other Liabilities, Noncurrent [Abstract]
Balance at beginning of year	$ 64		$ 77		$ 67
Additions	3	[1]	0	[1]	0	[1]
Accretion	3		3		3
Payments	(12)		(10)		(15)
Revisions to cash flow estimates	5	[2]	(5)	[2]	23	[2]
Exchange rate changes	1		(1)		(1)
Balance at end of year	$ 64		$ 64		$ 77

[1]	Primarily relates to sites which management no longer considers to have an indeterminate life.
[2]	Primarily relates to revisions to the estimated cost of future plant closures.

Noncurrent Other Liabilities (Schedule of Changes in Asset Retirement Obligations Narrative) (Details) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other Liabilities, Noncurrent [Abstract]
Asset retirement obligation, liability for assets or businesses acquired	$ 10	$ 10
Asset retirement obligation, recoveries receivable	4
Asset retirement obligation, recoveries receivable non-trade	$ 6

Debt (Schedule of Short-term Debt) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Short-Term Borrowings and Current Installments of Long-Term Debt - Third Party and Affiliates
Current installments of long-term debt	$ 60	$ 38
Short-term borrowings, including amounts due to affiliates	108	106
Total	$ 168	$ 144
Weighted average interest rate	4.00%	4.30%

Debt (Schedule of Long-term Debt) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	May 31, 2011 Term B Loan Facility [Member]	Dec. 31, 2012 Term C Loan Facility [Member]	Dec. 31, 2011 Term C Loan Facility [Member]	Sep. 30, 2010 Senior Unsecured Notes Due 2018 [Member]	Dec. 31, 2012 Senior Unsecured Notes Due 2018 [Member]	Dec. 31, 2011 Senior Unsecured Notes Due 2018 [Member]	May 31, 2011 Senior Unsecured Notes Due 2021 [Member]	Dec. 31, 2012 Senior Unsecured Notes Due 2021 [Member]	Dec. 31, 2011 Senior Unsecured Notes Due 2021 [Member]	Nov. 30, 2012 Senior Unsecured Notes Due 2022 [Member]	Dec. 31, 2012 Senior Unsecured Notes Due 2022 [Member]	Dec. 31, 2011 Senior Unsecured Notes Due 2022 [Member]	Dec. 31, 2012 Credit-linked Revolving Facility [Member]	Dec. 31, 2011 Credit-linked Revolving Facility [Member]	Dec. 31, 2012 Pollution Control and Industrial Revenue Bonds [Member]	Dec. 31, 2011 Pollution Control and Industrial Revenue Bonds [Member]	Dec. 31, 2012 Obligations Under Capital Leases [Member]	Dec. 31, 2011 Obligations Under Capital Leases [Member]	Dec. 31, 2012 Other Bank Obligations [Member]	Dec. 31, 2011 Other Bank Obligations [Member]
Long-Term Debt
Senior credit facilities			$ 516	$ 977	$ 1,386										$ 50	$ 0
Senior notes							600	600		400	400		500	0
Year of maturity			Apr 2, 2014	Oct 31, 2016	Oct 31, 2016	Oct 15, 2018	Oct 15, 2018	Oct 15, 2018	Jun 15, 2021	Jun 15, 2021	Jun 15, 2021	Nov 15, 2022	Nov 15, 2022
Interest rate, stated percentage						6.63%	6.63%	6.63%	5.88%	5.88%	5.88%	4.63%	4.63%								5.90%
Credit facility, expiration date															Apr 2, 2014
Credit facility, interest rate															1.80%
Other long-term debt																	182	182
Interest rate, stated percentage range, minimum																	5.70%
Interest rate, stated percentage range, maximum																	6.70%
Year of maturity, range end																	Nov 1, 2030		Mar 31, 2054		Mar 21, 2017
Capital lease obligations																			244	248
Other loans payable																					37	95
Subtotal	2,990	2,911
Current installments of long-term debt	(60)	(38)
Total	$ 2,930	$ 2,873

Debt (Schedule of Amortization of Deferred Financing Costs) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Debt Disclosure [Abstract]
Interest expense	$ 4	$ 4	$ 7

Debt (Schedule of Net Deferred Financing Costs) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Disclosure [Abstract]
Noncurrent Other assets	$ 30	$ 28

Debt (Schedule of Estimated Net Leverage Ratio and Estimated Margin) (Details)	12 Months Ended
Dec. 31, 2012
Debt Instrument [Line Items]
Margin increase or decrease percentage	0.25%
Amortization rate of initial principal amount per annum payable quarterly	1.00%
Credit-linked Revolving Facility [Member]
Debt Instrument [Line Items]
Estimated margin	1.50%
Total net leverage ratio	< = 2.25
Estimated total net leverage ratio	1.6
Line of credit facility, unused capacity, commitment fee percentage	1.50%
Credit-linked Revolving Facility [Member] | Increases Margin by Zero Point Twenty Five Percent [Member]
Debt Instrument [Line Items]
Estimated margin	1.75%
Total net leverage ratio	> 2.25
Term C Loan Facility [Member]
Debt Instrument [Line Items]
Estimated margin	2.75%
Total net leverage ratio	< = 1.75
Estimated total net leverage ratio	1.6
Term C Loan Facility [Member] | Increases Margin by Zero Point Twenty Five Percent [Member]
Debt Instrument [Line Items]
Estimated margin	3.00%
Total net leverage ratio	> 1.75 and < = 2.25
Term C Loan Facility [Member] | Increases Margin by Zero Point Fifty Percent [Member]
Debt Instrument [Line Items]
Estimated margin	3.25%
Total net leverage ratio	> 2.25
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Estimated margin	2.50%
Line of credit facility, unused capacity, commitment fee percentage	0.25%

Debt (Schedule of First Lien Senior Secured Leverage Ratios and Borrowing Capacity) (Details) (Revolving Credit Facility [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Sep. 30, 2010
Debt Instrument [Line Items]
Revolving credit facility borrowing capacity	$ 600	$ 600
Ratio Maximum [Member]
Debt Instrument [Line Items]
First lien secured leverage ratio	3.9
Ratio Estimate [Member]
Debt Instrument [Line Items]
First lien secured leverage ratio	0.88
Ratio Estimate If Fully Drawn [Member]
Debt Instrument [Line Items]
First lien secured leverage ratio	1.37

Debt (Schedule of Balances Available for Borrowing Under the Revolving Credit Facility and the Credit-linked Revolving Facility) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Borrowings outstanding	$ 0
Letters of credit issued	0
Available for borrowing	600
Credit-linked Revolving Facility [Member]
Debt Instrument [Line Items]
Borrowings outstanding	50	0
Letters of credit issued	70
Available for borrowing	$ 108

Debt (Schedule of Principle Payments) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Debt Disclosure [Abstract]
2013	$ 168
2014	73
2015	23
2016	962
2017	17
Thereafter	1,855
Total	$ 3,098

Debt (Narrative) (Details) (USD $)	1 Months Ended	12 Months Ended					1 Months Ended		12 Months Ended		1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended		12 Months Ended
	May 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Nov. 30, 2012	Oct. 31, 2012	May 31, 2011 Term B Loan Facility [Member]	Nov. 30, 2012 Term C Loan Facility [Member]	Dec. 31, 2012 Term C Loan Facility [Member]	Dec. 31, 2011 Term C Loan Facility [Member]	Nov. 30, 2012 Senior Unsecured Notes Due 2022 [Member]	Dec. 31, 2012 Senior Unsecured Notes Due 2022 [Member]	May 31, 2011 Senior Unsecured Notes Due 2021 [Member]	Dec. 31, 2012 Senior Unsecured Notes Due 2021 [Member]	Dec. 31, 2011 Senior Unsecured Notes Due 2021 [Member]	Sep. 30, 2010 Senior Unsecured Notes Due 2018 [Member]	Dec. 31, 2012 Senior Unsecured Notes Due 2018 [Member]	Dec. 31, 2011 Senior Unsecured Notes Due 2018 [Member]	Sep. 30, 2010 Revolving Credit Facility [Member]	Dec. 31, 2012 Revolving Credit Facility [Member]	Dec. 31, 2012 Credit-linked Revolving Facility [Member]	Dec. 31, 2011 Credit-linked Revolving Facility [Member]	Sep. 30, 2010 Credit-linked Revolving Facility [Member]	Dec. 31, 2012 Amended Credit Agreement [Member]
Debt Instrument [Line Items]
Senior notes											$ 500,000,000		$ 400,000,000			$ 600,000,000
Interest rate, stated percentage											4.63%	4.63%	5.88%	5.88%	5.88%	6.63%	6.63%	6.63%
Line of credit facility, prepayment								400,000,000
Year of maturity							Apr 2, 2014		Oct 31, 2016	Oct 31, 2016	Nov 15, 2022	Nov 15, 2022	Jun 15, 2021	Jun 15, 2021	Jun 15, 2021	Oct 15, 2018	Oct 15, 2018	Oct 15, 2018
Notes redemption price											100.00%		100.00%			100.00%
Accelerated amortization of deferred financing costs	3,000,000	3,000,000	3,000,000	16,000,000
Deferred financing costs	8,000,000				8,000,000	22,000,000
Senior credit facilities							516,000,000		977,000,000	1,386,000,000										0	50,000,000	0
Revolving credit facility borrowing capacity																			600,000,000	600,000,000			228,000,000
Credit facility, expiration date																			Oct 31, 2015		Apr 2, 2014
Cross default covenant to other debt																								$ 40,000,000

Benefit Obligations (Schedule of Contributions to Defined Contribution Plans and Multiemployer Defined Benefit Pension Plans) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Compensation and Retirement Disclosure [Abstract]
Defined contribution plans	$ 17	$ 15	$ 14
Multiemployer pension plan	$ 6	$ 6	$ 6

Benefit Obligations Benefit Obligations (Schedule of Company's Pension and Post Retirement Benefit Plans) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Amounts Recognized in Accumulated Other Comprehensive Income Consist of:
Net amount recognized	$ 11	[1]	$ 0	[1]	$ (2)	[1]
Other comprehensive (income) loss, tax effect	4	[1]	3	[1]
Pension Benefits [Member]
Change in Projected Benefit Obligation
Projected benefit obligation at beginning of period	3,761		3,533
Service cost	28		28		30
Interest cost	170		182		188
Participant contributions	0		0
Plan amendments	0		(3)
Net actuarial (gain) loss	466	[2]	274	[2]
Settlements	0		(1)
Benefits paid	(242)	[3]	(236)	[3]
Federal subsidy on Medicare Part D	0		0
Curtailments	0		(1)
Exchange rate changes	16		(15)
Projected benefit obligation at end of period	4,199		3,761		3,533
Change in Plan Assets
Fair value of plan assets at beginning of period	2,562		2,460
Actual return on plan assets	294		169
Employer contributions	270		181
Participant contributions	0		0
Settlements	0		0
Benefits paid	(242)	[3]	(236)	[3]
Exchange rate changes	12		(12)
Fair value of plan assets at end of period	2,896		2,562		2,460
Funded Status, as of end of period	(1,303)		(1,199)
Amounts Recognized in the Consolidated Balance Sheets Consist of:
Noncurrent Other assets	26		27
Current Other liabilities	(23)		(22)
Benefit obligations	(1,306)		(1,204)
Net amount recognized	(1,303)		(1,199)
Amounts Recognized in Accumulated Other Comprehensive Income Consist of:
Net actuarial (gain) loss	9	[1],[4]	(1)	[1],[4]
Prior service (benefit) cost	6	[5]	7	[5]
Net amount recognized	15	[1]	6	[1]
Benefits paid	(242)	[3]	(236)	[3]
Postretirement Benefits [Member]
Change in Projected Benefit Obligation
Projected benefit obligation at beginning of period	281		282
Service cost	1		1		1
Interest cost	11		13		15
Participant contributions	22		21
Plan amendments	4		0
Net actuarial (gain) loss	12	[2]	13	[2]
Settlements	0		0
Benefits paid	(46)	[3]	(53)	[3]
Federal subsidy on Medicare Part D	6		4
Curtailments	0		0
Exchange rate changes	1		0
Projected benefit obligation at end of period	292		281		282
Change in Plan Assets
Fair value of plan assets at beginning of period	0		0
Actual return on plan assets	0		0
Employer contributions	24		32
Participant contributions	22		21
Settlements	0		0
Benefits paid	(46)	[3]	(53)	[3]
Exchange rate changes	0		0
Fair value of plan assets at end of period	0		0		0
Funded Status, as of end of period	(292)		(281)
Amounts Recognized in the Consolidated Balance Sheets Consist of:
Noncurrent Other assets	0		0
Current Other liabilities	(24)		(25)
Benefit obligations	(268)		(256)
Net amount recognized	(292)		(281)
Amounts Recognized in Accumulated Other Comprehensive Income Consist of:
Net actuarial (gain) loss	0	[1],[4]	0	[1],[4]
Prior service (benefit) cost	4	[5]	1	[5]
Net amount recognized	4	[1]	1	[1]
Benefits paid	(46)	[3]	(53)	[3]
Nonqualified Pension Benefits [Member]
Change in Projected Benefit Obligation
Benefits paid	(22)		(22)
Change in Plan Assets
Benefits paid	(22)		(22)
Amounts Recognized in Accumulated Other Comprehensive Income Consist of:
Benefits paid	$ (22)		$ (22)

[1]	As Adjusted (Note 2)
[2]	Primarily relates to change in discount rates.
[3]	Includes benefit payments to nonqualified pension plans of $22 million and $22 million as of December 31, 2012 and 2011, respectively.
[4]	Relates to the pension plans of the Company's equity method investments.
[5]	Amount shown net of an income tax benefit of $4 million and $3 million as of December 31, 2012 and 2011, respectively, in the consolidated statements of equity (Note 16).

Benefit Obligations (Schedule of Percentage of US and International Projected Benefit Obligation) (Details)	Dec. 31, 2012	Dec. 31, 2011
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of US and international projected benefit obligation	100.00%	100.00%
United States Pension Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of US and international projected benefit obligation	84.00%	86.00%
Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of US and international projected benefit obligation	16.00%	14.00%
Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of US and international projected benefit obligation	100.00%	100.00%
United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of US and international projected benefit obligation	88.00%	88.00%
Foreign Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of US and international projected benefit obligation	12.00%	12.00%

Benefit Obligations (Schedule of Percentage of US and International Fair Value of Plan Assets) (Details)	Dec. 31, 2012	Dec. 31, 2011
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of US and international fair value of plan assets	100.00%	100.00%
United States Pension Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of US and international fair value of plan assets	83.00%	82.00%
Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of US and international fair value of plan assets	17.00%	18.00%

Benefit Obligations (Schedule of Pension Plans with Projected Benefit Obligations in Excess of Plan Assets) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Compensation and Retirement Disclosure [Abstract]
Projected benefit obligation	$ 3,986	$ 3,540
Fair value of plan assets	$ 2,657	$ 2,314

Benefit Obligations (Schedule of Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Compensation and Retirement Disclosure [Abstract]
Accumulated benefit obligation	$ 3,881	$ 3,468
Fair value of plan assets	$ 2,654	$ 2,300

Benefit Obligations (Schedule of Accumulated Benefit Obligation for All Defined Benefit Pension Plans) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Compensation and Retirement Disclosure [Abstract]
Accumulated benefit obligation	$ 4,096	$ 3,697

Benefit Obligations (Schedule of Net Periodic Benefit Costs Recognized) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Recognized actuarial (gain) loss	$ 389	[1]	$ 306	[1]	$ 84	[1]
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	28		28		30
Interest cost	170		182		188
Expected return on plan assets	(204)	[1]	(195)	[1]	(176)	[1]
Amortization of prior service cost	2	[1]	1		1
Recognized actuarial (gain) loss	377	[1]	293	[1]	74	[1]
Curtailment (gain) loss	0		0	[1]	0	[1]
Settlement (gain) loss	0		0		0
Special termination benefits	0		0		0
Total	373	[1]	309	[1]	117	[1]
Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	1		1		1
Interest cost	11		13		15
Expected return on plan assets	0		0		0
Amortization of prior service cost	1		0		0
Recognized actuarial (gain) loss	12	[1]	13	[1]	10	[1]
Curtailment (gain) loss	0		0		0
Settlement (gain) loss	0		0		0
Special termination benefits	0		0		0
Total	$ 25	[1]	$ 27	[1]	$ 26	[1]

[1]	As Adjusted (Note 2)

Benefit Obligations (Schedule of Amortization of Accumulated Other Comprehensive Income (Loss), Net Into Net Periodic Benefit Cost) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Prior service cost	$ 1
Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Prior service cost	$ 0

Benefit Obligations (Schedule of Nonqualified Pension Plans Funded with Nonqualified Trusts) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Noncurrent Other assets, consisting of insurance contracts	$ 66	$ 69
Current Other liabilities	475	539
Benefit obligations	1,602	1,492
Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Marketable securities, at fair value	53	64
Nonqualified Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Noncurrent Other assets, consisting of insurance contracts	66	69
Current Other liabilities	22	21
Benefit obligations	264	248
Nonqualified Pension Benefits [Member] | Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Marketable securities, at fair value	$ 53	$ 64

Benefit Obligations (Schedule of Expense Related to Nonqualified Pension Plans Included in Net Periodic Benefit Cost, Excluding Returns on Assets) (Details) (Nonqualified Pension Benefits [Member], USD $)
In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Nonqualified Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	$ 17	$ 18	$ 18

Benefit Obligations Benefit Obligations (Narrative) (Details)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Compensation and Retirement Disclosure [Abstract]
Funded status of multiemployer plan percentage	100.00%	100.00%	100.00%
Multiemployer plan contribution by Company, percentage, less than	5.00%	5.00%

Benefit Obligations (Schedule of Principle Weighted-average Assumptions Used to Determine Benefit Obligations and Benefit Cost) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate obligations	3.77%	4.61%
Rate of compensation increase	3.81%	3.58%
Discount rate obligations	4.61%	5.26%	5.83%
Expected return on plan assets	8.06%	8.06%	8.06%
Rate of compensation increase	3.84%	3.58%	3.84%
United States Pension Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate obligations	3.80%	4.60%
Rate of compensation increase	4.00%	4.00%
Discount rate obligations	4.60%	5.30%	5.90%
Expected return on plan assets	8.50%	8.50%	8.50%
Rate of compensation increase	4.00%	4.00%	4.00%
Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate obligations	3.55%	4.70%
Rate of compensation increase	2.85%	2.63%
Discount rate obligations	4.70%	5.05%	5.41%
Expected return on plan assets	6.00%	6.00%	6.07%
Rate of compensation increase	2.88%	2.66%	2.94%
Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate obligations	3.45%	4.28%
Discount rate obligations	4.27%	4.91%	5.50%
United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate obligations	3.40%	4.30%
Discount rate obligations	4.30%	4.90%	5.50%
Foreign Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate obligations	3.82%	4.10%
Discount rate obligations	4.04%	4.95%	5.49%

Benefit Obligations (Schedule of Impact of One-Percentage-Point Change in Assumed Health Care Cost Trend) (Details) (United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member], USD $)
In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Postretirement obligations, impact of 1% decrease	$ 5
Postretirement obligations, impact of 1% increase	6
Service and interest cost, impact of 1% decrease	0
Service and interest cost, impact of 1% increase	$ 0

Benefit Obligations (Valuation Narrative) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Equity return basis, Treasury bond premium, description	10-year
Number of Aa-grade non-callable bonds	300
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected return on plan assets	8.06%	8.06%	8.06%
United States Pension Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual return on plan assets	13.10%
Expected return on plan assets	8.50%	8.50%	8.50%
United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Health care cost trend assumption	7.50%	8.00%	8.50%
Declining rate, period		four years
Declining rate	declining 0.5% per year	declining 0.5% per year	declining 0.5% per year
Ultimate rate	5.00%	5.00%	5.00%

Benefit Obligations (Schedule of Weighted-average Target Asset Allocations) (Details)	12 Months Ended
Dec. 31, 2012
United States Pension Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted-average target asset allocations	100.00%
United States Pension Plans of US Entity, Defined Benefit [Member] | Bonds - Domestic to Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted-average target asset allocations	53.00%
United States Pension Plans of US Entity, Defined Benefit [Member] | Equities - Domestic to Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted-average target asset allocations	26.00%
United States Pension Plans of US Entity, Defined Benefit [Member] | Equities - International to Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted-average target asset allocations	20.00%
United States Pension Plans of US Entity, Defined Benefit [Member] | Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted-average target asset allocations	1.00%
Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted-average target asset allocations	100.00%
Foreign Pension Plans, Defined Benefit [Member] | Bonds - Domestic to Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted-average target asset allocations	81.00%
Foreign Pension Plans, Defined Benefit [Member] | Equities - Domestic to Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted-average target asset allocations	13.00%
Foreign Pension Plans, Defined Benefit [Member] | Equities - International to Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted-average target asset allocations	3.00%
Foreign Pension Plans, Defined Benefit [Member] | Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted-average target asset allocations	3.00%

Benefit Obligations (Schedule of Fair Values of Pension Plan Assets) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Pension plan assets, fair value non-financial receivables	$ 29		$ 38
Pension plan assets, fair value non-financial payables	63		64
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total net assets	2,930	[1]	2,588	[1]
Total liabilities [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total net assets	20		74
Swaps [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total net assets	10		10
Other [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total net assets	0		1
Obligations Under Securities Lending [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total net assets	10		63
Total assets [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total net assets	2,950		2,662
Cash and Cash quivalents [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total net assets	15		14
Loans [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total net assets	55		0
Equities [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total net assets	176		153
Swaps [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total net assets	10		10
Other [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total net assets	1		0
US Companies [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total net assets	359		327
International Companies [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total net assets	450		358
Collateralized Mortgage Obligations [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total net assets	2		6
Corporate Debt [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total net assets	822		762
Treasuries, Other Debt [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total net assets	451		411
Mortgage Backed Securities [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total net assets	31		44
Registered Investment Companies [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total net assets	278		282
Securities Lending Collateral [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total net assets	10		63
Short-term Investments [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total net assets	229		186
Insurance Contracts [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total net assets	31		29
Other [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total net assets	30		17
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total net assets	948		743
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Total liabilities [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total net assets	10		63
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Swaps [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total net assets	0		0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Other [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total net assets	0		0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Obligations Under Securities Lending [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total net assets	10		63
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Total assets [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total net assets	958		806
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Cash and Cash quivalents [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total net assets	15		14
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Loans [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total net assets	0		0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Equities [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total net assets	0		0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Swaps [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total net assets	0		0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Other [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total net assets	0		0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | US Companies [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total net assets	359		327
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | International Companies [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total net assets	450		358
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Collateralized Mortgage Obligations [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total net assets	0		0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Corporate Debt [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total net assets	0		1
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Treasuries, Other Debt [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total net assets	102		36
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Mortgage Backed Securities [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total net assets	0		0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Registered Investment Companies [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total net assets	0		0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Securities Lending Collateral [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total net assets	10		63
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Short-term Investments [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total net assets	0		0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Insurance Contracts [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total net assets	0		0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Other [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total net assets	22		7
Significant Other Observable Inputs (Level 2) [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total net assets	1,982		1,845
Significant Other Observable Inputs (Level 2) [Member] | Total liabilities [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total net assets	10		11
Significant Other Observable Inputs (Level 2) [Member] | Swaps [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total net assets	10		10
Significant Other Observable Inputs (Level 2) [Member] | Other [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total net assets	0		1
Significant Other Observable Inputs (Level 2) [Member] | Obligations Under Securities Lending [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total net assets	0		0
Significant Other Observable Inputs (Level 2) [Member] | Total assets [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total net assets	1,992		1,856
Significant Other Observable Inputs (Level 2) [Member] | Cash and Cash quivalents [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total net assets	0		0
Significant Other Observable Inputs (Level 2) [Member] | Loans [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total net assets	55		0
Significant Other Observable Inputs (Level 2) [Member] | Equities [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total net assets	176		153
Significant Other Observable Inputs (Level 2) [Member] | Swaps [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total net assets	10		10
Significant Other Observable Inputs (Level 2) [Member] | Other [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total net assets	1		0
Significant Other Observable Inputs (Level 2) [Member] | US Companies [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total net assets	0		0
Significant Other Observable Inputs (Level 2) [Member] | International Companies [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total net assets	0		0
Significant Other Observable Inputs (Level 2) [Member] | Collateralized Mortgage Obligations [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total net assets	2		6
Significant Other Observable Inputs (Level 2) [Member] | Corporate Debt [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total net assets	822		761
Significant Other Observable Inputs (Level 2) [Member] | Treasuries, Other Debt [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total net assets	349		375
Significant Other Observable Inputs (Level 2) [Member] | Mortgage Backed Securities [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total net assets	31		44
Significant Other Observable Inputs (Level 2) [Member] | Registered Investment Companies [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total net assets	278		282
Significant Other Observable Inputs (Level 2) [Member] | Securities Lending Collateral [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total net assets	0		0
Significant Other Observable Inputs (Level 2) [Member] | Short-term Investments [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total net assets	229		186
Significant Other Observable Inputs (Level 2) [Member] | Insurance Contracts [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total net assets	31		29
Significant Other Observable Inputs (Level 2) [Member] | Other [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total net assets	$ 8		$ 10

[1]	Total net assets excludes non-financial plan receivables and payables of $29 million and $63 million, respectively, as of December 31, 2012 and $38 million and $64 million, respectively, as of December 31, 2011. Non-financial items include due to/from broker, interest receivables and accrued expenses.

Benefit Obligations Benefit Obligations (Schedule of Level 3 Fair Value Measurement of Pension Assets Using Significant Unobservable Inputs) (Details) (Unobservable Inputs (Level 3) [Member], USD $)
In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of period	$ 0	$ 26
Unrealized gain (loss)	0	3
Purchases, sales, issuances and settlements, net	0	(29)
Fair value of plan assets at end of period	$ 0	$ 0

Benefit Obligations (Schedule of Pension Benefits Expected to be Paid from the Plans or From the Company's Assets) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
2013	$ 237	[1]
2014	236	[1]
2015	236	[1]
2016	237	[1]
2017	241	[1]
2018-2021	1,250	[1]
Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
2013	54
2014	55
2015	56
2016	55
2017	54
2018-2021	260
2013	6
2014	6
2015	6
2016	2
2017	2
2018-2021	$ 6

[1]	Payments are expected to be made primarily from plan assets.

Benefit Obligations (Plan Assets Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Investment objective	The investment objectives for the Company's pension plans are to earn, over a moving twenty-year period, a long-term expected rate of return, net of investment fees and transaction costs, sufficient to satisfy the benefit obligations of the plan, while at the same time maintaining adequate liquidity to pay benefit obligations and proper expenses, and meet any other cash needs, in the short- to medium-term.
Asset/liability study	A formal asset/liability study of each plan is undertaken every three to five years or whenever there has been a material change in plan demographics, benefit structure or funding status and investment market.
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated employer contributions for pension benefits and postretirement benefits	30
Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated employer contributions for pension benefits and postretirement benefits	24
Nonqualified Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated employer contributions for pension benefits and postretirement benefits	22

Benefit Obligations (Schedule of Other Obligations) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Compensation and Retirement Disclosure [Abstract]
Long-term disability	$ 22	$ 26
Other	$ 6	$ 6

Environmental (Schedule of Environmental Expenditures) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Environmental Remediation Obligations [Abstract]
Capital expenditures	$ 40		$ 30		$ 19
Other expenditures	45	[1]	41	[1]	47	[1]
Expenditures for Superfund	$ 2		$ 2		$ 2

[1]	Includes expenditures for US Superfund sites of $2 million, $2 million and $2 million for the years ended December 31, 2012, 2011 and 2010, respectively.

Environmental (Schedule of Environmental Remediation Reserves) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Environmental Remediation Obligations [Abstract]
Demerger obligations (Note 23)	$ 31	$ 34
Divestiture obligations (Note 23)	21	24
Active sites	28	20
US Superfund sites	15	14
Other environmental remediation reserves	4	4
Total	$ 99	$ 96

Environmental (Schedule of Environmental Remediation Efforts) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Environmental Disclosure [Line Items]
Cost of sales	$ 5,237	[1]	$ 5,346	[1]	$ 4,750	[1]
Selling, general and administrative expenses	830	[1]	805	[1]	598	[1]
Environmental Remediation Expense [Member]
Environmental Disclosure [Line Items]
Cost of sales	10		2		1
Selling, general and administrative expenses	$ 3		$ 6		$ 8

[1]	As Adjusted (Note 2)

Environmental (Remediation Narrative) (Details) (Spondon, UK, Former Owner [Member], Consumer Specialties [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Spondon, UK, Former Owner [Member] | Consumer Specialties [Member]
Environmental Disclosure [Line Items]
Environmental insurance recoveries receivable	$ 6	$ 6

Environmental (Schedule of Environmental Ownership and Liability Percentages) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
InfraServ GmbH & Co. Gendorf KG [Member]
Environmental Disclosure [Line Items]
Ownership percentage	39.00%
Liability	10.00%
Reserves	$ 11	[1]
InfraServ GmbH & Co. Knapsack KG [Member]
Environmental Disclosure [Line Items]
Ownership percentage	27.00%
Liability	22.00%
Reserves	1	[1]
InfraServ GmbH & Co. Hoechst KG [Member]
Environmental Disclosure [Line Items]
Ownership percentage	32.00%
Liability	40.00%
Reserves	$ 74	[1]

[1]	Gross reserves maintained by the respective InfraServ entity.

Environmental (German Infraservs Narrative) (Details)	Dec. 31, 2012
Environmental Remediation Obligations [Abstract]
Demerger obligations indemnification percentage	66.66%
Other demerger obligations indemnification percentage	66.66%

Environmental Environmental (US Superfund Sites Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Jun. 08, 2007
Environmental Remediation Obligations [Abstract]
Number of parties included in USEPA order	70
Number of other entities included in NJDEP action, greater than	200
US Superfund sites, NJDEP suit, EPA study, remedial costs estimate, low		$ 900,000,000
US Superfund sites, NJDEP suit, EPA study, remedial costs estimate, high		$ 2,300,000,000
US Superfund, Passaic River, Company ultimate contribution, percentage estimate	less than approximately 1% to 2%

Environmental (Environmental Proceedings Narrative) (Details) (Meredosia, Illinios [Member], Industrial Specialties [Member], USD $)	1 Months Ended
Feb. 08, 2013
Meredosia, Illinios [Member] | Industrial Specialties [Member]
Site Contingency [Line Items]
Environmental proceedings resolution, penalty, best estimate	$ 100,000

Stockholders' Equity (Schedule of Treasury Stock) (Details) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended				12 Months Ended				59 Months Ended
	Oct. 31, 2012	Apr. 30, 2011	Oct. 31, 2008	Feb. 29, 2008	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
Class of Stock [Line Items]
Share repurchase plan, authorized repurchase amount	$ 264	$ 129	$ 100	$ 400	$ 893
Shares repurchased					1,059,719	[1]	652,016	1,667,592	13,142,527
Average purchase price per share					$ 42.44		$ 46.99	$ 28.77	$ 38.14
Amount spent on repurchased shares					$ 45		$ 31	$ 48	$ 501
Restricted Stock [Member]
Class of Stock [Line Items]
Shares withheld, tax withholding					5,823

[1]	Excludes 5,823 shares withheld from employee to cover statutory minimum withholding requirements for personal income taxes related to the vesting of restricted stock. Restricted stock is considered outstanding at the time of issuance and therefore, the shares withheld are treated as treasury shares.

Stockholders' Equity (Schedule of Components of Other Comprehensive Income (Loss), Net) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Stockholders' Equity Note [Abstract]
Unrealized gain (loss) on marketable securities, gross amount	$ 0		$ 0		$ 0
Unrealized gain (loss) on marketable securities, income tax (provision) benefit	0		0		(1)
Unrealized gain (loss) on marketable securities, net amount	0		0		(1)
Foreign currency translation, gross amount	13		(29)		26
Foreign currency translation, income tax (provision) benefit	(8)		2		11
Foreign currency translation, net amount	5		(27)		37
Unrealized gain (loss) on interest rate swaps, gross amount	10		37		32
Unrealized gain (loss) on interest rate swaps, income tax (provision) benefit	(3)		(10)		(15)
Unrealized gain (loss) on interest rate swaps, net amount	7		27		17
Pension and postretirement benefits, gross amount	(12)	[1]	(2)	[1]	2	[1]
Pension and postretirement benefits, income tax (provision) benefit	1	[1]	2	[1]	0	[1]
Pension and postretirement benefits, net amount	(11)	[1]	0	[1]	2	[1]
Total other comprehensive income (loss), gross amount	11	[1]	6	[1]	60	[1]
Total other comprehensive income (loss), income tax (provision) benefit	(10)	[1]	(6)	[1]	(5)	[1]
Total other comprehensive income (loss), net of tax	$ 1	[1]	$ 0	[1]	$ 55	[1]

[1]	As Adjusted (Note 2)

Stockholders' Equity (Schedule of Adjustments to Accumulated Other Comprehensive Income (Loss), Net) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Stockholders' Equity Note [Abstract]
Unrealized gain (loss) on marketable securities, current period change	$ 0		$ 0		$ 0
Foreign currency translation, current period change	13		(29)		26
Unrealized gain (loss) on interest rate swaps, current period change	10		37		32
Pension and postretirement benefits, current period change	(12)	[1]	(2)	[1]	2	[1]
Accumulated other comprehensive income (loss), net, current period change	11	[1]	6	[1]	60	[1]
Unrealized gain (loss) on marketable securities, income tax (provision) benefit	0		0		(1)
Foreign currency translation, income tax (provision) benefit	(8)		2		11
Unrealized gain (loss) on interest rate swaps, income tax (provision) benefit	(3)		(10)		(15)
Pension and postretirement benefits, income tax (provision) benefit	1	[1]	2	[1]	0	[1]
Accumulated other comprehensive income (loss), income tax (provision) benefit	(10)	[1]	(6)	[1]	(5)	[1]
Unrealized gain (loss) on marketable securities	(1)		(1)		(1)		0
Foreign currency translation	(23)		(28)		(1)		(38)
Unrealized gain (loss) on interest rate swaps	(50)		(57)		(84)		(101)
Pension and postretirement benefits	(15)	[1]	(4)	[1]	(4)	[1]	(6)	[1]
Accumulated other comprehensive income (loss), net	$ (89)	[1]	$ (90)	[1]	$ (90)	[1]	$ (145)	[1]

[1]	As Adjusted (Note 2)

Stockholders' Equity (Narrative) (Details) (USD $)	1 Months Ended					1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended			1 Months Ended		3 Months Ended		1 Months Ended		3 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Feb. 28, 2010	Dec. 31, 2012	Dec. 31, 2011	Feb. 28, 2010 Preferred stock	Dec. 31, 2012 Preferred stock	Dec. 31, 2011 Preferred stock	Dec. 31, 2010 Preferred stock	Feb. 28, 2010 Series A common stock	Dec. 31, 2012 Series A common stock	Dec. 31, 2011 Series A common stock	Dec. 31, 2010 Series A common stock	Apr. 30, 2012 Quarterly [Member]	Apr. 30, 2011 Quarterly [Member]	Mar. 31, 2012 Quarterly [Member]	Mar. 31, 2011 Quarterly [Member]	Apr. 30, 2012 Annual [Member]	Apr. 30, 2011 Annual [Member]	Mar. 31, 2012 Annual [Member]	Mar. 31, 2011 Annual [Member]	Dec. 31, 2012 Senior Unsecured Notes Due 2022 [Member]	Nov. 30, 2012 Senior Unsecured Notes Due 2022 [Member]	Dec. 31, 2012 Senior Unsecured Notes Due 2021 [Member]	Dec. 31, 2011 Senior Unsecured Notes Due 2021 [Member]	May 31, 2011 Senior Unsecured Notes Due 2021 [Member]	Dec. 31, 2012 Senior Unsecured Notes Due 2018 [Member]	Dec. 31, 2011 Senior Unsecured Notes Due 2018 [Member]	Sep. 30, 2010 Senior Unsecured Notes Due 2018 [Member]
Class of Stock [Line Items]
Dividend rate on convertible perpetual preferred stock			4.25%
Preferred stock, shares outstanding			9,600,000	0	0
Common stock received for each share of preferred stock			1.26
Common stock, par value			$ 0.0001
Conversion of preferred stock, shares converted						9,591,276
Conversion of preferred stock, shares issued										12,084,942
Redemption of preferred stock, shares outstanding						8,724	0	0	9,600,000	7,437	0	0	7,437
Interest rate, stated percentage																						4.63%	4.63%	5.88%	5.88%	5.88%	6.63%	6.63%	6.63%
Common stock, dividends, rate increase, percent	25.00%	20.00%
Common stock, dividends, per share, declared														$ 0.075	$ 0.06	$ 0.06	$ 0.05	$ 0.3	$ 0.24	$ 0.24	$ 0.2

Other (Charges) Gains, Net (Schedule of Other (Charges) Gains, Net) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restructuring and Related Activities [Abstract]
Employee termination benefits	$ (6)	$ (22)	$ (32)
Kelsterbach plant relocation (Note 27)	(7)	(47)	(26)
Plumbing actions (Note 23)	5	6	59
Insurance recoveries (Note 28)	0	0	18	[1]
Asset impairments	(8)	(1)	(74)
Plant/office closures	0	0	(4)
Commercial disputes	2	15	13
Other	0	1	0
Total	$ (14)	$ (48)	$ (46)

[1]	Total net recoveries for the year ended December 31, 2010 consists of $8 million related to property damage and $10 million related to business interruption.

Other (Charges) Gains, Net (Schedule of Restructuring Reserves) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Restructuring Cost and Reserve [Line Items]
Reserve as of the end of the period	$ 30	$ 44
Total	30	44
Employee Termination Benefits [Member]
Restructuring Cost and Reserve [Line Items]
Reserve as of the beginning of the period	42	53
Additions	8	21
Cash payments	(19)	(28)
Other changes	(3)	(3)
Exchange rate changes	1	(1)
Reserve as of the end of the period	29	42
Total	29	42
Plant/Office Closures [Member]
Restructuring Cost and Reserve [Line Items]
Reserve as of the beginning of the period	2	4
Additions	0	0
Cash payments	0	(2)
Other changes	(1)	0
Exchange rate changes	0	0
Reserve as of the end of the period	1	2
Total	1	2
Advanced Engineered Materials [Member]
Restructuring Cost and Reserve [Line Items]
Reserve as of the end of the period	6
Total	6
Advanced Engineered Materials [Member] | Employee Termination Benefits [Member]
Restructuring Cost and Reserve [Line Items]
Reserve as of the beginning of the period	8	3
Additions	0	8
Cash payments	(2)	(2)
Other changes	0	0
Exchange rate changes	0	(1)
Reserve as of the end of the period	6	8
Total	6	8
Advanced Engineered Materials [Member] | Plant/Office Closures [Member]
Restructuring Cost and Reserve [Line Items]
Reserve as of the beginning of the period	0	0
Additions	0	0
Cash payments	0	0
Other changes	0	0
Exchange rate changes	0	0
Reserve as of the end of the period	0	0
Total	0	0
Consumer Specialties [Member]
Restructuring Cost and Reserve [Line Items]
Reserve as of the end of the period	13
Total	13
Consumer Specialties [Member] | Employee Termination Benefits [Member]
Restructuring Cost and Reserve [Line Items]
Reserve as of the beginning of the period	18	16
Additions	5	4
Cash payments	(11)	(2)
Other changes	0	0
Exchange rate changes	1	0
Reserve as of the end of the period	13	18
Total	13	18
Consumer Specialties [Member] | Plant/Office Closures [Member]
Restructuring Cost and Reserve [Line Items]
Reserve as of the beginning of the period	0	0
Additions	0	0
Cash payments	0	0
Other changes	0	0
Exchange rate changes	0	0
Reserve as of the end of the period	0	0
Total	0	0
Industrial Specialties [Member]
Restructuring Cost and Reserve [Line Items]
Reserve as of the end of the period	0
Total	0
Industrial Specialties [Member] | Employee Termination Benefits [Member]
Restructuring Cost and Reserve [Line Items]
Reserve as of the beginning of the period	0	0
Additions	0	0
Cash payments	0	0
Other changes	0	0
Exchange rate changes	0	0
Reserve as of the end of the period	0	0
Total	0	0
Industrial Specialties [Member] | Plant/Office Closures [Member]
Restructuring Cost and Reserve [Line Items]
Reserve as of the beginning of the period	0	0
Additions	0	0
Cash payments	0	0
Other changes	0	0
Exchange rate changes	0	0
Reserve as of the end of the period	0	0
Total	0	0
Acetyl Intermediates [Member]
Restructuring Cost and Reserve [Line Items]
Reserve as of the end of the period	4
Total	4
Acetyl Intermediates [Member] | Employee Termination Benefits [Member]
Restructuring Cost and Reserve [Line Items]
Reserve as of the beginning of the period	5	24
Additions	2	1
Cash payments	(3)	(20)
Other changes	(1)	0
Exchange rate changes	0	0
Reserve as of the end of the period	3	5
Total	3	5
Acetyl Intermediates [Member] | Plant/Office Closures [Member]
Restructuring Cost and Reserve [Line Items]
Reserve as of the beginning of the period	1	3
Additions	0	0
Cash payments	0	(2)
Other changes	0	0
Exchange rate changes	0	0
Reserve as of the end of the period	1	1
Total	1	1
Other [Member]
Restructuring Cost and Reserve [Line Items]
Reserve as of the end of the period	7
Total	7
Other [Member] | Employee Termination Benefits [Member]
Restructuring Cost and Reserve [Line Items]
Reserve as of the beginning of the period	11	10
Additions	1	8
Cash payments	(3)	(4)
Other changes	(2)	(3)
Exchange rate changes	0	0
Reserve as of the end of the period	7	11
Total	7	11
Other [Member] | Plant/Office Closures [Member]
Restructuring Cost and Reserve [Line Items]
Reserve as of the beginning of the period	1	1
Additions	0	0
Cash payments	0	0
Other changes	(1)	0
Exchange rate changes	0	0
Reserve as of the end of the period	0	1
Total	$ 0	$ 1

Other (Charges) Gains, Net (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended										74 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2010 Business Optimization [Member]	Dec. 31, 2010 Consumer Specialties [Member]	Dec. 31, 2011 Acetyl Intermediates [Member]	Dec. 31, 2011 Other Activities [Member] Business Optimization [Member]	Dec. 31, 2012 Kelsterbach, Germany [Member] Advanced Engineered Materials [Member]	Dec. 31, 2011 Kelsterbach, Germany [Member] Advanced Engineered Materials [Member]	Dec. 31, 2010 Kelsterbach, Germany [Member] Advanced Engineered Materials [Member]	Dec. 31, 2012 Kelsterbach, Germany [Member] Advanced Engineered Materials [Member]	Dec. 31, 2012 Pardies, France [Member] Acetyl Intermediates [Member]	Dec. 31, 2011 Pardies, France [Member] Acetyl Intermediates [Member]	Dec. 31, 2010 Pardies, France [Member] Acetyl Intermediates [Member]	Mar. 31, 2010 Spondon, UK [Member] Consumer Specialties [Member]	Dec. 31, 2012 Spondon, UK [Member] Consumer Specialties [Member]	Dec. 31, 2011 Spondon, UK [Member] Consumer Specialties [Member]	Dec. 31, 2010 Spondon, UK [Member] Consumer Specialties [Member]
Other (Charges) Gains, Net [Line Items]
Employee termination benefits	$ 6	$ 22	$ 32	$ 11			$ 6	$ 0	$ 8	$ 0	$ 8	$ 2	$ 4	$ 6		$ 5	$ 4	$ 15
Resolution of commercial disputes	2	15	13		13	17
Property, plant and equipment fair value																3		31
Asset impairments												0	0	1	72	8	0	72
Exit costs												2	4	12		13	4	87
Contract termination costs												0	0	3
Reindustrialization costs												$ 0	$ 0	$ 3

Income Taxes (Schedule of Earnings (Loss) from Continuing Operations Before Tax by Jurisdiction) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Income Taxes [Line Items]
US	$ 195	[1]	$ 60	[1]	$ 131	[1]
International	126	[1],[2]	407	[1],[2]	302	[1],[2]
Earnings (loss) from continuing operations before tax	321	[1]	467	[1]	433	[1]
Effective income tax rate	(17.00%)	[1]	9.00%	[1]	17.00%	[1]
Aggregated Geographical [Member]
Income Taxes [Line Items]
International	$ 320		$ 317		$ 257
Effective income tax rate	5.60%		4.00%		4.80%

[1]	As Adjusted (Note 2)
[2]	Includes aggregate earnings generated by operations in Bermuda, Luxembourg, the Netherlands and Hong Kong of $320 million, $317 million and $257 million for the years ended December 31, 2012, 2011 and 2010, respectively, which have an aggregate effective income tax rate of 5.6%, 4.0% and 4.8% for each year, respectively.

Income Taxes (Schedule of Income Tax Provision (Benefit)) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Current
US	$ 41		$ 24		$ 62
International	76	[1]	32		34	[1]
Total	117	[1]	56		96	[1]
Deferred
US	(66)	[1]	(11)	[1]	(15)	[1]
International	(106)	[1]	(4)	[1]	(9)	[1]
Total	(172)	[1]	(15)	[1]	(24)	[1]
Income tax provision (benefit)	$ (55)	[1]	$ 41	[1]	$ 72	[1]

[1]	As Adjusted (Note 2)

Income Taxes Income Taxes (Schedule of Effective Tax Rate Reconciliation) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Income Tax Disclosure [Abstract]
Income tax provision computed at US federal statutory tax rate	$ 112	[1]	$ 163	[1]	$ 152	[1]
Change in valuation allowance	29		7		38
Equity income and dividends	(31)		(25)		(41)
(Income) expense not resulting in tax impact, net	(39)		(16)		8
US tax effect of foreign earnings and dividends	42		48		28
Foreign tax credits	(187)		(66)		(33)
Other foreign tax rate differentials	(2)	[1]	(58)	[1]	(10)	[1]
Legislative changes	0		0		(71)	[2]
Tax-deductible interest on foreign equity investments and other related items	11		(3)		(3)
State income taxes, net of federal benefit	4	[1]	4	[1]	3	[1]
Other, net	6	[1]	(13)	[1]	1	[1]
Income tax provision (benefit)	$ (55)	[1]	$ 41	[1]	$ 72	[1]
Effective income tax rate	(17.00%)	[1]	9.00%	[1]	17.00%	[1]
US federal statutory tax rate	35.00%

[1]	As Adjusted (Note 2)
[2]	Represents the impact of Miscellaneous Tax Resolutions issued by the Mexican tax authority to clarify various provisions included in the 2010 Mexican Tax Reform Bill.

Income Taxes (Income Tax Provision Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Income Tax Disclosure [Abstract]
Accumulated but undistributed earnings permanently reinvested in business	$ 2,900,000,000
Effective income tax rate	(17.00%)	[1]	9.00%	[1]	17.00%	[1]
Foreign tax credit carryforwards	$ 142,000,000
Foreign tax credit carryforward period	ten year carryforward period
Foreign tax credit carryforward expiration	2014 through 2021

[1]	As Adjusted (Note 2)

Income Taxes (Income Tax Provision - Venture Partner Narrative) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Income Taxes [Line Items]
Net cash dividend		$ 262		$ 205		$ 138
Deferred tax liability		632		420
Advanced Engineered Materials [Member] | Polyplastics Co., Ltd. [Member]
Income Taxes [Line Items]
Net cash dividend	72	81	[1]	45	[1]	10	[1]
Deferred tax liability	$ 38

[1]	During the year ended December 31, 2012, the Company amended its existing joint venture and other related agreements with Polyplastics Co., Ltd. The amended agreements, among other items, modified certain dividend rights, resulting in a net cash dividend payment to the Company of $72 million during the three months ended March 31, 2012.

Income Taxes (Income Tax Provision - Income Tax Holiday Narrative) (Details)	12 Months Ended
Dec. 31, 2012
Income Tax Holiday [Line Items]
Tax holidays expiration period	December 2013

Income Taxes (Schedule of Consolidated Deferred Tax Assets and Liabilities) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Deferred Tax Assets
Pension and postretirement obligations	$ 579		$ 529
Accrued expenses	58		57
Inventory	0		1
Net operating loss	398		359
Tax credit carryforwards	206		94
Other	370		159
Subtotal	1,611		1,199
Valuation allowance	(399)	[1]	(363)	[1]
Total	1,212		836
Deferred Tax Liabilities
Depreciation and amortization	479		319
Investments in affiliates	83		50
Other	70		51
Total	632		420
Net deferred tax assets (liabilities)	$ 580		$ 416

[1]	Includes deferred tax asset valuation allowances primarily for the Company's deferred tax assets in the US, Luxembourg, France, Spain, China, the United Kingdom and Germany, as well as other foreign jurisdictions. These valuation allowances relate primarily to net operating loss carryforward benefits and other net deferred tax assets, all of which may not be realizable.

Income Taxes (Deferred Income Taxes Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Valuation allowance change	$ 36
Valuation allowance, deferred tax asset, change in amount, income tax expense	27
Valuation allowance, deferred tax asset, change in amount, foreign currency translation adjustment	$ 7

Income Taxes (Legislative Changes Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Tax Disclosure [Abstract]
Mexico IETU tax rate percentage			17.50%	17.00%
Mexico IETU tax expense (benefit)	$ 9	$ 4	$ 19
2010 Tax Relief Act reduction to income taxes payable		$ 27

Income Taxes (Net Operating Loss Carryforwards Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
US Federal [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 33
Net operating loss carryforward expiration	2021
State [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	54
Net operating loss carryforward expiration	2013
Valuation allowance offset for State net operating loss carryforwards due to uncertain recoverability	52
Foreign Country [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 1,200
CHINA
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward expiration	2011

Income Taxes (Schedule of Reconciliation of Unrecognized Tax Benefits Included in Uncertain Tax Positions) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
As of the beginning of the year	$ 211	$ 244	$ 208
Increases in tax positions for the current year	6	0	0
Increases in tax positions for prior years	42	37	85
Decreases in tax positions for prior years	(19)	(54)	(48)
Decreases due to settlements	(33)	(16)	(1)
As of the end of the year	207	211	244
Total unrecognized tax benefits that, if recognized, would impact the effective tax rate	237	230	264
Total amount of interest and penalties recognized in the consolidated statements of operations	6	(1)	11
Total amount of interest and penalties recognized in the consolidated balance sheets	$ 61	$ 55	$ 56

Management Compensation Plans (Schedule of Total Shares Available for and Subject to Awards) (Details)	Dec. 31, 2012
Global Incentive Plan 2009 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for awards	11,332,510
Shares subject to outstanding awards	1,811,518
Stock Incentive Plan 2004 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for awards	0
Shares subject to outstanding awards	424,870 [1]

[1]	No RSUs remaining outstanding under the 2004 SIP.

Management Compensation Plans (Schedule of Realized Income Tax Benefits from Stock Option Exercises and RSU Vestings) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Income tax benefit realized	$ 31	$ 25	$ 19
Amount reversed in current year related to prior year	$ 1	$ 9	$ 0

Management Compensation Plans (General Plan Description Narrative) (Details) (Global Incentive Plan 2009 [Member])	1 Months Ended
	Apr. 30, 2012	Dec. 31, 2012
Global Incentive Plan 2009 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares issued under 2009 GIP		13,350,000
Additional number of shares issued under 2009 GIP	8,000,000

Management Compensation Plans (Schedule of Black-Scholes Option Pricing Method Assumptions) (Details) (Stock Options [Member])	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	0.78%	0.81%	1.27%
Estimated life in years	4 years 7 months 3 days	4 years 9 months	5 years 8 months 20 days
Dividend yield	0.70%	0.60%	0.59%
Volatility	50.31%	45.00%	51.75%

Management Compensation Plans (Schedule of Summary of Changes in Stock Options Outstanding) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
As of beginning of period, Number of options	4.6
Granted, number of options	0.1
Exercised, number of options	(3.8)
Forfeited, number of options	(0.1)
Expired, number of options	0
As of end of period, Number of options	0.8	4.6
Options exercisable at end of year, number of options	0.7
As of beginning of period, weighted-average exercise price	$ 18.94
Granted, weighted-average exercise price	$ 40.25
Exercised, weighted-average exercise price	$ 16.57
Forfeited, weighted-average exercise price	$ 32.47
Expired, weighted-average exercise price	$ 0
As of end of period, weighted-average exercise price	$ 29.93	$ 18.94
Options exercisable at end of year, weighted-average exercise price	$ 29.66
As of beginning of period, weighted-average remaining contractual term	4 years 4 months 7 days	3 years 7 months 7 days
As of end of period, weighted-average remaining contractual term	4 years 4 months 7 days	3 years 7 months 7 days
Options exercisable at end of year, weighted-average remaining contractual term	4 years 3 months 25 days
As of beginning of period, aggregate intrinsic value	$ 118
As of end of period, aggregate intrinsic value	12	118
Options exercisable at end of year, aggregate intrinsic value	$ 11

Management Compensation Plans (Schedule of Weighted-average Grant-date Fair Values of Stock Options) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Total	$ 16.21	$ 11.38	$ 14.76

Management Compensation Plans (Schedule of Intrinsic Value of Stock Option Exercises) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Intrinsic value of stock options	$ 110	$ 20	$ 13

Management Compensation Plans (Stock Options Narrative) (Details) (Stock Options [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option term	seven to ten years
Holding period	1 year
Unrecognized compensation expense	$ 2
Weighted-average term to recognize compensation expense	3 years
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years

Management Compensation Plans (Schedule of Summary of Changes in Performance-based RSUs Outstanding) (Details) (Performance Restricted Stock Units (PRSUs) [Member], USD $)	12 Months Ended
Dec. 31, 2012
Performance Restricted Stock Units (PRSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
As of beginning of period, number of units	1,069,000
Granted, number of units	67,000
Vested, number of units	(316,000)
Cancelled, number of units	(171,000)
Forfeited, number of units	(220,000)
As of end of period, number of units	429,000
As of beginning of period, weighted-average fair value	$ 37.3
Granted, weighted-average fair value	$ 45.13
Vested, weighted-average fair value	$ 39.14
Cancelled, weighted-average fair value	$ 23.97
Forfeited, weighted-average fair value	$ 44.04
As of end of period, weighted-average fair value	$ 42.22

Management Compensation Plans (Schedule of Fair Value of Shares Vested for Performance-based RSUs) (Details) (Performance Restricted Stock Units (PRSUs) [Member], USD $)
In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Performance Restricted Stock Units (PRSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total	$ 12	$ 14	$ 8

Management Compensation Plans (Schedule of Performance-based RSUs Monte Carlo Simulation Valuation Assumptions) (Details) (Performance Restricted Stock Units (PRSUs) [Member])	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Performance Restricted Stock Units (PRSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	0.38%	0.38%	0.79%
Dividend yield	0.00 - 4.37%	0.00 - 4.37%	0.00 - 4.18%
Volatility	25 - 90%	25 - 90%	25 - 70%

Management Compensation Plans Management Compensation Plans (Schedule of Summary of Changes in Time-based RSUs Outstanding) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Restricted Stock [Member] | Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, number of units	66,108
Vested, number of units	(22,013)
Time Restricted Stock Units (RSUs) [Member] | Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
As of beginning of period, number of units	670,000
Granted, number of units	128,000
Vested, number of units	(323,000)
Forfeited, number of units	(44,000)
As of end of period, number of units	431,000 [1]
As of beginning of period, weighted-average fair value	30.44
Granted, weighted-average fair value	42.39
Vested, weighted-average fair value	30.11
Forfeited, weighted-average fair value	28.8
As of end of period, weighted-average fair value	34.41
Time Restricted Stock Units (RSUs) [Member] | Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
As of beginning of period, number of units	13,000
Granted, number of units	16,000
Vested, number of units	(13,000)
Forfeited, number of units	0
As of end of period, number of units	16,000
As of beginning of period, weighted-average fair value	50.82
Granted, weighted-average fair value	47.48
Vested, weighted-average fair value	50.82
Forfeited, weighted-average fair value	0
As of end of period, weighted-average fair value	47.48

[1]	Includes 66,108 of time-based restricted stock awards granted to the Company's Chief Executive Officer on April 5, 2012, of which 22,013 vested on October 1, 2012.

Management Compensation Plans (Schedule of Fair Value of Shares Vested for Time-based RSUs) (Details) (Time Restricted Stock Units (RSUs) [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Time Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total	$ 13	$ 7	$ 6

Management Compensation Plans Management Compensation Plans (Schedule of Weighted-average Discount Rate for RSUs) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Holding period discount	30.00%	30.00%	30.00%

Management Compensation Plans (Restricted Stock Units Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Performance Restricted and Time Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Holding period	7 years
Holding requirement range	0% to 75%
Unrecognized compensation expense	$ 13
Weighted-average term to recognize compensation expense	1 year
Performance Restricted Stock Units (PRSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
Range of number of shares that will vest	zero to stretch
Director [Member] | Time Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	1 year
Employee [Member] | Time Restricted Stock Units (RSUs) [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
Employee [Member] | Time Restricted Stock Units (RSUs) [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years

Leases (Schedule of Rent Expense) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Leases [Abstract]
Total	$ 165	$ 173	$ 160

Leases (Schedule of Future Minimum Lease Payments for Capital Leases) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Leases [Abstract]
2013	$ 43
2014	42
2015	40
2016	40
2017	40
Later years	288
Sublease income	0
Minimum lease commitments	493
Less amounts representing interest	(249)
Present value of net minimum lease obligations	$ 244

Leases (Schedule of Future Minimum Rental Payments for Operating Leases) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Leases [Abstract]
2013	$ 49
2014	46
2015	40
2016	34
2017	22
Later years	116
Sublease income	(21)
Minimum lease commitments	$ 286

Derivative Financial Instruments (Schedule of Interest Rate Swap Derivatives) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Swap Derivative 4 Point 92 Percent Maturing January 2, 2012 [Member]
Derivative [Line Items]
Notional value			$ 800
Effective date			Apr 2, 2007
Expiration date			Jan 2, 2012
Fixed rate			4.92%	[1]
Swap Derivative 4 Point 33 Percent Maturing January 2, 2012 [Member]
Derivative [Line Items]
Notional value			400
Effective date			Jan 2, 2008
Expiration date			Jan 2, 2012
Fixed rate			4.33%	[1]
Swap Derivative 1 Point 92 Percent Maturing January 2, 2012 [Member]
Derivative [Line Items]
Notional value			200
Effective date			Apr 2, 2009
Expiration date			Jan 2, 2012
Fixed rate			1.92%	[1]
Swap Derivative 1 Point 71 Percent Maturing January 2, 2014 [Member]
Derivative [Line Items]
Notional value	1,100		1,100
Effective date	Jan 2, 2012		Jan 2, 2012
Expiration date	Jan 2, 2014		Jan 2, 2014
Fixed rate	1.71%	[2]	1.71%	[1]
Swap Derivative 1 Point 02 Percent Maturing January 2, 2016 [Member]
Derivative [Line Items]
Notional value	$ 500
Effective date	Jan 2, 2014
Expiration date	Jan 2, 2016
Fixed rate	1.02%	[2]

[1]	Fixes the LIBOR portion of the Company's US-dollar denominated variable rate borrowings (Note 13).
[2]	Fixes the LIBOR portion of the Company's US-dollar denominated variable rate borrowings (Note 13).

Derivative Financial Instruments (Schedule of Interest Rate Swap Activity Recorded in the Consolidated Financial Statements) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments, Gain (Loss) [Line Items]
Hedging activities - Interest expense	$ (185)	$ (221)	$ (204)
Ineffective portion - Other income (expense), net	5	14	7
Interest Rate Swaps [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Hedging activities - Interest expense	(15)	(59)	(68)
Ineffective portion - Other income (expense), net	$ 0	$ 0	$ 0

Derivative Financial Instruments (Schedule of Notional Amounts of Net Foreign Exchange Exposure by Currency) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Derivative [Line Items]
Notional amount of foreign currency derivatives, net	$ (422)
Euro [Member]
Derivative [Line Items]
Notional amount of foreign currency derivatives, net	(222)
British Pound Sterling [Member]
Derivative [Line Items]
Notional amount of foreign currency derivatives, net	(27)
Chinese Renminbi [Member]
Derivative [Line Items]
Notional amount of foreign currency derivatives, net	(258)
Mexican Peso [Member]
Derivative [Line Items]
Notional amount of foreign currency derivatives, net	5
Singapore Dollar [Member]
Derivative [Line Items]
Notional amount of foreign currency derivatives, net	45
Canadian Dollar [Member]
Derivative [Line Items]
Notional amount of foreign currency derivatives, net	61
Japanese Yen [Member]
Derivative [Line Items]
Notional amount of foreign currency derivatives, net	(3)
Brazilian Real [Member]
Derivative [Line Items]
Notional amount of foreign currency derivatives, net	(14)
Swedish Krona [Member]
Derivative [Line Items]
Notional amount of foreign currency derivatives, net	(14)
Other [Member]
Derivative [Line Items]
Notional amount of foreign currency derivatives, net	$ 5

Derivative Financial Instruments (Schedule of Notional Amounts of Foreign Currency Derivatives) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Total	$ 902	$ 896

Derivative Financial Instruments (Schedule of Changes in Fair Value of Derivatives) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Derivative [Line Items]
Gain (loss) recognized in Other comprehensive income (loss)	$ (12)		$ (24)		$ (31)
Gain (loss) recognized in Earnings (loss)	(26)		(43)		(35)
Tax expense recognized in Other comprehensive income (loss)	10	[1]	6	[1]	5	[1]
Foreign Currency Forwards and Swaps [Member] | Derivatives Not Designated as Hedges [Member]
Derivative [Line Items]
Gain (loss) recognized in Other comprehensive income (loss)	0		0		0
Equity Method Investments' Derivative Activity [Member]
Derivative [Line Items]
Gain (loss) associated with equity method investments' derivative	2		2		5
Interest Rate Swaps [Member]
Derivative [Line Items]
Tax expense recognized in Other comprehensive income (loss)	3		10		15
Interest Rate Swaps [Member] | Derivatives Designated as Cash Flow Hedges [Member]
Derivative [Line Items]
Gain (loss) recognized in Other comprehensive income (loss)	(12)	[2]	(24)	[3]	(31)	[4]
Interest Rate Swaps [Member] | Derivatives Not Designated as Hedges [Member]
Derivative [Line Items]
Gain (loss) recognized in Other comprehensive income (loss)	0		0		0
Gain (loss) recognized in Earnings (loss)	(5)	[5]	0		0
Interest Expense [Member] | Interest Rate Swaps [Member] | Derivatives Designated as Cash Flow Hedges [Member]
Derivative [Line Items]
Gain (loss) recognized in Earnings (loss)	(15)	[6]	(59)	[6]	(68)	[6]
Foreign Currency Gain (Loss) [Member] | Foreign Currency Forwards and Swaps [Member] | Derivatives Not Designated as Hedges [Member]
Derivative [Line Items]
Gain (loss) recognized in Earnings (loss)	$ (6)	[7]	$ 16	[7]	$ 33	[7]

[1]	As Adjusted (Note 2)
[2]	Amount excludes $2 million of gains associated with the Company’s equity method investments’ derivative activity and $3 million of tax expense recognized in Other comprehensive income (loss).
[3]	Amount excludes $2 million of gains associated with the Company’s equity method investments’ derivative activity and $10 million of tax expense recognized in Other comprehensive income (loss).
[4]	Amount excludes $5 million of gains associated with the Company’s equity method investments’ derivative activity and $15 million of tax expense recognized in Other comprehensive income (loss).
[5]	Included in Interest expense in the consolidated statements of operations.
[6]	Amount represents reclassification from Accumulated other comprehensive income (loss), net and is included in Interest expense in the consolidated statements of operations.
[7]	Included in Foreign exchange gain (loss), net for operating activity or Other income (expense), net for non-operating activity in the consolidated statements of operations.

Derivative Financial Instruments (Narrative) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								1 Months Ended
	Dec. 31, 2012	Nov. 30, 2012	Dec. 31, 2011 Swap Derivative 4 Point 33 Percent Maturing January 2, 2012 [Member]	Dec. 31, 2011 Swap Derivative 1 Point 92 Percent Maturing January 2, 2012 [Member]	Dec. 31, 2012 Swap Derivative 1 Point 71 Percent Maturing January 2, 2014 [Member]	Dec. 31, 2011 Swap Derivative 1 Point 71 Percent Maturing January 2, 2014 [Member]	Dec. 31, 2012 Senior Unsecured Notes Due 2022 [Member]	Nov. 30, 2012 Senior Unsecured Notes Due 2022 [Member]	Nov. 30, 2012 Term C Loan Facility [Member]
Derivative [Line Items]
Interest rate, stated percentage							4.63%	4.63%
Line of credit facility, prepayment									$ 400
Notional value, no longer designated as cash flow hedges		395
Notional value			400	200	1,100	1,100
Derivative interest expense	$ 5

Fair Value Measurements (Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swaps	$ (23)	$ (26)
Interest rate swaps	(8)	(13)
Mutual Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities, at fair value	53	64
Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	55	73
Total liabilities	(31)	(39)
Fair Value, Measurements, Recurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	53	64
Total liabilities	0	0
Fair Value, Measurements, Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	2	9
Total liabilities	(31)	(39)
Fair Value, Measurements, Recurring [Member] | Mutual Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities, at fair value	53	64
Fair Value, Measurements, Recurring [Member] | Mutual Funds [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities, at fair value	53	64
Fair Value, Measurements, Recurring [Member] | Mutual Funds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities, at fair value	0	0
Fair Value, Measurements, Recurring [Member] | Derivatives Designated as Cash Flow Hedges [Member] | Interest Rate Swaps [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swaps	(10)	(21)
Interest rate swaps	(7)	(13)
Fair Value, Measurements, Recurring [Member] | Derivatives Designated as Cash Flow Hedges [Member] | Interest Rate Swaps [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swaps	0	0
Interest rate swaps	0	0
Fair Value, Measurements, Recurring [Member] | Derivatives Designated as Cash Flow Hedges [Member] | Interest Rate Swaps [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swaps	(10)	(21)
Interest rate swaps	(7)	(13)
Fair Value, Measurements, Recurring [Member] | Derivatives Not Designated as Hedges [Member] | Interest Rate Swaps [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swaps	(5)	(2)
Interest rate swaps	(1)	0
Fair Value, Measurements, Recurring [Member] | Derivatives Not Designated as Hedges [Member] | Interest Rate Swaps [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swaps	0	0
Interest rate swaps	0	0
Fair Value, Measurements, Recurring [Member] | Derivatives Not Designated as Hedges [Member] | Interest Rate Swaps [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swaps	(5)	(2)
Interest rate swaps	(1)	0
Fair Value, Measurements, Recurring [Member] | Derivatives Not Designated as Hedges [Member] | Foreign Currency Forwards and Swaps [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currency forwards and swaps	2	9
Foreign currency forwards and swaps	(8)	(3)
Fair Value, Measurements, Recurring [Member] | Derivatives Not Designated as Hedges [Member] | Foreign Currency Forwards and Swaps [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currency forwards and swaps	0	0
Foreign currency forwards and swaps	0	0
Fair Value, Measurements, Recurring [Member] | Derivatives Not Designated as Hedges [Member] | Foreign Currency Forwards and Swaps [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currency forwards and swaps	2	9
Foreign currency forwards and swaps	$ (8)	$ (3)

Fair Value Measurements (Schedule of Carrying Values and Fair Values of Financial Instruments) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cost investments, carrying amount	$ 156	$ 147
Cost investments, fair value	0	0
Insurance contracts in nonqualified pension trusts, carrying amount	66	69
Insurance contracts in nonqualified pension trusts, fair value	66	69
Long-term debt, including current installments of long-term debt, carrying amount	2,990	2,911
Long-term debt, including current installments of long-term debt, fair value	3,130	2,967
Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cost investments, fair value	0	0
Insurance contracts in nonqualified pension trusts, fair value	66	69
Long-term debt, including current installments of long-term debt, fair value	2,886	2,719
Unobservable Inputs (Level 3) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cost investments, fair value	0	0
Insurance contracts in nonqualified pension trusts, fair value	0	0
Long-term debt, including current installments of long-term debt, fair value	$ 244	$ 248

Commitments and Contingencies (Schedule of Plumbing Actions) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Loss Contingencies [Line Items]
Total	$ 5	$ 6	$ 59
Advanced Engineered Materials [Member] | Plumbing Actions [Member]
Loss Contingencies [Line Items]
Recoveries	1	2	14
Legal reserve reductions	4	4	45
Total	$ 5	$ 6	$ 59

Commitments and Contingencies (Plumbing Actions Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Loss Contingencies [Line Items]
Plumbing actions other (charges) gains	$ 5	$ 6	$ 59
Advanced Engineered Materials [Member] | Plumbing Actions [Member]
Loss Contingencies [Line Items]
Plumbing actions other (charges) gains	5	6	59
Legal reserve reductions	$ 4	$ 4	$ 45

Commitments and Contingencies (Polyester Staple Antitrust Litigation Narrative) (Details) (Polyester Staple Antitrust Litigation [Member])	Dec. 31, 2008	Sep. 30, 2006
Polyester Staple Antitrust Litigation [Member]
Loss Contingencies [Line Items]
Number of legal actions		2
Number of tolling arrangements	4
Number of legal actions participants	1

Commitments and Contingencies (Commercial Actions Narrative) (Details) (Other Commercial Actions [Member], USD $) In Billions, unless otherwise specified	1 Months Ended
May 31, 2012
Other Commercial Actions [Member]
Loss Contingencies [Line Items]
Damages sought, amount	$ 1.3
Punitive damages sought, times actual	2

Commitments and Contingencies (Award Proceedings in Relation to Domination Agreement and Squeeze-Out Narrative) (Details) (Domination Agreement and Squeeze-Out [Member], EUR €)
In Millions, except Share data, unless otherwise specified	Dec. 31, 2012
Loss Contingencies [Line Items]
Number of legal actions	2
Squeeze-out compensation, per share	€ 66.99
Domination agreement compensation, shares	145,387
Domination agreement compensation, value	€ 2
Guaranteed dividends, value	€ 1
Previous [Member]
Loss Contingencies [Line Items]
Domination agreement compensation, per share	€ 41.92
Guaranteed dividends, per share	€ 2.89
Subsequent [Member]
Loss Contingencies [Line Items]
Domination agreement compensation, per share	€ 51.86
Guaranteed dividends, per share	€ 3.79
Maximum [Member]
Loss Contingencies [Line Items]
Shares subject to adjustment	1,069,465
Minimum [Member]
Loss Contingencies [Line Items]
Shares subject to adjustment	924,078

Commitments and Contingencies (Guarantees - Demerger and Divesture Obligations Narrative) (Details) In Millions, unless otherwise specified	158 Months Ended		12 Months Ended
	Dec. 31, 2012 Indemnification Agreements Hoechst [Member] USD ($)	Dec. 31, 2012 Indemnification Agreements Hoechst [Member] EUR (€)	Dec. 31, 2012 Divestiture Agreements [Member] USD ($)
Loss Contingencies [Line Items]
Number of divestiture agreements		19
Indemnification floor amount		€ 250
Indemnification ceiling amount		750
Indemnification percentage exceeding ceiling amount		33.33%
Loss contingency accrual, carrying value, payments	61
Indemnification percentage, other		33.33%
Divestiture obligations range, years			one year to thirty years
Guarantee obligations, maximum exposure			$ 195

Commitments and Contingencies (Schedule of Variable Interest Entities) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Variable Interest Entity [Line Items]
Property, plant and equipment, net	$ 3,350	$ 3,269
Trade payables	649	673
Variable Interest Entity, Not Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Property, plant and equipment, net	118	119
Trade payables	41	40
Current installments of long-term debt	7	6
Long-term debt	140	137
Total	188	183
Maximum exposure to loss	$ 273	$ 228

Commitments and Contingencies (Purchase Obligations Narrative) (Details) (USD $) In Billions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Term of unrecorded unconditional purchase obligations	2034
Unrecorded unconditional purchase obligations	$ 3.3

Commitments and Contingencies (Purchase Obligations Narrative2) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Recorded Unconditional Purchase Obligation [Line Items]
Accelerated amortization	$ 22
Resolution of commercial disputes		2	15	13
Acetyl Intermediates [Member]
Recorded Unconditional Purchase Obligation [Line Items]
Accelerated amortization				20
Resolution of commercial disputes			17
Advanced Engineered Materials [Member]
Recorded Unconditional Purchase Obligation [Line Items]
Accelerated amortization				$ 2

Supplemental Cash Flow Information (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Supplemental Cash Flow Information [Abstract]
Taxes paid, net of refunds	$ 64	$ 94	$ 135
Interest paid, net of amounts capitalized	196	230	186
Noncash Investing and Financing Activities
Fair value adjustment to securities available for sale, net of tax	0	0	(2)
Capital lease obligations	7	38	33
Accrued capital expenditures	(22)	15	21
Asset retirement obligations	8	(2)	25
Accrued Kelsterbach capital expenditures	(14)	(33)	(7)
Accrued acquisition of intangibles	(2)	0	0
Lease incentives	$ 6	$ 3	$ 0

Segment Information (Schedule of Business Segments) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2010	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Segment Reporting Information [Line Items]
Net sales		$ 6,418		$ 6,763		$ 5,918
Other (charges) gains, net		(14)		(48)		(46)
Operating profit (loss)		175	[1]	402	[1]	398	[1]
Equity in net earnings (loss) of affiliates		242		192		168
Depreciation and amortization		308		298		287
Capital expenditures		339	[2]	364	[2]	222	[2]
Goodwill and intangible assets, net		942		957
Total assets		9,000		8,518
Increase (decrease) in accrued capital expenditures		(22)		15		21
Accelerated amortization	22
Advanced Engineered Materials [Member]
Segment Reporting Information [Line Items]
Net sales		1,261		1,298		1,109
Other (charges) gains, net		(2)		(49)		31
Operating profit (loss)		95	[1]	79	[1]	182	[1]
Equity in net earnings (loss) of affiliates		190		161		144
Depreciation and amortization		113		100		76	[3]
Capital expenditures		51		64		52
Goodwill and intangible assets, net		372		391
Total assets		2,703		2,787
Accelerated amortization						2
Consumer Specialties [Member]
Segment Reporting Information [Line Items]
Net sales		1,186	[4]	1,161	[4]	1,098	[4]
Other (charges) gains, net		(4)	[5]	(3)		(76)
Operating profit (loss)		251	[1]	229	[1]	163	[1]
Equity in net earnings (loss) of affiliates		6		2		2
Depreciation and amortization		45		44		42
Capital expenditures		65		92		50
Goodwill and intangible assets, net		276		277
Total assets		1,296		1,154
Inter-segment sales		4		3		9
Industrial Specialties [Member]
Segment Reporting Information [Line Items]
Net sales		1,184		1,223		1,036
Other (charges) gains, net		0		0		25	[6]
Operating profit (loss)		86	[1]	102	[1]	89	[1]
Equity in net earnings (loss) of affiliates		0		0		0
Depreciation and amortization		55		45		41
Capital expenditures		38		71		55
Goodwill and intangible assets, net		65		54
Total assets		963		901
Acetyl Intermediates [Member]
Segment Reporting Information [Line Items]
Net sales		3,231	[4]	3,551	[4]	3,082	[4]
Other (charges) gains, net		0		14		(12)
Operating profit (loss)		269	[1]	458	[1]	237	[1]
Equity in net earnings (loss) of affiliates		11		5		5
Depreciation and amortization		80		96		117	[3]
Capital expenditures		169		122		49
Goodwill and intangible assets, net		229		235
Total assets		2,238		2,035
Inter-segment sales		440		468		400
Accelerated amortization						20
Other Activities [Member]
Segment Reporting Information [Line Items]
Net sales		0		1		2
Other (charges) gains, net		(8)	[5]	(10)		(14)	[6]
Operating profit (loss)		(526)	[1]	(466)	[1]	(273)	[1]
Equity in net earnings (loss) of affiliates		35		24		17
Depreciation and amortization		15		13		11
Capital expenditures		16		15		16
Goodwill and intangible assets, net		0		0
Total assets		1,800		1,641
Eliminations [Member]
Segment Reporting Information [Line Items]
Net sales		(444)		(471)		(409)
Other (charges) gains, net		0		0		0
Operating profit (loss)		0	[1]	0	[1]	0	[1]
Equity in net earnings (loss) of affiliates		0		0		0
Depreciation and amortization		0		0		0
Capital expenditures		0		0		0
Goodwill and intangible assets, net		0		0
Total assets		0		0
Narrows, Virginia [Member] | Consumer Specialties [Member]
Segment Reporting Information [Line Items]
Insurance recoveries		9		0		0
Edmonton, Alberta, Canada [Member] | Industrial Specialties [Member]
Segment Reporting Information [Line Items]
Insurance recoveries		0		0		25
Edmonton, Alberta, Canada [Member] | Industrial Specialties [Member] | Other Insurance Recoveries [Member]
Segment Reporting Information [Line Items]
Insurance recoveries						$ 7

[1]	As Adjusted (Note 2)
[2]	Excludes expenditures related to the relocation of the Company’s POM operations in Germany (Note 27) and includes a decrease in accrued capital expenditures of $22 million for the year ended December 31, 2012 and an increase of $15 million and $21 million for the years ended December 31, 2011 and 2010, respectively.
[3]	Includes $2 million for Advanced Engineered Materials and $20 million for Acetyl Intermediates for the accelerated amortization of the unamortized prepayment related to a raw material purchase agreement (Note 23).
[4]	Net sales for Acetyl Intermediates and Consumer Specialties include inter-segment sales of $440 million and $4 million, respectively, for the year ended December 31, 2012 and $468 million and $3 million, respectively, for the year ended December 31, 2011; and $400 million and $9 million, respectively, for the year ended December 31, 2010.
[5]	Includes $9 million of insurance recoveries received from the Company's captive insurance companies related to the Narrows, Virginia facility that eliminates in consolidation.
[6]	Includes $7 million of insurance recoveries received from the Company’s captive insurance companies related to the Edmonton, Alberta, Canada facility that eliminates in consolidation.

Segment Information (Schedule of Geographical Segments) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net sales
US	$ 1,811	$ 1,772	$ 1,555
International	4,607	4,991	4,363
Total	6,418	6,763	5,918
Property, plant and equipment, net
US	813	735
International	2,537	2,534
Total	3,350	3,269
GERMANY
International countries with significant net sales
Net sales attributed to individual foreign countries	2,082	2,328	1,950
International countries with significant property, plant and equipment, net
Property, plant and equipment, net attributed to individual foreign countries	1,328	1,394
CHINA
International countries with significant net sales
Net sales attributed to individual foreign countries	733	667	596
International countries with significant property, plant and equipment, net
Property, plant and equipment, net attributed to individual foreign countries	642	573
SINGAPORE
International countries with significant net sales
Net sales attributed to individual foreign countries	561	722	612
International countries with significant property, plant and equipment, net
Property, plant and equipment, net attributed to individual foreign countries	109	112
BELGIUM
International countries with significant net sales
Net sales attributed to individual foreign countries	504	461	451
International countries with significant property, plant and equipment, net
Property, plant and equipment, net attributed to individual foreign countries	60	53
CANADA
International countries with significant net sales
Net sales attributed to individual foreign countries	284	323	277
International countries with significant property, plant and equipment, net
Property, plant and equipment, net attributed to individual foreign countries	148	154
MEXICO
International countries with significant net sales
Net sales attributed to individual foreign countries	257	241	267
International countries with significant property, plant and equipment, net
Property, plant and equipment, net attributed to individual foreign countries	$ 128	$ 117

Earnings (Loss) Per Share (Schedule of Earnings (Loss) Per Share) (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Amounts attributable to Celanese Corporation
Earnings (loss) from continuing operations	$ 376	[1]	$ 426	[1]	$ 361	[1]
Earnings (loss) from discontinued operations	(4)		1		(49)
Net earnings (loss)	372	[1]	427	[1]	312	[1]
Cumulative preferred stock dividends	0		0		(3)
Net earnings (loss) available to common stockholders, diluted	$ 372	[1]	$ 427	[1]	$ 309	[1]
Weighted average shares - basic	158,359,914		156,226,526		154,577,441
Dilutive stock options	848,439		1,930,072		1,828,746
Dilutive restricted stock units	622,433		813,685		425,385
Assumed conversion of preferred stock	0		0		1,553,925
Weighted average shares - diluted	159,830,786		158,970,283		158,385,497

[1]	As Adjusted (Note 2)

Earnings (Loss) Per Share (Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities excluded from computation of diluted earnings per share, amount	29,902	70,130	649,432
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities excluded from computation of diluted earnings per share, amount	25,906	69,395	575,266
Restricted Stock Units [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities excluded from computation of diluted earnings per share, amount	3,996	735	74,166
Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities excluded from computation of diluted earnings per share, amount	0	0	0

Plant Relocation (Schedule of Plant Relocation Financial Statement Impact) (Details) In Millions, unless otherwise specified	12 Months Ended			3 Months Ended	12 Months Ended						74 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Jun. 30, 2011 Advanced Engineered Materials [Member] Kelsterbach, Germany [Member] EUR (€)	Dec. 31, 2012 Advanced Engineered Materials [Member] Kelsterbach, Germany [Member] USD ($)		Dec. 31, 2011 Advanced Engineered Materials [Member] Kelsterbach, Germany [Member] USD ($)		Dec. 31, 2010 Advanced Engineered Materials [Member] Kelsterbach, Germany [Member] USD ($)		Dec. 31, 2012 Advanced Engineered Materials [Member] Kelsterbach, Germany [Member] USD ($)		Dec. 31, 2012 Advanced Engineered Materials [Member] Kelsterbach, Germany [Member] EUR (€)
Plant Relocation [Line Items]
Deferred proceeds	$ 0	$ 159	$ 0	€ 110	$ 0	[1]	$ 158	[1]	$ 0	[1]	$ 907	[1]
Costs expensed	7	47	26		7		47		26		113
Costs capitalized					35	[2]	171	[2]	305	[2]	1,127	[2]
Lease buyout					0		0		22		22
Employee termination benefits	6	22	32		0		8		0		8
Property, plant and equipment, net	3,350	3,269											22
Other assets, noncurrent	463	344											87
Increase (decrease) in accrued capital expenditures, plant relocation	$ (14)	$ (33)	$ (7)

[1]	Included in noncurrent Other liabilities in the consolidated balance sheets. Amounts reflect the US dollar equivalent at the time of receipt. Upon transfer of title to Fraport, the deferred proceeds will be recognized in the consolidated statements of operations. Such proceeds will be reduced by assets of €22 million included in Property, plant and equipment, net and €87 million included in noncurrent Other assets in the consolidated balance sheets, to be transferred to Fraport or otherwise disposed.
[2]	Includes a decrease in accrued capital expenditures of $14 million, $33 million and $7 million for the years ended December 31, 2012, 2011 and 2010, respectively.

Plant Relocation (Narrative) (Details) In Millions, unless otherwise specified	12 Months Ended			1 Months Ended	3 Months Ended	12 Months Ended						74 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Nov. 30, 2006 Advanced Engineered Materials [Member] Kelsterbach, Germany [Member] EUR (€)	Jun. 30, 2011 Advanced Engineered Materials [Member] Kelsterbach, Germany [Member] EUR (€)	Dec. 31, 2012 Advanced Engineered Materials [Member] Kelsterbach, Germany [Member] USD ($)		Dec. 31, 2011 Advanced Engineered Materials [Member] Kelsterbach, Germany [Member] USD ($)		Dec. 31, 2010 Advanced Engineered Materials [Member] Kelsterbach, Germany [Member] USD ($)		Dec. 31, 2012 Advanced Engineered Materials [Member] Kelsterbach, Germany [Member] USD ($)
Plant Relocation [Line Items]
Proceeds originally expected under plant relocation agreement				€ 670
Deferred proceeds from Kelsterbach plant relocation	$ 0	$ 159	$ 0		€ 110	$ 0	[1]	$ 158	[1]	$ 0	[1]	$ 907 [1]

[1]	Included in noncurrent Other liabilities in the consolidated balance sheets. Amounts reflect the US dollar equivalent at the time of receipt. Upon transfer of title to Fraport, the deferred proceeds will be recognized in the consolidated statements of operations. Such proceeds will be reduced by assets of €22 million included in Property, plant and equipment, net and €87 million included in noncurrent Other assets in the consolidated balance sheets, to be transferred to Fraport or otherwise disposed.

Insurance Recoveries (Schedule of Business Insurance Recoveries) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Business Interruption Loss [Line Items]
Total net recoveries	$ 0	$ 0	$ 18	[1]
Property Damage [Member]
Business Interruption Loss [Line Items]
Total net recoveries			8
Business Interruption [Member]
Business Interruption Loss [Line Items]
Total net recoveries			10
Consumer Specialties [Member] | Narrows, Virginia [Member]
Business Interruption Loss [Line Items]
Insurance recoveries	9	0	0
Industrial Specialties [Member] | Edmonton, Alberta, Canada [Member]
Business Interruption Loss [Line Items]
Insurance recoveries	0	0	25
Other Activities [Member] | Narrows, Virginia [Member]
Business Interruption Loss [Line Items]
Captive charges	(9)	0	0
Other Activities [Member] | Edmonton, Alberta, Canada [Member]
Business Interruption Loss [Line Items]
Captive charges	$ 0	$ 0	$ (7)

[1]	Total net recoveries for the year ended December 31, 2010 consists of $8 million related to property damage and $10 million related to business interruption.

Insurance Recoveries Insurance Recoveries (Narrative) (Details) (Industrial Specialties [Member], Edmonton, Alberta, Canada [Member])	1 Months Ended
Oct. 31, 2008
Industrial Specialties [Member] | Edmonton, Alberta, Canada [Member]
Business Interruption Loss [Line Items]
Events declared as force majeure	2

Consolidating Guarantor Financial Information (Schedule of Consolidating Statement of Operations) (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	May 31, 2011	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Net sales		$ 6,418		$ 6,763		$ 5,918
Cost of sales		(5,237)	[1]	(5,346)	[1]	(4,750)	[1]
Gross profit		1,181	[1]	1,417	[1]	1,168	[1]
Selling, general and administrative expenses		(830)	[1]	(805)	[1]	(598)	[1]
Amortization of intangible assets		(51)		(62)		(61)
Research and development expenses		(104)	[1]	(98)	[1]	(70)
Other (charges) gains, net		(14)		(48)		(46)
Foreign exchange gain (loss), net		(4)		0		(3)
Gain (loss) on disposition of businesses and assets, net		(3)		(2)		8
Operating profit (loss)		175	[1]	402	[1]	398	[1]
Equity in net earnings (loss) of affiliates		242		192		168
Interest expense		(185)		(221)		(204)
Refinancing expense	(3)	(3)		(3)		(16)
Interest income		2		3		7
Dividend income - cost investments		85		80		73
Other income (expense), net		5		14		7
Earnings (loss) from continuing operations before tax		321	[1]	467	[1]	433	[1]
Income tax (provision) benefit		55	[1]	(41)	[1]	(72)	[1]
Earnings (loss) from continuing operations		376	[1]	426	[1]	361	[1]
Earnings (loss) from operation of discontinued operations		(6)		2		(80)
Gain (loss) on disposition of discontinued operations		0		0		2
Income tax (provision) benefit from discontinued operations		2		(1)		29
Earnings (loss) from discontinued operations		(4)		1		(49)
Net earnings (loss)		372	[1]	427	[1]	312	[1]
Net (earnings) loss attributable to noncontrolling interests		0		0		0
Net earnings (loss) attributable to Celanese Corporation		372	[1]	427	[1]	312	[1]
Parent Guarantor [Member]
Condensed Financial Statements, Captions [Line Items]
Net sales		0		0		0
Cost of sales		0		0		0
Gross profit		0		0		0
Selling, general and administrative expenses		0		0		0
Amortization of intangible assets		0		0		0
Research and development expenses		0		0		0
Other (charges) gains, net		0		0		0
Foreign exchange gain (loss), net		0		0		0
Gain (loss) on disposition of businesses and assets, net		0		0		0
Operating profit (loss)		0		0		0
Equity in net earnings (loss) of affiliates		369	[1]	425	[1]	342	[1]
Interest expense		0		0		0
Refinancing expense		0		0		0
Interest income		0		0		0
Dividend income - cost investments		0		0		0
Other income (expense), net		0		0		(27)
Earnings (loss) from continuing operations before tax		369	[1]	425	[1]	315	[1]
Income tax (provision) benefit		3		2		(3)
Earnings (loss) from continuing operations		372	[1]	427	[1]	312	[1]
Earnings (loss) from operation of discontinued operations		0		0		0
Gain (loss) on disposition of discontinued operations		0		0		0
Income tax (provision) benefit from discontinued operations		0		0		0
Earnings (loss) from discontinued operations		0		0		0
Net earnings (loss)		372	[1]	427	[1]	312	[1]
Net (earnings) loss attributable to noncontrolling interests		0		0		0
Net earnings (loss) attributable to Celanese Corporation		372	[1]	427	[1]	312	[1]
Issuer [Member]
Condensed Financial Statements, Captions [Line Items]
Net sales		0		0		0
Cost of sales		0		0		0
Gross profit		0		0		0
Selling, general and administrative expenses		0		0		0
Amortization of intangible assets		0		0		0
Research and development expenses		0		0		0
Other (charges) gains, net		0		0		0
Foreign exchange gain (loss), net		0		0		0
Gain (loss) on disposition of businesses and assets, net		0		0		0
Operating profit (loss)		0		0		0
Equity in net earnings (loss) of affiliates		473	[1]	590	[1]	486	[1]
Interest expense		(198)		(217)		(173)
Refinancing expense		(3)		(3)		(16)
Interest income		59		23		21
Dividend income - cost investments		0		0		0
Other income (expense), net		0		0		2
Earnings (loss) from continuing operations before tax		331	[1]	393	[1]	320	[1]
Income tax (provision) benefit		38		32		22
Earnings (loss) from continuing operations		369	[1]	425	[1]	342	[1]
Earnings (loss) from operation of discontinued operations		0		0		0
Gain (loss) on disposition of discontinued operations		0		0		0
Income tax (provision) benefit from discontinued operations		0		0		0
Earnings (loss) from discontinued operations		0		0		0
Net earnings (loss)		369	[1]	425	[1]	342	[1]
Net (earnings) loss attributable to noncontrolling interests		0		0		0
Net earnings (loss) attributable to Celanese Corporation		369	[1]	425	[1]	342	[1]
Subsidiary Guarantors [Member]
Condensed Financial Statements, Captions [Line Items]
Net sales		2,692		2,572		2,277
Cost of sales		(1,906)	[1]	(1,861)	[1]	(1,712)	[1]
Gross profit		786	[1]	711	[1]	565	[1]
Selling, general and administrative expenses		(440)	[1]	(402)	[1]	(258)	[1]
Amortization of intangible assets		(18)		(17)		(14)
Research and development expenses		(74)	[1]	(67)	[1]	(43)	[1]
Other (charges) gains, net		17		23		68
Foreign exchange gain (loss), net		0		0		0
Gain (loss) on disposition of businesses and assets, net		(1)		(1)		3
Operating profit (loss)		270	[1]	247	[1]	321	[1]
Equity in net earnings (loss) of affiliates		199	[1]	165		153
Interest expense		(42)		(41)		(38)
Refinancing expense		0		0		0
Interest income		65		48		30
Dividend income - cost investments		0		0		0
Other income (expense), net		(10)		(39)		(52)
Earnings (loss) from continuing operations before tax		482	[1]	380	[1]	414	[1]
Income tax (provision) benefit		(16)	[1]	(49)	[1]	(59)	[1]
Earnings (loss) from continuing operations		466	[1]	331	[1]	355	[1]
Earnings (loss) from operation of discontinued operations		(5)		3		(78)
Gain (loss) on disposition of discontinued operations		0		0		2
Income tax (provision) benefit from discontinued operations		2		(1)		28
Earnings (loss) from discontinued operations		(3)		2		(48)
Net earnings (loss)		463	[1]	333	[1]	307	[1]
Net (earnings) loss attributable to noncontrolling interests		0		0		0
Net earnings (loss) attributable to Celanese Corporation		463	[1]	333	[1]	307	[1]
Non-Guarantors [Member]
Condensed Financial Statements, Captions [Line Items]
Net sales		4,829		5,240		4,570
Cost of sales		(4,423)	[1]	(4,510)	[1]	(3,980)	[1]
Gross profit		406	[1]	730	[1]	590	[1]
Selling, general and administrative expenses		(390)	[1]	(403)	[1]	(340)	[1]
Amortization of intangible assets		(33)		(45)		(47)
Research and development expenses		(30)	[1]	(31)	[1]	(27)	[1]
Other (charges) gains, net		(22)		(71)		(114)
Foreign exchange gain (loss), net		(4)		0		(3)
Gain (loss) on disposition of businesses and assets, net		(2)		0		5
Operating profit (loss)		(75)	[1]	180	[1]	64	[1]
Equity in net earnings (loss) of affiliates		201		166		126
Interest expense		(73)		(41)		(46)
Refinancing expense		0		0		0
Interest income		6		10		9
Dividend income - cost investments		85		80		73
Other income (expense), net		15		53		84
Earnings (loss) from continuing operations before tax		159	[1]	448	[1]	310	[1]
Income tax (provision) benefit		15	[1]	(35)	[1]	(30)	[1]
Earnings (loss) from continuing operations		174	[1]	413	[1]	280	[1]
Earnings (loss) from operation of discontinued operations		(1)		(1)		(2)
Gain (loss) on disposition of discontinued operations		0		0		0
Income tax (provision) benefit from discontinued operations		0		0		1
Earnings (loss) from discontinued operations		(1)		(1)		(1)
Net earnings (loss)		173	[1]	412	[1]	279	[1]
Net (earnings) loss attributable to noncontrolling interests		0		0		0
Net earnings (loss) attributable to Celanese Corporation		173	[1]	412	[1]	279	[1]
Consolidation Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Net sales		(1,103)		(1,049)		(929)
Cost of sales		1,092		1,025		942
Gross profit		(11)		(24)		13
Selling, general and administrative expenses		0		0		0
Amortization of intangible assets		0		0		0
Research and development expenses		0		0		0
Other (charges) gains, net		(9)		0		0
Foreign exchange gain (loss), net		0		0		0
Gain (loss) on disposition of businesses and assets, net		0		(1)		0
Operating profit (loss)		(20)		(25)		13
Equity in net earnings (loss) of affiliates		(1,000)	[1]	(1,154)		(939)	[1]
Interest expense		128		78		53
Refinancing expense		0		0		0
Interest income		(128)		(78)		(53)
Dividend income - cost investments		0		0		0
Other income (expense), net		0		0		0
Earnings (loss) from continuing operations before tax		(1,020)	[1]	(1,179)	[1]	(926)	[1]
Income tax (provision) benefit		15		9		(2)
Earnings (loss) from continuing operations		(1,005)	[1]	(1,170)	[1]	(928)	[1]
Earnings (loss) from operation of discontinued operations		0		0		0
Gain (loss) on disposition of discontinued operations		0		0		0
Income tax (provision) benefit from discontinued operations		0		0		0
Earnings (loss) from discontinued operations		0		0		0
Net earnings (loss)		(1,005)	[1]	(1,170)	[1]	(928)	[1]
Net (earnings) loss attributable to noncontrolling interests		0		0		0
Net earnings (loss) attributable to Celanese Corporation		$ (1,005)	[1]	$ (1,170)	[1]	$ (928)	[1]

[1]	As Adjusted (Note 2)

Consolidating Guarantor Financial Information (Schedule of Consolidating Statement of Comprehensive Income (Loss)) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Net earnings (loss)	$ 372	[1]	$ 427	[1]	$ 312	[1]
Other comprehensive income (loss), net of tax
Unrealized gain (loss) on marketable securities	0		0		(1)
Foreign currency translation	5		(27)		37
Unrealized gain (loss) on interest rate swaps	7		27		17
Pension and postretirement benefits	(11)	[1]	0	[1]	2	[1]
Total other comprehensive income (loss), net of tax	1	[1]	0	[1]	55	[1]
Total comprehensive income (loss), net of tax	373		427		367
Comprehensive (income) loss attributable to noncontrolling interests	0		0		0
Comprehensive income (loss) attributable to Celanese Corporation	373		427		367
Parent Guarantor [Member]
Condensed Financial Statements, Captions [Line Items]
Net earnings (loss)	372	[1]	427	[1]	312	[1]
Other comprehensive income (loss), net of tax
Unrealized gain (loss) on marketable securities	0		0		(1)
Foreign currency translation	5		(27)		37
Unrealized gain (loss) on interest rate swaps	7		27		17
Pension and postretirement benefits	(11)	[1]	0	[1]	2	[1]
Total other comprehensive income (loss), net of tax	1	[1]	0	[1]	55	[1]
Total comprehensive income (loss), net of tax	373		427		367
Comprehensive (income) loss attributable to noncontrolling interests	0		0		0
Comprehensive income (loss) attributable to Celanese Corporation	373		427		367
Issuer [Member]
Condensed Financial Statements, Captions [Line Items]
Net earnings (loss)	369	[1]	425	[1]	342	[1]
Other comprehensive income (loss), net of tax
Unrealized gain (loss) on marketable securities	0		0		(1)
Foreign currency translation	5		(27)		37
Unrealized gain (loss) on interest rate swaps	7		27		17
Pension and postretirement benefits	(11)	[1]	0	[1]	2	[1]
Total other comprehensive income (loss), net of tax	1	[1]	0	[1]	55	[1]
Total comprehensive income (loss), net of tax	370		425		397
Comprehensive (income) loss attributable to noncontrolling interests	0		0		0
Comprehensive income (loss) attributable to Celanese Corporation	370		425		397
Subsidiary Guarantors [Member]
Condensed Financial Statements, Captions [Line Items]
Net earnings (loss)	463	[1]	333	[1]	307	[1]
Other comprehensive income (loss), net of tax
Unrealized gain (loss) on marketable securities	0		0		(1)
Foreign currency translation	(12)		(6)		37
Unrealized gain (loss) on interest rate swaps	(1)		1		0
Pension and postretirement benefits	(2)	[1]	(2)	[1]	0	[1]
Total other comprehensive income (loss), net of tax	(15)	[1]	(7)	[1]	36	[1]
Total comprehensive income (loss), net of tax	448		326		343
Comprehensive (income) loss attributable to noncontrolling interests	0		0		0
Comprehensive income (loss) attributable to Celanese Corporation	448		326		343
Non-Guarantors [Member]
Condensed Financial Statements, Captions [Line Items]
Net earnings (loss)	173	[1]	412	[1]	279	[1]
Other comprehensive income (loss), net of tax
Unrealized gain (loss) on marketable securities	0		0		0
Foreign currency translation	1		6		(10)
Unrealized gain (loss) on interest rate swaps	3		1		(4)
Pension and postretirement benefits	(11)	[1]	2	[1]	2	[1]
Total other comprehensive income (loss), net of tax	(7)	[1]	9	[1]	(12)	[1]
Total comprehensive income (loss), net of tax	166		421		267
Comprehensive (income) loss attributable to noncontrolling interests	0		0		0
Comprehensive income (loss) attributable to Celanese Corporation	166		421		267
Consolidation Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Net earnings (loss)	(1,005)	[1]	(1,170)	[1]	(928)	[1]
Other comprehensive income (loss), net of tax
Unrealized gain (loss) on marketable securities	0		0		2
Foreign currency translation	6		27		(64)
Unrealized gain (loss) on interest rate swaps	(9)		(29)		(13)
Pension and postretirement benefits	24	[1]	0	[1]	(4)	[1]
Total other comprehensive income (loss), net of tax	21	[1]	(2)	[1]	(79)	[1]
Total comprehensive income (loss), net of tax	(984)		(1,172)		(1,007)
Comprehensive (income) loss attributable to noncontrolling interests	0		0		0
Comprehensive income (loss) attributable to Celanese Corporation	$ (984)		$ (1,172)		$ (1,007)

[1]	As Adjusted (Note 2)

Consolidating Guarantor Financial Information (Schedule of Consolidating Balance Sheet) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current Assets
Cash and cash equivalents	$ 959	$ 682	$ 740	$ 1,254
Trade receivables - third party and affiliates	827	871
Non-trade receivables, net	209	235
Inventories, net	711	712
Deferred income taxes	49	104
Marketable securities, at fair value	53	64
Other assets	31	35
Total current assets	2,839	2,703
Investments in affiliates	800	824
Property, plant and equipment, net	3,350	3,269
Deferred income taxes	606	421
Other assets	463	344
Goodwill	777	760	774
Intangible assets, net	165	197
Total assets	9,000	8,518
Current Liabilities
Short-term borrowings and current installments of long-term debt - third party and affiliates	168	144
Trade payables - third party and affiliates	649	673
Other liabilities	475	539
Deferred income taxes	25	17
Income taxes payable	38	12
Total current liabilities	1,355	1,385
Noncurrent Liabilities
Long-term debt	2,930	2,873
Deferred income taxes	50	92
Uncertain tax positions	181	182
Benefit obligations	1,602	1,492
Other liabilities	1,152	1,153
Total noncurrent liabilities	5,915	5,792
Total Celanese Corporation stockholders' equity	1,730	1,341
Noncontrolling interests	0	0
Total equity	1,730	1,341	926
Total liabilities and equity	9,000	8,518
Parent Guarantor [Member]
Current Assets
Cash and cash equivalents	10	0	0	5
Trade receivables - third party and affiliates	0	0
Non-trade receivables, net	31	29
Inventories, net	0	0
Deferred income taxes	0	0
Marketable securities, at fair value	0	0
Other assets	0	0
Total current assets	41	29
Investments in affiliates	1,692	1,315
Property, plant and equipment, net	0	0
Deferred income taxes	0	0
Other assets	0	0
Goodwill	0	0
Intangible assets, net	0	0
Total assets	1,733	1,344
Current Liabilities
Short-term borrowings and current installments of long-term debt - third party and affiliates	0	0
Trade payables - third party and affiliates	0	0
Other liabilities	0	0
Deferred income taxes	0	0
Income taxes payable	0	0
Total current liabilities	0	0
Noncurrent Liabilities
Long-term debt	0	0
Deferred income taxes	0	0
Uncertain tax positions	3	3
Benefit obligations	0	0
Other liabilities	0	0
Total noncurrent liabilities	3	3
Total Celanese Corporation stockholders' equity	1,730	1,341
Noncontrolling interests	0	0
Total equity	1,730	1,341
Total liabilities and equity	1,733	1,344
Issuer [Member]
Current Assets
Cash and cash equivalents	0	0	0	0
Trade receivables - third party and affiliates	0	0
Non-trade receivables, net	444	383
Inventories, net	0	0
Deferred income taxes	0	0
Marketable securities, at fair value	0	0
Other assets	5	6
Total current assets	449	389
Investments in affiliates	3,437	2,978
Property, plant and equipment, net	0	0
Deferred income taxes	5	17
Other assets	1,927	1,903
Goodwill	0	0
Intangible assets, net	0	0
Total assets	5,818	5,287
Current Liabilities
Short-term borrowings and current installments of long-term debt - third party and affiliates	1,584	1,492
Trade payables - third party and affiliates	0	0
Other liabilities	40	63
Deferred income taxes	21	16
Income taxes payable	0	0
Total current liabilities	1,645	1,571
Noncurrent Liabilities
Long-term debt	2,467	2,372
Deferred income taxes	0	0
Uncertain tax positions	6	16
Benefit obligations	0	0
Other liabilities	8	13
Total noncurrent liabilities	2,481	2,401
Total Celanese Corporation stockholders' equity	1,692	1,315
Noncontrolling interests	0	0
Total equity	1,692	1,315
Total liabilities and equity	5,818	5,287
Subsidiary Guarantors [Member]
Current Assets
Cash and cash equivalents	275	133	128	520
Trade receivables - third party and affiliates	340	297
Non-trade receivables, net	1,754	1,651
Inventories, net	196	187
Deferred income taxes	62	103
Marketable securities, at fair value	52	64
Other assets	15	18
Total current assets	2,694	2,453
Investments in affiliates	1,579	1,530
Property, plant and equipment, net	813	735
Deferred income taxes	509	382
Other assets	132	132
Goodwill	305	298
Intangible assets, net	69	69
Total assets	6,101	5,599
Current Liabilities
Short-term borrowings and current installments of long-term debt - third party and affiliates	208	176
Trade payables - third party and affiliates	269	258
Other liabilities	267	353
Deferred income taxes	0	0
Income taxes payable	419	384
Total current liabilities	1,163	1,171
Noncurrent Liabilities
Long-term debt	872	834
Deferred income taxes	0	0
Uncertain tax positions	23	27
Benefit obligations	1,362	1,346
Other liabilities	101	99
Total noncurrent liabilities	2,358	2,306
Total Celanese Corporation stockholders' equity	2,580	2,122
Noncontrolling interests	0	0
Total equity	2,580	2,122
Total liabilities and equity	6,101	5,599
Non-Guarantors [Member]
Current Assets
Cash and cash equivalents	674	549	612	729
Trade receivables - third party and affiliates	653	694
Non-trade receivables, net	484	562
Inventories, net	589	590
Deferred income taxes	8	17
Marketable securities, at fair value	1	0
Other assets	27	45
Total current assets	2,436	2,457
Investments in affiliates	570	535
Property, plant and equipment, net	2,537	2,534
Deferred income taxes	92	22
Other assets	414	296
Goodwill	472	462
Intangible assets, net	96	128
Total assets	6,617	6,434
Current Liabilities
Short-term borrowings and current installments of long-term debt - third party and affiliates	159	131
Trade payables - third party and affiliates	546	535
Other liabilities	475	506
Deferred income taxes	25	17
Income taxes payable	73	35
Total current liabilities	1,278	1,224
Noncurrent Liabilities
Long-term debt	1,597	1,650
Deferred income taxes	50	92
Uncertain tax positions	149	136
Benefit obligations	240	146
Other liabilities	1,055	1,055
Total noncurrent liabilities	3,091	3,079
Total Celanese Corporation stockholders' equity	2,248	2,131
Noncontrolling interests	0	0
Total equity	2,248	2,131
Total liabilities and equity	6,617	6,434
Consolidation Eliminations [Member]
Current Assets
Cash and cash equivalents	0	0	0	0
Trade receivables - third party and affiliates	(166)	(120)
Non-trade receivables, net	(2,504)	(2,390)
Inventories, net	(74)	(65)
Deferred income taxes	(21)	(16)
Marketable securities, at fair value	0	0
Other assets	(16)	(34)
Total current assets	(2,781)	(2,625)
Investments in affiliates	(6,478)	(5,534)
Property, plant and equipment, net	0	0
Deferred income taxes	0	0
Other assets	(2,010)	(1,987)
Goodwill	0	0
Intangible assets, net	0	0
Total assets	(11,269)	(10,146)
Current Liabilities
Short-term borrowings and current installments of long-term debt - third party and affiliates	(1,783)	(1,655)
Trade payables - third party and affiliates	(166)	(120)
Other liabilities	(307)	(383)
Deferred income taxes	(21)	(16)
Income taxes payable	(454)	(407)
Total current liabilities	(2,731)	(2,581)
Noncurrent Liabilities
Long-term debt	(2,006)	(1,983)
Deferred income taxes	0	0
Uncertain tax positions	0	0
Benefit obligations	0	0
Other liabilities	(12)	(14)
Total noncurrent liabilities	(2,018)	(1,997)
Total Celanese Corporation stockholders' equity	(6,520)	(5,568)
Noncontrolling interests	0	0
Total equity	(6,520)	(5,568)
Total liabilities and equity	$ (11,269)	$ (10,146)

Consolidating Guarantor Financial Information (Schedule of Consolidating Statement of Cash Flows) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	$ 722	$ 638	$ 452
Investing Activities
Capital expenditures on property, plant and equipment	(361)	(349)	(201)
Acquisitions, net of cash acquired	(23)	(8)	(46)
Proceeds from sale of businesses and assets, net	1	6	26
Deferred proceeds from Kelsterbach plant relocation	0	159	0
Capital expenditures related to Kelsterbach plant relocation	(49)	(204)	(312)
Return of capital from subsidiary	0	0	0
Contributions to subsidiary	0	0	0
Intercompany loan receipts (disbursements)	0	0	0
Other, net	(68)	(45)	(27)
Net cash provided by (used in) investing activities	(500)	(441)	(560)
Financing Activities
Short-term borrowings (repayments), net	2	(13)	(31)
Proceeds from short-term borrowings	71	70	70
Repayments of short-term borrowings	(71)	(73)	(55)
Proceeds from long-term debt	550	411	600
Repayments of long-term debt	(489)	(591)	(897)
Refinancing costs	(9)	(8)	(24)
Purchases of treasury stock, including related fees	(45)	(31)	(48)
Dividends to parent	0	0	0
Contributions from parent	0	0	0
Stock option exercises	62	20	14
Series A common stock dividends	(43)	(34)	(28)
Preferred stock dividends	0	0	(3)
Return of capital to parent	0	0	0
Other, net	21	(4)	14
Net cash provided by (used in) financing activities	49	(253)	(388)
Exchange rate effects on cash and cash equivalents	6	(2)	(18)
Net increase (decrease) in cash and cash equivalents	277	(58)	(514)
Cash and cash equivalents at beginning of period	682	740	1,254
Cash and cash equivalents at end of period	959	682	740
Parent Guarantor [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	7	41	44
Investing Activities
Capital expenditures on property, plant and equipment	0	0	0
Acquisitions, net of cash acquired	0	0	0
Proceeds from sale of businesses and assets, net	0	0	0
Deferred proceeds from Kelsterbach plant relocation	0	0	0
Capital expenditures related to Kelsterbach plant relocation	0	0	0
Return of capital from subsidiary	0	0	0
Contributions to subsidiary	0	0	0
Intercompany loan receipts (disbursements)	0	0	0
Other, net	0	0	0
Net cash provided by (used in) investing activities	0	0	0
Financing Activities
Short-term borrowings (repayments), net	0	0	0
Proceeds from short-term borrowings	0	0	0
Repayments of short-term borrowings	0	0	0
Proceeds from long-term debt	0	0	0
Repayments of long-term debt	0	0	0
Refinancing costs	0	0	0
Purchases of treasury stock, including related fees	(45)	(31)	(48)
Dividends to parent	0	0	0
Contributions from parent	0	0	0
Stock option exercises	62	20	14
Series A common stock dividends	(43)	(34)	(28)
Preferred stock dividends	0	0	(3)
Return of capital to parent	0	0	0
Other, net	29	4	16
Net cash provided by (used in) financing activities	3	(41)	(49)
Exchange rate effects on cash and cash equivalents	0	0	0
Net increase (decrease) in cash and cash equivalents	10	0	(5)
Cash and cash equivalents at beginning of period	0	0	5
Cash and cash equivalents at end of period	10	0	0
Issuer [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	(100)	(127)	(38)
Investing Activities
Capital expenditures on property, plant and equipment	0	0	0
Acquisitions, net of cash acquired	0	0	0
Proceeds from sale of businesses and assets, net	0	0	0
Deferred proceeds from Kelsterbach plant relocation	0	0	0
Capital expenditures related to Kelsterbach plant relocation	0	0	0
Return of capital from subsidiary	0	100	0
Contributions to subsidiary	0	(100)	0
Intercompany loan receipts (disbursements)	5	5	5
Other, net	0	0	0
Net cash provided by (used in) investing activities	5	5	5
Financing Activities
Short-term borrowings (repayments), net	53	307	370
Proceeds from short-term borrowings	0	0	0
Repayments of short-term borrowings	0	0	0
Proceeds from long-term debt	500	400	600
Repayments of long-term debt	(414)	(532)	(827)
Refinancing costs	(9)	(8)	(24)
Purchases of treasury stock, including related fees	0	0	0
Dividends to parent	(35)	(45)	(86)
Contributions from parent	0	0	0
Stock option exercises	0	0	0
Series A common stock dividends	0	0	0
Preferred stock dividends	0	0	0
Return of capital to parent	0	0	0
Other, net	0	0	0
Net cash provided by (used in) financing activities	95	122	33
Exchange rate effects on cash and cash equivalents	0	0	0
Net increase (decrease) in cash and cash equivalents	0	0	0
Cash and cash equivalents at beginning of period	0	0	0
Cash and cash equivalents at end of period	0	0	0
Subsidiary Guarantors [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	396	446	173
Investing Activities
Capital expenditures on property, plant and equipment	(170)	(145)	(88)
Acquisitions, net of cash acquired	(23)	(8)	(46)
Proceeds from sale of businesses and assets, net	1	1	4
Deferred proceeds from Kelsterbach plant relocation	0	0	0
Capital expenditures related to Kelsterbach plant relocation	0	0	0
Return of capital from subsidiary	0	0	0
Contributions to subsidiary	(3)	0	0
Intercompany loan receipts (disbursements)	(53)	(307)	(337)
Other, net	(9)	(15)	(6)
Net cash provided by (used in) investing activities	(257)	(474)	(473)
Financing Activities
Short-term borrowings (repayments), net	5	(5)	3
Proceeds from short-term borrowings	0	0	0
Repayments of short-term borrowings	0	0	0
Proceeds from long-term debt	50	0	0
Repayments of long-term debt	(10)	(9)	(7)
Refinancing costs	0	0	0
Purchases of treasury stock, including related fees	0	0	0
Dividends to parent	(35)	(45)	(86)
Contributions from parent	0	100	0
Stock option exercises	0	0	0
Series A common stock dividends	0	0	0
Preferred stock dividends	0	0	0
Return of capital to parent	0	0	0
Other, net	(7)	(8)	(2)
Net cash provided by (used in) financing activities	3	33	(92)
Exchange rate effects on cash and cash equivalents	0	0	0
Net increase (decrease) in cash and cash equivalents	142	5	(392)
Cash and cash equivalents at beginning of period	133	128	520
Cash and cash equivalents at end of period	275	133	128
Non-Guarantors [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	489	368	445
Investing Activities
Capital expenditures on property, plant and equipment	(191)	(204)	(113)
Acquisitions, net of cash acquired	0	0	0
Proceeds from sale of businesses and assets, net	0	5	22
Deferred proceeds from Kelsterbach plant relocation	0	159	0
Capital expenditures related to Kelsterbach plant relocation	(49)	(204)	(312)
Return of capital from subsidiary	0	0	0
Contributions to subsidiary	0	0	0
Intercompany loan receipts (disbursements)	0	0	0
Other, net	(59)	(30)	(21)
Net cash provided by (used in) investing activities	(299)	(274)	(424)
Financing Activities
Short-term borrowings (repayments), net	(3)	(8)	(34)
Proceeds from short-term borrowings	71	70	70
Repayments of short-term borrowings	(71)	(73)	(55)
Proceeds from long-term debt	0	11	0
Repayments of long-term debt	(70)	(55)	(101)
Refinancing costs	0	0	0
Purchases of treasury stock, including related fees	0	0	0
Dividends to parent	0	0	0
Contributions from parent	3	0	0
Stock option exercises	0	0	0
Series A common stock dividends	0	0	0
Preferred stock dividends	0	0	0
Return of capital to parent	0	(100)	0
Other, net	(1)	0	0
Net cash provided by (used in) financing activities	(71)	(155)	(120)
Exchange rate effects on cash and cash equivalents	6	(2)	(18)
Net increase (decrease) in cash and cash equivalents	125	(63)	(117)
Cash and cash equivalents at beginning of period	549	612	729
Cash and cash equivalents at end of period	674	549	612
Consolidation Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	(70)	(90)	(172)
Investing Activities
Capital expenditures on property, plant and equipment	0	0	0
Acquisitions, net of cash acquired	0	0	0
Proceeds from sale of businesses and assets, net	0	0	0
Deferred proceeds from Kelsterbach plant relocation	0	0	0
Capital expenditures related to Kelsterbach plant relocation	0	0	0
Return of capital from subsidiary	0	(100)	0
Contributions to subsidiary	3	100	0
Intercompany loan receipts (disbursements)	48	302	332
Other, net	0	0	0
Net cash provided by (used in) investing activities	51	302	332
Financing Activities
Short-term borrowings (repayments), net	(53)	(307)	(370)
Proceeds from short-term borrowings	0	0	0
Repayments of short-term borrowings	0	0	0
Proceeds from long-term debt	0	0	0
Repayments of long-term debt	5	5	38
Refinancing costs	0	0	0
Purchases of treasury stock, including related fees	0	0	0
Dividends to parent	70	90	172
Contributions from parent	(3)	(100)	0
Stock option exercises	0	0	0
Series A common stock dividends	0	0	0
Preferred stock dividends	0	0	0
Return of capital to parent	0	100	0
Other, net	0	0	0
Net cash provided by (used in) financing activities	19	(212)	(160)
Exchange rate effects on cash and cash equivalents	0	0	0
Net increase (decrease) in cash and cash equivalents	0	0	0
Cash and cash equivalents at beginning of period	0	0	0
Cash and cash equivalents at end of period	$ 0	$ 0	$ 0

Consolidating Guarantor Financial Information (Narrative) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Senior Unsecured Notes Due 2022 [Member]	Nov. 30, 2012 Senior Unsecured Notes Due 2022 [Member]	Dec. 31, 2012 Senior Unsecured Notes Due 2021 [Member]	Dec. 31, 2011 Senior Unsecured Notes Due 2021 [Member]	May 31, 2011 Senior Unsecured Notes Due 2021 [Member]	Dec. 31, 2012 Senior Unsecured Notes Due 2018 [Member]	Dec. 31, 2011 Senior Unsecured Notes Due 2018 [Member]	Sep. 30, 2010 Senior Unsecured Notes Due 2018 [Member]
Condensed Financial Statements, Captions [Line Items]
Interest rate, stated percentage		4.63%	4.63%	5.88%	5.88%	5.88%	6.63%	6.63%	6.63%
Issuer and subsidiary guarantors, ownership percentage	100.00%

Subsequent Events (Details) (Subsequent Event [Member], Dividend Declared [Member], USD $) In Millions, except Per Share data, unless otherwise specified	1 Months Ended
Feb. 08, 2013
Subsequent Event [Member] | Dividend Declared [Member]
Subsequent Event [Line Items]
Subsequent event, date	Feb 6, 2013
Subsequent event, description	The cash dividends are for the period from November 1, 2012 to January 31, 2013 and will be paid on February 28, 2013 to holders of record as of February 19, 2013.
Subsequent event, amount	$ 12
Common stock, dividends, per share, declared	$ 0.075